VANECK VECTORS BDC INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Diversified Financials: 99.9%
986,975	Apollo Investment Corp. †	$11,947,332
2,193,098	Ares Capital Corp. †	37,940,595
682,453	Bain Capital Specialty Finance, Inc.	8,530,663
452,386	Barings BDC, Inc.	3,994,568
939,434	BlackRock TCP Capital Corp.	10,700,153
284,684	Capital Southwest Corp. †	5,181,249
373,570	Fidus Investment Corp. †	4,781,696
797,468	FS KKR Capital Corp. †	13,397,462
882,010	FS KKR Capital Corp. II	14,597,265
520,225	Gladstone Capital Corp. †	4,728,845
539,994	Gladstone Investment Corp. †	5,524,139
773,151	Goldman Sachs BDC, Inc. †	13,561,069
1,068,612	Golub Capital BDC, Inc.	15,184,977
1,092,803	Hercules Capital, Inc. †	16,031,420
475,689	Main Street Capital Corp. †	15,136,424
1,134,322	New Mountain Finance Corp. †	12,987,987
336,515	Newtek Business Services Corp. †	6,922,114
1,971,420	Oaktree Specialty Lending Corp.	10,961,095
1,631,849	Owl Rock Capital Corp.	21,050,852
599,001	PennantPark Floating Rate Capital Ltd. †	6,517,131
1,090,314	PennantPark Investment Corp.	5,669,633
2,479,649	Prospect Capital Corp. †	15,621,789
647,023	Sixth Street Specialty Lending, Inc. †	13,238,091
549,798	Solar Capital Ltd.	9,538,995
915,712	TCG BDC, Inc. †	9,853,061
471,254	TriplePoint Venture Growth BDC Corp. †	6,310,091
Total Common Stocks (Cost: $308,988,728)		299,908,696
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.0% (Cost: $17,877,412)
Money Market Fund: 6.0%
17,877,412	State Street Navigator Securities Lending Government Money Market Portfolio	17,877,412
Total Investments: 105.9% (Cost: $326,866,140)		317,786,108
Liabilities in excess of other assets: (5.9)%		(17,610,450)
NET ASSETS: 100.0%		$300,175,658

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $33,459,545.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer, Non-cyclical	2.3%	$6,922,114
Financial	97.7	292,986,582
	100.0%	$299,908,696

VANECK VECTORS CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

Number of Shares		Value
CLOSED-END FUNDS: 99.9% (a)
137,108	AllianceBernstein National Municipal Income Fund, Inc.	$1,985,324
49,070	BlackRock Investment Quality Municipal Trust, Inc.	838,116
44,803	BlackRock Long-Term Municipal Advantage Trust	577,959
180,233	BlackRock Muni Intermediate Duration Fund, Inc.	2,699,890
106,300	BlackRock MuniAssets Fund, Inc.	1,613,634
299,229	BlackRock Municipal 2030 Target Term Trust	7,764,993
35,589	BlackRock Municipal Bond Trust	573,339
123,796	BlackRock Municipal Income Quality Trust	1,859,416
127,196	BlackRock Municipal Income Trust	1,933,379
58,493	BlackRock Municipal Income Trust II	899,037
125,715	BlackRock MuniEnhanced Fund, Inc.	1,524,923
66,320	BlackRock MuniHoldings Fund, Inc.	1,077,700
179,283	BlackRock MuniHoldings Investment Quality Fund	2,596,018
106,145	BlackRock MuniHoldings Quality Fund II, Inc.	1,420,220
56,028	BlackRock MuniHoldings Quality Fund, Inc.	757,499
91,121	BlackRock MuniVest Fund II, Inc.	1,385,039
308,420	BlackRock MuniVest Fund, Inc.	2,871,390
200,375	BlackRock MuniYield Fund, Inc.	2,879,389
57,444	BlackRock MuniYield Investment Fund	811,109
95,425	BlackRock MuniYield Quality Fund II, Inc.	1,343,584
322,809	BlackRock MuniYield Quality Fund III, Inc.	4,664,590
89,555	BlackRock MuniYield Quality Fund, Inc.	1,548,406
62,648	BNY Mellon Municipal Bond Infrastructure Fund, Inc.	908,396
88,951	BNY Mellon Municipal Income, Inc.	781,879
234,317	BNY Mellon Strategic Municipal Bond Fund, Inc.	1,841,732
210,412	BNY Mellon Strategic Municipals, Inc.	1,801,127
207,469	DWS Municipal Income Trust	2,417,014
309,081	Eaton Vance Municipal Bond Fund	4,138,595
31,145	Eaton Vance Municipal Income 2028 Term Trust	714,622
171,116	Eaton Vance Municipal Income Trust	2,308,355
52,828	Eaton Vance National Municipal Opportunities Trust	1,104,105
209,780	Invesco Advantage Municipal Income Trust II	2,433,448
155,885	Invesco Municipal Income Opportunities Trust	1,233,050
290,425	Invesco Municipal Opportunity Trust	3,807,472
260,230	Invesco Municipal Trust	3,380,388
249,521	Invesco Quality Municipal Income Trust	3,213,831
254,666	Invesco Trust for Investment Grade Municipals	3,376,871
222,412	Invesco Value Municipal Income Trust	3,507,437
67,760	MainStay MacKay DefinedTerm Municipal Opportunities Fund	1,482,589
135,713	MFS High Income Municipal Trust	685,351
200,449	MFS Municipal Income Trust	1,334,990
55,531	Neuberger Berman Municipal Fund, Inc.	845,182
792,006	Nuveen AMT-Free Municipal Credit Income Fund	13,345,301
65,151	Nuveen AMT-Free Municipal Value Fund	1,080,855
881,616	Nuveen AMT-Free Quality Municipal Income Fund	13,259,505
72,521	Nuveen Enhanced Municipal Value Fund	1,195,871
159,008	Nuveen Intermediate Duration Municipal Term Fund	2,273,814
43,929	Nuveen Intermediate Duration Quality Municipal Term Fund	644,878
600,905	Nuveen Municipal Credit Income Fund	9,722,643
231,831	Nuveen Municipal Credit Opportunities Fund	3,245,634
241,029	Nuveen Municipal High Income Opportunity Fund	3,475,638
505,914	Nuveen Municipal Value Fund, Inc.	5,716,828
872,747	Nuveen Quality Municipal Income Fund	13,335,574
40,253	Nuveen Select Tax-Free Income Portfolio	702,012
58,072	Nuveen Select Tax-Free Income Portfolio 2	921,022
63,319	PIMCO Municipal Income Fund	903,562
138,868	PIMCO Municipal Income Fund II	2,026,084
79,610	PIMCO Municipal Income Fund III	979,203
111,199	Pioneer Municipal High Income Advantage Trust	1,308,812
108,280	Pioneer Municipal High Income Trust	1,351,334
166,858	Putnam Managed Municipal Income Trust	1,364,899
115,292	Putnam Municipal Opportunities Trust	1,581,806
206,764	Western Asset Managed Municipals Fund, Inc.	2,708,608
40,811	Western Asset Municipal Defined Opportunity Trust, Inc.	869,682
Total Closed-End Funds (Cost: $158,369,754)		166,954,953
Other assets less liabilities: 0.1%		233,131
NET ASSETS: 100.0%		$167,188,084

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.

Summary of Investments by Sector	% of Investments	Value
Financials	100.0%	$166,954,953

VANECK VECTORS CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 66.2%
Basic Materials: 5.8%
CNY	6,000,000	Aluminum Corp. of China Ltd. 3.50%, 09/05/22	$930,912
	10,000,000	Hesteel Co. Ltd. 4.08%, 11/26/24	1,542,883
	10,000,000	Taiyuan Iron & Steel Group Co. Ltd. 3.88%, 08/13/24	1,548,715
			4,022,510
Consumer, Cyclical: 1.8%
	1,414,000	Air China Ltd. 5.10%, 01/18/23	226,296
	6,600,000	Beijing Automotive Group Co. Ltd. 4.48%, 10/19/23	1,037,412
			1,263,708
Consumer, Non-cyclical: 0.3%
	1,135,000	Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	182,254
Diversified: 1.1%
	5,000,000	State Development & Investment Corp. Ltd. 3.79%, 06/03/23	780,590
Energy: 3.8%
	1,200,000	China Petroleum & Chemical Corp. 4.90%, 06/01/22	190,300
	1,500,000	PetroChina Co. Ltd. 3.50%, 01/19/26	230,713
	15,000,000	Yanzhou Coal Mining Co. Ltd. 3.43%, 03/12/25	2,262,082
			2,683,095
Financial: 37.6%
	2,000,000	Beijing Capital Land Ltd. 4.89%, 09/14/23	313,388
	4,900,000	Beijing E-Town International Investment & Development Co. Ltd. 4.58%, 07/27/23	765,206
	5,000,000	Beijing Public Housing Center 3.19%, 04/16/40	754,547
	500,000	Beijing State-Owned Assets Management Co. Ltd. 4.68%, 08/01/22	79,150
	5,000,000	Beijing State-Owned Capital Operation & Management Center 3.85%, 01/14/24	779,119
	3,000,000	Beijing Urban Construction Investment & Development Co. Ltd. 4.40%, 07/20/22	471,804
	1,000,000	China Chengtong Holdings Group Ltd. 4.67%, 07/10/21	156,218
		China Development Bank
	8,361,000	2.92%, 11/27/22	1,300,842
	8,904,000	3.39%, 02/03/27	1,384,618
	16,709,000	3.87%, 08/01/23	2,648,012
	19,079,000	3.91%, 04/06/22	3,002,692
	15,000,000	4.59%, 08/01/38	2,576,214
	2,000,000	China Everbright Ltd. 3.80%, 11/23/23	311,824
		China Fortune Land Development Co. Ltd.
	1,000,000	5.50%, 10/20/22	122,830
	1,000,000	7.00%, 03/03/21	155,521
	1,000,000	China Merchants Securities Co. Ltd. 5.08%, 05/26/25	162,565
		Chongqing Longhu Development Co. Ltd.
	8,000,000	4.44%, 01/25/24	1,259,173
	1,600,000	5.60%, 03/21/23	249,046
	3,000,000	Cinda Investment Co. Ltd. 4.30%, 12/22/23	467,892
	3,000,000	CITIC Securities Co. Ltd. 3.78%, 09/10/24	464,941
	500,000	Dalian Wanda Commercial Management Group Co. Ltd. 4.70%, 07/27/21	77,608
	1,000,000	Financial Street Holdings Co. Ltd. 4.74%, 08/20/21	156,469
	10,000,000	Gemdale Corp. 3.95%, 10/12/25	1,558,233
	5,000,000	Guangzhou City Construction & Development Co. Ltd. 3.60%, 09/27/24	778,137
	9,000,000	Guangzhou R&F Properties Co. Ltd. 7.00%, 01/03/23	1,179,268
	5,000,000	Hefei Xingtai Finance Holding Group Co. Ltd. 4.10%, 06/14/22	780,665
	759,600	Nanjing State Owned Assets Investment & Management Holding Group Co. Ltd. 5.60%, 03/06/23 #	120,653
	1,001,000	Ping An Real Estate Co. Ltd. 3.28%, 08/05/23	155,243
	5,000,000	Qingdao Conson Development Group Co. Ltd. 3.55%, 01/09/25	775,137
	1,000,000	Seazen Holdings Co. Ltd. 5.90%, 03/20/24	155,395
	3,000,000	Shanghai Shimao Co. Ltd. 4.65%, 01/15/22	466,428
	6,000,000	Shenwan Hongyuan Group Co. Ltd. 4.80%, 07/17/23	956,228
		Sichuan Development Holding Co. Ltd.
	5,000,000	4.30%, 03/26/24	789,045
	5,000,000	4.55%, 08/06/25	793,058
	800,000	Wuxi Guolian Development Group Co. Ltd. 4.88%, 05/09/23	127,226
			26,294,395
Industrial: 8.2%
	3,000,000	Beijing Haidian State-Owned Assets Operation & Management Center 4.14%, 12/17/23	461,836
	2,000,000	China COSCO Shipping Corp. Ltd. 4.50%, 04/24/21	311,287
	1,000,000	China Merchants Expressway Network & Technology Holdings Co. Ltd. 4.78%, 08/07/22	158,365
	3,000,000	China National Building Material Co. Ltd. 4.89%, 07/17/24	475,596
	1,248,200	China Railway Corp. 4.63%, 08/25/21	195,646
	5,000,000	China Railway Group Ltd. 3.99%, 07/16/24	782,933
		Guangzhou Metro Group Co. Ltd.
	1,500,000	4.84%, 08/09/27	237,962
	1,800,000	6.05%, 06/03/24 #	292,765
	500,000	Hubei Provincial Communications Investment Group Co. Ltd. 6.68%, 03/27/24	84,066
	1,294,000	Jihua Group Corp. Ltd. 4.10%, 09/15/22	202,809
	1,500,000	Nanchang Municipal Public Investment Holding Group Co. Ltd. 3.23%, 08/22/23	232,685
	1,000,000	Power Construction Corp. of China Ltd. 5.20%, 10/29/22	159,931
	10,000,000	Shandong Hi-Speed Group Co. Ltd. 4.00%, 10/21/24	1,564,657
	810,000	Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23 #	128,365
	1,000,000	Xiamen C&D Corp. Ltd. 4.14% (ChinaBond Government Security Yield Curve 3Y YTM+4.29%), 12/31/99 (o)	155,302
	2,000,000	Xiamen C&D, Inc. 3.50%, 10/15/21	310,681
			5,754,886
Utilities: 7.6%
	3,000,000	China Datang Corp. Renewable Power Co. Ltd. 3.58%, 09/26/22	466,740
	900,000	China Southern Power Grid Co. Ltd. 5.90%, 03/19/24	149,190
	5,000,000	Guangdong Hengjian Investment Holding Co. Ltd. 3.84%, 08/07/24	776,767
	6,000,000	Huaneng Power International, Inc. 5.17% (ChinaBond Government Security Yield Curve 5Y YTM+5.02%), 12/29/49 (o)	953,381
	5,000,000	Shenzhen Energy Group Co. Ltd. 5.25%, 11/20/22	778,714
	6,750,000	State Grid Corp. of China 5.14%, 12/08/21	1,065,168
		State Power Investment Corp. Ltd.
	2,000,000	3.57% (ChinaBond Government Security Yield Curve 3Y YTM+4.08%), 07/06/23 (o)	308,210
	4,995,000	4.20%, 11/20/23	787,701
			5,285,871
Total Corporate Bonds (Cost: $45,034,991)			46,267,309

GOVERNMENT OBLIGATIONS: 18.5%
Government: 18.5%
		China Government Bonds
	846,000	2.90%, 05/05/26	130,558
	500,000	3.27%, 08/22/46	71,874
	29,966,000	3.27%, 08/22/46	4,307,570
	45,402,000	3.40%, 04/17/23	7,135,965
	1,000,000	3.52%, 04/25/46	150,474
	7,541,000	4.26%, 07/31/21	1,181,346
Total Government Obligations (Cost: $12,735,942)			12,977,787
Total Investments: 84.7% (Cost: $57,770,933)			59,245,096
Other assets less liabilities: 15.3%			10,682,707
NET ASSETS: 100.0%			$69,927,803

Definitions:
CNY	Chinese Yuan

Footnotes:
(o)	Perpetual Maturity - the date shown is the next call date
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $541,783 which represents 0.8% of net assets.

Summary of Investments by Sector	% of Investments	Value
Basic Materials	6.8%	$4,022,510
Consumer, Cyclical	2.2	1,263,708
Consumer, Non-cyclical	0.3	182,254
Diversified	1.3	780,590
Energy	4.5	2,683,095
Financial	44.4	26,294,395
Government	21.9	12,977,787
Industrial	9.7	5,754,886
Utilities	8.9	5,285,871
	100.0%	$59,245,096

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 32.2%
Argentina: 0.1%
USD	25,000	YPF SA Reg S 8.50%, 07/28/25	$16,930

Bermuda: 0.0%
	10,466	Digicel Group 0.5 Ltd. 144A 8.00% 04/01/25	6,418

Brazil: 3.4%
	50,000	Banco do Brasil SA Reg S 9.00% (US Treasury Yield Curve Rate T 10 Year+6.36%), 06/18/24	55,985
	50,000	Braskem Netherlands Finance BV Reg S 4.50%, 01/31/30	50,887
	25,000	Gerdau Trade, Inc. Reg S 4.88%, 10/24/27	28,563
	50,000	Itau Unibanco Holding SA Reg S 5.13%, 05/13/23	53,913
		Petrobras Global Finance BV
	50,000	6.00%, 01/27/28	58,688
	60,000	6.75%, 01/27/41	71,494
	100,000	Suzano Austria GmbH 6.00%, 01/15/29	119,874
	75,000	Vale Overseas Ltd. 6.88%, 11/21/36	107,591
			546,995
Chile: 0.2%
	25,000	Empresa Nacional del Petroleo Reg S 5.25%, 11/06/29	29,366
China / Hong Kong: 3.8%
	100,000	Alibaba Group Holding Ltd. 144A 3.60%, 11/28/24	109,327
	100,000	Bank of China Ltd. Reg S 5.00%, 11/13/24	112,637
	100,000	China Cinda Finance I Ltd. Reg S 4.25%, 04/23/25	110,668
	200,000	Huarong Finance II Co. Ltd. Reg S 5.50%, 01/16/25	225,788
	50,000	Tencent Holdings Ltd. Reg S 3.60%, 01/19/28	54,881
			613,301
Colombia: 0.9%
	100,000	Bancolombia SA 4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/27 † (o)	102,236
	40,000	Ecopetrol SA 5.38%, 06/26/26	45,490
			147,726
Czech Republic: 0.5%
EUR	50,000	CEZ AS Reg S 4.88%, 04/16/25	73,101
India: 2.4%
USD	50,000	ICICI Bank Ltd. Reg S 4.00%, 03/18/26	54,642
	200,000	Reliance Industries Ltd. 144A 4.13%, 01/28/25	223,282
	100,000	State Bank of India 144A 4.88%, 04/17/24	110,697
			388,621
Indonesia: 1.1%
	70,000	Pertamina Persero PT 144A 4.30%, 05/20/23	75,075
	100,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara Reg S 4.13%, 05/15/27	109,900
			184,975
Israel: 1.0%
	10,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	10,044
	100,000	Teva Pharmaceutical Finance Netherlands II BV Reg S 1.13%, 10/15/24	114,945
		Teva Pharmaceutical Finance Netherlands III BV
	20,000	2.80%, 07/21/23	19,865
	20,000	3.15%, 10/01/26	19,113
			163,967
Malaysia: 0.7%
	100,000	Petronas Capital Ltd. Reg S 7.88%, 05/22/22	109,696
Mexico: 4.7%
	125,000	America Movil SAB de CV 6.13%, 03/30/40	181,400
	100,000	Cemex SAB de CV 144A 5.70%, 01/11/25	102,362
	50,000	Comision Federal de Electricidad Reg S 4.88%, 01/15/24	55,182
		Petróleos Mexicanos
	75,000	6.50%, 03/13/27	77,756
	50,000	6.50%, 06/02/41	43,993
	64,000	6.63%, 06/15/38	58,160
	50,000	6.75%, 09/21/47	43,757
EUR	110,000	Petróleos Mexicanos Reg S 5.50%, 02/24/25	143,403
USD	35,000	Southern Copper Corp. 7.50%, 07/27/35	52,815
			758,828
Peru: 0.8%
	125,000	Banco de Credito del Peru Reg S 4.25%, 04/01/23	134,109
Qatar: 0.7%
	100,000	Ooredoo International Finance Ltd. Reg S 3.25%, 02/21/23	104,750
Russia: 2.9%
	60,000	Gaz Capital SA Reg S 8.63%, 04/28/34	90,646
	100,000	Gazprom PJSC Via Gaz Capital SA Reg S 7.29%, 08/16/37	141,756
	100,000	Lukoil International Finance BV Reg S 6.66%, 06/07/22	107,494
	100,000	Vnesheconombank Via VEB Finance Plc Reg S 4.03%, 02/21/23	129,250
			469,146
Saudi Arabia: 1.2%
	75,000	Saudi Arabian Oil Co. 144A 4.25%, 04/16/39	86,320
	100,000	Saudi Electricity Global Sukuk Co. 2 144A 3.47%, 04/08/23	105,681
			192,001
South Africa: 0.7%
		Anglo American Capital Plc Reg S
	50,000	3.63%, 09/11/24	54,857
	50,000	4.75%, 04/10/27	59,378
			114,235
Turkey: 1.0%
	50,000	Turkiye Garanti Bankasi AS Reg S 5.25%, 09/13/22	51,390
	100,000	Yapi ve Kredi Bankasi AS 144A 6.10%, 03/16/23	102,750
			154,140
Ukraine: 0.4%
	25,000	DTEK Finance Plc 10.75%, 12/31/24 (d) *	17,043
	50,000	Metinvest BV 144A 7.75%, 04/23/23	53,332
			70,375
United Arab Emirates: 2.8%
	100,000	DAE Funding LLC Reg S 5.00%, 08/01/24	103,927
	100,000	DP World Ltd. Reg S 6.85%, 07/02/37	135,305
EUR	100,000	Emirates Telecommunications Group Co. PJSC Reg S 2.75%, 06/18/26	138,834
USD	75,000	MDGH - GMTN BV Reg S 5.50%, 03/01/22	79,199
			457,265
United Kingdom: 2.6%
	50,000	AngloGold Ashanti Holdings Plc 5.13%, 08/01/22 †	52,846
	75,000	CK Hutchison Capital Securities 17 Ltd. Reg S 4.00% (US Treasury Yield Curve Rate T 5 Year+2.07%), 05/12/22 (o)	76,500
	75,000	CK Hutchison International 17 Ltd. Reg S 2.88%, 04/05/22	77,005
	200,000	Swire Pacific MTN Financing Ltd. Reg S 4.50%, 10/09/23	217,683
			424,034
Zambia: 0.3%
	50,000	First Quantum Minerals Ltd. 144A 7.50%, 04/01/25	51,752

Total Corporate Bonds (Cost: $4,755,111)			5,211,731
GOVERNMENT OBLIGATIONS: 65.9%
Angola: 0.3%
	50,000	Angolan Government International Bonds 144A 8.25%, 05/09/28	50,101

Argentina: 0.3%
EUR	120,000	Provincia de Buenos Aires Reg S 4.00%, 05/15/35	53,053

Bahrain: 0.8%
		Bahrain Government International Bonds 144A
USD	64,000	6.13%, 08/01/23	68,993
	50,000	6.75%, 09/20/29	56,473
			125,466
Brazil: 4.4%
		Brazil Government International Bonds
	25,000	4.25%, 01/07/25	27,320
	25,000	5.00%, 01/27/45	25,982
	50,000	7.13%, 01/20/37	64,215
		Brazil Letras do Tesouro Nacional
BRL	280,000	0.00% 07/01/22 ^	48,305
	440,000	0.00% 07/01/23 ^	70,644
	830,000	0.00% 01/01/24 ^	128,222
		Brazil Notas do Tesouro Nacional, Series F
	515,000	10.00%, 01/01/23	102,678
	470,000	10.00%, 01/01/25	96,988
	420,000	10.00%, 01/01/27	88,127
	205,000	10.00%, 01/01/29	43,436
	120,000	10.00%, 01/01/31	25,508
			721,425
Chile: 3.0%
		Bonos de la Tesoreria de la Republica de Chile
CLP	25,000,000	4.50%, 03/01/26	39,110
	25,000,000	5.00%, 03/01/35	41,238
	20,000,000	6.00%, 01/01/43	36,987
USD	100,000	Chile Government International Bonds 3.13%, 03/27/25	109,876
EUR	100,000	Corp. Nacional del Cobre de Chile Reg S 2.25%, 07/09/24	130,958
USD	100,000	Empresa de Transporte de Pasajeros Metro SA Reg S 4.70%, 05/07/50 †	124,000
			482,169
China / Hong Kong: 0.8%
CNY	100,000	China Government Bonds 2.94%, 10/17/24	15,459
USD	100,000	Export-Import Bank of China Reg S 3.63%, 07/31/24	110,184
			125,643
Colombia: 2.4%
		Colombia Government International Bonds
	25,000	4.00%, 02/26/24	26,908
	50,000	5.00%, 06/15/45	58,162
	25,000	6.13%, 01/18/41	32,138
		Colombian TES
COP	132,200,000	6.00%, 04/28/28	39,625
	88,000,000	6.25%, 11/26/25	27,388
	135,600,000	7.00%, 05/04/22	40,405
	103,000,000	7.00%, 06/30/32	31,514
	158,100,000	7.50%, 08/26/26	51,533
	100,500,000	7.75%, 09/18/30	32,856
	139,400,000	10.00%, 07/24/24	47,850
			388,379
Croatia: 0.5%
USD	75,000	Croatia Government International Bonds 144A 6.00%, 01/26/24	86,549
Czech Republic: 1.7%
		Czech Republic Government Bonds
CZK	510,000	0.25%, 02/10/27	22,781
	470,000	1.25%, 02/14/25	22,416
	460,000	2.00%, 10/13/33	22,948
	430,000	2.75%, 07/23/29	22,676
		Czech Republic Government Bonds Reg S
	500,000	0.45%, 10/25/23	23,400
	530,000	0.95%, 05/15/30	24,060
	480,000	1.00%, 06/26/26	22,454
	440,000	2.40%, 09/17/25	22,055
	440,000	2.50%, 08/25/28	22,646
EUR	50,000	3.88%, 05/24/22	64,205
			269,641
Dominican Republic: 0.4%
		Dominican Republic International Bonds Reg S
USD	25,000	5.95%, 01/25/27	28,806
	25,000	6.85%, 01/27/45	29,563
			58,369
Ecuador: 0.3%
		Ecuador Government International Bonds 144A
	4,391	0.50%, 07/31/50^	1,899
	24,450	0.50%, 07/31/30 (s)	13,142
	49,530	0.50%, 07/31/35 (s)	22,784
	17,150	0.50%, 07/31/40 (s)	7,546
			45,371
Egypt: 0.3%
	50,000	Egypt Government International Bonds 144A 7.50%, 01/31/27	58,062

El Salvador: 0.2%
	30,000	El Salvador Government International Bonds Reg S 7.65%, 06/15/35	29,550

Hungary: 1.9%
		Hungary Government Bonds
HUF	7,400,000	1.75%, 10/26/22	25,735
	8,650,000	2.50%, 10/24/24	31,006
	9,000,000	3.00%, 06/26/24	32,686
	7,450,000	3.00%, 10/27/27	27,657
	6,520,000	5.50%, 06/24/25	26,259
	6,600,000	6.00%, 11/24/23	25,731
	6,100,000	7.00%, 06/24/22	22,637
USD	100,000	Hungary Government International Bonds 5.38%, 03/25/24	114,325
			306,036
Indonesia: 6.3%
		Indonesia Government International Bonds Reg S
	75,000	7.75%, 01/17/38	118,178
	100,000	8.50%, 10/12/35	164,135
		Indonesia Treasury Bonds
IDR	579,000,000	5.63%, 05/15/23	42,175
	487,000,000	6.13%, 05/15/28	34,793
	598,000,000	6.63%, 05/15/33	43,013
	435,000,000	7.00%, 05/15/22	32,088
	696,000,000	7.00%, 05/15/27	52,669
	560,000,000	7.00%, 09/15/30	41,978
	499,000,000	8.13%, 05/15/24	38,777
	550,000,000	8.25%, 05/15/29	44,234
	345,000,000	8.25%, 06/15/32	27,556
	425,000,000	8.25%, 05/15/36	33,971
	610,000,000	8.38%, 03/15/24	47,527
	559,000,000	8.38%, 09/15/26	45,153
	628,000,000	8.38%, 03/15/34	50,854
	393,000,000	8.75%, 05/15/31	32,661
	480,000,000	9.00%, 03/15/29	40,008
	214,000,000	10.50%, 08/15/30	19,640
	100,000	Perusahaan Gas Negara Tbk PT Reg S 5.13%, 05/16/24	110,131
			1,019,541
Israel: 2.6%
		Israel Fixed Bonds
ILS	70,000	0.50%, 04/30/25	21,596
	70,000	1.00%, 03/31/30	21,664
		Israel Government Bonds
	120,000	1.75%, 08/31/25	39,084
	110,000	2.00%, 03/31/27	36,825
	100,000	3.75%, 03/31/24	33,979
	65,000	3.75%, 03/31/47	27,470
	125,000	4.25%, 03/31/23	41,588
	90,000	5.50%, 01/31/42	46,796
	100,000	6.25%, 10/30/26	40,719
		Israel Government International Bonds
USD	50,000	4.00%, 06/30/22	52,647
	50,000	4.50%, 01/30/43	64,651
			427,019
Jamaica: 0.4%
	50,000	Jamaica Government International Bonds 6.75%, 04/28/28	60,050
Kazakhstan: 0.4%
	50,000	Kazakhstan Government International Bonds Reg S 5.13%, 07/21/25	59,152
Kuwait: 0.3%
	40,000	Kuwait International Government Bonds 144A 3.50%, 03/20/27	45,290
Malaysia: 3.9%
		Malaysia Government Bonds
MYR	85,000	3.42%, 08/15/22	21,532
	125,000	3.48%, 03/15/23	31,958
	50,000	3.50%, 05/31/27	13,186
	130,000	3.73%, 06/15/28	34,877
	70,000	3.80%, 09/30/22	17,885
	28,000	3.80%, 08/17/23	7,252
	90,000	3.83%, 07/05/34	23,455
	180,000	3.84%, 04/15/33	46,622
	175,000	3.89%, 03/15/27	47,052
	64,000	3.89%, 08/15/29	17,291
	92,000	3.90%, 11/16/27	24,821
	60,000	3.91%, 07/15/26	16,112
	147,000	3.96%, 09/15/25	39,348
	125,000	4.06%, 09/30/24	33,186
	123,000	4.18%, 07/15/24	32,658
	130,000	4.23%, 06/30/31	36,043
	125,000	4.39%, 04/15/26	34,215
	125,000	4.50%, 04/15/30	35,205
	60,000	4.64%, 11/07/33	16,786
	133,000	4.74%, 03/15/46	36,975
	130,000	4.76%, 04/07/37	36,966
	35,000	4.89%, 06/08/38	9,995
	88,000	Malaysia Government Investment Issue 4.47%, 09/15/39	24,031
			637,451
Mexico: 5.4%
		Mexican Bonos
MXN	1,051,000	5.75%, 03/05/26	54,622
	1,150,000	6.50%, 06/09/22	58,585
	1,190,100	7.50%, 06/03/27	67,341
	697,000	7.75%, 05/29/31	40,347
	477,000	7.75%, 11/23/34	27,532
	762,000	7.75%, 11/13/42	42,842
	906,000	8.00%, 12/07/23	49,267
	787,000	8.00%, 09/05/24	43,630
	756,000	8.00%, 11/07/47	43,569
	1,170,000	8.50%, 05/31/29	70,678
	735,000	8.50%, 11/18/38	44,430
	1,095,000	10.00%, 12/05/24	64,886
	430,000	10.00%, 11/20/36	29,401
		Mexico Government International Bonds
USD	77,000	4.00%, 10/02/23	84,285
	75,000	4.75%, 03/08/44	84,510
	60,000	6.05%, 01/11/40	76,833
			882,758
Nigeria: 1.0%
NGN	18,470,000	Nigeria Government Bonds 16.39%, 01/27/22	54,144
USD	100,000	Nigeria Government International Bonds 144A 6.50%, 11/28/27	108,161
			162,305
Oman: 0.8%
		Oman Government International Bonds 144A
	75,000	5.63%, 01/17/28	77,902
	50,000	6.75%, 01/17/48	49,514
			127,416
Panama: 0.6%
		Panama Government International Bonds
	20,000	3.88%, 03/17/28	22,647
	35,000	6.70%, 01/26/36	50,288
	19,400	7.13%, 01/29/26	24,780
			97,715
Peru: 2.1%
		Peru Government Bonds
PEN	52,000	5.35%, 08/12/40	14,610
	114,000	5.40%, 08/12/34	34,339
	45,000	5.70%, 08/12/24	14,399
	74,000	5.94%, 02/12/29	24,902
	70,000	6.15%, 08/12/32	23,131
	90,000	6.35%, 08/12/28	31,041
	60,000	6.85%, 02/12/42	19,867
	60,000	6.90%, 08/12/37	20,064
	65,000	6.95%, 08/12/31	22,964
	55,000	8.20%, 08/12/26	20,373
		Peru Government International Bonds
USD	62,000	7.35%, 07/21/25	78,966
	25,000	8.75%, 11/21/33	42,149
			346,805
Philippines: 1.9%
		Philippine Government International Bonds
	50,000	5.00%, 01/13/37	65,761
	25,000	6.38%, 10/23/34	36,635
	25,000	9.50%, 02/02/30	41,124
	25,000	10.63%, 03/16/25	35,259
	100,000	Power Sector Assets & Liabilities Management Corp. Reg S 7.39%, 12/02/24	125,000
			303,779
Poland: 2.9%
		Republic of Poland Government Bonds
PLN	140,000	2.25%, 04/25/22	38,727
	118,000	2.25%, 10/25/24	34,160
	154,000	2.50%, 01/25/23	43,435
	108,000	2.50%, 04/25/24	31,275
	175,000	2.50%, 07/25/26	52,119
	175,000	2.50%, 07/25/27	52,467
	130,000	2.75%, 04/25/28	39,701
	144,000	2.75%, 10/25/29	44,132
	130,000	3.25%, 07/25/25	39,352
	135,000	4.00%, 10/25/23	40,219
	120,000	5.75%, 09/23/22	35,326
	50,000	5.75%, 04/25/29	18,706
			469,619
Qatar: 1.3%
		Qatar Government International Bonds Reg S
USD	100,000	6.40%, 01/20/40	154,740
	30,000	9.75%, 06/15/30	50,523
			205,263
Romania: 1.8%
		Romania Government Bonds
RON	60,000	3.25%, 04/29/24	15,521
	80,000	3.40%, 03/08/22	20,283
	70,000	4.40%, 09/25/23	18,543
	70,000	4.50%, 06/17/24	18,848
	80,000	4.75%, 02/24/25	22,009
	55,000	4.85%, 04/22/26	15,487
	55,000	5.00%, 02/12/29	16,185
	60,000	5.80%, 07/26/27	18,040
	70,000	5.85%, 04/26/23	18,916
		Romanian Government International Bonds Reg S
EUR	25,000	2.75%, 10/29/25	33,789
	45,000	3.88%, 10/29/35	67,099
USD	25,000	4.88%, 01/22/24	27,969
			292,689
Russia: 3.1%
		Russian Federal Bonds
RUB	1,800,000	6.50%, 02/28/24	24,779
	2,190,000	6.90%, 05/23/29	30,521
	1,200,000	7.00%, 08/16/23	16,674
	2,000,000	7.05%, 01/19/28	28,162
	2,300,000	7.10%, 10/16/24	32,336
	1,800,000	7.15%, 11/12/25	25,457
	2,200,000	7.25%, 05/10/34	30,951
	1,300,000	7.40%, 12/07/22	18,092
	2,110,000	7.40%, 07/17/24	29,845
	1,200,000	7.60%, 07/20/22	16,618
	1,900,000	7.70%, 03/23/33	27,713
	2,100,000	7.75%, 09/16/26	30,537
	1,800,000	7.95%, 10/07/26	26,399
	2,080,000	8.15%, 02/03/27	30,877
	1,700,000	8.50%, 09/17/31	26,398
		Russian Foreign Bonds Reg S
USD	25,500	7.50%, 03/31/30 (s)	29,548
	45,000	12.75%, 06/24/28	76,351
			501,258
Saudi Arabia: 1.7%
	50,000	Saudi Government International Bonds 144A 4.50%, 10/26/46	59,001
	200,000	Saudi Government International Bonds Reg S 3.25%, 10/26/26	219,744
			278,745
South Africa: 3.8%
		Republic of South Africa Government Bonds
ZAR	493,000	6.25%, 03/31/36	22,624
	700,000	7.00%, 02/28/31	39,812
	375,000	7.75%, 02/28/23	26,445
	930,000	8.00%, 01/31/30	59,047
	600,000	8.25%, 03/31/32	36,135
	700,000	8.50%, 01/31/37	38,858
	720,000	8.75%, 01/31/44	39,339
	1,175,000	8.75%, 02/28/48	64,283
	550,000	8.88%, 02/28/35	32,382
	547,000	9.00%, 01/31/40	31,075
	1,245,000	10.50%, 12/21/26	97,880
		Republic of South Africa Government International Bonds
USD	50,000	4.30%, 10/12/28	50,989
	75,000	5.88%, 09/16/25	84,804
			623,673
Sri Lanka: 0.4%
		Sri Lanka Government International Bonds 144A
	50,000	5.75%, 04/18/23	33,079
	40,000	6.85%, 11/03/25	25,200
			58,279
Thailand: 4.0%
		Thailand Government Bonds
THB	1,300,000	1.88%, 06/17/22	44,314
	1,300,000	2.00%, 12/17/22	44,706
	1,400,000	2.13%, 12/17/26	50,485
	730,000	2.40%, 12/17/23	25,714
	894,000	2.88%, 12/17/28	33,919
	1,350,000	3.40%, 06/17/36	56,394
	1,033,000	3.63%, 06/16/23	37,083
	1,300,000	3.65%, 06/20/31	53,255
	1,089,000	3.78%, 06/25/32	45,460
	1,250,000	3.85%, 12/12/25	48,058
	350,000	4.00%, 06/17/66	16,979
	1,000,000	4.68%, 06/29/44	51,184
	655,000	4.85%, 06/17/61	36,502
	1,400,000	4.88%, 06/22/29	60,634
	900,000	Thailand Government Bonds Reg S 4.26%, 12/12/37	40,914
			645,601
Turkey: 2.5%
		Turkey Government International Bonds
USD	75,000	5.75%, 05/11/47	68,839
	50,000	6.00%, 03/25/27	53,209
	90,000	6.88%, 03/17/36	96,346
TRY	100,000	7.10%, 03/08/23	12,085
USD	80,000	7.38%, 02/05/25	89,456
TRY	100,000	8.00%, 03/12/25	11,571
	130,000	10.50%, 08/11/27	16,191
	118,000	10.60%, 02/11/26	14,842
	100,000	10.70%, 08/17/22	13,044
	130,000	11.00%, 03/02/22	17,135
	42,000	12.20%, 01/18/23	5,611
	110,000	12.40%, 03/08/28	14,861
			413,190
United Arab Emirates: 0.8%
		Abu Dhabi Government International Bonds 144A
USD	50,000	2.50%, 10/11/22	51,744
	65,000	3.13%, 10/11/27	72,627
			124,371
Uruguay: 0.6%
	77,000	Uruguay Government International Bonds 4.50%, 08/14/24	84,942
		Uruguay Government International Bonds Reg S
UYU	370,000	8.50%, 03/15/28	9,267
	300,000	9.88%, 06/20/22	7,394
			101,603
Total Government Obligations (Cost: $10,394,686)			10,683,386
Total Investments Before Collateral for Securities Loaned: 98.1% (Cost: $15,149,797)			15,895,117

Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7% (Cost: $121,125)
Money Market Fund: 0.7%
	121,125	State Street Navigator Securities Lending Government Money Market Portfolio
			121,125

Total Investments: 98.8% (Cost: $15,270,922)			16,016,242
Other assets less liabilities: 1.2%			192,086
NET ASSETS: 100.0%			$16,208,328

Definitions:
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:
(d)	Security in default
(o)	Perpetual Maturity — the date shown is the next call date
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $264,600.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,915,063, or 11.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	4.0%	$631,895
Communications	3.7	595,610
Consumer, Non-cyclical	1.9	299,272
Diversified	2.3	371,188
Energy	9.1	1,440,349
Financial	8.3	1,323,264
Government	67.2	10,683,386
Industrial	1.3	206,289
Utilities	2.2	343,864
	100.0%	$15,895,117

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 92.3%
Argentina: 2.6%
$498,726	Aeropuertos Argentina 2000 SA 144A 9.38% 02/01/27	$405,215
625,000	Agua y Saneamientos Argentinos SA Reg S 6.63%, 02/01/23	304,688
990,000	Arcor SAIC 144A 6.00%, 07/06/23	926,967
625,000	Capex SA 144A 6.88%, 05/15/24	540,631
450,000	Generacion Mediterranea SA 144A 9.63%, 07/27/23	298,546
150,000	Generacion Mediterranea SA Reg S 9.63%, 07/27/23	99,515
675,000	IRSA Propiedades Comerciales SA 144A
	8.75%, 03/23/23	574,712
50,000	IRSA Propiedades Comerciales SA Reg S
	8.75%, 03/23/23	42,571
	MercadoLibre, Inc.
700,000	2.38%, 01/14/26	706,125
1,300,000	3.13%, 01/14/31	1,307,332
950,000	MSU Energy SA 144A 6.88%, 02/01/25	619,885
150,000	MSU Energy SA / UGEN SA / UENSA SA Reg S 6.88%, 02/01/25	97,877
	Pampa Energia SA 144A
800,000	7.38%, 07/21/23	714,008
1,325,000	7.50%, 01/24/27	1,088,726
625,000	9.13%, 04/15/29	525,000
	Telecom Argentina SA 144A
700,000	8.00%, 07/18/26	611,625
875,000	8.50%, 08/06/25	779,297
960,000	Transportadora de Gas del Sur SA 144A 6.75%, 05/02/25	842,006
825,000	YPF Energia Electrica SA 144A 10.00%, 07/25/26	647,625
	YPF SA 144A
2,100,000	6.95%, 07/21/27	1,294,314
1,550,000	7.00%, 12/15/47	890,181
1,130,000	8.50%, 03/23/25	929,425
2,900,000	8.50%, 07/28/25	1,963,880
862,000	8.50%, 06/27/29	535,574
3,100,000	8.75%, 04/04/24	2,294,759
		19,040,484
Armenia: 0.1%
600,000	Ardshinbank CJSC Via Dilijan Finance BV 144A 6.50%, 01/28/25	597,000
Azerbaijan: 0.8%
1,000,000	Petkim Petrokimya Holding AS 144A 5.88%, 01/26/23	1,025,045
3,825,000	Southern Gas Corridor CJSC 144A 6.88%, 03/24/26	4,616,354
200,000	Southern Gas Corridor CJSC Reg S 6.88%, 03/24/26	241,378
		5,882,777
Bahrain: 1.2%
900,000	BBK BSC Reg S 5.50%, 07/09/24	936,392
1,000,000	GFH Sukuk Ltd. Reg S 7.50%, 01/28/25	1,017,500
	Mumtalakat Sukuk Holding Co. Reg S
1,000,000	4.10%, 01/21/27	1,031,601
1,200,000	5.63%, 02/27/24	1,289,629
	Oil and Gas Holding Co. BSCC 144A
2,025,000	7.50%, 10/25/27	2,302,172
900,000	7.63%, 11/07/24	1,004,207
1,000,000	8.38%, 11/07/28	1,173,729
		8,755,230
Bermuda: 0.9%
975,142	Digicel Group 0.5 Ltd. 10.00%, 04/01/24	918,135
513,396	Digicel Group 0.5 Ltd. 144A 8.00% 04/01/25	314,840
300,000	Digicel Holdings Bermuda Ltd / Digicel International Finance Ltd 144A 13.00% 12/31/25	302,715
2,450,000	Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd. 144A 8.75%, 05/25/24	2,557,187
1,075,000	Digicel Ltd. 144A 6.75%, 03/01/23	888,219
200,000	Digicel Ltd. Reg S 6.75%, 03/01/23	165,250
1,400,000	Eurochem Finance DAC 144A 5.50%, 03/13/24	1,543,466
		6,689,812
Brazil: 9.3%
900,000	Adecoagro SA 144A 6.00%, 09/21/27	949,077
150,000	Adecoagro SA Reg S 6.00%, 09/21/27	158,180
200,000	Aegea Finance SARL 144A 5.75%, 10/10/24	210,012
1,174,000	Arcos Dorados Holdings, Inc. 144A 5.88%, 04/04/27	1,234,179
440,000	Atento Luxco 1 SA 144A 6.13%, 08/10/22 †	440,990
200,000	Azul Investments LLP 144A 5.88%, 10/26/24 †	184,100
400,000	B2W Digital Lux Sarl 144A 4.38%, 12/20/30	414,500
	Banco Bradesco SA 144A
750,000	2.85%, 01/27/23	769,125
600,000	3.20%, 01/27/25	624,246
650,000	5.75%, 03/01/22	680,752
100,000	Banco Bradesco SA Reg S 2.85%, 01/27/23	102,401
	Banco BTG Pactual SA 144A
400,000	2.75%, 01/11/26	390,400
600,000	4.50%, 01/10/25	632,580
200,000	5.50%, 01/31/23	212,750
175,000	5.75%, 09/28/22	184,485
	Banco BTG Pactual SA Reg S
200,000	5.50%, 01/31/23	212,750
100,000	5.75%, 09/28/22	105,420
350,000	Banco Daycoval SA Reg S
	4.25%, 12/13/24	362,250
1,450,000	Banco do Brasil SA 3.88%, 10/10/22 †	1,510,900
	Banco do Brasil SA 144A
850,000	4.63%, 01/15/25 †	916,938
500,000	4.75%, 03/20/24	537,850
650,000	4.88%, 04/19/23	694,200
500,000	5.88%, 01/19/23	539,200
800,000	Banco do Estado do Rio Grande do Sul SA 144A 5.38% (US Treasury Yield Curve Rate T 5 Year+4.93%), 01/28/31	797,568
400,000	Banco Safra SA 144A 4.13%, 02/08/23	417,804
	Banco Votorantim SA 144A
400,000	4.00%, 09/24/22	414,604
500,000	4.38%, 07/29/25	530,875
200,000	4.50%, 09/24/24 †	212,522
300,000	8.25% (US Treasury Yield Curve Rate T 5 Year+6.11%), 12/07/22 (o)	317,628
600,000	Braskem America Finance Co. 144A 7.13%, 07/22/41	682,287
550,000	Braskem Finance Ltd. 6.45%, 02/03/24	603,075
1,800,000	Braskem Idesa SAPI 144A 7.45%, 11/15/29	1,752,822
	Braskem Netherlands Finance BV 144A
950,000	4.50%, 01/10/28	985,872
1,040,000	4.50%, 01/31/30	1,058,450
500,000	5.88%, 01/31/50	510,500
500,000	8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 01/23/81	554,900
400,000	BRF GmbH 144A 4.35%, 09/29/26	421,500
	BRF SA 144A
600,000	4.88%, 01/24/30	638,361
500,000	5.75%, 09/21/50	526,875
400,000	Caixa Economica Federal 144A 3.50%, 11/07/22	414,844
1,135,000	Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24	1,315,749
	Centrais Eletricas Brasileiras SA 144A
400,000	3.63%, 02/04/25	408,900
600,000	4.63%, 02/04/30	621,864
200,000	Cielo USA, Inc. 144A 3.75%, 11/16/22	205,697
600,000	Cosan Ltd. 144A 5.50%, 09/20/29	642,129
400,000	Cosan Luxembourg SA 144A 7.00%, 01/20/27 †	426,050
1,050,000	CSN Islands XI Corp. 144A 6.75%, 01/28/28	1,131,795
200,000	CSN Islands XI Corp. Reg S 6.75%, 01/28/28	215,580
	CSN Resources SA 144A
500,000	7.63%, 02/13/23	519,880
300,000	7.63%, 04/17/26 †	322,779
	Embraer Netherlands Finance BV
800,000	5.05%, 06/15/25	839,068
600,000	5.40%, 02/01/27	628,050
500,000	Embraer Netherlands Finance BV 144A 6.95%, 01/17/28	563,375
300,000	Embraer Overseas Ltd. 144A 5.70%, 09/16/23	319,769
200,000	Embraer SA 5.15%, 06/15/22	207,125
500,000	FS Luxembourg Sarl 144A 10.00%, 12/15/25	534,005
	Globo Comunicacao e Participacoes SA 144A
350,000	4.84%, 06/08/25	370,129
200,000	4.88%, 01/22/30	209,900
400,000	Gol Finance SA 144A 7.00%, 01/31/25	351,020
500,000	Hidrovias International Finance SARL 144A 5.95%, 01/24/25	528,645
400,000	InterCement Financial Operations BV 144A 5.75%, 07/17/24	346,330
	Itau Unibanco Holding SA 144A
450,000	3.25%, 01/24/25	468,990
800,000	4.50% (US Treasury Yield Curve Rate T 5 Year+2.82%), 11/21/29	824,608
400,000	4.63% (US Treasury Yield Curve Rate T 5 Year+3.22%), 02/27/25 (o)	383,612
1,375,000	5.13%, 05/13/23	1,482,594
1,050,000	5.50%, 08/06/22	1,110,847
775,000	5.65%, 03/19/22	814,525
	Itau Unibanco Holding SA/Cayman Island 144A
750,000	2.90%, 01/24/23	767,576
200,000	3.88% (US Treasury Yield Curve Rate T 5 Year+3.45%), 04/15/31	200,560
400,000	JSM Global SARL 144A 4.75%, 10/20/30 †	422,256
	Klabin Austria GmbH 144A
650,000	5.75%, 04/03/29	751,400
500,000	7.00%, 04/03/49	627,748
300,000	Klabin Finance SA 144A 4.88%, 09/19/27 †	334,254
200,000	Light Servicos de Eletricidade SA / Light Energia SA 144A 7.25%, 05/03/23	208,675
1,000,000	MARB BondCo Plc 144A 3.95%, 01/29/31	997,250
	Minerva Luxembourg SA 144A
400,000	5.88%, 01/19/28	426,374
950,000	6.50%, 09/20/26	1,001,063
851,688	MV24 Capital BV 144A 6.75%, 06/01/34	928,127
500,000	Natura Cosmeticos SA 144A 5.38%, 02/01/23 †	511,755
	NBM US Holdings, Inc. 144A
750,000	6.63%, 08/06/29	845,978
900,000	7.00%, 05/14/26	967,275
	Nexa Resources SA 144A
500,000	5.38%, 05/04/27	548,375
300,000	6.50%, 01/18/28	349,313
	Petrobras Global Finance BV
300,000	4.38%, 05/20/23	322,278
1,375,000	5.09%, 01/15/30	1,512,156
425,000	5.30%, 01/27/25	483,756
1,025,000	5.60%, 01/03/31	1,145,694
125,000	5.63%, 05/20/43	134,434
475,000	5.75%, 02/01/29	552,069
800,000	6.00%, 01/27/28	939,012
375,000	6.25%, 03/17/24	428,216
400,000	6.75%, 01/27/41	476,630
550,000	6.75%, 06/03/50	644,625
875,000	6.85%, 06/05/15	1,022,118
417,000	6.88%, 01/20/40	501,620
800,000	6.90%, 03/19/49	964,016
600,000	7.25%, 03/17/44	740,040
650,000	7.38%, 01/17/27	813,703
430,000	8.75%, 05/23/26	568,138
	Rede D’or Finance SARL 144A
750,000	4.50%, 01/22/30	767,580
500,000	4.95%, 01/17/28	529,005
650,345	Rio Oil Finance Trust 144A 9.25%, 07/06/24	728,393
499,511	Rio Oil Finance Trust Series 2014-3 144A 9.75%, 01/06/27	584,183
291,000	Rio Oil Finance Trust Series 2018-1 144A 8.20%, 04/06/28	332,468
	Rumo Luxembourg SARL 144A
400,000	5.25%, 01/10/28	430,340
300,000	5.88%, 01/18/25	317,732
632,000	7.38%, 02/09/24	656,332
400,000	Simpar Europe SA 144A 5.20%, 01/26/31	402,600
200,000	Tupy Overseas SA 144A 6.63%, 07/17/24	204,569
	Ultrapar International SA 144A
500,000	5.25%, 10/06/26	556,155
600,000	5.25%, 06/06/29	653,409
400,000	Unigel Luxembourg SA 144A 8.75%, 10/01/26	424,904
600,000	Usiminas International SARL 144A 5.88%, 07/18/26	645,870
		67,070,811
British Virgin Islands: 1.0%
200,000	Bright Scholar Education Holdings Ltd. Reg S 7.45%, 07/31/22	208,494
	Central China Real Estate Ltd. Reg S
200,000	6.88%, 08/08/22	202,744
200,000	7.25%, 04/24/23	200,360
200,000	7.25%, 08/13/24	193,731
200,000	7.65%, 08/27/23	202,360
300,000	7.75%, 05/24/24	298,287
	China Aoyuan Group Ltd. Reg S
200,000	6.20%, 03/24/26	205,235
200,000	6.35%, 02/08/24	208,110
	China SCE Group Holdings Ltd. Reg S
200,000	7.00%, 05/02/25	210,008
400,000	7.25%, 04/19/23	416,222
200,000	7.38%, 04/09/24	210,875
500,000	China SCE Property Holdings Ltd. Reg S 5.88%, 03/10/22	507,500
	Fantasia Holdings Group Co. Ltd. Reg S
200,000	9.25%, 07/28/23	195,750
200,000	9.88%, 10/19/23	196,732
400,000	10.88%, 01/09/23	408,976
400,000	11.88%, 06/01/23	416,957
200,000	12.25%, 10/18/22	208,500
200,000	Health & Happiness H&H International Holdings Ltd. Reg S 5.63%, 10/24/24	208,927
200,000	Hopson Development Holdings Ltd. Reg S 7.50%, 06/27/22	201,609
1,400,000	Metalloinvest Finance DAC 144A 4.85%, 05/02/24	1,520,436
200,000	Metalloinvest Finance DAC Reg S 4.85%, 05/02/24	217,205
400,000	Yingde Gases Investment Ltd. 144A 6.25%, 01/19/23	412,736
		7,051,754
Cambodia: 0.1%
600,000	NagaCorp Ltd. Reg S 7.95%, 07/06/24	636,302
Canada: 0.3%
1,075,000	Azure Power Energy Ltd. 144A 5.50%, 11/03/22	1,102,789
665,000	Azure Power Solar Energy Private Ltd. 144A 5.65%, 12/24/24	710,353
650,000	Sagicor Finance 2015 Ltd. 144A 8.88%, 08/11/22	671,938
		2,485,080
Cayman Islands: 0.3%
500,000	Poinsettia Finance Ltd. Reg S 6.63%, 06/17/31	485,311
	Ronshine China Holdings Ltd. Reg S
400,000	7.35%, 12/15/23	403,721
200,000	8.10%, 06/09/23	204,107
400,000	8.75%, 10/25/22	410,000
500,000	8.95%, 01/22/23	517,128
200,000	10.50%, 03/01/22	209,500
		2,229,767
Chile: 0.5%
1,000,000	Kenbourne Invest SA 144A 6.88%, 11/26/24	1,080,000
1,150,000	VTR Comunicaciones SpA 144A 5.13%, 01/15/28	1,228,654
1,125,000	VTR Finance NV 144A 6.38%, 07/15/28	1,221,778
		3,530,432
China / Hong Kong: 11.4%
200,000	Agile Group Holdings Ltd Reg S 6.05%, 10/13/25	207,485
	Agile Group Holdings Ltd. Reg S
400,000	5.75%, 01/02/25	412,987
200,000	6.70%, 03/07/22	206,490
450,000	6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (o)	459,000
450,000	7.88% (US Treasury Yield Curve Rate T 5 Year+11.29%), 07/31/24 (o)	469,217
400,000	8.38% (US Treasury Yield Curve Rate T 5 Year+11.25%), 12/04/23 (o)	425,028
1,800,000	Bank of Communications Co. Ltd. Reg S 3.80% (US Treasury Yield Curve Rate T 5 Year+3.35%), 11/18/25	1,846,598
250,000	Bank of Communications Hong Kong Ltd. Reg S 3.73% (US Treasury Yield Curve Rate T 5 Year+2.52%), 03/03/25 (o)	253,550
	Bank of East Asia Ltd. Reg S
1,050,000	5.83% (US Treasury Yield Curve Rate T 5 Year+5.53%), 10/21/25 (o)	1,120,927
1,600,000	5.88% (US Treasury Yield Curve Rate T 5 Year+4.26%), 09/19/24 (o)	1,695,000
200,000	Boxinyuan International Co. Ltd. Reg S 5.65%, 10/28/22	198,991
200,000	CAR, Inc. Reg S 8.88%, 05/10/22	196,750
200,000	Central Plaza Development Ltd. Reg S 5.75% (US Treasury Yield Curve Rate T 5 Year+8.07%), 11/14/24 (o)	197,235
	CFLD Cayman Investment Ltd. Reg S
200,000	6.90%, 01/13/23	76,000
200,000	7.13%, 04/08/22	76,000
200,000	8.05%, 01/13/25	73,996
500,000	8.60%, 04/08/24	182,500
200,000	Chalieco Hong Kong Corp. Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 3 Year+6.38%), 05/21/23 (o)	203,500
300,000	Champion Sincerity Holdings Ltd. Reg S 8.13% (US Treasury Yield Curve Rate T 3 Year+10.58%), 02/08/22 (o)	312,855
200,000	Changde Economic Construction Investment Group Co. Ltd. Reg S 6.60%, 08/15/22	204,000
200,000	Chengdu Airport Xingcheng Investment Group Co. Ltd. Reg S 6.50%, 07/18/22	205,495
400,000	Chengdu Economic & Technological Investment Group Co. Ltd. Reg S 7.50%, 02/12/22	409,229
400,000	China CITIC Bank International Ltd. Reg S 7.10% (US Treasury Yield Curve Rate T 5 Year+4.15%), 11/06/23 (o)	438,968
	China Evergrande Group Reg S
850,000	7.50%, 06/28/23	737,323
900,000	8.25%, 03/23/22	859,500
2,800,000	8.75%, 06/28/25	2,264,731
600,000	9.50%, 04/11/22 †	575,995
500,000	9.50%, 03/29/24	436,250
600,000	10.00%, 04/11/23	552,000
450,000	10.50%, 04/11/24	409,473
600,000	11.50%, 01/22/23	572,963
600,000	12.00%, 01/22/24	566,964
	China Oil & Gas Group Ltd. Reg S
200,000	4.63%, 04/20/22	202,042
200,000	5.50%, 01/25/23	206,485
	China South City Holdings Ltd. Reg S
200,000	10.75%, 04/11/23	190,237
200,000	10.88%, 06/26/22	197,746
200,000	11.50%, 02/12/22	200,629
200,000	China Water Affairs Group Ltd. Reg S 5.25%, 02/07/22	201,500
900,000	Chong Hing Bank Ltd. Reg S 5.70% (US Treasury Yield Curve Rate T 5 Year+3.86%), 07/15/24 (o)	929,181
200,000	Chongqing Hechuan City Construction Investment Group Co. Ltd. Reg S 6.30%, 07/18/22	204,613
	CIFI Holdings Group Co. Ltd. Reg S
200,000	5.25%, 05/13/26	208,983
200,000	5.50%, 01/23/23	205,482
200,000	5.95%, 10/20/25	215,000
500,000	6.00%, 07/16/25	533,750
200,000	6.45%, 11/07/24	214,500
400,000	6.55%, 03/28/24	426,000
400,000	7.63%, 02/28/23	416,231
750,000	CMB Wing Lung Bank Ltd. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+3.95%), 01/24/24 (o)	804,179
600,000	DaFa Properties Group Ltd. Reg S 12.38%, 07/30/22	583,500
	Easy Tactic Ltd. Reg S
200,000	5.88%, 02/13/23	183,000
400,000	8.13%, 02/27/23	378,000
400,000	8.13%, 07/11/24	366,500
300,000	8.63%, 02/27/24	280,500
200,000	8.63%, 03/05/24	187,000
200,000	9.13%, 07/28/22	197,500
200,000	12.38%, 11/18/22	206,500
200,000	eHi Car Services Ltd. Reg S 5.88%, 08/14/22	185,494
200,000	E-House China Enterprise Holdings Ltd. Reg S 7.63%, 04/18/22	201,974
	Fortune Star BVI Ltd. Reg S
800,000	5.25%, 03/23/22	812,099
200,000	5.95%, 01/29/23	206,235
400,000	5.95%, 10/19/25	420,255
450,000	6.75%, 07/02/23	476,964
400,000	6.85%, 07/02/24	428,468
200,000	Franshion Brilliant Ltd. Reg S 4.88% (US Treasury Yield Curve Rate T 5 Year+2.75%), 11/06/23	169,988
200,000	Gemstones International Ltd. Reg S 12.00%, 03/10/23	198,750
200,000	Golden Eagle Retail Group Ltd. 144A 4.63%, 05/21/23	204,350
	Greenland Global Investment Ltd. Reg S
300,000	5.60%, 11/13/22	275,250
550,000	5.88%, 07/03/24	485,622
200,000	5.90%, 02/12/23	180,500
200,000	6.13%, 04/22/23	180,500
200,000	6.25%, 12/16/22	192,500
300,000	6.75%, 06/25/22	285,750
400,000	6.75%, 09/26/23	360,500
300,000	6.75%, 03/03/24	270,750
	Greentown China Holdings Ltd. Reg S
200,000	4.70%, 04/29/25	198,910
200,000	5.65%, 07/13/25	206,500
200,000	Guangxi Liuzhou Dongcheng Investment Development Group Co. Ltd. Reg S 7.00%, 09/30/22	197,742
200,000	Guorui Properties Ltd. Reg S 13.50%, 02/27/22	194,000
200,000	Haimen Zhongnan Investment Development International Co. Ltd. Reg S 10.88%, 06/18/22	208,769
	Hejun Shunze Investment Co. Ltd. Reg S
200,000	10.40%, 03/09/23	193,504
200,000	11.00%, 06/04/22	197,000
200,000	Huai An Traffic Holding Co. Ltd. Reg S 6.00%, 09/19/22	203,256
200,000	Jiayuan International Group Ltd. Reg S 13.75%, 02/18/23	206,703
400,000	Kaisa Group Holdings Ltd. 144A 11.95%, 10/22/22	420,500
	Kaisa Group Holdings Ltd. Reg S
600,000	8.50%, 06/30/22	604,500
1,850,000	9.38%, 06/30/24	1,757,170
300,000	9.75%, 09/28/23	300,750
350,000	9.95%, 07/23/25	334,250
200,000	10.50%, 01/15/25	196,945
500,000	10.88%, 07/23/23	514,377
200,000	11.25%, 04/09/22	207,738
400,000	11.25%, 04/16/25	399,000
400,000	11.50%, 01/30/23	415,452
350,000	11.95%, 11/12/23	366,625
200,000	Kunming Municipal Urban Construction Investment & Development Co. Ltd. Reg S 5.80%, 10/17/22	196,991
	KWG Group Holdings Ltd. Reg S
300,000	6.30%, 02/13/26	305,790
200,000	7.40%, 03/05/24	212,602
200,000	7.40%, 01/13/27	209,731
400,000	7.88%, 09/01/23	417,200
	KWG Property Holding Ltd. Reg S
500,000	5.88%, 11/10/24	512,280
300,000	6.00%, 09/15/22	305,614
700,000	Lai Fung Bonds 2018 Ltd. Reg S
	5.65%, 01/18/23	652,706
200,000	Liang Shan International Development Ltd. Reg S 7.00%, 06/27/22	198,000
	Logan Group Co. Ltd. Reg S
300,000	4.85%, 12/14/26	304,920
200,000	5.25%, 10/19/25	207,985
200,000	5.75%, 01/14/25	210,000
200,000	7.50%, 08/25/22	204,993
	Logan Property Holdings Co. Ltd. Reg S
400,000	5.25%, 02/23/23	407,250
200,000	6.50%, 07/16/23	206,801
625,000	LS Finance 2022 Ltd. Reg S 4.25%, 10/16/22	625,753
600,000	LS Finance 2025 Ltd. Reg S 4.50%, 06/26/25	592,456
	Melco Resorts Finance Ltd. 144A
2,050,000	4.88%, 06/06/25	2,107,084
900,000	5.25%, 04/26/26 †	933,794
2,200,000	5.38%, 12/04/29	2,320,875
1,191,000	5.63%, 07/17/27	1,249,038
1,800,000	5.75%, 07/21/28	1,915,335
200,000	Mianyang Investment Holding Group Co. Ltd. Reg S 5.95%, 10/30/22	203,818
200,000	Modern Land China Co. Ltd. Reg S 11.50%, 11/13/22	206,990
2,400,000	Nanyang Commercial Bank Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (o)	2,456,957
	New Metro Global Ltd. Reg S
200,000	4.80%, 12/15/24	201,770
400,000	6.50%, 05/20/22	412,000
200,000	Oriental Capital Co. Ltd. Reg S 7.00%, 10/17/22	195,491
	Powerlong Real Estate Holdings Ltd. Reg S
200,000	5.95%, 04/30/25	205,235
200,000	6.25%, 08/10/24	207,745
200,000	6.95%, 07/23/23	209,000
300,000	7.13%, 11/08/22	312,000
220,000	Prime Bloom Holdings Ltd. Reg S 6.95%, 07/05/22	41,800
	Redsun Properties Group Ltd. Reg S
400,000	9.70%, 04/16/23	422,000
400,000	9.95%, 04/11/22	418,956
250,000	RKI Overseas Finance 2017 A Ltd. Reg S 7.00%, 06/23/22 (o)	230,000
200,000	RKP Overseas Finance 2016 A Ltd. Reg S 7.95%, 02/17/22 (o)	200,045
	RKPF Overseas 2019 A Ltd. Reg S
600,000	6.00%, 09/04/25	620,687
400,000	6.70%, 09/30/24	425,244
200,000	7.88%, 02/01/23	208,198
250,000	RKPF Overseas 2019 E Ltd. Reg S 7.75% (US Treasury Yield Curve Rate T 5 Year+6.00%), 11/18/24	247,813
200,000	RongXingDa Development BVI Ltd. Reg S 8.00%, 04/24/22	189,748
	Scenery Journey Ltd. Reg S
1,000,000	11.50%, 10/24/22	950,694
1,000,000	12.00%, 10/24/23	936,238
600,000	13.00%, 11/06/22	581,973
500,000	13.75%, 11/06/23	481,875
	Seazen Group Ltd. Reg S
200,000	4.45%, 07/13/25	199,647
400,000	6.45%, 06/11/22	412,242
200,000	Shangrao City Construction Investment Development Group Co. Ltd. Reg S 4.38%, 10/21/23	201,735
850,000	Shimao Property Holdings Ltd. Reg S 4.75%, 07/03/22	869,975
550,000	Sino-Ocean Land Treasure III Ltd. Reg S 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 09/21/22 (o)	461,390
	Studio City Finance Ltd. 144A
1,450,000	5.00%, 01/15/29	1,466,312
650,000	6.00%, 07/15/25	685,750
650,000	6.50%, 01/15/28	698,750
	Sunac China Holdings Ltd. Reg S
400,000	6.50%, 07/09/23	409,628
200,000	6.50%, 01/10/25	201,500
300,000	6.65%, 08/03/24	305,415
600,000	7.00%, 07/09/25	612,000
400,000	7.25%, 06/14/22	410,486
400,000	7.50%, 02/01/24	414,965
500,000	7.88%, 02/15/22	511,249
600,000	7.95%, 08/08/22	621,750
400,000	7.95%, 10/11/23	419,800
500,000	8.35%, 04/19/23	523,750
	Times China Holdings Ltd. Reg S
400,000	6.20%, 03/22/26	416,705
400,000	6.75%, 07/16/23	418,993
400,000	6.75%, 07/08/25	425,966
200,000	7.63%, 02/21/22	202,679
600,000	Times Property Holdings Ltd. Reg S 6.60%, 03/02/23	613,501
200,000	Urumqi Gaoxin Investment and Development Group Co. Ltd. Reg S 4.75%, 10/23/23	198,485
500,000	Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	513,625
	Wanda Properties Overseas Ltd. Reg S
200,000	6.88%, 07/23/23	203,500
200,000	6.95%, 12/05/22	203,500
300,000	Wealth Driven Ltd. Reg S 5.50%, 08/17/23	303,941
200,000	Xinjiang Zhongtai Group Co. Ltd. Reg S 7.00%, 06/06/22	193,497
200,000	Yancoal International Resources Development Co. Ltd. Reg S 3.50%, 11/04/23	200,860
	Yango Justice International Ltd. Reg S
200,000	7.50%, 04/15/24	205,000
200,000	8.25%, 11/25/23	209,740
200,000	9.25%, 04/15/23	211,726
200,000	10.25%, 03/18/22	208,500
200,000	Yangzhou Economic & Technological Development Zone Development Corp Reg S 5.50%, 06/27/22	203,612
200,000	Yankuang Group Cayman Ltd. Reg S 4.00%, 07/16/23	201,985
	Yuzhou Group Holdings Co. Ltd. Reg S
300,000	5.38% (US Treasury Yield Curve Rate T 5 Year+8.53%), 09/29/22	295,671
400,000	7.38%, 01/13/26	419,222
200,000	7.70%, 02/20/25	212,361
200,000	7.85%, 08/12/26	213,000
200,000	8.38%, 10/30/24	216,031
500,000	8.50%, 02/04/23	534,024
	Yuzhou Properties Co. Ltd. Reg S
500,000	6.00%, 10/25/23	509,666
400,000	8.30%, 05/27/25	428,000
200,000	8.50%, 02/26/24	215,000
200,000	Zhangzhou Transportation Development Group Co. Ltd. Reg S 6.50%, 06/26/22	206,746
200,000	Zhaojin Mining International Finance Ltd. Reg S 5.50%, 03/01/22	204,500
	Zhenro Properties Group Ltd. Reg S
200,000	6.63%, 01/07/26	199,737
200,000	7.35%, 02/05/25	205,235
400,000	8.65%, 01/21/23	414,800
200,000	8.70%, 08/03/22	208,494
200,000	9.15%, 03/08/22	206,000
200,000	9.15%, 05/06/23	211,500
300,000	Zhongliang Holdings Group Co. Ltd. Reg S 9.50%, 07/29/22	304,867
200,000	Zoomlion HK SPV Co. Ltd. 144A 6.13%, 12/20/22	210,503
		82,286,689
Colombia: 3.0%
1,050,000	Banco Davivienda SA 144A 5.88%, 07/09/22	1,111,960
	Banco de Bogota SA 144A
1,025,000	5.38%, 02/19/23	1,091,635
2,183,000	6.25%, 05/12/26 †	2,474,976
600,000	Banco GNB Sudameris SA 144A 6.50% (US Treasury Yield Curve Rate T 5 Year+4.56%), 04/03/27	613,500
	Bancolombia SA
1,100,000	4.63% (US Treasury Yield Curve Rate T 5 Year+2.94%), 12/18/29	1,137,554
1,400,000	5.13%, 09/11/22	1,479,429
1,300,000	Cable Onda SA 144A 4.50%, 01/30/30	1,406,437
600,000	Canacol Energy Ltd. 144A 7.25%, 05/03/25	639,756
700,000	Frontera Energy Corp. 144A 9.70%, 06/25/23	663,327
	Geopark Ltd. 144A
700,000	5.50%, 01/17/27	708,750
700,000	6.50%, 09/21/24 †	725,375
700,000	Gilex Holding SARL 144A 8.50%, 05/02/23	728,445
	Grupo Aval Ltd. 144A
2,000,000	4.38%, 02/04/30	2,068,890
2,025,000	4.75%, 09/26/22	2,121,694
500,000	Multibank, Inc. 144A 4.38%, 11/09/22	515,695
200,000	Multibank, Inc. Reg S 4.38%, 11/09/22	206,278
1,100,000	Orazul Energy Egenor SCA 144A 5.63%, 04/28/27	1,153,757
1,100,000	Telefónica Celular del Paraguay SA 144A 5.88%, 04/15/27	1,163,415
1,200,000	Termocandelaria Power Ltd. 144A 7.88%, 01/30/29	1,305,750
		21,316,623
Costa Rica: 0.3%
1,000,000	Banco Nacional de Costa Rica 144A 6.25%, 11/01/23	1,045,000
1,000,000	Instituto Costarricense de Electricidad 144A 6.38%, 05/15/43	851,250
		1,896,250
Croatia: 0.1%
1,000,000	Hrvatska Elektroprivreda 144A 5.88%, 10/23/22	1,089,726
Cyprus: 0.8%
1,100,000	Credit Bank of Moscow Via CBOM Finance Plc 144A 4.70%, 01/29/25	1,132,241
600,000	Eurotorg LLC Via Bonitron DAC 144A 9.00%, 10/22/25	648,000
	MHP Lux SA 144A
600,000	6.25%, 09/19/29 †	622,500
1,150,000	6.95%, 04/03/26	1,254,845
200,000	MHP Lux SA Reg S 6.25%, 09/19/29	207,500
925,000	MHP SE 144A 7.75%, 05/10/24 †	1,013,115
1,000,000	TMK OAO Via TMK Capital SA Reg S 4.30%, 02/12/27	1,003,396
		5,881,597
Dominican Republic: 0.2%
700,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It 144A 7.95%, 05/11/26	734,132
650,000	Banco de Reservas de la Republica Dominicana 144A 7.00%, 02/01/23 †	680,882
		1,415,014
El Salvador: 0.1%
650,000	Grupo Unicomer Co. Ltd. 144A 7.88%, 04/01/24	677,846
France: 0.1%
600,000	Aeropuertos Dominicanos Siglo XXI SA 144A 6.75%, 03/30/29	623,100
Georgia: 0.3%
600,000	Bank of Georgia JSC 144A 6.00%, 07/26/23	634,500
200,000	Georgia Capital JSC 144A 6.13%, 03/09/24	203,540
900,000	Georgian Railway JSC 144A 7.75%, 07/11/22	961,126
500,000	TBC Bank JSC 144A 5.75%, 06/19/24	526,250
		2,325,416
Ghana: 0.5%
1,300,000	Kosmos Energy Ltd. 144A 7.13%, 04/04/26	1,299,792
	Tullow Oil Plc 144A
1,200,000	6.25%, 04/15/22	977,250
1,600,000	7.00%, 03/01/25	1,053,360
		3,330,402
Greece: 0.2%
1,000,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc. 144A 10.75%, 07/01/25	1,097,500
Guatamala: 0.3%
1,816,000	Central American Bottling Corp. 144A 5.75%, 01/31/27	1,932,787
India: 6.4%
	ABJA Investment Co. Pte Ltd. Reg S
600,000	4.45%, 07/24/23	610,153
2,025,000	5.45%, 01/24/28	2,114,973
2,000,000	5.95%, 07/31/24	2,146,600
1,100,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd. 144A 6.25%, 12/10/24	1,226,780
1,000,000	Axis Bank Ltd. 144A 3.00%, 08/08/22	1,018,676
	Bank of Baroda Reg S
1,050,000	3.50%, 04/04/22	1,072,822
650,000	3.88%, 04/04/24	689,946
	Canara Bank Reg S
1,100,000	3.25%, 08/10/22	1,126,279
900,000	3.88%, 03/28/24	952,893
	Delhi International Airport Ltd. 144A
900,000	6.13%, 10/31/26	917,379
900,000	6.45%, 06/04/29 †	918,000
200,000	Delhi International Airport Ltd. Reg S 6.45%, 06/04/29	204,000
600,000	Future Retail Ltd. 144A 5.60%, 01/22/25	517,500
	GMR Hyderabad International Airport Ltd. 144A
700,000	4.25%, 10/27/27	682,767
600,000	5.38%, 04/10/24	616,624
	HPCL-Mittal Energy Ltd. Reg S
800,000	5.25%, 04/28/27	832,358
600,000	5.45%, 10/22/26	630,000
700,000	IIFL Finance Ltd. Reg S 5.88%, 04/20/23	681,620
700,000	India Green Energy Holdings 144A 5.38%, 04/29/24 †	738,040
700,000	Indiabulls Housing Finance Ltd. Reg S 6.38%, 05/28/22	671,989
800,000	IndusInd Bank Ltd. Reg S 3.88%, 04/15/22	811,282
	JSW Steel Ltd. Reg S
1,000,000	5.25%, 04/13/22	1,028,740
800,000	5.38%, 04/04/25	841,000
1,000,000	5.95%, 04/18/24	1,061,991
600,000	Manappuram Finance Ltd. Reg S 5.90%, 01/13/23	623,229
	Muthoot Finance Ltd. 144A
1,250,000	4.40%, 09/02/23 †	1,275,102
800,000	6.13%, 10/31/22	838,420
2,000,000	Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 01/15/25 (o)	2,123,500
1,500,000	Periama Holdings LLC/DE Reg S 5.95%, 04/19/26	1,594,500
	ReNew Power Private Ltd. 144A
800,000	5.88%, 03/05/27	851,614
500,000	6.45%, 09/27/22	518,825
200,000	ReNew Power Private Ltd. Reg S 6.45%, 09/27/22	207,530
1,100,000	ReNew Power Synthetic 144A 6.67%, 03/12/24	1,160,500
	Shriram Transport Finance Co. Ltd. 144A
800,000	4.40%, 03/13/24	799,241
1,100,000	5.10%, 07/16/23	1,116,708
1,600,000	5.95%, 10/24/22	1,646,028
400,000	Shriram Transport Finance Co. Ltd. Reg S 5.70%, 02/27/22	407,500
700,000	Tata Motors Ltd. Reg S 5.88%, 05/20/25	733,915
500,000	TML Holdings Pte Ltd. Reg S 5.50%, 06/03/24	510,000
800,000	UPL Corp. Ltd. Reg S 5.25% (US Treasury Yield Curve Rate T 5 Year+3.87%), 02/27/25 (o)	787,680
	Vedanta Resources Finance II Plc 144A
800,000	8.00%, 04/23/23	695,104
1,200,000	9.25%, 04/23/26	992,400
2,025,000	Vedanta Resources Finance II PLC 144A 13.88%, 01/21/24	2,183,962
	Vedanta Resources Ltd. 144A
1,950,000	6.13%, 08/09/24	1,477,125
2,000,000	6.38%, 07/30/22	1,819,500
1,025,000	7.13%, 05/31/23	862,794
600,000	Yes Bank Ifsc Banking Unit Branch Reg S 3.75%, 02/06/23	590,230
		45,927,819
Indonesia: 2.4%
700,000	ABM Investama Tbk PT 144A 7.13%, 08/01/22	660,975
1,550,000	Adaro Indonesia PT 144A 4.25%, 10/31/24 †	1,604,250
400,000	APL Realty Holdings Pte Ltd. Reg S 5.95%, 06/02/24	317,800
111,000	Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *	1,457
600,000	Bank Tabungan Negara Persero Tbk PT Reg S 4.20%, 01/23/25	609,000
700,000	Bayan Resources Tbk PT 144A 6.13%, 01/24/23	717,992
760,000	Bukit Makmur Mandiri Utama PT 144A 7.75%, 02/13/22	773,344
1,200,000	Cikarang Listrindo Tbk PT 144A 4.95%, 09/14/26	1,245,000
600,000	Global Prime Capital Pte Ltd. Reg S 5.95%, 01/23/25	623,051
1,200,000	Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/24	1,223,100
1,400,000	Indika Energy Capital IV Pte Ltd. 144A 8.25%, 10/22/25	1,507,450
590,000	Jababeka International BV 144A 6.50%, 10/05/23	576,739
1,250,000	Medco Bell Pte Ltd. 144A 6.38%, 01/30/27	1,272,512
1,250,000	Medco Oak Tree Pte Ltd. 144A 7.38%, 05/14/26	1,335,937
1,050,000	Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/25 †	1,102,258
1,300,000	Saka Energi Indonesia PT 144A 4.45%, 05/05/24	1,209,378
400,000	SSMS Plantation Holdings Pte Ltd. Reg S 7.75%, 01/23/23	323,979
800,000	TBG Global Pte Ltd. Reg S 5.25%, 02/10/22	800,844
	Theta Capital Pte Ltd. Reg S
800,000	6.75%, 10/31/26	746,936
800,000	8.13%, 01/22/25	812,022
		17,464,024
Israel: 3.7%
	Leviathan Bond Ltd. Reg S 144A
1,050,000	5.75%, 06/30/23	1,119,694
1,125,000	6.13%, 06/30/25	1,245,870
1,250,000	6.50%, 06/30/27	1,411,406
1,125,000	6.75%, 06/30/30	1,284,041
1,350,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	1,355,906
1,250,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36 †	1,377,187
	Teva Pharmaceutical Finance Netherlands III BV
4,725,000	2.80%, 07/21/23	4,693,059
5,525,000	3.15%, 10/01/26	5,279,828
3,100,000	4.10%, 10/01/46	2,731,503
1,942,000	6.00%, 04/15/24	2,049,732
1,950,000	6.75%, 03/01/28 †	2,185,316
1,575,000	7.13%, 01/31/25	1,737,256
		26,470,798
Jamaica: 0.0%
437,000	Digicel Group Two Ltd. 144A 8.25%, 09/30/22	12,018
Kazakhstan: 1.1%
1,850,000	Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	2,718,538
	KazMunayGas National Co. JSC 144A
2,000,000	4.75%, 04/19/27	2,322,980
2,500,000	5.75%, 04/19/47	3,222,550
		8,264,068
Kuwait: 0.4%
	Kuwait Projects Co. SPC Ltd. Reg S
1,000,000	4.23%, 10/29/26	1,048,285
1,100,000	4.50%, 02/23/27	1,154,162
900,000	5.00%, 03/15/23	943,419
		3,145,866
Luxembourg: 0.2%
1,525,000	AI Candelaria Spain SLU 144A 7.50%, 12/15/28	1,756,716
Macao: 0.1%
800,000	Studio City Finance Ltd. 144A 7.25%, 02/11/24	830,700
Mauritius: 0.8%
	IHS Netherlands Holdco BV 144A
800,000	7.13%, 03/18/25	841,000
1,850,000	8.00%, 09/18/27	1,995,687
200,000	IHS Netherlands Holdco BV Reg S 8.00%, 09/18/27	215,750
1,400,000	Liquid Telecommunications Financing Plc 144A 8.50%, 07/13/22	1,435,056
800,000	Neerg Energy Ltd. 144A 6.00%, 02/13/22	813,000
200,000	Neerg Energy Ltd. Reg S 6.00%, 02/13/22	203,250
		5,503,743
Mexico: 4.3%
	Alpha Holding SA de CV 144A
700,000	9.00%, 02/10/25	490,000
500,000	10.00%, 12/19/22	405,380
1,000,000	Axtel SAB de CV 144A 6.38%, 11/14/24	1,047,500
	Cemex SAB de CV 144A
4,050,000	3.88%, 07/11/31	4,060,125
2,300,000	5.20%, 09/17/30	2,504,125
2,275,000	5.45%, 11/19/29	2,491,239
1,300,000	5.70%, 01/11/25	1,330,712
2,250,000	7.38%, 06/05/27	2,542,500
2,191,000	7.75%, 04/16/26 †	2,311,505
	Credito Real SAB de CV SOFOM ER 144A
800,000	8.00%, 01/21/28	826,850
700,000	9.50%, 02/07/26 †	763,791
1,000,000	Cydsa SAB de CV 144A 6.25%, 10/04/27	1,065,095
1,200,000	Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 04/17/23 (o)	1,284,027
400,000	Grupo Kaltex SA de CV 144A 8.88%, 04/11/22	298,754
985,000	Grupo KUO SAB De CV 144A 5.75%, 07/07/27	1,033,019
600,000	Metalsa SA de CV 144A 4.90%, 04/24/23	629,193
650,000	Mexarrend SAPI de CV 144A 10.25%, 07/24/24	596,382
1,000,000	Nemak SAB de CV 144A 4.75%, 01/23/25	1,037,525
100,000	Nemak SAB de CV Reg S 4.75%, 01/23/25	103,753
700,000	Operadora de Servicios Mega SA de CV Sofom ER 144A 8.25%, 02/11/25	724,035
700,000	Sixsigma Networks Mexico SA de CV 144A 7.50%, 05/02/25	628,474
1,200,000	Total Play Telecomunicaciones SA de CV 144A 7.50%, 11/12/25	1,187,280
850,000	TV Azteca SAB de CV Reg S 8.25%, 08/09/24	472,723
	Unifin Financiera SAB de CV 144A
950,000	7.00%, 01/15/25	888,250
800,000	7.25%, 09/27/23	793,000
500,000	7.38%, 02/12/26 †	467,500
900,000	8.38%, 01/27/28	842,868
100,000	Unifin Financiera SAB de CV Reg S 7.38%, 02/12/26 †	93,500
		30,919,105
Mongolia: 0.1%
600,000	Mongolian Mining Corp. / Energy Resources LLC 144A 9.25%, 04/15/24	558,274
Morocco: 0.9%
	OCP SA 144A
2,050,000	4.50%, 10/22/25	2,228,295
2,050,000	5.63%, 04/25/24	2,267,778
1,250,000	6.88%, 04/25/44	1,632,087
	OCP SA Reg S
200,000	4.50%, 10/22/25	217,395
200,000	5.63%, 04/25/24	221,247
		6,566,802
Netherlands: 0.1%
990,000	Tecpetrol SA 144A 4.88%, 12/12/22	957,330
50,000	Tecpetrol SA Reg S 4.88%, 12/12/22	48,350
		1,005,680
Nigeria: 0.5%
800,000	Fidelity Bank Plc 144A 10.50%, 10/16/22	871,175
800,000	First Bank of Nigeria Ltd Via FBN Finance Co BV 144A 8.63%, 10/27/25	887,224
600,000	Seplat Petroleum Development Co. Plc 144A 9.25%, 04/01/23	621,000
1,000,000	United Bank for Africa Plc 144A 7.75%, 06/08/22	1,042,500
		3,421,899
Oman: 1.3%
1,000,000	Bank Muscat SAOG Reg S 4.88%, 03/14/23	1,031,282
1,900,000	Lamar Funding Ltd. 144A 3.96%, 05/07/25	1,884,201
350,000	Lamar Funding Ltd. Reg S 3.96%, 05/07/25	347,090
950,000	Mazoon Assets Co. SAOC 144A 5.20%, 11/08/27	988,647
900,000	National Bank of Oman SAOG Reg S 5.63%, 09/25/23	938,642
750,000	OmGrid Funding Ltd. 144A 5.20%, 05/16/27	766,376
	Oztel Holdings SPC Ltd. 144A
1,100,000	5.63%, 10/24/23	1,170,235
1,800,000	6.63%, 04/24/28	1,971,067
		9,097,540
Panama: 0.6%
	Aeropuerto Internacional de Tocumen SA 144A
300,000	5.63%, 05/18/36	348,753
1,734,293	6.00%, 11/18/48	2,078,818
875,000	Aeropuerto Internacional de Tocumen SA Reg S 5.63%, 05/18/36	1,017,196
1,000,000	Industrial Senior Trust 144A 5.50%, 11/01/22	1,056,875
		4,501,642
Paraguay: 0.1%
600,000	Banco Continental SAECA 144A 2.75%, 12/10/25	588,900
Peru: 1.4%
600,000	Auna SAA 144A 6.50%, 11/20/25	630,750
	Banco Internacional del Peru SAA Interbank 144A
700,000	4.00% (US Treasury Yield Curve Rate T 1 Year+3.71%), 07/08/30	725,375
575,000	6.63% (ICE LIBOR USD 3 Month+5.76%), 03/19/29	643,713
700,000	Camposol SA 144A 6.00%, 02/03/27	735,770
1,150,000	Hunt Oil Co. of Peru LLC 144A 6.38%, 06/01/28	1,250,625
900,000	Inretail Pharma SA 144A 5.38%, 05/02/23	932,531
950,000	Minsur SA 144A 6.25%, 02/07/24	1,052,828
700,000	Patrimonio EN Fideicomiso DS 093-2002-EF-Inretail Shopping Malls 144A 5.75%, 04/03/28	753,900
1,500,000	Peru LNG Srl 144A 5.38%, 03/22/30	1,355,625
200,000	Peru LNG Srl Reg S 5.38%, 03/22/30	180,750
600,000	San Miguel Industrias Pet SA 144A 4.50%, 09/18/22	612,021
1,050,000	Volcan Cia Minera SAA 144A 5.38%, 02/02/22	1,082,054
		9,955,942
Philippines: 0.1%
600,000	Rizal Commercial Banking Corp. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+6.24%), 08/27/25 (o)	611,700
Poland: 0.1%
900,000	CANPACK SA / Eastern PA Land Investment Holding LLC 144A 3.13%, 11/01/25	915,750
Qatar: 0.5%
1,000,000	Ezdan Sukuk Co. Ltd. Reg S 4.88%, 04/05/22	981,500
	QNB Finansbank AS 144A
1,480,000	4.88%, 05/19/22	1,512,322
1,300,000	6.88%, 09/07/24	1,428,684
		3,922,506
Russia: 5.7%
600,000	Borets Finance DAC 144A 6.00%, 09/17/26	628,920
1,700,000	Celtic Resources Holdings DAC 144A 4.13%, 10/09/24	1,804,900
600,000	Chelyabinsk Pipe Plant Via Chelpipe Finance DAC 144A 4.50%, 09/19/24	623,531
	Evraz Plc 144A
1,450,000	5.25%, 04/02/24	1,583,436
1,774,000	5.38%, 03/20/23	1,903,094
600,000	Evraz Plc Reg S 6.75%, 01/31/22	633,048
2,800,000	Gazprom PJSC via Gaz Finance Plc 144A 4.60% (US Treasury Yield Curve Rate T 5 Year+4.26%), 10/26/25 (o)	2,889,034
600,000	Global Ports Finance Plc 144A 6.50%, 09/22/23	666,076
	Gtlk Europe Capital DAC Reg S
1,300,000	4.65%, 03/10/27	1,354,205
1,100,000	4.80%, 02/26/28	1,146,134
1,200,000	4.95%, 02/18/26	1,263,744
850,000	5.95%, 04/17/25	929,227
800,000	GTLK Europe DAC Reg S 5.13%, 05/31/24	851,616
400,000	Hacienda Investments Ltd. Via DME Airport DAC Reg S 5.08%, 02/15/23	408,048
700,000	Petropavlovsk 2016 Ltd. 144A 8.13%, 11/14/22	732,900
200,000	Petropavlovsk 2016 Ltd. Reg S 8.13%, 11/14/22	209,400
600,000	PJSC Koks via IMH Capital DAC 144A 5.90%, 09/23/25	642,000
	Polyus Finance Plc 144A
1,150,000	4.70%, 03/28/22	1,191,572
950,000	4.70%, 01/29/24	1,020,651
1,200,000	5.25%, 02/07/23	1,281,072
200,000	Polyus Finance Plc Reg S 4.70%, 01/29/24	214,874
4,075,000	Sberbank of Russia Via SB Capital SA 144A 5.13%, 10/29/22	4,286,248
1,800,000	SCF Capital Designated Activity Co. 144A 5.38%, 06/16/23	1,918,764
400,000	Sovcombank Via SovCom Capital DAC 144A 3.40%, 01/26/25	402,732
	VEON Holdings BV 144A
2,500,000	3.38%, 11/25/27	2,566,250
1,895,000	4.00%, 04/09/25	1,999,822
1,100,000	4.95%, 06/16/24	1,193,115
1,100,000	5.95%, 02/13/23	1,196,134
1,425,000	7.25%, 04/26/23	1,569,586
800,000	7.50%, 03/01/22	848,852
2,850,000	VTB Bank SA 144A 6.95%, 10/17/22	3,051,116
		41,010,101
Saudi Arabia: 0.8%
700,000	ADES International Holding Plc 144A 8.63%, 04/24/24	707,000
1,000,000	Arabian Centres Sukuk Ltd. 144A 5.38%, 11/26/24	1,033,775
	Dar Al-Arkan Sukuk Co. Ltd. Reg S
1,300,000	6.75%, 02/15/25	1,304,563
800,000	6.88%, 04/10/22	821,832
1,050,000	6.88%, 03/21/23	1,083,469
800,000	6.88%, 02/26/27	798,788
		5,749,427
Singapore: 1.8%
	Greenko Dutch BV 144A
700,000	4.88%, 07/24/22	704,988
1,200,000	5.25%, 07/24/24	1,243,032
1,000,000	Greenko Investment Co. 144A 4.88%, 08/16/23 †	1,023,536
700,000	Greenko Mauritius Ltd. 144A 6.25%, 02/21/23	721,807
	Greenko Solar Mauritius Ltd. 144A
1,050,000	5.55%, 01/29/25	1,084,650
1,150,000	5.95%, 07/29/26	1,240,460
200,000	Greenko Solar Mauritius Ltd. Reg S 5.55%, 01/29/25	206,600
1,166,000	Inkia Energy Ltd. 144A 5.88%, 11/09/27	1,246,454
1,200,000	Mersin Uluslararasi Liman Isletmeciligi AS 144A 5.38%, 11/15/24 †	1,287,180
	Puma International Financing SA 144A
1,500,000	5.00%, 01/24/26 †	1,449,375
1,100,000	5.13%, 10/06/24	1,099,406
1,043,050	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	1,190,183
	Yanlord Land HK Co. Ltd. Reg S
400,000	6.75%, 04/23/23	417,000
400,000	6.80%, 02/27/24	421,997
		13,336,668
South Africa: 3.9%
800,000	Absa Group Ltd. Reg S 6.25% (US Treasury Yield Curve Rate T 5 Year+3.52%), 04/25/28	840,000
	Eskom Holdings SOC Ltd. 144A
1,975,000	6.35%, 08/10/28	2,194,274
1,980,000	6.75%, 08/06/23	2,071,575
2,500,000	7.13%, 02/11/25	2,678,042
1,000,000	8.45%, 08/10/28	1,129,795
1,050,000	FirstRand Bank Ltd. Reg S 6.25% (USD Swap Semi 30/360 5 Year+3.56%), 04/23/28	1,103,395
	Gold Fields Orogen Holdings BVI Ltd. 144A
1,050,000	5.13%, 05/15/24	1,157,625
950,000	6.13%, 05/15/29	1,156,625
800,000	Growthpoint Properties International Pty Ltd. 144A 5.87%, 05/02/23	849,080
	MTN Mauritius Investments Ltd. 144A
1,750,000	4.76%, 11/11/24 †	1,868,204
500,000	5.37%, 02/13/22	515,790
1,300,000	6.50%, 10/13/26 †	1,510,128
2,000,000	Sasol Financing International Ltd. 4.50%, 11/14/22	2,041,520
	Sasol Financing USA LLC
3,000,000	5.88%, 03/27/24	3,165,000
1,550,000	6.50%, 09/27/28	1,701,125
800,000	Standard Bank Group Ltd. Reg S 5.95% (USD ICE Swap Rate 11:00am NY 5 Year+3.75%), 05/31/29	843,760
	Stillwater Mining Co. 144A
600,000	6.13%, 06/27/22	611,152
800,000	7.13%, 06/27/25	845,732
2,000,000	Transnet SOC Ltd. 144A 4.00%, 07/26/22	2,046,400
		28,329,222
South Korea: 0.5%
1,000,000	SK Innovation Co. Ltd. Reg S 4.13%, 07/13/23	1,064,855
	Woori Bank 144A
1,150,000	4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 10/04/24 (o)	1,208,502
1,050,000	5.25% (US Treasury Yield Curve Rate T 5 Year+3.35%), 05/16/22 (o)	1,092,282
		3,365,639
Spain: 1.0%
820,000	Ajecorp BV 144A 6.50%, 05/14/22	820,623
750,000	Banco Bilbao Vizcaya Argentaria Colombia SA 144A 4.88%, 04/21/25	804,570
100,000	Banco Bilbao Vizcaya Argentaria Colombia SA Reg S 4.88%, 04/21/25	107,276
3,150,000	BBVA Bancomer SA 144A 6.75%, 09/30/22	3,409,875
1,000,000	Colombia Telecomunicaciones SA ESP 144A 4.95%, 07/17/30	1,078,750
698,378	International Airport Finance SA 144A 12.00%, 03/15/33	679,913
		6,901,007
Switzerland: 0.2%
	Consolidated Energy Finance SA 144A
700,000	6.50%, 05/15/26 †	705,250
1,050,000	6.88%, 06/15/25	1,070,344
		1,775,594
Tanzania: 0.3%
	AngloGold Ashanti Holdings Plc
1,525,000	5.13%, 08/01/22 †	1,611,793
650,000	6.50%, 04/15/40 †	828,159
		2,439,952
Thailand: 0.6%
2,200,000	Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34	2,317,839
200,000	Bangkok Bank PCL Reg S 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34	210,474
1,600,000	Kasikornbank PCL Reg S 3.34% (US Treasury Yield Curve Rate T 5 Year+1.70%), 10/02/31	1,678,048
		4,206,361
Togo: 0.2%
800,000	Ecobank Transnational, Inc. 144A 9.50%, 04/18/24	880,120
200,000	Ecobank Transnational, Inc. Reg S 9.50%, 04/18/24	220,030
		1,100,150
Trinidad and Tobago: 0.6%
800,000	National Gas Co. of Trinidad & Tobago Ltd. 144A 6.05%, 01/15/36	851,608
100,000	National Gas Co. of Trinidad & Tobago Ltd. Reg S 6.05%, 01/15/36	106,576
500,000	Telecommunications Services of Trinidad & Tobago Ltd. 144A 8.88%, 10/18/29	520,625
1,200,000	Trinidad Generation Unlimited 144A 5.25%, 11/04/27	1,269,090
1,063,000	Trinidad Petroleum Holdings Ltd. 144A 9.75%, 06/15/26	1,221,387
100,000	Trinidad Petroleum Holdings Ltd. Reg S 9.75%, 06/15/26	114,900
		4,084,186
Turkey: 7.7%
	Akbank T.A.S. 144A
750,000	5.00%, 10/24/22	764,373
800,000	5.13%, 03/31/25	817,827
900,000	6.80% (USD Swap Semi 30/360 5 Year+4.03%), 04/27/28	895,846
1,050,000	6.80%, 02/06/26	1,123,380
875,000	7.20% (USD Swap Semi 30/360 5 Year+5.03%), 03/16/27	887,058
300,000	Akbank T.A.S. Reg S 5.00%, 10/24/22	305,749
1,000,000	Anadolu Efes Biracilik Ve Malt Sanayii AS 144A 3.38%, 11/01/22	1,024,956
980,000	Arcelik AS 144A 5.00%, 04/03/23	1,020,387
1,000,000	Coca-Cola Icecek AS 144A 4.22%, 09/19/24	1,053,210
	Fibabanka AS Reg S
650,000	6.00%, 01/25/23	659,929
500,000	7.75% (USD Swap Semi 30/360 5 Year+5.76%), 11/24/27	497,500
	KOC Holding AS 144A
1,225,000	5.25%, 03/15/23	1,267,740
1,575,000	6.50%, 03/11/25 †	1,717,648
200,000	KOC Holding AS Reg S 5.25%, 03/15/23	206,978
650,000	Roenesans Gayrimenkul Yatirim AS 144A 7.25%, 04/26/23	602,134
	TC Ziraat Bankasi AS 144A
1,300,000	5.13%, 05/03/22	1,314,673
900,000	5.13%, 09/29/23	911,408
	Turk Telekomunikasyon AS 144A
1,000,000	4.88%, 06/19/24	1,040,586
1,060,000	6.88%, 02/28/25 †	1,181,900
	Turkcell Iletisim Hizmetleri AS 144A
1,000,000	5.75%, 10/15/25	1,076,030
1,000,000	5.80%, 04/11/28 †	1,071,675
	Turkiye Garanti Bankasi AS 144A
1,250,000	5.25%, 09/13/22	1,284,741
1,100,000	5.88%, 03/16/23	1,147,921
1,550,000	6.13% (USD Swap Semi 30/360 5 Year+4.22%), 05/24/27	1,543,893
	Turkiye Is Bankasi AS 144A
900,000	5.50%, 04/21/22	916,585
2,100,000	6.00%, 10/24/22	2,137,634
2,600,000	6.13%, 04/25/24	2,678,055
1,100,000	7.00% (USD Swap Semi 30/360 5 Year+5.12%), 06/29/28	1,095,875
750,000	7.85%, 12/10/23	798,255
1,600,000	Turkiye Is Bankasi AS Reg S 7.75% (US Treasury Yield Curve Rate T 5 Year+6.12%), 01/22/30	1,617,243
1,200,000	Turkiye Petrol Rafinerileri AS 144A 4.50%, 10/18/24	1,205,544
200,000	Turkiye Petrol Rafinerileri AS Reg S 4.50%, 10/18/24	200,924
	Turkiye Sinai Kalkinma Bankasi AS 144A
600,000	5.88%, 01/14/26	605,929
900,000	6.00%, 01/23/25	917,597
	Turkiye Sinai Kalkinma Bankasi AS Reg S
750,000	5.50%, 01/16/23	759,576
400,000	7.63% (USD Swap Semi 30/360 5 Year+5.54%), 03/29/27	399,420
1,400,000	Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26 †	1,551,018
	Turkiye Vakiflar Bankasi TAO 144A
1,600,000	5.25%, 02/05/25 †	1,594,336
1,050,000	5.63%, 05/30/22	1,066,512
1,250,000	5.75%, 01/30/23 †	1,270,439
1,000,000	6.00%, 11/01/22	1,014,838
1,450,000	6.50%, 01/08/26 †	1,503,122
1,250,000	8.13%, 03/28/24	1,354,694
200,000	Turkiye Vakiflar Bankasi TAO Reg S 5.75%, 01/30/23	203,270
1,300,000	Ulker Biskuvi Sanayi AS 144A 6.95%, 10/30/25	1,413,256
	Yapi ve Kredi Bankasi AS 144A
2,075,000	5.50%, 12/06/22	2,098,842
600,000	5.75%, 02/24/22	611,520
1,150,000	5.85%, 06/21/24	1,189,686
1,030,000	6.10%, 03/16/23	1,058,325
1,000,000	7.88% (US Treasury Yield Curve Rate T 5 Year+7.42%), 01/22/31	1,027,112
1,125,000	8.25%, 10/15/24	1,242,337
200,000	Yapi ve Kredi Bankasi AS Reg S 6.10%, 03/16/23	205,500
		55,154,986
Ukraine: 1.2%
	Kernel Holding SA 144A
500,000	6.50%, 10/17/24 †	533,268
650,000	6.75%, 10/27/27	694,376
	Metinvest BV 144A
600,000	7.65%, 10/01/27	648,678
650,000	7.75%, 04/23/23	693,316
1,100,000	7.75%, 10/17/29	1,188,286
1,300,000	8.50%, 04/23/26	1,452,815
1,100,000	NAK Naftogaz Ukraine via Kondor Finance Plc 144A 7.63%, 11/08/26	1,123,870
600,000	NAK Naftogaz Ukraine via Kondor Finance Plc Reg S 7.38%, 07/19/22	618,420
1,250,000	Ukraine Railways Via Rail Capital Markets Plc Reg S 8.25%, 07/09/24	1,319,500
700,000	VF Ukraine PAT via VFU Funding Plc 144A 6.20%, 02/11/25	731,510
		9,004,039
United Arab Emirates: 2.3%
900,000	Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	894,123
800,000	Alpha Star Holding V Ltd. Reg S 6.63%, 04/18/23	794,376
1,450,000	DIB Tier 1 Sukuk 3 Ltd. Reg S 6.25% (USD Swap Semi 30/360 6 Year+3.66%), 01/22/25 (o)	1,573,736
3,050,000	DP World Salaam Reg S 6.00% (US Treasury Yield Curve Rate T 5 Year+5.75%), 10/01/25 (o)	3,351,258
	Emaar Sukuk Ltd. Reg S
1,600,000	3.64%, 09/15/26	1,634,336
900,000	3.88%, 09/17/29	918,189
1,950,000	Emirates NBD Bank PJSC Reg S 6.13% (USD Swap Semi 30/360 6 Year+3.66%), 03/20/25 (o)	2,095,031
700,000	Emirates REIT Sukuk Ltd. Reg S 5.13%, 12/12/22	402,500
1,800,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 144A 7.13%, 07/31/26	1,889,523
	MAF Global Securities Ltd. Reg S
1,000,000	5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (o)	1,020,945
800,000	6.38% (US Treasury Yield Curve Rate T 5 Year+3.54%), 03/20/26 (o)	843,978
1,500,000	Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/25	820,313
		16,238,308
United States: 3.9%
550,000	AES Argentina Generacion SA 144A 7.75%, 02/02/24	401,500
575,000	AES El Salvador Trust II 144A 6.75%, 03/28/23	551,819
	AES Gener SA 144A
950,000	6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	1,033,994
1,100,000	7.13% (USD Swap Semi 30/360 5 Year+4.64%), 03/26/79 †	1,211,375
550,000	Credivalores-Crediservicios SAS 144A 8.88%, 02/07/25	404,968
857,660	Empresa Electrica Cochrane SpA 144A 5.50%, 05/14/27	911,402
1,000,000	Empresa Electrica Guacolda SA 144A 4.56%, 04/30/25	912,054
600,000	Energuate Trust 144A 5.88%, 05/03/27 †	639,150
1,400,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 144A 5.38%, 12/30/30	1,416,100
	JBS Investments II GmbH 144A
400,000	5.75%, 01/15/28	424,716
800,000	7.00%, 01/15/26	856,600
	JBS USA LUX SA / JBS USA Finance, Inc. 144A
850,000	5.75%, 06/15/25	877,519
700,000	6.75%, 02/15/28	773,514
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 144A
950,000	5.50%, 01/15/30	1,080,473
1,025,000	6.50%, 04/15/29	1,166,911
1,000,000	Marble II Pte Ltd. 144A 5.30%, 06/20/22	1,009,998
	MGM China Holdings Ltd. 144A
200,000	5.25%, 06/18/25	208,000
600,000	5.38%, 05/15/24	617,883
500,000	5.88%, 05/15/26	526,330
1,350,000	Mong Duong Finance Holdings BV 144A 5.13%, 05/07/29	1,375,217
1,100,000	VistaJet Malta Finance Plc / XO Management Holding, Inc. 144A 10.50%, 06/01/24	1,127,500
	Wynn Macau Ltd. 144A
2,025,000	4.88%, 10/01/24	2,042,506
1,975,000	5.13%, 12/15/29	1,995,367
2,000,000	5.50%, 01/15/26	2,066,900
1,500,000	5.50%, 10/01/27	1,556,250
2,700,000	5.63%, 08/26/28	2,781,877
		27,969,923
Uzbekistan: 0.2%
600,000	Ipoteka-Bank ATIB Reg S 5.50%, 11/19/25	615,000
650,000	Uzbek Industrial and Construction Bank ATB Reg S 5.75%, 12/02/24	672,750
		1,287,750
Vietnam: 0.1%
600,000	Vietnam Prosperity JSC Bank Reg S 6.25%, 07/17/22	618,181
Zambia: 1.8%
	First Quantum Minerals Ltd. 144A
1,725,000	6.50%, 03/01/24	1,764,528
1,986,000	6.88%, 03/01/26	2,071,646
3,000,000	6.88%, 10/15/27 †	3,239,790
2,650,000	7.50%, 04/01/25	2,742,829
3,150,000	First Quantum Minerals Ltd. 144A 7.25%, 04/01/23	3,222,151
		13,040,944
Total Corporate Bonds (Cost: $654,970,069)		664,896,329
GOVERNMENT OBLIGATIONS: 5.7%
Argentina: 0.7%
1,800,000	Ciudad Autonoma De Buenos Aires 144A 7.50%, 06/01/27	1,426,500
350,000	Province of Salta 144A 9.13%, 07/07/24	199,504
	Provincia de Cordoba 144A
956,927	7.13%, 02/01/29 (s)	622,003
757,201	7.45%, 06/01/27 (s)	495,967
152,078	Provincia de Cordoba Reg S 7.13%, 02/01/29 (s)	98,851
1,050,000	Provincia de Mendoza 144A 2.75%, 03/19/29 (s)	683,550
	Provincia de Neuquen 144A
500,000	2.50%, 04/27/30 (s)	292,505
637,000	5.17%, 05/12/30 (s)	554,190
75,000	Provincia de Neuquen Reg S 2.50%, 04/27/30 (s)	44,250
953,333	Provincia del Chubut 144A 7.24%, 07/26/30 (s)	745,983
		5,163,303
Azerbaijan: 0.6%
	State Oil Co. of the Azerbaijan Republic Reg S
1,950,000	4.75%, 03/13/23	2,074,933
1,500,000	6.95%, 03/18/30	1,924,455
		3,999,388
Belarus: 0.1%
1,000,000	Development Bank of the Republic of Belarus JSC 144A 6.75%, 05/02/24	1,021,000

Brazil: 0.3%
	Banco Nacional de Desenvolvimento Economico e Social 144A
300,000	4.75%, 05/09/24	327,497
900,000	5.75%, 09/26/23	1,010,164
800,000	Brazil Minas SPE via State of Minas Gerais 144A 5.33%, 02/15/28	871,008
		2,208,669
Mexico: 2.9%
	Petróleos Mexicanos
450,000	3.50%, 01/30/23	455,288
350,000	4.25%, 01/15/25 †	352,210
500,000	4.50%, 01/23/26	494,478
350,000	4.63%, 09/21/23	363,781
400,000	4.88%, 01/18/24	419,420
900,000	5.35%, 02/12/28	864,225
200,000	5.38%, 03/13/22	206,623
300,000	5.50%, 06/27/44	245,235
300,000	5.63%, 01/23/46	242,490
1,350,000	5.95%, 01/28/31	1,281,015
1,050,000	6.35%, 02/12/48	879,785
600,000	6.38%, 01/23/45	517,800
850,000	6.49%, 01/23/27	875,500
2,125,000	6.50%, 03/13/27	2,203,094
675,000	6.50%, 01/23/29	672,469
600,000	6.50%, 06/02/41	527,913
1,050,000	6.63%, 06/15/35	988,575
200,000	6.63%, 06/15/38	181,750
2,250,000	6.75%, 09/21/47	1,969,065
1,650,000	6.84%, 01/23/30	1,660,312
1,075,000	6.88%, 08/04/26	1,154,281
1,375,000	6.95%, 01/28/60	1,207,181
3,000,000	7.69%, 01/23/50	2,840,940
550,000	Petróleos Mexicanos 144A 6.88%, 10/16/25	600,050
		21,203,480
Mongolia: 0.2%
1,100,000	Development Bank of Mongolia LLC 144A 7.25%, 10/23/23	1,192,027
Turkey: 0.7%
1,200,000	Istanbul Metropolitan Municipality 144A 6.38%, 12/09/25	1,233,750
	Turkiye Ihracat Kredi Bankasi AS 144A
800,000	4.25%, 09/18/22	802,092
1,150,000	5.38%, 10/24/23	1,169,705
850,000	6.13%, 05/03/24	876,095
1,165,000	8.25%, 01/24/24	1,268,277
		5,349,919
Ukraine: 0.1%
425,000	Ukreximbank 144A 9.75%, 01/22/25	463,158
Uzbekistan: 0.1%
600,000	National Bank of Uzbekistan Reg S 4.85%, 10/21/25	619,500

Total Government Obligations (Cost: $38,980,445)		41,220,444
Total Investments Before Collateral for Securities Loaned: 98.0% (Cost: $693,950,514)		706,116,773

Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.7% (Cost: $12,207,704)
Money Market Fund: 1.7%
12,207,704	State Street Navigator Securities Lending Government Money Market Portfolio	12,207,704

Total Investments: 99.7% (Cost: $706,158,218)		718,324,477
Other assets less liabilities: 0.3%		2,115,334
NET ASSETS: 100.0%		$720,439,811

Definitions:

USD	United States Dollar

Footnotes:

(d)	Security in default
(o)	Perpetual Maturity - the date shown is the next call date
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $21,236,654.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $467,770,883, or 64.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	12.0%	$85,072,770
Communications	6.6	46,464,649
Consumer, Cyclical	5.3	37,078,571
Consumer, Non-cyclical	8.6	60,442,821
Diversified	1.0	6,957,279
Energy	13.9	98,116,068
Financial	34.4	243,122,209
Government	5.8	41,220,444
Industrial	7.1	49,923,716
Technology	0.2	1,435,242
Utilities	5.1	36,283,004
	100.0%	$706,116,773

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 98.6%
Australia: 1.1%
	Buckeye Partners LP
$11,045,000	3.95%, 12/01/26	$11,153,131
7,310,000	4.13%, 12/01/27	7,501,339
9,347,000	4.15%, 07/01/23	9,620,540
5,507,000	4.35%, 10/15/24 †	5,667,832
5,506,000	5.60%, 10/15/44	5,337,379
7,378,000	5.85%, 11/15/43	7,382,611
		46,662,832
Brazil: 0.2%
8,796,000	Avon Products, Inc. 7.00%, 03/15/23 †	9,428,213
Canada: 1.1%
4,624,000	Bombardier, Inc. 144A 7.45%, 05/01/34 †	4,369,680
	Methanex Corp.
5,492,000	4.25%, 12/01/24 †	5,773,465
13,063,000	5.25%, 12/15/29	13,699,821
5,517,000	5.65%, 12/01/44	5,748,024
4,743,417	Midland Cogeneration Venture LP 144A 6.00%, 03/15/25	4,872,255
	TransAlta Corp.
7,391,000	4.50%, 11/15/22	7,714,356
5,552,000	6.50%, 03/15/40	6,308,460
		48,486,061
Cayman Islands: 0.2%
9,359,000	Adani Abbot Point Terminal Pty Ltd. 144A 4.45%, 12/15/22 †	9,312,482
China / Hong Kong: 0.4%
	Ingram Micro, Inc.
5,512,000	5.00%, 08/10/22	5,731,049
9,353,000	5.45%, 12/15/24	10,783,935
		16,514,984
Finland: 0.3%
9,333,000	Nokia Oyj 6.63%, 05/15/39	12,243,776
France: 1.6%
	Electricite de France SA 144A
38,558,000	5.25% (USD Swap Semi 30/360 10 Year+3.71%), 01/29/23 (o)	40,485,900
27,597,000	5.63% (USD Swap Semi 30/360 10 Year+3.04%), 01/22/24 (o)	29,459,797
		69,945,697
Germany: 1.9%
	Deutsche Bank AG
27,521,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/28	28,270,351
27,526,000	4.50%, 04/01/25	29,469,808
18,378,000	Dresdner Funding Trust I 144A 8.15%, 06/30/31	27,070,794
		84,810,953
Ireland: 0.2%
5,550,000	Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/25	6,826,500
Italy: 3.1%
36,672,000	Intesa Sanpaolo SpA 144A 5.02%, 06/26/24	39,914,716
	Telecom Italia Capital SA
18,369,000	6.00%, 09/30/34	22,031,319
18,344,000	6.38%, 11/15/33	22,679,421
18,371,000	7.20%, 07/18/36	24,327,246
18,317,000	7.72%, 06/04/38	25,794,915
		134,747,617
Luxembourg: 1.6%
	ArcelorMittal SA
13,983,000	3.60%, 07/16/24	15,028,643
9,170,000	4.25%, 07/16/29	10,278,651
13,983,000	4.55%, 03/11/26	15,586,187
7,948,000	7.00%, 03/01/41	11,371,458
12,444,000	7.25%, 10/15/39	17,826,294
		70,091,233
United Kingdom: 2.5%
	Lloyds Banking Group Plc 144A
6,891,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 01/29/49 (o)	8,712,257
7,866,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 12/29/49 (o)	10,161,259
5,414,000	Marks & Spencer Plc 144A 7.13%, 12/01/37 †	6,125,151
18,668,000	Rolls-Royce Plc 144A 3.63%, 10/14/25	18,551,325
13,647,000	Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/29/49 (o) †	18,252,862
36,464,000	Vodafone Group Plc 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	45,362,184
		107,165,038
United States: 84.4%
	ADT Security Corp.
18,345,000	3.50%, 07/15/22	18,869,484
12,837,000	4.13%, 06/15/23	13,478,401
9,454,000	Allegheny Technologies, Inc. 7.88%, 08/15/23	10,366,689
	Apache Corp.
10,648,000	4.25%, 01/15/30 †	10,534,865
10,264,000	4.25%, 01/15/44 †	9,468,540
18,236,000	4.38%, 10/15/28 †	18,183,845
20,806,000	4.75%, 04/15/43 †	19,796,909
24,655,000	5.10%, 09/01/40	25,010,895
7,626,000	5.25%, 02/01/42	7,654,598
7,179,000	5.35%, 07/01/49	7,089,263
8,563,000	6.00%, 01/15/37	9,579,856
	Arconic, Inc.
8,878,000	5.87%, 02/23/22	9,277,510
11,501,000	5.90%, 02/01/27	13,401,885
11,432,000	5.95%, 02/01/37	14,004,200
5,514,000	6.75%, 01/15/28 †	6,734,965
	Bed Bath & Beyond, Inc.
5,576,000	3.75%, 08/01/24 †	5,657,270
12,475,000	5.17%, 08/01/44	11,413,066
73,372,000	Carnival Corp. 144A 11.50%, 04/01/23	83,353,894
5,694,000	Carpenter Technology Corp. 4.45%, 03/01/23	5,935,848
9,305,000	CDK Global, Inc. 5.00%, 10/15/24	10,328,550
	CenturyLink, Inc.
7,824,000	6.88%, 01/15/28 †	9,167,068
9,961,000	7.60%, 09/15/39	12,334,906
	CF Industries, Inc.
14,013,000	3.45%, 06/01/23	14,713,650
13,711,000	4.95%, 06/01/43	16,376,076
13,481,000	5.15%, 03/15/34	16,612,839
13,791,000	5.38%, 03/15/44	17,471,473
4,668,000	Cleveland-Cliffs, Inc. 6.25%, 10/01/40	4,454,649
18,465,000	Continental Resources, Inc. 3.80%, 06/01/24	18,961,247
12,865,000	Continental Resources, Inc. 4.90%, 06/01/44	12,454,928
6,628,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	8,076,616
	DCP Midstream Operating LP
9,160,000	3.88%, 03/15/23	9,434,800
6,441,000	4.95%, 04/01/22	6,653,263
7,340,000	5.60%, 04/01/44 †	7,701,825
5,545,000	8.13%, 08/16/30	7,347,125
	DCP Midstream Operating LP 144A
5,539,000	6.45%, 11/03/36	6,189,833
8,285,000	6.75%, 09/15/37	9,237,775
	Dell, Inc.
4,868,000	5.40%, 09/10/40 †	5,527,833
6,963,000	6.50%, 04/15/38	8,616,713
5,606,000	7.10%, 04/15/28	7,189,695
	Delta Air Lines, Inc.
16,523,000	2.90%, 10/28/24	16,245,248
18,364,000	3.63%, 03/15/22	18,682,999
10,849,000	3.75%, 10/28/29 †	10,662,140
9,171,000	3.80%, 04/19/23	9,405,987
9,241,000	4.38%, 04/19/28	9,459,605
	Diversified Healthcare Trust
4,508,000	4.75%, 05/01/24	4,631,970
9,360,000	4.75%, 02/15/28	9,383,400
7,637,000	DPL, Inc. 4.35%, 04/15/29	8,599,911
9,321,000	Edgewell Personal Care Co. 4.70%, 05/24/22	9,688,014
26,400,000	Embarq Corp. 8.00%, 06/01/36	32,398,476
18,372,000	EMC Corp. 3.38%, 06/01/23	19,136,091
	EnLink Midstream Partners LP
13,182,000	4.15%, 06/01/25	12,852,450
9,736,000	4.40%, 04/01/24	9,662,980
8,115,000	5.05%, 04/01/45	6,510,583
6,385,000	5.60%, 04/01/44	5,151,386
	EPR Properties
9,357,000	3.75%, 08/15/29	9,164,367
5,389,000	4.50%, 04/01/25	5,541,993
8,010,000	4.50%, 06/01/27	8,187,411
8,204,000	4.75%, 12/15/26	8,551,497
7,321,000	4.95%, 04/15/28	7,609,747
5,069,000	5.25%, 07/15/23	5,279,821
	EQM Midstream Partners LP
8,968,000	4.00%, 08/01/24 †	9,086,602
8,988,000	4.13%, 12/01/26	8,718,944
11,034,000	4.75%, 07/15/23	11,439,499
15,875,000	5.50%, 07/15/28	16,476,186
10,088,000	6.50%, 07/15/48	9,651,190
	EQT Corp.
10,470,000	3.00%, 10/01/22 †	10,653,016
22,964,000	3.90%, 10/01/27	23,882,560
18,371,000	7.88%, 02/01/25 †	21,674,932
13,766,000	8.75%, 02/01/30	17,571,886
	FirstEnergy Corp.
5,379,000	1.60%, 01/15/26	5,239,135
5,534,000	2.05%, 03/01/25	5,526,619
8,261,000	2.25%, 09/01/30 †	7,873,892
11,015,000	2.65%, 03/01/30	10,922,343
8,944,000	3.35%, 07/15/22	9,116,150
15,568,000	3.40%, 03/01/50 †	14,721,054
15,880,000	4.25%, 03/15/23	16,706,158
27,530,000	4.40%, 07/15/27	30,109,124
18,364,000	5.35%, 07/15/47	22,240,031
27,532,000	7.38%, 11/15/31	38,645,135
9,344,000	FirstEnergy Transmission LLC 144A 4.55%, 04/01/49	10,577,803
	Fluor Corp.
9,274,000	3.50%, 12/15/24	9,247,847
11,110,000	4.25%, 09/15/28	11,110,889
4,159,000	Ford Holdings LLC 9.30%, 03/01/30	5,513,004
	Ford Motor Co.
21,032,000	4.35%, 12/08/26	22,517,490
28,043,000	4.75%, 01/15/43	28,338,969
18,243,000	5.29%, 12/08/46	19,251,929
3,694,000	6.38%, 02/01/29	4,128,045
8,929,000	6.63%, 10/01/28	10,402,285
5,118,000	7.40%, 11/01/46	6,207,238
25,120,000	7.45%, 07/16/31	32,137,900
	Ford Motor Credit Co. LLC
12,832,000	2.98%, 08/03/22	12,992,400
21,026,000	3.09%, 01/09/23	21,297,761
14,023,000	3.10%, 05/04/23	14,189,523
11,937,000	3.34%, 03/28/22	12,107,460
17,529,000	3.35%, 11/01/22	17,832,427
8,404,000	3.55%, 10/07/22	8,558,844
10,509,000	3.66%, 09/08/24	10,796,684
10,524,000	3.81%, 01/09/24	10,892,340
10,529,000	3.82%, 11/02/27	10,848,029
21,026,000	4.06%, 11/01/24	21,917,292
19,613,000	4.13%, 08/04/25	20,632,680
12,622,000	4.14%, 02/15/23	13,032,215
14,012,000	4.25%, 09/20/22	14,490,510
12,579,000	4.27%, 01/09/27	13,278,707
13,253,000	4.38%, 08/06/23	13,835,602
16,840,000	4.39%, 01/08/26	17,937,294
10,521,000	4.54%, 08/01/26	11,270,621
7,709,000	4.69%, 06/09/25	8,224,539
20,845,000	5.11%, 05/03/29	22,968,845
21,026,000	5.58%, 03/18/24	22,747,609
	Freeport-McMoRan, Inc.
9,801,000	3.55%, 03/01/22	10,015,887
18,288,000	3.88%, 03/15/23	19,140,614
13,428,000	4.55%, 11/14/24	14,749,577
13,766,000	5.40%, 11/14/34	17,130,066
34,248,000	5.45%, 03/15/43	42,873,701
	Genworth Holdings, Inc.
7,043,000	4.80%, 02/15/24 †	6,593,974
6,921,000	4.90%, 08/15/23	6,518,717
5,449,000	6.50%, 06/15/34	5,045,474
4,549,000	Global Marine, Inc. 7.00%, 06/01/28	2,024,305
21,525,000	Goldman Sachs Capital I 6.35%, 02/15/34	30,138,961
5,710,000	HB Fuller Co. 4.00%, 02/15/27	5,961,383
5,578,000	HCA, Inc. 7.69%, 06/15/25	6,734,849
7,179,000	Hillenbrand, Inc. 5.00%, 09/15/26	8,175,086
	Kraft Heinz Foods Co.
37,298,000	3.00%, 06/01/26	39,473,148
11,612,000	3.50%, 06/06/22 †	12,052,231
18,280,000	3.75%, 04/01/30	19,659,831
29,550,000	3.95%, 07/15/25 †	32,311,568
8,359,000	4.00%, 06/15/23	8,977,290
54,814,000	4.38%, 06/01/46	58,460,255
20,231,000	4.63%, 01/30/29	23,124,762
9,191,000	4.63%, 10/01/39	10,023,742
27,497,000	4.88%, 10/01/49	31,161,960
18,361,000	5.00%, 07/15/35	21,771,508
36,191,000	5.00%, 06/04/42	41,886,130
36,661,000	5.20%, 07/15/45	42,699,185
14,442,000	6.50%, 02/09/40	19,634,099
7,915,000	6.75%, 03/15/32	10,471,288
16,074,000	6.88%, 01/26/39	22,145,160
16,724,000	Kraft Heinz Foods Co. 144A 7.13%, 08/01/39	23,807,189
6,375,000	L Brands, Inc. 6.95%, 03/01/33	6,811,688
	Mack-Cali Realty LP
5,080,000	3.15%, 05/15/23 †	5,143,642
5,541,000	4.50%, 04/18/22	5,678,208
	Macy’s Retail Holdings, Inc.
11,929,000	2.88%, 02/15/23	11,669,306
9,340,000	3.63%, 06/01/24 †	9,094,825
4,516,000	4.30%, 02/15/43	3,364,420
6,587,000	4.50%, 12/15/34	5,401,340
4,514,000	5.13%, 01/15/42	3,701,480
7,628,000	Magellan Health, Inc. 4.90%, 09/22/24	8,401,136
	Mattel, Inc.
4,585,000	3.15%, 03/15/23	4,676,219
5,516,000	5.45%, 11/01/41	6,118,871
4,588,000	6.20%, 10/01/40	5,387,665
	MDC Holdings, Inc.
4,621,000	5.50%, 01/15/24	5,082,615
9,139,000	6.00%, 01/15/43	12,400,481
8,378,000	Michael Kors USA, Inc. 144A 4.50%, 11/01/24 †	8,891,488
	Murphy Oil Corp.
4,775,000	4.00%, 06/01/22 †	4,742,124
5,809,000	4.95%, 12/01/22 †	5,827,095
6,379,000	6.38%, 12/01/42	5,597,573
4,586,000	7.05%, 05/01/29	4,464,746
11,126,000	Navient Corp. 5.63%, 08/01/33	10,649,529
	Newell Brands, Inc.
4,574,000	4.00%, 06/15/22	4,722,655
20,072,000	4.35%, 04/01/23	21,175,559
36,724,000	4.70%, 04/01/26	40,427,983
7,747,000	5.88%, 04/01/36	9,528,810
12,266,000	6.00%, 04/01/46	16,053,127
	Nordstrom, Inc.
6,429,000	4.00%, 03/15/27 †	6,427,007
9,337,000	4.38%, 04/01/30 †	9,343,917
17,752,000	5.00%, 01/15/44	17,564,072
5,533,000	6.95%, 03/15/28	6,465,782
7,649,000	NortonLifeLock, Inc. 3.95%, 06/15/22	7,821,103
4,550,000	NuStar Logistics LP 4.75%, 02/01/22 †	4,641,000
	Occidental Petroleum Corp.
41,734,000	0.00%, 10/10/36 ^	20,240,990
16,589,000	2.70%, 08/15/22	16,658,840
17,312,000	2.70%, 02/15/23	17,135,418
55,206,000	2.90%, 08/15/24	53,480,812
13,364,000	3.00%, 02/15/27	12,386,757
18,663,000	3.20%, 08/15/26	17,578,213
21,466,000	3.40%, 04/15/26	20,761,486
13,350,000	3.50%, 06/15/25 †	12,966,187
27,468,000	3.50%, 08/15/29	25,521,068
13,721,000	4.10%, 02/15/47	11,414,157
18,292,000	4.20%, 03/15/48 †	15,388,145
13,768,000	4.30%, 08/15/39	12,081,420
21,923,000	4.40%, 04/15/46	19,346,499
13,724,000	4.40%, 08/15/49 †	11,691,132
11,402,000	4.50%, 07/15/44	9,891,235
13,725,000	4.63%, 06/15/45	12,000,968
19,433,000	5.55%, 03/15/26	20,456,536
13,487,000	6.20%, 03/15/40	14,060,197
31,749,000	6.45%, 09/15/36	34,888,182
20,069,000	6.60%, 03/15/46	21,656,157
10,352,000	6.95%, 07/01/24	11,257,800
15,949,000	7.50%, 05/01/31	18,421,095
8,856,000	7.88%, 09/15/31	10,142,777
5,644,000	7.95%, 06/15/39	6,575,260
	Oceaneering International, Inc.
9,199,000	4.65%, 11/15/24	8,687,306
5,469,000	6.00%, 02/01/28	5,096,424
	Ovintiv, Inc.
13,788,000	6.50%, 08/15/34 †	16,937,483
8,972,000	6.50%, 02/01/38	10,703,889
8,479,000	6.63%, 08/15/37	10,230,009
6,354,000	7.20%, 11/01/31	8,019,356
9,187,000	7.38%, 11/01/31	11,724,210
5,474,000	8.13%, 09/15/30	7,196,631
5,206,000	Pactiv LLC 7.95%, 12/15/25	5,908,810
	Pitney Bowes, Inc.
6,973,000	4.63%, 03/15/24 †	7,190,906
5,132,000	5.95%, 04/01/23	5,381,646
4,524,000	Qwest Corp. 7.25%, 09/15/25	5,451,420
4,528,000	Rite Aid Corp. 7.70%, 02/15/27	4,539,320
	Rockies Express Pipeline LLC 144A
7,494,000	3.60%, 05/15/25	7,715,635
6,456,000	4.80%, 05/15/30	6,811,080
9,872,000	4.95%, 07/15/29	10,643,250
9,149,000	6.88%, 04/15/40	10,224,008
4,559,000	7.50%, 07/15/38	5,197,260
	Royal Caribbean Cruises Ltd.
9,119,000	3.70%, 03/15/28 †	7,973,426
5,493,000	7.50%, 10/15/27 †	5,942,739
	Royal Caribbean Cruises Ltd. 144A
18,373,000	10.88%, 06/01/23	20,750,007
42,605,000	11.50%, 06/01/25	49,178,099
9,639,318	Ruby Pipeline LLC 144A 7.75%, 04/01/22	9,088,643
5,113,000	Safeway, Inc. 7.25%, 02/01/31 †	6,013,195
	Seagate HDD Cayman
8,798,000	4.75%, 01/01/25 †	9,542,091
9,204,000	4.88%, 03/01/24	9,946,993
9,305,000	4.88%, 06/01/27	10,397,360
9,014,000	5.75%, 12/01/34 †	10,687,224
	Seagate HDD Cayman 144A
9,204,000	4.09%, 06/01/29	9,597,057
9,179,000	4.13%, 01/15/31	9,632,672
8,525,000	Sealed Air Corp. 144A 6.88%, 07/15/33	11,289,657
	Service Properties Trust
7,366,000	3.95%, 01/15/28	6,716,871
15,146,000	4.35%, 10/01/24	14,893,062
7,469,000	4.38%, 02/15/30 †	6,810,832
2,899,000	4.50%, 06/15/23 †	2,923,279
6,553,000	4.50%, 03/15/25	6,368,697
12,379,000	4.65%, 03/15/24	12,315,558
8,277,000	4.75%, 10/01/26	7,966,613
7,358,000	4.95%, 02/15/27 †	7,118,865
7,818,000	4.95%, 10/01/29	7,409,275
9,340,000	5.00%, 08/15/22	9,433,400
6,442,000	5.25%, 02/15/26	6,361,475
7,639,000	Southeast Supply Header LLC 144A 4.25%, 06/15/24	7,653,323
15,948,000	Southwestern Energy Co. 6.45%, 01/23/25	16,745,400
	Spirit AeroSystems, Inc.
5,519,000	3.85%, 06/15/26	5,769,149
5,525,000	3.95%, 06/15/23	5,473,203
12,917,000	4.60%, 06/15/28	12,404,324
	Sprint Capital Corp.
45,479,000	6.88%, 11/15/28	58,468,939
36,724,000	8.75%, 03/15/32	56,132,634
6,826,000	Tenet Healthcare Corp. 6.88%, 11/15/31	7,396,381
11,804,729	Topaz Solar Farms LLC 144A 5.75%, 09/30/39	13,650,502
	Transocean, Inc.
10,950,000	6.80%, 03/15/38	4,188,375
7,110,000	7.50%, 04/15/31	2,901,769
7,678,000	Trinity Industries, Inc. 4.55%, 10/01/24	8,109,504
11,209,000	Under Armour, Inc. 3.25%, 06/15/26 †	11,255,629
10,246,000	United States Cellular Corp. 6.70%, 12/15/33	13,273,693
6,557,000	United States Steel Corp. 6.65%, 06/01/37	6,257,312
13,769,000	Washington Prime Group LP 6.45%, 08/15/24	9,745,905
	Western Midstream Operating LP
9,049,000	3.95%, 06/01/25	9,201,702
10,679,000	4.00%, 07/01/22	10,968,348
18,369,000	4.35%, 02/01/25	19,051,592
7,353,000	4.50%, 03/01/28	7,647,120
9,169,000	4.65%, 07/01/26	9,644,642
7,362,000	4.75%, 08/15/28	7,803,720
22,037,000	5.30%, 02/01/30	24,270,119
12,784,000	5.30%, 03/01/48	13,135,560
11,031,000	5.45%, 04/01/44	11,596,339
6,437,000	5.50%, 08/15/48	6,404,815
18,354,000	6.50%, 02/01/50	20,681,104
	Wyndham Destinations, Inc.
7,126,000	3.90%, 03/01/23	7,246,251
12,213,000	4.25%, 03/01/22	12,426,727
5,525,000	5.65%, 04/01/24	5,931,889
7,357,000	6.00%, 04/01/27	8,150,085
6,428,000	6.60%, 10/01/25	7,174,580
	Xerox Corp.
5,511,000	3.80%, 05/15/24 †	5,772,773
4,967,000	4.07%, 03/17/22	5,108,634
18,376,000	4.38%, 03/15/23	19,329,255
4,485,000	4.80%, 03/01/35 †	4,542,161
6,543,000	6.75%, 12/15/39	7,169,198
5,681,000	XPO CNW, Inc. 6.70%, 05/01/34	6,783,256
	Yum! Brands, Inc.
5,995,000	3.88%, 11/01/23 †	6,301,614
5,082,000	5.35%, 11/01/43	5,713,184
5,971,000	6.88%, 11/15/37	7,698,380
		3,676,241,720
Total Corporate Bonds (Cost: $3,945,584,402)		4,292,477,106

Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.3% (Cost: $57,074,012)
Money Market Fund: 1.3%
57,074,012	State Street Navigator Securities Lending Government Money Market Portfolio	57,074,012
Total Investments: 99.9% (Cost: $4,002,658,414)		4,349,551,118
Other assets less liabilities: 0.1%		5,549,531
NET ASSETS: 100.0%		$4,355,100,649

Definitions:

USD	United States Dollar

Footnotes:

(o)	Perpetual Maturity - the date shown is the next call date
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $133,785,969.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $530,777,653, or 12.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	8.1%	$347,617,367
Communications	8.1	347,487,100
Consumer, Cyclical	22.5	968,431,838
Consumer, Non-cyclical	11.6	497,293,487
Energy	27.1	1,162,412,401
Financial	9.2	393,547,594
Industrial	3.3	141,472,344
Technology	3.8	165,096,852
Utilities	6.3	269,118,123
	100.0%	$4,292,477,106

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 71.9%
Australia: 0.5%
$325,000	National Australia Bank Ltd.
	3.63%, 06/20/23 †	$350,529
Brazil: 2.4%
200,000	Banco Nacional de Desenvolvimento Economico e Social Reg S 4.75%, 05/09/24	218,331
325,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/27	372,417
150,000	Klabin Austria GmbH 144A 7.00%, 04/03/49	188,324
390,000	Klabin Finance SA 144A 4.88%, 09/19/27 †	434,530
200,000	Rumo Luxembourg SARL 144A 5.25%, 01/10/28	215,170
200,000	Suzano Austria GmbH 144A 5.75%, 07/14/26	234,223
		1,662,995
Canada: 1.7%
300,000	Azure Power Energy Ltd. 144A 5.50%, 11/03/22	307,755
225,000	Bank of Nova Scotia 2.38%, 01/18/23	234,135
200,000	Canadian Imperial Bank of Commerce 0.95%, 10/23/25	201,429
250,000	Liberty Utilities Finance GP 1 144A 2.05%, 09/15/30	248,905
150,000	Tucson Electric Power Co. 1.50%, 08/01/30	147,741
		1,139,965
Chile: 0.3%
200,000	Inversiones CMPC SA 144A 4.38%, 04/04/27	225,560
China / Hong Kong: 13.6%
	Bank of China Ltd. Reg S
250,000	0.95%, 09/21/23	251,182
200,000	0.99% (United States Secured Overnight Financing Rate+.95%), 10/17/22	199,734
200,000	1.06% (ICE LIBOR USD 3 Month+.83%), 06/07/23	200,370
300,000	1.09% (ICE LIBOR USD 3 Month+.88%), 11/22/22	300,643
450,000	2.25%, 07/12/21	452,761
200,000	Beijing Capital Polaris Investment Co. Ltd. Reg S 4.25%, 03/26/21	200,834
200,000	Capital Environment Holdings Ltd. Reg S 5.63%, 09/11/21	203,500
200,000	CGNPC International Ltd. Reg S 2.75%, 07/02/24	207,276
	China Construction Bank Corp. Reg S
200,000	0.88% (ICE LIBOR USD 3 Month+.66%), 10/22/22	200,015
200,000	1.00%, 08/04/23	200,526
400,000	1.25%, 08/04/25	402,172
200,000	China Development Bank Reg S 2.75%, 11/16/22	207,570
200,000	China Everbright Bank Co. Ltd. Reg S 1.09% (ICE LIBOR USD 3 Month+.85%), 09/19/21	200,146
400,000	China Merchants Bank Co. Ltd. Reg S 1.20%, 09/10/25	400,152
200,000	CIFI Holdings Group Co. Ltd. Reg S 5.95%, 10/20/25	215,000
200,000	ICBCIL Finance Co. Ltd. Reg S 1.27% (ICE LIBOR USD 3 Month+1.05%), 11/20/24	197,932
	Industrial & Commercial Bank of China Ltd. Reg S
400,000	0.89% (ICE LIBOR USD 3 Month+.67%), 09/16/22	399,781
275,000	0.94% (ICE LIBOR USD 3 Month+.72%), 04/25/22	275,151
300,000	0.95% (ICE LIBOR USD 3 Month+.73%), 06/14/21	300,121
400,000	1.00% (ICE LIBOR USD 3 Month+.78%), 09/16/24	399,021
500,000	1.05% (ICE LIBOR USD 3 Month+.83%), 04/25/24	498,900
400,000	1.05% (ICE LIBOR USD 3 Month+.83%), 06/14/23	400,729
200,000	2.25%, 09/16/22	204,428
	Industrial Bank Co. Ltd. Reg S
200,000	1.07% (ICE LIBOR USD 3 Month+.85%), 11/20/21	200,180
200,000	1.13%, 11/06/23	199,727
200,000	Jiangxi Provincial Water Conservancy Investment Group China Ltd. Reg S 3.40%, 12/05/22	202,988
200,000	Link Finance Cayman 2009 Ltd. Reg S 2.88%, 07/21/26	214,101
200,000	LTC GB Ltd. Reg S 2.75%, 05/26/21	201,080
	Modern Land China Co. Ltd. Reg S
225,000	7.95%, 03/05/21	225,562
200,000	12.85%, 10/25/21	206,500
	MTR Corp. Ltd. Reg S
400,000	1.63%, 08/19/30	394,648
400,000	2.50%, 11/02/26	431,177
200,000	Rongshi International Finance Ltd. Reg S 3.25%, 05/21/24	212,642
200,000	Shanghai Pudong Development Bank Co. Ltd. Reg S 0.91% (ICE LIBOR USD 3 Month+.70%), 10/29/22	199,731
200,000	Wuhan Metro Group Co. Ltd. Reg S 2.96%, 09/24/24	208,189
		9,414,469
Colombia: 0.3%
200,000	Consorcio Transmantaro SA 144A 4.70%, 04/16/34	235,700
Costa Rica: 0.2%
100,000	Banco Nacional de Costa Rica 144A 5.88%, 04/25/21	100,755
Dominican Republic: 0.2%
100,000	UEP Penonome II SA 144A 6.50%, 10/01/38	104,950
France: 0.9%
525,000	Electricite de France SA 144A 3.63%, 10/13/25	588,130
Germany: 4.3%
	Kreditanstalt fuer Wiederaufbau
850,000	0.75%, 09/30/30	818,576
1,250,000	1.75%, 09/14/29	1,319,964
300,000	2.00%, 11/30/21	304,594
250,000	2.00%, 09/29/22	257,677
300,000	Landesbank Baden-Wuerttemberg Reg S 2.38%, 05/31/22	308,435
		3,009,246
India: 3.5%
200,000	Adani Green Energy Ltd. / Prayatna Developers Pvt. Ltd. / Parampujya Solar Energy Pvt. Ltd. Reg S 6.25%, 12/10/24	223,051
191,750	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash 144A 4.63%, 10/15/39	202,105
200,000	Axis Bank Ltd. 144A 2.88%, 06/01/21	200,875
250,000	India Green Energy Holdings 144A 5.38%, 04/29/24 †	263,586
200,000	Indian Railway Finance Corp. Ltd. Reg S 3.84%, 12/13/27	221,402
200,000	Power Finance Corp Ltd. Reg S 3.75%, 12/06/27	214,083
200,000	REC Ltd. Reg S 3.88%, 07/07/27	215,731
100,000	ReNew Power Private Ltd. 144A 5.88%, 03/05/27	106,452
500,000	ReNew Power Synthetic 144A 6.67%, 03/12/24	527,500
200,000	State Bank of India Reg S 4.50%, 09/28/23	216,274
		2,391,059
Indonesia: 0.7%
450,000	Star Energy Geothermal Darajat II / Star Energy Geothermal Salak 144A 4.85%, 10/14/38	504,000
Japan: 1.3%
200,000	Central Nippon Expressway Co. Ltd. Reg S 0.89%, 12/10/25	200,840
200,000	Mitsubishi UFJ Financial Group, Inc. 2.53%, 09/13/23	210,783
200,000	Sumitomo Mitsui Financial Group, Inc. 0.51%, 01/12/24	200,549
300,000	Toyota Motor Credit Corp. 2.15%, 02/13/30	316,733
		928,905
Mauritius: 0.3%
200,000	Neerg Energy Ltd. 144A 6.00%, 02/13/22	203,250
Mexico: 0.4%
250,000	Coca-Cola Femsa SAB de CV 1.85%, 09/01/32	249,070
Netherlands: 3.7%
350,000	Cooperatieve Rabobank UA 144A 1.00% (US Treasury Yield Curve Rate T 1 Year+.73%), 09/24/26	351,669
	ING Groep NV 144A
350,000	1.40% (US Treasury Yield Curve Rate T 1 Year+1.10%), 07/01/26	355,174
550,000	4.63%, 01/06/26	642,457
	Nederlandse Waterschapsbank NV 144A
200,000	1.00%, 05/28/30	194,958
600,000	2.38%, 03/24/26	653,635
350,000	3.13%, 12/05/22	368,776
		2,566,669
Philippines: 0.3%
200,000	Bank of the Philippine Islands Reg S 2.50%, 09/10/24	209,750
Portugal: 0.5%
350,000	EDP Finance BV 144A 1.71%, 01/24/28	348,505
Qatar: 0.3%
200,000	QNB Finance Ltd. Reg S 1.63%, 09/22/25	203,100
Saudi Arabia: 0.7%
500,000	Saudi Electricity Global Sukuk Co. 5 Reg S 2.41%, 09/17/30	510,000
Singapore: 2.2%
200,000	DBS Group Holdings Ltd. 144A 0.84% (ICE LIBOR USD 3 Month+.62%), 07/25/22	201,199
	Greenko Dutch BV 144A
450,000	4.88%, 07/24/22	453,206
200,000	5.25%, 07/24/24	207,172
200,000	Greenko Investment Co. 144A 4.88%, 08/16/23	204,707
200,000	Greenko Solar Mauritius Ltd. 144A 5.95%, 07/29/26	215,732
226,750	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	258,735
		1,540,751
South Korea: 3.4%
100,000	Hanwha Energy USA Holdings Corp. 144A 2.38%, 07/30/22	102,645
50,000	Hyundai Capital Services, Inc. 144A 2.88%, 03/16/21	50,141
	Korea Development Bank
300,000	0.40%, 06/19/24	299,744
100,000	0.96% (ICE LIBOR USD 3 Month+.72%), 07/06/22	100,708
200,000	Korea Electric Power Corp. 144A 2.50%, 06/24/24	212,251
250,000	Korea Hydro & Nuclear Power Co. Ltd. 144A 3.75%, 07/25/23	270,431
200,000	Korea Midland Power Co. Ltd. Reg S 3.38%, 01/22/22	205,618
200,000	Korea South-East Power Co. Ltd. Reg S 2.13%, 02/03/25	210,352
200,000	Korea Water Resources Corp. Reg S 3.88%, 05/15/23	215,782
	LG Chem Ltd. 144A
200,000	3.25%, 10/15/24	218,041
250,000	3.63%, 04/15/29	282,221
200,000	LG Display Co. Ltd. Reg S 3.88%, 11/15/21	205,017
		2,372,951
Spain: 1.5%
	Avangrid, Inc.
500,000	3.20%, 04/15/25	547,187
400,000	3.80%, 06/01/29	459,673
		1,006,860
United Arab Emirates: 1.3%
200,000	First Abu Dhabi Bank PJSC Reg S 3.00%, 03/30/22	206,132
	MAF Sukuk Ltd. Reg S
200,000	3.93%, 02/28/30	217,254
400,000	4.64%, 05/14/29	456,368
		879,754
United Kingdom: 0.6%
200,000	Niagara Mohawk Power Corp. 144A 1.96%, 06/27/30	205,293
200,000	Swire Properties MTN Financing Ltd. Reg S 3.50%, 01/10/28	216,633
		421,926
United States: 26.8%
	AES Corp. 144A
350,000	1.38%, 01/15/26	351,659
400,000	2.45%, 01/15/31	401,150
200,000	AES Gener SA 144A 6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	217,683
	Alexandria Real Estate Equities, Inc.
150,000	3.80%, 04/15/26	171,469
250,000	4.00%, 01/15/24	275,023
	Apple, Inc.
250,000	2.85%, 02/23/23	262,732
750,000	3.00%, 06/20/27	842,572
150,000	Arizona Public Service Co. 2.65%, 09/15/50	149,728
925,000	Bank of America Corp. 3.50% (ICE LIBOR USD 3 Month+.63%), 05/17/22	933,766
	Boston Properties LP
250,000	3.40%, 06/21/29	277,158
550,000	4.50%, 12/01/28	653,232
650,000	Citigroup, Inc. 1.68% (United States Secured Overnight Financing Rate+1.67%), 05/15/24	666,991
300,000	Clearway Energy Operating LLC 144A 4.75%, 03/15/28	323,190
225,000	DTE Electric Co. 3.95%, 03/01/49	281,886
350,000	Duke Energy Carolinas LLC 3.95%, 11/15/28	414,059
350,000	Duke Energy Florida LLC 2.50%, 12/01/29	377,013
275,000	Duke Energy Progress LLC 3.45%, 03/15/29	313,850
	Duke Realty LP
200,000	1.75%, 02/01/31	199,660
150,000	2.88%, 11/15/29	164,043
	Equinix, Inc.
375,000	1.00%, 09/15/25	375,480
200,000	1.55%, 03/15/28	201,358
150,000	ERP Operating LP 4.15%, 12/01/28	176,772
150,000	Evergy Kansas Central, Inc. 2.55%, 07/01/26	162,145
150,000	Federal Realty Investment Trust 1.25%, 02/15/26	152,002
	HAT Holdings I LLC / HAT Holdings II LLC 144A
200,000	5.25%, 07/15/24	207,836
300,000	6.00%, 04/15/25	319,125
275,000	Host Hotels & Resorts LP 3.38%, 12/15/29	279,629
	Interstate Power & Light Co.
150,000	3.50%, 09/30/49 †	170,015
150,000	3.60%, 04/01/29	174,949
175,000	4.10%, 09/26/28	206,317
300,000	Johnson Controls International Plc / Tyco Fire & Security Finance SCA 1.75%, 09/15/30	300,735
400,000	JPMorgan Chase & Co. 0.65% (United States Secured Overnight Financing Rate+.60%), 09/16/24	402,339
230,000	Kaiser Foundation Hospitals 3.15%, 05/01/27	260,370
350,000	Kilroy Realty LP 4.75%, 12/15/28	410,689
150,000	Massachusetts Institute of Technology 3.96%, 07/01/38	189,903
300,000	Metropolitan Life Global Funding I 144A 0.95%, 07/02/25	303,187
	MidAmerican Energy Co.
275,000	3.10%, 05/01/27	309,302
200,000	3.15%, 04/15/50	220,746
100,000	3.65%, 04/15/29	117,446
325,000	3.65%, 08/01/48	383,879
300,000	3.95%, 08/01/47	366,990
375,000	4.25%, 07/15/49	486,192
	Northern States Power Co.
200,000	2.60%, 06/01/51	202,905
250,000	2.90%, 03/01/50	266,969
150,000	NSTAR Electric Co. 3.25%, 05/15/29	170,771
175,000	Owens Corning 3.95%, 08/15/29	202,214
350,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc. 144A 4.50%, 08/15/28	370,816
150,000	Piedmont Operating Partnership LP 3.15%, 08/15/30	152,334
260,000	PNC Financial Services Group, Inc. 2.20%, 11/01/24	276,399
300,000	Prologis LP 1.25%, 10/15/30 †	292,182
	Public Service Co. of Colorado
250,000	3.20%, 03/01/50	279,887
250,000	3.70%, 06/15/28	288,431
260,000	4.10%, 06/15/48	326,972
75,000	Regency Centers LP 3.75%, 06/15/24	80,952
500,000	Southern Power Co. 4.15%, 12/01/25	572,724
100,000	Southwestern Public Service Co. 3.15%, 05/01/50	108,307
200,000	Union Electric Co. 2.63%, 03/15/51	201,345
200,000	Vena Energy Capital Pte Ltd. Reg S 3.13%, 02/26/25	202,272
	Verizon Communications, Inc.
200,000	1.50%, 09/18/30	194,076
625,000	3.88%, 02/08/29	724,249
200,000	Welltower, Inc. 2.70%, 02/15/27	217,600
		18,585,675
Total Corporate Bonds (Cost: $48,762,720)		49,754,524
GOVERNMENT OBLIGATIONS: 27.4%
Chile: 2.5%
	Chile Government International Bonds
700,000	2.55%, 01/27/32	741,650
900,000	3.50%, 01/25/50	991,134
		1,732,784
China / Hong Kong: 0.5%
350,000	Hong Kong Government International Bond 144A 2.50%, 05/28/24	372,927
Egypt: 0.5%
100,000	Egypt Government International Bond 144A 5.25%, 10/06/25	106,871
200,000	Egypt Government International Bond Reg S 5.25%, 10/06/25	213,742
		320,613
Finland: 0.2%
150,000	Municipality Finance Plc 144A 1.38%, 09/21/21	151,166
Indonesia: 1.8%
	Perusahaan Penerbit SBSN Indonesia III 144A
400,000	2.30%, 06/23/25	417,624
350,000	3.75%, 03/01/23	372,178
400,000	3.90%, 08/20/24	440,982
		1,230,784
Netherlands: 0.3%
200,000	Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV Reg S 2.75%, 02/20/24	214,514
Norway: 0.5%
325,000	Kommunalbanken AS 144A 2.13%, 02/11/25	346,900
South Korea: 0.3%
200,000	Export-Import Bank of Korea Reg S 0.98% (ICE LIBOR USD 3 Month+.74%), 03/22/23	202,033
Supranational: 11.8%
150,000	African Development Bank 3.00%, 12/06/21 †	153,615
	Asian Development Bank
275,000	1.75%, 08/14/26	292,903
150,000	1.88%, 08/10/22	153,944
300,000	2.13%, 03/19/25	321,443
200,000	2.38%, 08/10/27	219,940
300,000	3.13%, 09/26/28	347,951
200,000	Central American Bank for Economic Integration Reg S 1.07% (ICE LIBOR USD 3 Month+.85%), 11/15/24	200,993
	European Bank for Reconstruction & Development
450,000	1.50%, 02/13/25	469,699
400,000	1.63%, 09/27/24	418,653
225,000	1.88%, 07/15/21	226,736
	European Investment Bank
800,000	0.75%, 09/23/30	770,467
700,000	1.63%, 10/09/29	730,093
400,000	2.13%, 04/13/26	432,563
650,000	2.38%, 05/24/27	716,837
300,000	2.50%, 10/15/24 †	324,007
500,000	European Investment Bank 144A 2.88%, 06/13/25 †	553,698
	International Bank for Reconstruction & Development
380,000	2.13%, 03/03/25	406,456
325,000	3.13%, 11/20/25	365,270
	International Finance Corp.
270,000	2.00%, 10/24/22	278,555
620,000	2.13%, 04/07/26	670,572
100,000	Nordic Investment Bank 2.25%, 09/30/21	101,420
		8,155,815
Sweden: 0.8%
	Kommuninvest I Sverige AB 144A
400,000	1.63%, 04/24/23	412,544
175,000	1.88%, 06/01/21	175,990
		588,534
United States: 8.2%
	City of San Francisco Public Utilities Commission Water Revenue
100,000	2.83%, 11/01/41	104,863
100,000	3.30%, 11/01/39	109,059
250,000	3.47%, 11/01/43	269,477
20,000	District of Columbia Water & Sewer Authority 4.81%, 10/01/14	29,057
	Fannie Mae-ACES
44,000	2.52%, 08/25/29	48,091
198,645	2.56%, 07/25/24	211,134
100,000	2.80%, 02/25/27	110,469
400,000	2.90%, 01/25/28	446,719
260,000	2.96%, 09/25/27	291,537
650,000	3.05%, 03/25/28	738,162
225,000	3.05%, 03/25/28	254,617
238,000	3.09%, 02/25/30	271,826
15,000	3.14%, 11/25/27	16,391
200,000	3.32%, 06/25/28	229,446
1,540,000	3.55%, 09/25/28	1,818,657
5,000	3.70%, 09/25/30	5,980
	Freddie Mac Multifamily Structured Pass Through Certificates
15,000	1.30%, 06/25/30	14,811
285,000	2.88%, 04/25/26	311,304
300,000	Metropolitan Transportation Authority 5.18%, 11/15/49	400,836
		5,682,436
Total Government Obligations (Cost: $18,602,958)		18,998,506
Total Investments Before Collateral for Securities Loaned: 99.3% (Cost: $67,365,678)		68,753,030

Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9% (Cost: $629,812)
Money Market Fund: 0.9%
629,812	State Street Navigator Securities Lending Government Money Market Portfolio	629,812

Total Investments: 100.2% (Cost: $67,995,490)		69,382,842
Liabilities in excess of other assets: (0.2)%		(122,108)
NET ASSETS: 100.0%		$69,260,734

Definitions:
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $1,683,237.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $16,534,244, or 23.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	2.6%	$1,766,992
Communications	1.3	918,325
Consumer, Cyclical	1.5	1,000,016
Consumer, Non-cyclical	1.3	900,183
Diversified	0.3	200,834
Energy	3.9	2,715,299
Financial	35.5	24,393,620
Government	20.7	14,229,362
Industrial	3.4	2,348,974
Mortgage Securities	6.9	4,769,144
Technology	1.6	1,105,304
Utilities	21.0	14,404,977
	100.0%	$68,753,030

VANECK VECTORS HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 99.0%
Alabama: 2.0%
$615,000	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB) 6.45%, 03/01/21 (c)	$615,849
	Alabama Special Care Facilities Financing Authority, Methodist Home for Aging, Series 1 (RB)
500,000	5.25%, 06/01/25	519,045
2,000,000	5.75%, 06/01/26 (c)	2,078,760
1,400,000	5.75%, 06/01/26 (c)	1,479,982
5,900,000	6.00%, 06/01/26 (c)	6,183,849
	Hoover Industrial Development Board, United States Steel Corp. Project (RB) (SD CRED PROG)
4,025,000	5.75%, 10/01/29 (c)	4,536,215
1,000,000	6.38%, 11/01/30 (p)	1,215,330
	Jefferson County, Sewer Revenue, Series D (RB)
10,000,000	6.00%, 10/01/23 (c)	11,792,800
9,000,000	6.50%, 10/01/23 (c)	10,730,070
	Jefferson County, Sewer Revenue, Series E (RB)
60,000	0.00%, 10/01/23 (c) ^	23,914
100,000	0.00%, 10/01/23 (c) ^	47,065
	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB)
12,000,000	4.50%, 05/01/29 (c)	13,596,480
10,000,000	5.25%, 05/01/29 (c)	11,585,100
		64,404,459
Alaska: 0.2%
	Northern Tobacco Securitization Corp., Series A (RB)
4,460,000	5.00%, 02/16/21 (c)	4,532,341
760,000	5.00%, 02/16/21 (c)	772,327
		5,304,668
American Samoa: 0.1%
	American Samoa Economic Development Authority, Series A (RB)
250,000	6.50%, 09/01/28	302,848
1,000,000	6.63%, 09/01/25 (c)	1,160,330
500,000	7.13%, 09/01/28 (c)	633,225
		2,096,403
Arizona: 2.4%
200,000	Arizona Industrial Development Authority, Academies of Math and Science, Series B (RB) 5.00%, 01/01/27 (c)	231,612
	Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
2,940,000	6.00%, 07/01/27 (c)	3,555,930
1,320,000	6.00%, 07/01/27 (c)	1,623,824
	Arizona Industrial Development Authority, Basis School Project, Series A (RB)
250,000	5.13%, 07/01/26 (c)	282,220
500,000	5.25%, 07/01/26 (c)	559,530
	Arizona Industrial Development Authority, Basis School Project, Series D (RB)
515,000	5.00%, 07/01/27 (c)	577,871
270,000	5.00%, 07/01/27 (c)	303,634
500,000	Arizona Industrial Development Authority, Basis School Project, Series G (RB) (AGM) 5.00%, 07/01/27 (c)	562,285
	Arizona Industrial Development Authority, Doral Academy - Fire Mesa and Red Rock Campus, Series A (RB)
300,000	5.00%, 07/15/27 (c)	337,392
400,000	5.00%, 07/15/27 (c)	455,920
	Arizona Industrial Development Authority, Economic Development, Legacy Cares, Inc., Series A (RB) (AGM)
1,000,000	6.63%, 07/01/27	1,061,160
5,500,000	7.75%, 07/01/27 (c)	5,934,775
	Arizona Industrial Development Authority, Education Facility, Series A (RB)
1,050,000	5.25%, 07/01/23 (c)	1,143,933
2,100,000	5.50%, 07/01/23 (c)	2,281,839
3,005,000	Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project, Series B (RB) 5.13%, 07/01/29 (c)	2,422,631
	Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project, Third Tier, Series C (RB)
3,160,000	5.00%, 07/01/29 (c)	2,398,598
1,420,000	5.00%, 07/01/29 (c)	1,121,360
3,465,000	5.50%, 07/01/29 (c)	2,773,490
1,000,000	Arizona Industrial Development Authority, Kazen Education Project (RB) 5.70%, 07/01/26 (c)	1,125,450
5,000,000	Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series C (RB) (AGM) 6.75%, 07/01/27 (c)	5,329,350
	Arizona Industrial Development Authority, Leman Academy of Excellence - East Tucson and Central Tucson Projects, Series A (RB)
500,000	4.00%, 07/01/24 (c)	523,440
500,000	5.00%, 07/01/24 (c)	527,370
445,000	Arizona Industrial Development Authority, Pinecrest Academy of Nevada-Cadence Campus Project, Series A (RB) 4.00%, 07/15/28 (c)	469,644
5,881,758	Arizona Industrial Development Authority, Series 2 (RB) 3.63%, 05/20/33	6,373,649
250,000	Glendale Industrial Development Authority, Beatitudes Campus Project (RB) 4.00%, 11/15/24 (c)	267,190
	Glendale Industrial Development Authority, Glencroft Retirement Community Project (RB)
600,000	5.00%, 11/15/26 (c)	611,418
700,000	5.25%, 11/15/26 (c)	710,045
	Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB)
500,000	4.00%, 07/01/25	527,525
1,000,000	5.00%, 07/01/25 (c)	1,088,560
900,000	5.00%, 07/01/25 (c)	994,248
500,000	5.00%, 07/01/25 (c)	544,495
750,000	Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB) 5.00%, 07/01/28 (c)	836,865
675,000	Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/25 (c)	723,188
750,000	Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	835,927
1,000,000	Industrial Development Authority of the City of Phoenix, Oro Valley Project, Series A (RB) 5.25%, 07/01/22 (c)	1,032,020
1,000,000	Maricopa County Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 6.00%, 07/01/28 (c)	1,182,750
	Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series A (RB) (SD CRED PROG)
125,000	5.00%, 07/01/29 (c)	151,859
1,300,000	5.00%, 07/01/29 (c)	1,584,206
	Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB)
500,000	5.00%, 07/01/29 (c)	567,495
500,000	5.00%, 07/01/29 (c)	569,475
500,000	5.00%, 07/01/29 (c)	580,720
1,750,000	Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	1,919,050
330,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	333,033
	Pima County Industrial Development Authority, American Leadership Academy Project (RB)
1,250,000	4.13%, 06/15/22 (c)	1,269,875
2,000,000	4.75%, 06/15/22 (c)	2,038,180
2,000,000	5.00%, 06/15/22 (c)	2,039,160
500,000	5.00%, 06/15/25 (c)	527,320
750,000	5.00%, 06/15/25 (c)	789,900
1,250,000	5.63%, 06/15/25 (c)	1,359,350
	Pima County Industrial Development Authority, Edkey Charter Schools Project (RB)
250,000	5.25%, 07/01/26 (c)	267,205
250,000	5.38%, 07/01/26 (c)	263,705
250,000	5.50%, 07/01/26 (c)	264,218
4,020,000	Pinal County Industrial Development Authority, WOF SW GGP 1 LLC Project (RB) 7.25%, 10/01/23 (c)	4,305,983
	Salt Verde Financial Corp. (RB)
755,000	5.00%, 12/01/37	1,101,809
290,000	5.25%, 12/01/23	326,331
305,000	5.25%, 12/01/24	355,862
265,000	5.25%, 12/01/25	319,797
215,000	5.25%, 12/01/27	273,151
245,000	5.25%, 12/01/28	317,941
370,000	5.50%, 12/01/29	496,411
	Tempe Industrial Development Authority, Friendship Village of Tempe (RB)
355,000	5.00%, 12/01/26 (c)	365,448
250,000	5.00%, 12/01/26 (c)	258,008
	Tempe Industrial Development Authority, Mirabella at ASU Project, Series A (RB)
600,000	6.13%, 10/01/27 (c)	643,776
3,900,000	6.13%, 10/01/27 (c)	4,196,049
		78,816,455
Arkansas: 0.4%
	Arkansas Development Finance Authority, Academics Plus Charter Schools Project (RB)
815,000	4.00%, 12/01/27 (c)	836,524
635,000	4.00%, 12/01/27 (c)	656,361
12,095,000	Arkansas Development Finance Authority, Big River Steel Project (RB) 4.50%, 09/01/26 (c)	13,288,414
		14,781,299
California: 12.1%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
2,055,000	5.00%, 10/01/26 (c)	2,459,712
5,000,000	5.00%, 10/01/26 (c)	5,966,800
3,000,000	5.00%, 10/01/26 (c)	3,606,420
1,650,000	5.00%, 10/01/26 (c)	1,979,521
	Anaheim Community Facilities District No. 08-1 (ST)
475,000	4.00%, 09/01/23 (c)	506,227
695,000	4.00%, 09/01/23 (c)	743,872
185,000	4.00%, 09/01/23 (c)	198,651
	Antelope Valley Healthcare District, Series A (RB)
300,000	5.00%, 03/01/26 (c)	305,535
1,480,000	5.25%, 03/01/26 (c)	1,550,626
500,000	California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	534,090
15,650,000	California Community Housing Agency, Essential Housing, Serenity at Larkspur, Series A (RB) 5.00%, 02/01/30 (c)	18,453,384
3,100,000	California Community Housing Agency, Essential Housing, The Arbors, Series A (RB) 5.00%, 08/01/30 (c)	3,682,366
5,000,000	California Community Housing Agency, Essential Housing, Verdant at Green Valley, Series A (RB) 5.00%, 08/01/29 (c)	5,855,550
3,000,000	California Community Housing Agency, Stoneridge Apartments, Series A (RB) 4.00%, 02/01/31 (c)	3,280,770
5,500,000	California Community Housing Agency, Workforce Housing, Series A (RB) 5.00%, 04/01/29 (c)	6,407,940
30,000	California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 03/01/21 (c)	30,046
	California County Tobacco Securitization Agency, Golden Gate Tobacco, Series A (RB)
4,115,000	5.00%, 02/16/21 (c)	4,116,605
15,000	5.00%, 02/16/21 (c)	15,006
2,965,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp., Series A (RB) 4.00%, 06/01/30 (c)	3,517,320
18,250,000	California County Tobacco Securitization Agency, Stanislaus County Tobacco, Series D (RB) 0.00%, 02/16/21 (c) ^	1,583,005
	California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
250,000	4.00%, 08/15/27 (c)	273,458
500,000	4.20%, 08/15/27 (c)	558,240
80,000	4.25%, 11/15/22 (c)	83,633
460,000	5.00%, 08/15/27 (c)	550,114
990,000	5.00%, 08/15/27 (c)	1,171,635
1,715,000	California Health Facilities Financing Authority, CommonSpirit Health, Series A (RB) 4.00%, 04/01/30 (c)	2,030,251
983,582	California Housing Finance Agency, Series A (RB) 4.00%, 03/20/33	1,122,297
	California Municipal Finance Authority, California Baptist University, Series A (RB)
500,000	5.50%, 11/01/25 (c)	563,625
1,000,000	6.13%, 11/01/23 (c)	1,116,530
	California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB)
150,000	4.00%, 11/15/28 (c)	166,661
500,000	5.00%, 11/15/28 (c)	601,250
	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
250,000	5.00%, 07/01/27 (c)	301,555
200,000	5.00%, 07/01/27 (c)	242,090
	California Municipal Finance Authority, John Adams Academies Lincoln Project, Series A (RB)
500,000	5.00%, 10/01/27 (c)	529,570
500,000	5.00%, 10/01/27 (c)	531,975
500,000	5.00%, 10/01/27 (c)	539,585
2,900,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.63%, 03/01/25 (c)	2,994,511
	California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM)
1,950,000	3.00%, 06/30/28 (c)	2,115,672
650,000	3.25%, 06/30/28 (c)	712,751
975,000	3.50%, 06/30/28 (c)	1,081,012
2,040,000	4.00%, 06/30/28 (c)	2,275,090
2,490,000	5.00%, 06/30/28 (c)	3,010,211
2,040,000	5.00%, 06/30/28 (c)	2,513,423
3,405,000	5.00%, 06/30/28 (c)	4,092,401
500,000	5.00%, 06/30/28 (c)	629,625
600,000	5.00%, 06/30/28 (c)	758,262
1,035,000	5.00%, 06/30/28 (c)	1,294,474
1,000,000	5.00%, 06/30/28 (c)	1,225,570
700,000	5.00%, 06/30/28 (c)	864,864
1,600,000	California Municipal Finance Authority, LINXS APM Project, Series B (RB) (AGM) 5.00%, 06/01/28 (c)	1,918,944
230,000	California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB) 5.25%, 11/01/26 (c)	265,942
	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB)
500,000	5.00%, 07/01/26 (c)	551,720
1,000,000	5.00%, 07/01/28 (c)	1,125,670
130,000	5.00%, 07/01/28 (c)	149,024
930,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 7.00%, 06/01/22 (c)	1,010,910
1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,576,950
250,000	California Municipal Finance Authority, UCR Dundee-Glasgow Student Housing Project (RB) 4.00%, 11/15/28 (c)	275,158
15,000,000	California Municipal Finance Authority, United Airlines, Inc. Los Angeles International Airport Project (RB) 4.00%, 07/15/29	16,948,650
	California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB)
1,000,000	7.00%, 07/01/22 (d) *	650,000
10,500,000	7.50%, 07/01/22 (c) (d) *	6,825,000
7,000,000	7.50%, 12/01/29 (c) (d) *	2,135,000
1,000,000	7.50%, 07/01/32	921,650
6,635,000	8.00%, 07/01/27 (c) (d) *	4,312,750
2,350,000	California Pollution Control Financing Authority, Solid Waste Disposal, Rialto Bioenergy Facility LLC Project (RB) 7.50%, 12/01/24 (c)	2,416,740
	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB)
300,000	5.00%, 07/01/27 (c)	252,000
1,000,000	5.00%, 07/01/27 (c)	840,000
310,000	5.00%, 07/01/27	260,400
485,000	5.00%, 07/01/27 (c)	407,400
400,000	California School Finance Authority, Bright Star Schools Obligated Group (RB) 5.00%, 06/01/27 (c)	442,636
2,000,000	California School Finance Authority, River Springs Charter School Project, Series A (RB) 6.38%, 07/01/25 (c)	2,289,500
	California School Finance Authority, Rocketship Education Obligated Group, Series A (RB)
250,000	5.13%, 06/01/26 (c)	276,370
250,000	5.25%, 06/01/26 (c)	277,250
	California Statewide Communities Development Authority, California Baptist University, Series A (RB)
2,500,000	3.50%, 11/01/27	2,679,750
1,000,000	5.00%, 11/01/27 (c)	1,147,610
1,000,000	6.38%, 11/01/23 (c)	1,112,080
250,000	California Statewide Communities Development Authority, College Housing (RB) 5.25%, 07/01/29 (c)	275,133
	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB)
732,203	5.50%, 03/01/21 (c)	695,593
140,090	5.75%, 03/01/21 (c)	133,085
366,101	5.75%, 03/01/21 (c)	347,796
20,547	California Statewide Communities Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 03/01/21 (c)	19,519
920,000	California Statewide Communities Development Authority, Infrastructure Program, Series B (SA) 5.00%, 09/02/28 (c)	1,078,608
385,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/26 (c)	444,744
	California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB)
500,000	5.00%, 06/01/29 (c)	564,945
435,000	5.00%, 06/01/29 (c)	500,768
75,000	California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.63%, 11/01/23 (c)	81,641
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
1,010,000	4.90%, 02/16/21 (c)	1,021,302
1,100,000	5.00%, 06/01/26 (c)	1,317,404
1,595,000	5.00%, 06/01/26 (c)	1,846,133
2,090,000	5.00%, 06/01/26 (c)	2,395,976
350,000	5.00%, 06/01/26 (c)	421,425
1,740,000	5.25%, 12/01/24 (c)	1,974,152
8,380,000	5.25%, 06/01/26 (c)	9,579,094
1,000,000	5.25%, 06/01/28 (c)	1,191,600
10,360,000	5.50%, 12/01/24 (c)	11,599,367
6,500,000	5.50%, 06/01/28 (c)	7,810,335
	California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB)
3,230,000	5.00%, 06/01/26 (c)	3,675,449
125,000	5.75%, 01/15/23 (c)	127,958
3,170,000	California Statewide Communities Development Authority, University of California, Irvine East Campus Apartments, Phase IV-A (RB) 5.00%, 05/15/27 (c)	3,588,820
	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB)
23,000,000	0.00%, 02/16/21 (c) ^	1,967,650
24,250,000	0.00%, 03/01/21 (c) ^	1,443,360
3,175,000	6.00%, 03/01/21 (c)	3,205,734
900,000	6.00%, 03/01/21 (c)	908,712
120,000	Cathedral City, California Public Financing Authority, Series A (AMBAC) (TA) 4.50%, 02/08/21 (c)	120,088
55,000	Chino Public Financing Authority (ST) 5.00%, 09/01/22 (c)	57,973
	City of Dublin, Community Facilities District No. 2015-1 (ST)
500,000	5.00%, 09/01/26 (c)	572,140
500,000	5.00%, 09/01/26 (c)	575,370
500,000	5.00%, 09/01/26 (c)	583,330
1,150,000	5.00%, 09/01/27 (c)	1,364,049
1,840,000	5.00%, 09/01/27 (c)	2,144,520
250,000	City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	281,865
	City of Irvine, Community Facilities District No. 2013-3 (ST)
1,000,000	4.00%, 09/01/23 (c)	1,076,120
1,800,000	4.00%, 09/01/23 (c)	1,923,858
250,000	4.00%, 09/01/23 (c)	271,800
230,000	4.00%, 09/01/23 (c)	251,293
250,000	4.00%, 09/01/23 (c)	272,398
750,000	City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	860,317
6,000,000	City of Oroville Hospital (RB) 5.25%, 04/01/29 (c)	7,012,860
840,000	City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	952,661
	City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
500,000	3.75%, 09/01/27 (c)	546,600
155,000	5.00%, 09/01/27 (c)	185,064
135,000	5.00%, 09/01/27 (c)	160,642
200,000	City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	228,110
1,050,000	City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,191,708
1,000,000	Compton Public Finance Authority (RB) 4.00%, 09/01/24 (c)	1,039,560
	CSCDA Community Improvement Authority, Parallel-Anaheim, Series A (RB)
3,450,000	4.00%, 08/01/31 (c)	3,823,669
2,000,000	5.00%, 01/01/31 (c)	2,361,460
4,000,000	El Centro Financing Authority, El Centro Regional Medical Center Project (RB) 5.50%, 07/01/26 (c)	4,339,320
1,300,000	Elk Grove Finance Authority (ST) 5.00%, 09/01/26 (c)	1,500,369
	Folsom Ranch Financing Authority (ST)
1,000,000	5.00%, 09/01/27 (c)	1,159,540
2,000,000	5.00%, 09/01/27 (c)	2,364,140
1,100,000	5.00%, 09/01/27 (c)	1,321,672
	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series A (RB)
1,000,000	5.75%, 01/15/24 (c)	1,133,620
2,860,000	6.00%, 01/15/24 (c)	3,351,834
	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-1 (RB)
100,000	3.95%, 07/15/27 (c)	113,596
1,115,000	6.00%, 01/15/24 (c)	1,306,747
350,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-2 (RB) 3.50%, 07/15/29 (c)	395,724
6,525,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	6,992,712
1,000,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,169,210
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
1,500,000	3.50%, 06/01/22 (c)	1,533,405
2,630,000	5.00%, 06/01/25	3,148,873
400,000	5.00%, 06/01/27	506,040
4,000,000	5.00%, 06/01/28 (c)	5,053,920
3,815,000	5.25%, 06/01/22 (c)	3,984,348
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-2 (RB)
12,750,000	5.00%, 06/01/22 (c)	13,273,387
14,585,000	5.30%, 06/01/22 (c)	15,246,576
40,470,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series B (RB) 0.00%, 02/16/21 (c) ^	9,037,356
	Hastings Campus Housing Finance Authority, Series A (RB)
3,000,000	5.00%, 07/01/30 (c)	3,433,230
4,350,000	5.00%, 07/01/30 (c)	5,051,046
250,000	Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/26 (c)	259,488
9,410,000	Inland Empire Tobacco Securitization Authority, Series C-2 (RB) 0.00%, 02/16/21 (c) ^	1,639,128
51,150,000	Inland Empire Tobacco Securitization Authority, Series D (RB) 0.00%, 02/16/21 (c) ^	4,199,926
25,000,000	Inland Empire Tobacco Securitization Authority, Series E (RB) 0.00%, 02/16/21 (c) ^	1,649,000
50,500,000	Inland Empire Tobacco Securitization Authority, Series F (RB) 0.00%, 02/16/21 (c) ^	2,407,840
1,000,000	Irvine Unified School District Community Facilities District No. 09-1, Series D (ST) 5.00%, 09/01/27 (c)	1,176,310
405,000	Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/25 (c)	459,278
49,000	Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/21 (c)	50,523
	MSR Energy Authority, Series A (RB)
505,000	6.13%, 11/01/29	645,895
1,575,000	6.50%, 11/01/39	2,637,274
1,500,000	7.00%, 11/01/34	2,411,925
	Orange County Community Facilities District No. 1, Series A (ST)
975,000	4.25%, 08/15/25 (c)	1,063,267
455,000	5.25%, 08/15/25 (c)	518,491
250,000	Palomar Health (RB) 5.00%, 11/01/26 (c)	292,815
125,000	Palomar Pomerado Health, Series A (GO) 0.00%, 08/01/25 ^	119,146
1,000,000	Perris Union High School District Financing Authority (ST) 5.00%, 03/01/25 (c)	1,119,830
750,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	864,870
180,000	Rancho Cordova Community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	197,618
	River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (AGM) (ST)
500,000	5.00%, 09/01/26 (c)	568,810
500,000	5.00%, 09/01/26 (c)	565,370
500,000	5.00%, 09/01/26 (c)	574,195
3,000,000	5.50%, 09/01/22 (c)	3,184,320
	River Islands Public Financing Authority, Phase 2 Public Improvements (ST)
1,000,000	4.00%, 09/01/26 (c)	1,064,530
750,000	5.00%, 09/01/26 (c)	859,065
500,000	Romoland School District No. 2004-1 (ST) 5.00%, 09/01/25 (c)	572,565
	Sacramento County, Community Facilities District No. 2005-2 (ST)
495,000	5.00%, 09/01/26 (c)	566,389
345,000	5.00%, 09/01/26 (c)	398,627
3,120,000	San Buenaventura, Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	3,277,498
	San Diego County, Area No. 2, Series A (ST)
635,000	4.00%, 09/01/26 (c)	692,233
665,000	4.00%, 09/01/26 (c)	728,634
300,000	San Jacinto Unified School District Financing Authority (ST) 5.00%, 09/01/26 (c)	346,173
	San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series A (RB)
145,000	0.00%, 01/15/32 ^	113,750
105,000	0.00%, 01/15/36 ^	73,163
1,750,000	5.00%, 01/15/25 (c)	1,950,760
3,780,000	5.00%, 01/15/25 (c)	4,192,776
500,000	5.00%, 01/15/25 (c)	575,230
2,300,000	5.00%, 01/15/25 (c)	2,601,622
200,000	San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series B (RB) 5.25%, 01/15/25 (c)	222,510
1,815,000	San Mateo Union High School District, Series A (GO) 5.00%, 09/01/23 (c)	2,031,112
	Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST)
500,000	5.00%, 03/01/26 (c)	565,755
500,000	5.00%, 03/01/26 (c)	570,255
9,000,000	Silicon Valley Tobacco Securitization Authority, Series A (RB) 0.00%, 03/01/21 (c) ^	3,846,960
8,015,000	Silicon Valley Tobacco Securitization Authority, Series C (RB) 0.00%, 02/16/21 (c) ^	895,837
18,050,000	South California Tobacco Securitization Authority, Series C (RB) 0.00%, 02/16/21 (c) ^	3,660,179
1,035,000	Thousand Oaks Community Facilities District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,086,346
6,025,000	Tobacco Securitization Authority of Northern California, Series A-1 (RB) 5.50%, 02/16/21 (c)	6,056,571
8,000,000	Tobacco Securitization Authority of Northern California, Series C (RB) 0.00%, 02/16/21 (c) ^	1,609,840
2,085,000	Tobacco Securitization Authority of Southern California, Series A-1 (RB) 5.38%, 02/16/21 (c)	2,092,860
	Tobacco Securitization Authority of Southern California, Series B (RB)
10,485,000	0.00%, 02/16/21 (c) ^	2,206,254
15,000,000	0.00%, 02/16/21 (c) ^	3,645,750
16,440,000	Tobacco Securitization Authority of Southern California, Series D (RB) 0.00%, 02/16/21 (c) ^	2,808,610
	Tustin Community Facilities District, Series A (ST)
100,000	5.00%, 09/01/25 (c)	113,225
100,000	5.00%, 09/01/25 (c)	114,061
750,000	Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	842,115
	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST)
850,000	4.00%, 09/01/21 (d) *	583,100
530,000	5.30%, 09/01/22 (c) (d) *	363,580
445,000	William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/26 (c)	507,487
		399,744,049
Colorado: 2.9%
	Arista Metropolitan District in the City and County of Broomfield, Series A (GO)
500,000	5.00%, 12/01/23 (c)	537,350
750,000	5.13%, 12/01/23 (c)	802,965
2,010,000	Arkansas River Power Authority, Power Supply System, Series A (RB) 5.00%, 10/01/28 (c)	2,358,433
1,000,000	Aviation Station North Metropolitan District No. 2, Series A (GO) 5.00%, 09/01/24 (c)	1,061,480
1,000,000	Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/21 (c)	1,043,210
	Brighton Crossing Metropolitan District No. 6 Series A-3 (GO)
500,000	5.00%, 12/01/25 (c)	522,695
500,000	5.00%, 12/01/25 (c)	531,230
500,000	5.00%, 12/01/25 (c)	538,500
	Broadway Station Metropolitan District No. 3, Series A (GO)
1,000,000	5.00%, 06/01/24 (c)	1,070,010
500,000	5.00%, 06/01/24 (c)	538,785
	Centerra Metropolitan District No. 1 (TA)
500,000	5.00%, 12/01/22 (c)	525,505
500,000	5.00%, 12/01/22 (c)	527,880
500,000	5.00%, 12/01/22 (c)	531,640
5,195,000	City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/23 (c)	5,519,116
4,250,000	City of Fruita, Colorado Healthcare Canyons Hospital and Medical Center, Series B (RB) 5.50%, 01/01/28 (c)	4,674,617
1,035,000	City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,066,723
1,000,000	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project, Thompson School District R2-J (RB) 5.00%, 07/01/26 (c)	1,065,750
500,000	Colorado Educational and Cultural Facilities Authority, Rocky Mountain Classical Academy Project (RB) 5.00%, 10/01/27 (c)	539,280
2,000,000	Colorado Health Facilities Authority, Capella of Grand Junction Project (RB) 5.00%, 12/01/26 (c)	2,051,560
500,000	Colorado Health Facilities Authority, Christian Living Neighborhoods Project (RB) 5.00%, 01/01/26 (c)	555,875
	Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB)
3,120,000	4.00%, 08/01/29 (c)	3,622,788
1,400,000	4.00%, 08/01/29 (c)	1,603,532
1,100,000	4.00%, 08/01/29 (c)	1,283,568
1,270,000	4.00%, 08/01/29 (c)	1,478,013
	Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB)
7,000,000	4.00%, 08/01/29 (c)	7,961,520
2,420,000	5.00%, 08/01/29 (c)	2,995,137
1,160,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.30%, 03/01/21 (c)	1,112,092
	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series A (RB)
2,200,000	5.75%, 11/01/25 (c)	1,846,130
3,835,000	6.00%, 11/01/25 (c)	3,283,987
2,650,000	Colorado Health Facilities Authority, Sunny Vista Living Center Project (RB) 6.13%, 12/01/25 (c)	2,744,154
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	281,918
350,000	5.00%, 12/31/24 (c)	395,367
2,500,000	Colorado International Center, Metropolitan District No. 14 (GO) 5.88%, 12/01/23 (c)	2,691,450
	Creekwalk Marketplace Business Improvement District, Series A (RB)
500,000	5.50%, 12/01/26 (c)	541,600
500,000	5.75%, 12/01/26 (c)	540,855
	Crowfoot Valley Ranch Metropolitan District No. 2, Series A (GO)
1,000,000	5.63%, 12/01/23 (c)	1,083,930
1,500,000	5.75%, 12/01/23 (c)	1,619,430
	Dominion Water and Sanitation District (RB)
895,000	5.25%, 12/01/21 (c)	941,057
3,500,000	5.75%, 12/01/21 (c)	3,678,710
485,000	6.00%, 12/01/21 (c)	509,924
	Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA)
910,000	4.50%, 11/01/25 (c)	925,898
2,345,000	5.25%, 11/01/25 (c)	2,443,678
1,865,000	5.50%, 11/01/25 (c)	1,953,513
1,000,000	Green Valley Ranch East Metropolitan District No. 6, Series A (GO) 5.88%, 09/01/25 (c)	1,079,890
1,000,000	Independence Metropolitan District No. 3, Series A (GO) 6.25%, 06/01/24 (c)	1,079,920
1,000,000	Jefferson Center Metropolitan District No. 1, Series A-2 (RB) 4.38%, 12/01/23 (c)	1,057,810
	Lambertson Farms Metropolitan District No. 1 (GO)
500,000	5.75%, 12/15/23 (c)	406,665
500,000	6.00%, 12/15/23 (c)	417,110
	Mirabelle Metropolitan District No. 2, Series A (GO) (SAW)
1,000,000	5.00%, 03/01/25 (c)	1,059,200
700,000	5.00%, 03/01/25 (c)	749,819
	Painted Prairie Public Improvement Authority (RB)
1,500,000	5.00%, 12/01/24 (c)	1,618,200
1,000,000	5.00%, 12/01/24 (c)	1,087,880
1,000,000	Southglenn Metropolitan District (GO) 5.00%, 12/01/21 (c)	1,038,660
500,000	Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/27 (c)	552,225
	STC Metropolitan District No. 2, Series A (GO)
1,000,000	5.00%, 12/01/24 (c)	1,062,230
2,000,000	5.00%, 12/01/24 (c)	2,141,840
	Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB)
1,000,000	4.25%, 12/01/25 (c)	1,103,640
1,000,000	5.00%, 12/01/22 (c)	1,072,540
5,000,000	5.00%, 12/01/22 (c)	5,297,200
500,000	5.00%, 12/01/22 (c)	532,050
	Velocity Metropolitan District No. 3 (GO)
500,000	5.13%, 12/01/23 (c)	535,570
500,000	5.38%, 12/01/23 (c)	536,145
1,500,000	5.50%, 12/01/23 (c)	1,604,820
		95,634,269
Connecticut: 0.7%
630,000	Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 02/09/21 (c)	630,082
2,000,000	Connecticut Airport Authority, Customer Facility, Ground Transportation Center Project, Series A (RB) (AMBAC) 4.00%, 07/01/29 (c)	2,196,720
	Connecticut State Health and Educational Facilities Authority, Church Home of Harford, Series A (RB)
3,000,000	5.00%, 09/01/26 (c)	3,136,410
2,500,000	5.00%, 09/01/26 (c)	2,628,950
3,000,000	Connecticut State Health and Educational Facilities Authority, Mary Wade Home Issue, Series A-1 (RB) 5.00%, 10/01/24 (c)	3,102,030
120,000	Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	128,934
2,000,000	Connecticut State Health and Educational Facilities Authority, McLean Issue, Series A (RB) 5.00%, 01/01/26 (c)	2,160,340
235,000	Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series I (RB) 4.50%, 07/01/21 (c)	237,468
	Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series J (RB)
935,000	4.25%, 07/01/22 (c)	963,330
655,000	4.50%, 07/01/22 (c)	675,659
380,000	5.00%, 07/01/22 (c)	397,822
470,000	5.00%, 07/01/22 (c)	489,970
100,000	5.00%, 07/01/22 (c)	104,512
	Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) (SD CRED PROG)
250,000	4.00%, 07/01/29 (c)	265,863
250,000	4.00%, 07/01/29 (c)	266,973
1,040,000	Hartford Stadium Authority, Series A (RB) 4.00%, 02/01/25 (c)	815,859
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
250,000	5.75%, 02/01/24	263,253
1,000,000	6.25%, 02/01/26 (c)	1,100,530
	Town of Hamden (RB)
2,720,000	5.00%, 01/01/26 (c)	2,793,195
500,000	5.00%, 01/01/26 (c)	520,865
		22,878,765
Delaware: 0.0%
	Delaware Economic Development Authority, Aspira Chapter School, Series A (RB)
1,000,000	5.00%, 06/01/26 (c)	1,070,810
250,000	5.00%, 06/01/26 (c)	271,755
		1,342,565
District of Columbia: 1.0%
	District of Columbia Tobacco Settlement Financing Corp. (RB)
29,055,000	0.00%, 03/01/21 (c) ^	6,110,848
39,000	6.50%, 05/15/33	43,572
	District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
1,180,000	5.00%, 07/01/24 (c)	1,207,883
250,000	5.00%, 07/01/24 (c)	262,425
	District of Columbia, Latin American Montessori Bilingual Public Charter School (RB)
1,000,000	5.00%, 06/01/30 (c)	1,157,270
500,000	5.00%, 06/01/30 (c)	588,410
395,000	District of Columbia, Provident Group - Howard Properties, LLC Issue (RB) 5.00%, 10/01/22 (c)	396,098
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB)
13,825,000	0.00%, 10/01/37 ^	8,291,544
1,895,000	5.00%, 04/01/22 (c)	1,971,596
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB)
5,520,000	0.00%, 10/01/37 ^	3,557,916
250,000	4.00%, 10/01/29 (c)	291,675
7,750,000	4.00%, 10/01/29 (c)	8,826,242
245,000	6.50%, 10/01/28 (c)	324,233
		33,029,712
Florida: 5.7%
805,000	Alachua County, Health Facilities Authority, East Ridge Retirement Village, Inc. (RB) 6.00%, 11/15/24 (c)	817,139
300,000	Alachua County, Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	328,617
295,000	Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/25 (c)	313,977
	Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) (SD CRED PROG)
500,000	5.00%, 07/15/26 (c)	546,445
250,000	5.00%, 07/15/26 (c)	275,993
	Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB)
500,000	4.50%, 01/01/29 (c)	544,030
500,000	5.13%, 01/01/29 (c)	560,495
500,000	5.25%, 01/01/29 (c)	555,630
500,000	5.38%, 01/01/29 (c)	558,075
	Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB)
480,000	4.38%, 06/15/27	506,342
500,000	5.25%, 06/15/27 (c)	550,845
1,000,000	Capital Trust Agency, First Mortgage, American Eagle Portfolio Project, Series B (RB) 6.00%, 07/01/25 (c)	300,000
	Capital Trust Agency, First Mortgage, Tallahassee Tapestry Housing Project, Series A (RB)
315,000	7.00%, 12/01/25 (c) (d) *	126,000
750,000	7.13%, 12/01/25 (c) (d) *	300,000
1,000,000	Capital Trust Agency, Senior Living Facilities, Elim Senior Housing, Inc. (RB) (AMBAC) 7.50%, 02/19/21 (c)	440,780
	Capital Trust Agency, Tapestry Walden, Series A (RB)
975,000	6.75%, 07/01/27 (c) (d) *	390,000
650,000	7.00%, 07/01/27 (c) (d) *	260,000
	Capital Trust Agency, Tuscan Gardens of Palm Coast Project, Series A (RB)
750,000	6.75%, 04/01/24 (c)	419,138
500,000	7.00%, 04/01/22 (c)	300,260
365,000	7.00%, 04/01/24 (c)	203,900
500,000	7.00%, 04/01/24 (c)	279,330
	Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB)
2,200,000	4.00%, 12/01/28	2,408,846
6,000,000	5.25%, 12/01/28 (c)	6,878,400
4,500,000	5.25%, 12/01/28 (c)	5,225,580
2,250,000	Capital Trust Agency, Wonderful Foundations Charter School Portfolio Projects, Series A-1 (RB) 5.00%, 07/01/30 (c)	2,370,802
2,000,000	Capital Trust Agency, Wonderful Foundations Charter School Portfolio Projects, Series B (RB) 0.00%, 01/01/60 ^	143,840
750,000	City of Jacksonville, Educational Facilities, Series B (RB) 5.00%, 06/01/28 (c)	857,565
500,000	City of Orlando, Senior Tourist Development Tax, 6th Cent Contract Payments, Series A (RB) (AGM) 5.00%, 11/01/27	633,315
	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
230,000	4.00%, 06/01/25 (c)	244,702
300,000	5.00%, 06/01/25 (c)	332,082
460,000	5.00%, 06/01/25 (c)	512,753
	Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB)
590,000	7.00%, 05/15/24 (d) *	456,513
460,000	8.13%, 05/15/24 (c) (d) *	355,925
	Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Series A (RB) (SAW)
1,070,000	4.00%, 02/15/30 (c)	1,237,926
500,000	5.00%, 02/15/30 (c)	653,685
25,750,000	Florida Development Finance Corp., Brightline Passenger Rail Project, Series B (RB) 7.38%, 01/01/24 (c)	25,147,192
1,000,000	Florida Development Finance Corp., Florida Charter Foundation, Inc., Series A (RB) 6.13%, 06/15/27 (c)	1,070,210
360,000	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB) 5.63%, 06/15/24 (c)	351,191
	Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
1,000,000	5.75%, 06/15/24 (c)	1,093,180
500,000	6.00%, 06/15/25 (c)	569,325
3,000,000	6.13%, 06/15/22 (c)	3,110,760
685,000	6.13%, 06/15/25 (c)	772,111
1,000,000	Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series C (RB) 5.00%, 09/15/27 (c)	1,103,440
1,000,000	Florida Development Finance Corp., The Mayflower Retirement Community Project, Series A (RB) 5.25%, 06/01/27 (c)	1,123,250
	Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
15,000,000	6.25%, 03/01/21 (c) (p)	14,784,150
18,195,000	6.38%, 03/01/21 (c) (p)	17,779,062
29,125,000	6.50%, 03/01/21 (c) (p)	28,197,951
	Florida Higher Educational Facilities Financial Authority, Jacksonville University Project, Series A-1 (RB)
2,710,000	4.50%, 06/01/28 (c)	3,116,906
750,000	5.00%, 06/01/28 (c)	860,490
	FRERC Community Development District (AGM) (SA)
500,000	5.38%, 11/01/29 (c)	538,050
1,000,000	5.50%, 11/01/29 (c)	1,077,570
2,900,000	Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Series A (RB) 3.50%, 02/01/31 (c)	3,160,362
2,000,000	Lake County, Lakeside at Waterman Village Project, Series A (RB) 5.75%, 08/15/27 (c)	2,143,980
3,500,000	Lake County, Lakeside at Waterman Village Project, Series B-1 (RB) 4.25%, 05/15/22 (c)	3,531,710
2,700,000	Lake County, Village Veranda at Lady Lake Project, Series A-1 (RB) 7.13%, 01/01/27 (c)	2,470,554
500,000	Lee County Industrial Development Authority, Community Charter Schools, LLC Projects, Series A (RB) 5.75%, 06/15/22 (c)	509,645
300,000	Leon County Educational Facilities Authority, Heritage Grove Project (RB) (ACA) 5.13%, 03/01/21 (c)	300,006
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
420,000	4.25%, 03/01/21 (c)	420,630
380,000	5.00%, 11/15/24 (c)	421,184
250,000	Miami World Center Community Development District (SA) 5.25%, 11/01/27 (c)	278,460
	Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB)
2,600,000	5.00%, 06/01/25 (c)	2,577,562
1,390,000	5.00%, 06/01/25 (c)	1,355,528
665,000	5.00%, 06/01/25 (c)	667,008
2,980,000	5.00%, 06/01/25 (c)	2,973,742
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
500,000	5.00%, 10/01/25 (c)	570,015
500,000	5.00%, 10/01/25 (c)	574,455
1,000,000	Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/25 (c)	1,130,470
445,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	464,958
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
1,350,000	4.25%, 05/01/23 (c)	1,410,547
1,480,000	5.00%, 05/01/23 (c)	1,540,843
155,000	North Broward Hospital District, Series B (RB) 5.00%, 01/01/28 (c)	188,615
	Northern Palm Beach County Improvement District, Unit of Development No. 2C (RB)
200,000	5.00%, 08/01/27 (c)	225,162
200,000	5.00%, 08/01/27 (c)	228,080
310,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	336,747
	Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB)
2,500,000	5.00%, 04/01/29 (c)	2,661,775
1,000,000	5.00%, 04/01/29 (c)	1,082,040
185,000	Palm Cost Park Community Development District (SA) 5.70%, 03/01/21 (c)	185,205
	Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series A (RB)
500,000	5.50%, 11/15/26 (c)	486,575
1,750,000	5.75%, 11/15/26 (c)	1,751,015
	Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series B-1 (RB)
3,600,000	4.25%, 05/15/22 (c)	3,559,788
2,000,000	5.25%, 11/15/26 (c)	1,955,460
785,000	Sumter County, Florida Village Community Development District No. 9 (SA) 5.50%, 05/01/22 (c)	814,594
	Village Community Development District No. 12 (SA)
245,000	3.25%, 05/01/26	256,936
2,410,000	3.63%, 05/01/26 (c)	2,575,543
2,410,000	3.88%, 05/01/26 (c)	2,547,201
965,000	4.25%, 05/01/28 (c)	1,065,495
1,210,000	4.38%, 05/01/28 (c)	1,335,840
	Village Community Development District No. 13 (SA)
750,000	3.00%, 05/01/29	798,292
1,000,000	3.38%, 05/01/29 (c)	1,077,770
2,885,000	3.55%, 05/01/29 (c)	3,093,903
4,730,000	3.70%, 05/01/29 (c)	5,025,341
		189,336,804
Georgia: 1.0%
	Atlanta Development Authorities Senior Health Care Facilities, Proton Treatment Center Project, Series A-1 (RB)
2,250,000	6.50%, 01/01/28 (c)	1,440,787
2,000,000	6.75%, 01/01/28 (c)	1,280,960
6,000,000	7.00%, 01/01/28 (c)	3,843,180
1,000,000	Burke County Development Authority, Series C (RB) (SAW) 4.13%, 02/01/28 (c)	1,138,090
720,000	Burke County Development Authority, Series D (RB) 4.13%, 02/01/28 (c)	819,425
	Cobb County Development Authority, Provident Village at Creekside Project, Series A (RB)
1,000,000	6.00%, 07/01/23 (c) (d) *	715,990
1,000,000	6.00%, 07/01/23 (c) (d) *	764,390
1,000,000	DeKalb County Housing Authority, Baptist Retirement Communities of Georgia, Inc. and Clairmont Crest, Inc., Series A (RB) 5.00%, 01/01/29 (c)	870,250
	Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) (SBG)
1,250,000	5.50%, 12/01/24 (c)	1,245,975
1,500,000	5.75%, 12/01/24 (c)	1,477,155
4,000,000	6.25%, 12/01/24 (c)	3,906,840
1,000,000	6.50%, 12/01/24 (c)	1,000,550
	Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB) (SD CRED PROG)
500,000	5.00%, 04/01/26 (c)	512,425
500,000	5.00%, 04/01/26 (c)	514,825
416,000	Georgia Local Government (CP) (NATL) 4.75%, 06/01/28	474,232
	Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB)
250,000	5.75%, 06/15/27 (c)	263,025
1,000,000	6.00%, 06/15/27 (c)	1,048,910
	Marietta Development Authority, Life University, Inc. Project, Series A (RB)
1,000,000	5.00%, 11/01/27 (c)	1,065,260
2,750,000	5.00%, 11/01/27 (c)	2,974,152
	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB)
375,000	5.00%, 07/01/25 (c)	427,309
1,000,000	5.00%, 07/01/28 (c)	1,202,270
1,000,000	Oconee County Industrial Development Authority, Series A-1 (RB) 6.25%, 12/01/25 (c)	1,007,890
500,000	Oconee County Industrial Development Authority, Series A-3 (RB) 5.50%, 12/01/21 (c)	496,825
3,850,000	Rockdale County Development Authority, Pratt Paper LLC Project (RB) 4.00%, 01/01/28 (c)	4,297,408
	White County Development Authority, Truett McConnell University Project, Series A (RB)
500,000	5.13%, 10/01/26 (c)	526,585
500,000	5.25%, 10/01/26 (c)	522,250
		33,836,958
Guam: 0.5%
200,000	A. B. Won Pat International Airport Authority, Series C (RB) 6.25%, 10/01/23 (c)	217,006
	Guam Government, Business Privilege Tax, Series A (RB)
500,000	5.00%, 01/01/22 (c)	516,085
1,390,000	5.13%, 01/01/22 (c)	1,429,532
	Guam Government, Business Privilege Tax, Series B (RB)
1,280,000	5.00%, 01/01/22 (c)	1,314,163
330,000	5.00%, 01/01/22 (c)	338,408
	Guam Government, Business Privilege Tax, Series D (RB)
600,000	4.00%, 11/15/25 (c)	631,146
585,000	5.00%, 11/15/25 (c)	657,534
500,000	5.00%, 11/15/25 (c)	567,465
1,100,000	5.00%, 11/15/25 (c)	1,244,320
	Guam Government, Department of Education, John F. Kennedy Project, Series A (CP)
500,000	4.25%, 02/01/30	540,120
500,000	5.00%, 02/01/30 (c)	551,075
620,000	Guam Government, Limited Obligation, Series A (RB) 5.00%, 12/01/26 (c)	703,942
	Guam Government, Waterworks Authority, Water and Wastewater System (RB)
1,375,000	5.00%, 07/01/26 (c)	1,571,639
550,000	5.25%, 07/01/23 (c)	616,424
3,205,000	Guam Government, Waterworks Authority, Water and Wastewater System, Series A (RB) 5.00%, 07/01/30 (c)	3,981,123
	Guam Power Authority, Series A (RB)
345,000	5.00%, 10/01/22 (c)	362,091
500,000	5.00%, 10/01/27 (c)	586,940
		15,829,013
Hawaii: 0.2%
1,775,000	Kuakini, Hawaii Health System, Series A (RB) 6.38%, 03/01/21 (c)	1,777,414
	State of Hawaii, Department of Budget and Finance, Series A (RB)
1,400,000	6.25%, 07/01/23 (c)	1,482,320
2,085,000	6.63%, 07/01/23 (c)	2,201,301
		5,461,035
Idaho: 0.1%
	Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
450,000	3.50%, 09/01/26 (c)	476,762
1,135,000	5.00%, 09/01/26 (c)	1,284,445
	Idaho Health Facilities Authority, Terraces of Boise Project, Series A (RB)
100,000	7.00%, 10/01/24	85,865
900,000	7.38%, 10/01/24 (c)	775,008
		2,622,080
Illinois: 11.9%
435,000	Board of Trustees of Northeastern Illinois University, Certificates of Participation, Capital Improvement Projects (CP) 4.00%, 10/01/22 (c)	374,222
	Chicago Board of Education, Series A (GO)
760,000	0.00%, 12/01/27 ^	680,930
390,000	0.00%, 12/01/28 ^	339,807
55,000	0.00%, 12/01/30 ^	45,024
6,230,000	5.00%, 12/01/21 (c)	6,395,905
10,000,000	5.00%, 12/01/22 (c)	10,546,000
300,000	5.00%, 12/01/23	337,017
1,000,000	5.00%, 12/01/25	1,206,040
250,000	5.00%, 12/01/28 (c)	312,058
250,000	5.00%, 12/01/28 (c)	307,360
1,000,000	5.00%, 12/01/30 (c)	1,253,740
500,000	5.00%, 12/01/30 (c)	635,495
1,000,000	5.00%, 12/01/30 (c)	1,249,720
435,000	5.25%, 12/01/21 (c)	447,498
5,730,000	5.50%, 12/01/21 (c)	5,910,323
145,000	5.50%, 12/01/25	174,635
175,000	5.50%, 12/01/26	216,328
355,000	5.50%, 12/01/26	404,501
2,500,000	5.50%, 12/01/30	3,362,975
14,210,000	7.00%, 12/01/25 (c)	17,410,234
5,200,000	7.00%, 12/01/25 (c)	6,647,004
2,250,000	7.00%, 12/01/27 (c)	2,931,390
	Chicago Board of Education, Series B (GO)
150,000	4.00%, 12/01/22 (c)	156,248
3,235,000	5.00%, 12/01/22 (c)	3,430,362
1,105,000	5.00%, 12/01/22 (c)	1,172,416
1,500,000	5.00%, 12/01/27	1,871,055
500,000	5.00%, 12/01/29 (c)	638,865
200,000	5.00%, 12/01/29 (c)	250,734
1,100,000	6.50%, 12/01/26 (c)	1,354,078
	Chicago Board of Education, Series C (GO)
500,000	5.00%, 12/01/23	557,755
2,000,000	5.00%, 12/01/27	2,494,740
6,250,000	5.00%, 12/01/27 (c)	7,646,875
2,625,000	5.00%, 12/01/27 (c)	3,143,910
3,485,000	5.25%, 12/01/24 (c)	3,903,305
4,430,000	5.25%, 12/01/24 (c)	4,935,684
1,160,000	6.00%, 12/01/24 (c)	1,333,478
750,000	Chicago Board of Education, Series D (GO) (AGM) 5.00%, 12/01/23 (c)	807,945
2,415,000	Chicago Board of Education, Series E (GO) 5.13%, 12/01/24 (c)	2,721,391
2,090,000	Chicago Board of Education, Series F (GO) 5.00%, 03/01/21 (c)	2,096,145
1,100,000	Chicago Board of Education, Series G (GO) 5.00%, 12/01/27 (c)	1,317,448
8,500,000	Chicago Board of Education, Series H (GO) 5.00%, 12/01/27 (c)	9,925,195
400,000	Chicago O’Hare International Airport (RB) 5.50%, 01/01/23 (c)	431,600
	Chicago School Reform Board of Trustees, Series A (GO)
300,000	0.00%, 12/01/23 ^	291,507
355,000	0.00%, 12/01/25 ^	334,435
1,460,000	0.00%, 12/01/29 ^	1,232,503
	Chicago School Reform Board of Trustees, Series B-1 (GO)
180,000	0.00%, 12/01/22 ^	177,017
1,165,000	0.00%, 12/01/24 ^	1,115,837
1,650,000	0.00%, 12/01/25 ^	1,554,415
1,630,000	0.00%, 12/01/26 ^	1,500,659
1,030,000	0.00%, 12/01/27 ^	922,839
690,000	0.00%, 12/01/28 ^	601,197
645,000	0.00%, 12/01/29 ^	544,496
1,025,000	0.00%, 12/01/30 ^	839,075
520,000	0.00%, 12/01/31 ^	412,027
100,000	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/26	121,967
	City of Chicago (GO)
345,000	0.00%, 01/01/28 ^	299,950
1,180,000	0.00%, 01/01/33 ^	861,317
290,000	0.00%, 01/01/34 ^	203,977
420,000	City of Chicago, City Colleges of Chicago Capital Improvement Project, Series 1999 (GO) 0.00%, 01/01/30 ^	341,137
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
235,000	5.00%, 01/01/25	269,331
1,910,000	5.25%, 01/01/25 (c)	2,174,229
945,000	5.25%, 01/01/25 (c)	1,080,371
3,980,000	5.50%, 01/01/25 (c)	4,497,002
855,000	5.50%, 01/01/25 (c)	974,589
115,000	5.50%, 01/01/25 (c)	131,391
1,585,000	City of Chicago, O’Hare International Airport, Senior Lien (RB) 5.75%, 01/01/23 (c)	1,706,411
	City of Chicago, Series A (GO)
140,000	0.00%, 01/01/29 ^	117,874
905,000	4.63%, 03/01/21 (c)	906,538
4,160,000	5.00%, 03/01/21 (c)	4,166,864
865,000	5.00%, 01/01/22 (c)	890,327
3,540,000	5.00%, 01/01/22 (c)	3,645,386
395,000	5.00%, 01/01/23	425,502
640,000	5.00%, 01/01/24 (c)	693,939
1,920,000	5.00%, 01/01/24 (c)	2,080,013
2,935,000	5.00%, 01/01/24 (c)	3,175,758
200,000	5.00%, 01/01/27	240,852
1,000,000	5.00%, 01/01/27	1,204,260
2,775,000	5.00%, 01/01/29	3,464,948
2,000,000	5.00%, 01/01/29 (c)	2,347,540
2,110,000	5.25%, 03/01/21 (c)	2,114,642
3,340,000	5.25%, 01/01/24 (c)	3,675,770
150,000	5.25%, 01/01/24 (c)	165,570
1,120,000	5.25%, 01/01/24 (c)	1,227,229
600,000	5.25%, 01/01/24 (c)	656,112
1,150,000	5.25%, 01/01/24 (c)	1,272,705
880,000	5.38%, 01/01/25 (c)	1,005,893
905,000	5.50%, 01/01/25 (c)	1,021,835
475,000	5.50%, 01/01/25 (c)	537,472
1,320,000	5.50%, 01/01/25 (c)	1,495,547
750,000	5.63%, 01/01/27 (c)	907,260
1,000,000	5.63%, 01/01/27 (c)	1,220,560
1,000,000	5.75%, 01/01/27 (c)	1,207,080
1,180,000	5.75%, 01/01/27 (c)	1,428,307
3,750,000	6.00%, 01/01/27 (c)	4,568,625
870,000	City of Chicago, Series B (GO) 5.00%, 01/01/23	937,181
	City of Chicago, Series C (GO)
195,000	0.00%, 01/01/32 ^	140,051
195,000	5.00%, 01/01/22 (c)	202,040
1,800,000	5.00%, 01/01/22 (c)	1,866,582
415,000	5.00%, 01/01/22	427,014
110,000	5.00%, 01/01/22 (c)	114,003
1,110,000	5.00%, 01/01/24	1,233,310
1,760,000	5.00%, 01/01/25	2,017,118
3,800,000	5.00%, 01/01/26 (c)	4,287,730
250,000	5.00%, 01/01/26 (c)	292,720
380,000	5.00%, 01/01/26	446,914
	City of Chicago, Series D (GO)
1,045,000	5.50%, 01/01/25 (c)	1,180,745
1,135,000	5.50%, 01/01/25 (c)	1,280,155
520,000	5.50%, 01/01/25 (c)	589,155
2,715,000	5.50%, 01/01/25 (c)	3,072,077
	City of Chicago, Series E (GO)
1,680,000	5.50%, 01/01/25 (c)	1,894,183
915,000	5.50%, 01/01/25 (c)	1,034,234
1,635,000	City of Chicago, Series F (GO) 5.50%, 01/01/25 (c)	1,848,057
1,020,000	City of Chicago, Water Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	1,273,348
	City of Harvey, Series A (GO)
465,000	5.50%, 03/01/21 (c) (d) *	318,525
3,600,000	5.63%, 03/01/21 (c) (d) *	2,466,000
625,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	698,756
	Illinois Finance Authority, Admiral Lake Project (RB)
1,120,000	5.00%, 05/15/24 (c)	1,103,760
390,000	5.13%, 05/15/24 (c)	377,586
1,350,000	5.25%, 05/15/24 (c)	1,242,810
2,000,000	5.50%, 05/15/24 (c)	1,943,340
35,000	Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 03/01/21 (c)	35,013
	Illinois Finance Authority, CHF - Cook, LLC - Northeastern Illinois University Project, Series A (RB)
1,000,000	5.00%, 07/01/25 (c)	922,520
1,000,000	5.00%, 07/01/25 (c)	948,800
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
615,000	4.75%, 05/15/23 (c)	644,840
230,000	5.13%, 05/15/23 (c)	241,491
750,000	5.25%, 05/15/23 (c)	789,022
	Illinois Finance Authority, Friendship Village of Schaumburg (RB)
7,500,000	5.00%, 02/15/27 (c) (d) *	6,273,150
4,060,000	5.00%, 02/15/27 (d) *	3,670,240
6,130,000	5.13%, 02/15/27 (c) (d) *	5,072,514
100,000	Illinois Finance Authority, Greenfields of Geneva Project (RB) 7.10%, 11/01/27 (c)	95,814
500,000	Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	554,380
	Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB)
1,525,000	5.00%, 11/01/26 (c)	1,696,684
2,220,000	5.00%, 11/01/26 (c)	2,443,998
500,000	5.00%, 11/01/26 (c)	561,920
500,000	5.00%, 11/01/26 (c)	573,970
250,000	5.00%, 11/01/26 (c)	285,393
5,000,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 4.75%, 08/01/30 (p)	5,404,600
1,000,000	Illinois Finance Authority, Norwegian American Hospital Inc. (RB) 7.75%, 03/01/21 (c)	1,006,630
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
715,000	6.20%, 03/01/21 (c)	643,500
230,000	6.24%, 03/01/21 (c)	207,000
315,000	6.33%, 03/01/21 (c)	283,500
535,000	6.44%, 03/01/21 (c)	481,500
475,000	Illinois Finance Authority, Roosevelt University (RB) 5.50%, 03/01/21 (c)	475,993
	Illinois Finance Authority, Roosevelt University, Series A (RB)
1,600,000	6.00%, 10/01/28 (c)	1,931,536
8,000,000	6.13%, 10/01/28 (c)	9,550,080
3,000,000	6.13%, 10/01/28 (c)	3,558,900
	Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB)
230,000	5.00%, 08/15/25 (c)	262,761
525,000	5.00%, 08/15/25 (c)	589,024
100,000	Illinois Finance Authority, Uno Chapter School Network, Inc. Project, Series B (RB) 7.13%, 10/01/21 (c)	102,692
2,695,000	Illinois Finance Authority, Westminster Village, Series A (RB) (AGM) 5.25%, 05/01/25 (c)	2,840,773
	Illinois Sports Facilities Authority (RB) (AMBAC)
690,000	0.00%, 06/15/26 ^	621,759
1,000,000	5.00%, 06/15/24 (c)	1,130,290
1,000,000	5.00%, 06/15/28	1,170,140
3,055,000	5.00%, 06/15/29 (c)	3,588,495
1,000,000	5.00%, 06/15/29	1,182,240
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
840,000	0.00%, 06/15/29 ^	714,899
555,000	0.00%, 06/15/30 ^	457,248
475,000	0.00%, 12/15/30 ^	385,415
125,000	0.00%, 06/15/31 ^	99,720
190,000	0.00%, 06/15/34 ^	136,863
590,000	0.00%, 12/15/34 ^	418,375
185,000	0.00%, 06/15/37 ^	119,795
115,000	0.00%, 06/15/39 ^	69,242
1,500,000	0.00%, 06/15/40 ^	870,180
3,000,000	4.00%, 12/15/29 (c)	3,290,100
3,210,000	5.00%, 06/15/22 (c)	3,372,907
250,000	5.00%, 12/15/27 (c)	288,298
5,625,000	5.00%, 12/15/29 (c)	6,722,494
1,400,000	5.50%, 12/15/25 (c)	1,594,978
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
1,080,000	0.00%, 06/15/28 ^	947,700
740,000	0.00%, 12/15/54 ^	243,874
290,000	5.00%, 06/15/22 (c)	306,020
1,450,000	5.00%, 06/15/22 (c)	1,533,027
3,765,000	5.00%, 06/15/22 (c)	3,970,870
335,000	5.00%, 12/15/22	361,080
410,000	5.70%, 06/15/23	446,752
230,000	Southwestern Illinois Development Authority (RB) 5.35%, 03/01/21 (c)	159,385
1,500,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB)
	5.75%, 08/01/22 (c)	1,556,595
	State of Illinois (RB)
100,000	3.00%, 06/15/26 (c)	101,358
935,000	3.50%, 06/01/26 (c)	1,014,942
175,000	3.50%, 06/01/26 (c)	187,597
150,000	4.00%, 08/01/22 (c)	156,213
660,000	4.00%, 05/01/24	722,179
500,000	4.00%, 01/01/26 (c)	546,535
1,000,000	4.00%, 06/01/26 (c)	1,089,350
220,000	4.00%, 06/01/26 (c)	240,550
360,000	4.00%, 06/01/26 (c)	391,140
460,000	4.00%, 06/01/26 (c)	496,105
270,000	4.00%, 06/01/26 (c)	292,718
160,000	4.13%, 03/01/22 (c)	164,467
485,000	4.13%, 11/01/26 (c)	538,035
155,000	5.00%, 03/01/21 (c)	155,535
1,000,000	5.00%, 02/01/22	1,042,960
1,020,000	5.00%, 02/01/22	1,063,819
305,000	5.00%, 03/01/22 (c)	314,659
100,000	5.00%, 03/01/22 (c)	103,289
140,000	5.00%, 03/01/22 (c)	146,023
250,000	5.00%, 03/01/22 (c)	258,558
55,000	5.00%, 06/01/22	58,090
100,000	5.00%, 07/01/22	105,953
1,465,000	5.00%, 08/01/22	1,557,061
1,830,000	5.00%, 08/01/22 (c)	1,939,416
335,000	5.00%, 05/01/23	365,676
475,000	5.00%, 07/01/23	521,408
375,000	5.00%, 02/01/24 (c)	415,995
1,100,000	5.00%, 02/01/24 (c)	1,223,948
1,915,000	5.00%, 02/01/24	2,141,736
350,000	5.00%, 02/01/24 (c)	386,428
1,105,000	5.00%, 02/01/24	1,235,832
585,000	5.00%, 04/01/24 (c)	648,829
2,000,000	5.00%, 04/01/24 (c)	2,206,240
2,005,000	5.00%, 05/01/24 (c)	2,224,768
6,635,000	5.00%, 05/01/24 (c)	7,193,601
100,000	5.00%, 05/01/24 (c)	109,114
175,000	5.00%, 05/01/24 (c)	191,119
275,000	5.00%, 05/01/24 (c)	302,376
1,025,000	5.00%, 05/01/24 (c)	1,141,112
200,000	5.00%, 11/01/24	225,382
2,750,000	5.00%, 02/01/26	3,233,285
1,040,000	5.00%, 06/01/26 (c)	1,219,057
125,000	5.00%, 06/01/26	148,100
800,000	5.00%, 06/01/26 (c)	942,560
500,000	5.00%, 02/01/27	600,345
550,000	5.25%, 07/01/23 (c)	600,171
290,000	5.25%, 07/01/23 (c)	313,989
510,000	5.25%, 07/01/23 (c)	554,283
700,000	5.25%, 02/01/24 (c)	775,075
560,000	5.50%, 07/01/23 (c)	605,041
1,165,000	5.50%, 07/01/23 (c)	1,288,269
4,000,000	5.75%, 05/01/30 (c)	5,045,760
500,000	6.00%, 05/01/25	599,030
880,000	6.00%, 05/01/26	1,085,040
	State of Illinois, Series A (GO)
100,000	4.00%, 01/01/22 (c)	102,008
320,000	4.00%, 01/01/22 (c)	328,362
190,000	4.00%, 01/01/22 (c)	195,474
110,000	5.00%, 04/01/23 (c)	116,574
820,000	5.00%, 12/01/24	938,375
100,000	5.00%, 12/01/27 (c)	117,585
270,000	5.00%, 05/01/28 (c)	316,135
365,000	5.00%, 05/01/28 (c)	426,243
1,000,000	5.00%, 05/01/28 (c)	1,181,220
215,000	5.25%, 05/01/22	227,023
5,425,000	State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	6,437,196
	State of Illinois, Series D (GO)
1,755,000	3.25%, 11/01/26	1,883,255
3,270,000	5.00%, 11/01/23	3,584,051
2,185,000	5.00%, 11/01/25	2,524,899
1,690,000	5.00%, 11/01/26	1,994,082
9,700,000	5.00%, 11/01/27 (c)	11,583,740
7,000,000	5.00%, 11/01/27	8,410,150
500,000	Village of Bolingbrook, Special Service Area No. 1 (ST) 5.25%, 03/01/28 (c)	521,270
360,000	Village of Bridgeview (GO) 5.00%, 12/01/22 (c)	340,164
	Village of Bridgeview, Series A (GO)
1,175,000	5.50%, 03/01/21 (c)	1,174,882
1,600,000	5.50%, 06/01/24 (c)	1,601,552
	Will County Community High School District No. 210, Series B (GO)
90,000	0.00%, 01/01/29 ^	75,776
245,000	0.00%, 01/01/31 ^	192,234
540,000	0.00%, 01/01/33 ^	394,162
		394,520,428
Indiana: 0.8%
	City of Anderson, Anderson University (RB)
215,000	4.75%, 10/01/22 (c)	213,895
1,000,000	6.00%, 10/01/22 (c)	1,000,850
2,065,000	6.00%, 10/01/22 (c)	2,066,755
1,000,000	City of Rockport, Indiana Steel Corp. Project, Series A (RB) 7.00%, 02/01/22 (c)	1,032,220
600,000	City of Valparaiso, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	647,868
1,105,000	Indiana Finance Authority, Earlham College Project (RB) 5.00%, 10/01/23 (c)	1,128,680
50,000	Indiana Finance Authority, Earlham College Project, Series A (RB) 5.00%, 10/01/23 (c)	51,640
	Indiana Finance Authority, King’s Daughters’ Hospital and Health Services (RB)
765,000	5.13%, 03/01/21 (c)	767,486
725,000	5.50%, 03/01/21 (c)	726,624
600,000	5.50%, 03/01/21 (c)	601,362
250,000	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB) 5.00%, 07/01/23 (c)	269,535
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
1,000,000	3.00%, 11/01/30	1,082,480
3,500,000	3.00%, 11/01/30	3,788,680
1,620,000	5.00%, 06/01/22 (c)	1,688,121
11,000,000	Indiana Finance Authority, Res Polyflow Indiana Project (RB) 7.00%, 03/01/26 (c)	10,833,130
1,370,000	Indiana Finance Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	1,421,690
		27,321,016
Iowa: 1.4%
25,000	City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	24,614
1,500,000	Iowa Finance Authority, Drake West Village Project, Series A (RB) 4.50%, 06/01/26 (c)	1,299,900
5,195,000	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB) 5.25%, 12/01/23 (c)	5,764,891
8,550,000	Iowa Finance Authority, Iowa Fertilizer Co. Project, Series B (RB) 5.25%, 12/01/22 (c) (p)	9,552,658
	Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB)
5,960,000	5.00%, 05/15/27 (c)	6,727,052
505,000	5.00%, 05/15/27 (c)	573,640
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
2,225,000	4.00%, 10/01/25	2,269,989
3,615,000	5.00%, 10/01/25 (c)	3,725,330
990,000	5.00%, 10/01/25 (c)	1,031,263
180,000	Tobacco Settlement Authority, Series B (RB) 5.60%, 03/01/21 (c)	182,759
	Tobacco Settlement Authority, Series C (RB)
3,190,000	5.38%, 03/01/21 (c)	3,238,903
5,585,000	5.50%, 03/01/21 (c)	5,670,618
4,650,000	5.63%, 03/01/21 (c)	4,721,284
800,000	Tobacco Settlement Authority, Series D (RB) 0.00%, 03/01/21 (c) ^	168,440
		44,951,341
Kansas: 0.6%
250,000	City of Hutchinson, Hutchinson Regional Medical Center, Inc. (RB) 5.00%, 12/01/26 (c)	277,778
255,000	City of Wichita, Health Care Facilities, Series II-A (RB) 5.25%, 12/01/26 (c)	261,411
250,000	City of Wichita, Health Care Facilities, Series III (RB) 5.00%, 05/15/26 (c)	265,115
1,000,000	Kansas Development Finance Authority, Village Shalom Project, Series A (RB) 5.25%, 11/15/23 (c)	1,002,450
2,500,000	Overland Park Development Corp., Overland Park Convention Center Hotel (RB) 5.00%, 03/01/29 (c)	2,639,325
2,550,000	Overland Park, Prairiefire at LionsGate Project (RB) 6.00%, 12/15/22 (c)	1,424,073
900,000	Wyandotte County, Kansas City Unified Government, Legends Apartments Garage and West Lawn Project (RB) 4.50%, 12/01/26 (c)	932,625
	Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 1 and 2A, Series A (RB)
390,000	5.00%, 09/01/25 (c)	391,396
4,565,000	5.75%, 09/01/25 (c)	4,590,610
2,125,000	6.00%, 09/01/25 (c)	2,136,836
10,000,000	Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 4 (RB) 0.00%, 09/01/34 ^	4,532,600
		18,454,219
Kentucky: 0.6%
1,000,000	Christian County, Jennie Stuart Medical Center (RB) 5.50%, 02/01/26 (c)	1,121,620
	Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB)
250,000	5.00%, 05/15/26 (c)	254,160
350,000	5.00%, 05/15/26 (c)	361,120
545,000	5.00%, 05/15/26 (c)	571,498
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
400,000	5.38%, 11/15/22 (c)	406,324
250,000	5.50%, 11/15/22 (c)	252,685
	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Series A (RB)
7,365,000	4.25%, 07/01/25 (c)	8,107,097
2,585,000	5.00%, 07/01/25 (c)	2,917,353
1,525,000	5.00%, 07/01/25 (c)	1,708,991
	Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series A (RB)
175,000	5.00%, 06/01/26	200,995
990,000	5.00%, 06/01/27 (c)	1,103,969
750,000	5.25%, 06/01/27 (c)	852,637
500,000	Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series B (RB) 5.00%, 06/01/27 (c)	558,790
	Kentucky Economic Development Finance Authority, Rosedale Green Project (RB)
515,000	5.50%, 11/15/25 (c)	527,339
500,000	5.75%, 11/15/25 (c)	510,625
265,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/23	294,730
335,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	369,971
	Louisville and Jefferson County, Metro Government, Catholic Health Initiatives, Series A (RB)
150,000	5.00%, 06/01/22 (c)	159,563
220,000	5.00%, 06/01/22 (c)	234,025
		20,513,492
Louisiana: 0.7%
	Calcasieu Parish Memorial Hospital Service District (RB)
500,000	5.00%, 12/01/29 (c)	558,015
1,000,000	5.00%, 12/01/29 (c)	1,135,610
	City of Shreveport, Water and Sewer Revenue, Series C (RB)
1,470,000	4.00%, 12/01/28 (c)	1,737,834
3,235,000	4.00%, 12/01/28 (c)	3,833,216
100,000	5.00%, 12/01/25	119,760
345,000	Louisiana Housing Finance Agency, Chateau Project, Series A (RB) 7.25%, 03/01/21 (c)	315,013
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, CDF Healthcare of Louisiana, LLC Project, Series A (RB) 5.63%, 06/01/25 (c)	1,050,170
175,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Parc Fontaine Apartments, Series A (RB) 4.25%, 12/01/22 (c)	123,816
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	1,096,600
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, The Glen Retirement System Project, Series A (RB) 5.00%, 01/01/26 (c)	945,370
	Louisiana Local Government Environmental Facilities and Community Development Authority, University of Louisiana at Monroe Project, Series A (RB)
500,000	5.00%, 07/01/29 (c)	512,400
500,000	5.00%, 07/01/29 (c)	503,905
5,215,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	5,828,545
1,647,254	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c) (d) *	16
	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB)
2,259,041	7.50%, 07/01/23 (d) *	23
1,389,436	8.38%, 07/01/24 (c) (d) *	14
350,000	Parish of St. Charles, Gulf Opportunity Zone, Valero Project (RB) 4.00%, 06/01/22 (p)	366,244
	Parish of St. James, NuStar Logistics, L.P. Project (RB)
750,000	5.85%, 06/01/25 (p)	855,465
1,000,000	6.35%, 06/01/30 (c)	1,290,630
3,000,000	Parish of St. James, NuStar Logistics, L.P. Project, Series A (RB) 6.35%, 06/01/30 (c)	3,871,890
		24,144,536
Maine: 0.4%
4,500,000	Maine Finance Authority, Solid Disposal Facility (RB) 5.38%, 12/15/26 (c) (d) *	2,475,000
200,000	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 6.95%, 07/01/21 (c)	205,616
	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
1,270,000	4.00%, 07/01/26 (c)	1,309,052
2,710,000	5.00%, 07/01/23 (c)	2,856,448
645,000	5.00%, 07/01/26 (c)	706,862
1,000,000	5.00%, 07/01/26 (c)	1,104,820
	Maine Health and Higher Educational Facilities Authority, General Medical Center Issue (RB)
1,735,000	6.00%, 07/01/21 (c)	1,776,900
2,220,000	6.75%, 07/01/21 (c)	2,280,495
50,000	6.95%, 07/01/21 (c)	51,404
55,000	7.50%, 07/01/21 (c)	56,665
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 03/01/21 (c)	2,002,760
		14,826,022
Maryland: 1.3%
1,000,000	Anne Arundel County Consolidated Special Taxing District, The Village at Two Rivers Project (ST) 5.25%, 07/01/24 (c)	1,040,780
	City of Baltimore, Convention Center Hotel (RB)
1,500,000	5.00%, 09/01/27 (c)	1,571,265
1,425,000	5.00%, 09/01/27 (c)	1,488,754
3,000,000	5.00%, 09/01/27 (c)	3,128,550
500,000	5.00%, 09/01/27 (c)	523,955
655,000	5.00%, 09/01/27 (c)	692,885
1,400,000	5.00%, 09/01/27 (c)	1,478,232
1,000,000	5.00%, 09/01/27 (c)	1,055,260
500,000	City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/27 (c)	545,570
250,000	City of Baltimore, Harbor Point Project (RB) 5.13%, 06/01/26 (c)	267,535
2,000,000	Frederick County, Education Facilities Project, Series A (RB) 5.00%, 09/01/27 (c)	2,195,860
500,000	Howard County, Series A (TA) 4.50%, 02/15/26 (c)	523,370
7,785,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 03/01/21 (c)	7,872,192
	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
100,000	3.75%, 01/01/27 (c)	107,801
470,000	4.38%, 01/01/27 (c)	500,832
530,000	4.50%, 01/01/27 (c)	565,372
	Maryland Economic Development Corp., Port Covington Project (TA)
1,000,000	4.00%, 09/01/30 (c)	1,094,050
500,000	4.00%, 09/01/30 (c)	559,470
3,000,000	Maryland Economic Development Corp., Purple Line Light Rail Project, Series A (RB) 5.00%, 11/30/21 (c)	3,064,440
1,320,000	Maryland Economic Development Corp., Purple Line Light Rail Project, Series B (RB) 5.00%, 11/30/21 (c)	1,348,248
	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB)
400,000	4.00%, 07/01/26 (c)	429,832
250,000	5.00%, 07/01/26 (c)	292,775
	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
210,000	4.00%, 07/01/25 (c)	233,852
145,000	4.25%, 07/01/25 (c)	160,225
1,500,000	5.00%, 07/01/25 (c)	1,697,160
500,000	5.00%, 07/01/25 (c)	570,040
625,000	5.00%, 07/01/25 (c)	720,175
750,000	Maryland Health and Higher Educational Facilities Authority, Stevenson University Issue, Series A (RB) 4.00%, 06/01/31 (c)	850,972
	Mayor and Council of Rockville, Ingleside at King Farm Project, Series B (RB)
1,000,000	5.00%, 11/01/24 (c)	1,044,720
2,705,000	5.00%, 11/01/24 (c)	2,843,821
	Prince George’s County, Collington Episcopal Life Care Community, Inc. (RB)
1,000,000	5.25%, 04/01/27 (c)	1,036,110
1,000,000	5.25%, 04/01/27 (c)	1,053,110
	Prince George’s County, Suitland-Naylor Road Project (TA)
500,000	4.75%, 01/01/26 (c)	538,980
500,000	5.00%, 01/01/26 (c)	541,345
		41,637,538
Massachusetts: 1.0%
365,000	Collegiate Charter School of Lowell (RB) 5.00%, 06/15/26 (c)	403,420
1,220,000	Commonwealth of Massachusetts (RB) 5.50%, 01/01/25	1,451,861
	Massachusetts Development Finance Agency, Boston Medical Center Issue , Series D (RB)
285,000	4.00%, 07/01/25 (c)	302,850
2,105,000	5.00%, 07/01/25 (c)	2,355,579
1,000,000	Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	1,039,900
500,000	Massachusetts Development Finance Agency, Emerson College (RB) 5.00%, 01/01/25 (c)	558,090
	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB)
445,000	5.00%, 07/01/22 (c)	475,144
1,035,000	5.00%, 10/01/26 (c)	1,188,501
100,000	Massachusetts Development Finance Agency, Lasell College Issue (RB) 6.00%, 07/01/21 (c)	100,240
	Massachusetts Development Finance Agency, Lawrence General Hospital (RB)
2,000,000	5.00%, 07/01/27 (c)	1,867,160
1,900,000	5.00%, 07/01/27 (c)	1,794,493
1,000,000	Massachusetts Development Finance Agency, Lawrence General Hospital Issue (RB) 5.00%, 07/01/27 (c)	978,910
	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB)
350,000	5.25%, 07/01/24 (c)	350,305
550,000	5.50%, 07/01/24 (c)	549,296
	Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility (RB)
500,000	5.00%, 11/15/25 (c)	547,800
500,000	5.13%, 11/15/25 (c)	545,400
	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
1,000,000	4.00%, 10/01/22 (c)	1,082,320
3,820,000	5.00%, 10/01/22 (c)	4,196,690
1,400,000	5.00%, 10/01/22 (c)	1,538,054
1,930,000	Massachusetts Development Finance Agency, Provident Commonwealth Education Resources Issue, UMass Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	2,022,852
4,000,000	Massachusetts Development Finance Agency, Provident Commonwealth Education Resources Issue, UMass Dartmouth Student Housing Project (RB) 5.00%, 10/01/28 (c)	4,194,240
	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB)
510,000	5.00%, 07/01/26 (c)	591,437
190,000	5.00%, 07/01/26 (c)	228,610
	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series L (RB)
290,000	3.63%, 07/01/27 (c)	319,812
1,550,000	4.00%, 07/01/27 (c)	1,733,969
1,000,000	Massachusetts Development Finance Agency, Wellforce Issue, Series A (RB) 5.00%, 01/01/29 (c)	1,211,060
1,510,000	Massachusetts Educational Financing Authority, Series C (RB) 4.13%, 07/01/28 (c)	1,594,016
		33,222,009
Michigan: 1.1%
290,000	Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/27 (c)	321,700
425,000	City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	455,366
500,000	Flint Hospital Building Authority, Hurley Medical Center (RB) 4.00%, 07/01/30 (c)	550,485
	Grand Rapids Economic Development Corp., Beacon Hill at EastGate Project, Series A (RB)
500,000	5.00%, 11/01/24 (c)	508,550
500,000	5.00%, 11/01/24 (c)	511,455
	Grand Rapids Economic Development Corp., Clark Retirement Community, Inc., Series A (RB) (AGM)
1,000,000	5.50%, 04/01/26 (c)	1,008,420
1,000,000	5.75%, 04/01/26 (c)	1,005,080
2,000,000	5.75%, 04/01/26 (c)	2,016,660
	Michigan Finance Authority, Lawrence Technological University Project (RB)
2,000,000	5.00%, 02/01/27 (c)	2,066,900
1,000,000	5.00%, 02/01/27 (c)	1,049,590
900,000	5.25%, 02/01/27 (c)	974,412
	Michigan Finance Authority, Presbyterian Villages of Michigan (RB)
670,000	4.75%, 11/15/25	721,262
250,000	5.25%, 11/15/25 (c)	266,388
300,000	5.50%, 11/15/25 (c)	318,600
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
110,000	5.00%, 07/01/23	120,502
3,575,000	5.00%, 07/01/24 (c)	3,862,287
215,000	5.00%, 07/01/24 (c)	233,935
165,000	5.00%, 07/01/24 (c)	185,651
	Michigan Finance Authority, Thomas M. Cooley Law School Project (RB)
795,000	5.00%, 07/01/24 (c)	871,932
1,200,000	6.00%, 07/01/24	1,248,072
2,000,000	6.25%, 07/01/24 (c)	2,122,520
3,030,000	6.75%, 07/01/24 (c)	3,191,832
1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 03/01/21 (c)	1,000,820
100,000	Michigan State Building Authority, Series F (RB) 4.00%, 10/01/24	105,350
	Michigan Strategic Fund, Canterbury Health Care, Inc. Project (RB)
1,000,000	5.00%, 07/01/24 (c)	956,980
1,080,000	5.00%, 07/01/24 (c)	1,021,928
	Michigan Strategic Fund, Evangelical Homes Project (RB)
2,735,000	5.25%, 06/01/22 (c)	2,817,105
2,000,000	5.50%, 06/01/22 (c)	2,051,460
	Michigan Strategic Fund, I-75 Improvement Project (RB)
700,000	5.00%, 12/31/28 (c)	885,759
600,000	5.00%, 12/31/28 (c)	765,732
260,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.00%, 02/16/21 (c) ^	27,927
2,895,000	Waterford Township Economic Development Corp., Canterbury Health Care, Inc. Project, Series A (RB) 5.00%, 07/01/24 (c)	2,770,457
		36,015,117
Minnesota: 1.1%
135,000	Chippewa County, Chippewa County-Montevideo Hospital Project (RB) 4.00%, 03/01/26 (c)	140,720
500,000	City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	521,720
	City of Apple Valley, Minnesota Senior Living LLC Project, Series B (RB)
1,000,000	5.00%, 01/01/22 (c)	672,980
1,015,000	5.00%, 01/01/22 (c)	703,273
	City of Apple Valley, PHS Apple Valley Senior Housing, Inc. Orchard Path Project (RB)
2,920,000	4.38%, 09/01/23 (c)	2,982,517
940,000	4.50%, 09/01/23 (c)	963,030
	City of Bethel, The Lodge at the Lakes at Stillwater Project (RB)
500,000	5.00%, 06/01/23 (c)	512,675
750,000	5.00%, 06/01/23 (c)	770,498
350,000	5.00%, 06/01/23 (c)	363,913
	City of Blaine, Crest View Senior Communities Project, Series A (RB)
1,355,000	5.75%, 07/01/25 (c)	1,314,919
1,055,000	6.13%, 07/01/25 (c)	1,019,404
400,000	6.13%, 07/01/25 (c)	389,848
2,000,000	City of Brooklyn Center, Sanctuary at Brooklyn Center Project, Series A (RB) 5.50%, 11/01/21 (c)	1,920,200
	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
245,000	5.50%, 07/01/25 (c)	262,285
250,000	5.50%, 07/01/25 (c)	269,853
500,000	5.75%, 07/01/25 (c)	536,735
	City of Crookston, Health Care Facilities, Riverview Health Project (RB)
2,000,000	5.00%, 05/01/29 (c)	2,048,740
3,000,000	5.00%, 05/01/29 (c)	3,073,110
	City of Deephaven, Charter School, Eagle Ridge Academy Project, Series A (RB)
500,000	5.25%, 07/01/25 (c)	554,245
1,000,000	5.50%, 07/01/25 (c)	1,109,590
500,000	City of Forest Lake, International Language Academy, Series A (RB) (SAW) 5.38%, 08/01/27 (c)	570,525
750,000	City of Ham Lake, Charter School, DaVinci Academy Project, Series A (RB) 5.00%, 07/01/24 (c)	802,980
115,000	City of Maple Grove, Minnesota Health Care Facilities (RB) 3.38%, 05/01/27 (c)	121,954
500,000	City of Minneapolis, Charter School, Hiawatha Academies Project, Series A (RB) 5.00%, 07/01/24 (c)	530,635
1,000,000	City of St. Paul Park, Health Care Facilities, Presbyterian Homes Interlude Transitional Care (RB) 5.00%, 05/01/23 (c)	1,073,410
	City of St. Paul, Housing and Redevelopment Authority, Series A (RB)
325,000	5.75%, 09/01/26 (c)	379,691
500,000	6.00%, 09/01/26 (c)	589,190
	City of Wayzata, Folkestone Senior Living Community (RB)
350,000	4.00%, 08/01/24 (c)	358,505
500,000	5.00%, 08/01/24 (c)	530,955
500,000	City of West St. Paul, Housing and Health Care Facilities, Walker Westwood Ridge Campus Project (RB) 5.00%, 11/01/25 (c)	509,905
990,000	Duluth Economic Development Authority, Cambia Hills of East Bethel Project (RB) 5.63%, 12/01/23 (c) (d) *	792,000
665,000	Duluth Independent School District No. 709, Series A (CP) 4.20%, 03/01/27 (c)	701,841
3,730,000	Minnesota Higher Education Facilities Authority, Augsburg College, Series A (RB) 5.00%, 05/01/26 (c)	3,814,261
1,000,000	Minnesota Higher Education Facilities Authority, Augsburg College, Series B (RB) 4.25%, 02/19/21 (c)	979,200
750,000	Rice County, Educational Facilities, Shattuck-St. Mary’s School Project (RB) 5.00%, 08/01/22	770,430
2,500,000	Saint Paul, Minnesota Housing and Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	2,522,000
250,000	Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00%, 08/01/26 (c)	265,710
		35,443,447
Mississippi: 0.0%
1,000,000	Mississippi Development Bank, Water and Sewer System (RB) (AGM) 6.88%, 12/01/23 (c)	1,151,180
Missouri: 1.0%
	Boone County, Boone Hospital Center (RB)
410,000	3.00%, 08/01/26 (c)	416,609
565,000	4.00%, 08/01/26 (c)	588,685
1,000,000	Cape Girardeau County Industrial Development Authority, South Eastern Health, Series A (RB) 5.00%, 03/01/27 (c)	1,122,590
1,000,000	Citizens Memorial Hospital District of Polk County (RB) 5.00%, 03/01/21 (c)	1,001,660
340,000	City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	345,263
	City of Liberty, Liberty Commons Project, Series A (TA)
500,000	5.75%, 06/01/25 (c)	516,955
500,000	6.00%, 06/01/25 (c)	519,805
	City of St. Ann, Northwest Plaza Development Project, Series A (TA)
1,600,000	4.63%, 11/01/27 (c)	1,616,064
1,625,000	5.38%, 11/01/27 (c)	1,642,696
	City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB)
250,000	4.38%, 11/15/26 (c)	240,360
500,000	4.75%, 11/15/26 (c)	486,695
	Grandview Industrial Development Authority, Truman’s Marketplace Project, Series A (TA)
1,075,000	4.25%, 05/01/25 (c)	1,062,089
930,000	5.00%, 05/01/25 (c)	937,440
475,000	Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series C (RB) 4.00%, 02/01/29 (c)	509,599
	I-470 Western Gateway Transportation Development District, Series A (RB)
400,000	4.50%, 12/01/26 (c)	422,668
1,000,000	5.25%, 12/01/26 (c)	1,054,800
	Kansas City Industrial Development Authority, Kingswood Project (RB)
2,400,000	5.75%, 11/15/25 (c) (d) *	841,200
4,910,000	6.00%, 11/15/25 (c) (d) *	1,720,955
2,810,000	6.00%, 11/15/25 (c) (d) *	984,905
	Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (AGM) (TA)
5,975,000	5.00%, 02/01/28 (c)	6,366,542
4,500,000	5.00%, 02/01/28 (c)	4,823,370
500,000	Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB) 5.25%, 05/15/27 (c)	552,825
	Lees Summit Industrial Development Authority, John Knox Village, Series A (RB)
1,550,000	5.00%, 08/15/24 (c)	1,667,567
2,000,000	5.00%, 08/15/25 (c)	2,176,940
40,000	Nevada City, Regional Medical Center (RB) (ACA) 4.30%, 03/01/21 (c)	39,637
860,000	Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project, Series A (TA) 5.38%, 05/01/25 (c)	885,052
500,000	St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB) 5.00%, 09/01/25 (c)	562,490
150,000	St. Louis County, Industrial Development Authority, St. Andrew’s Resources, Series A (RB) 5.00%, 12/01/25 (c)	157,059
		33,262,520
Montana: 0.0%
500,000	Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB) 4.13%, 07/01/28 (c)	551,100
Nebraska: 0.1%
	Central Plains Energy Project, Gas Project Crossover, Series A (RB)
125,000	5.00%, 09/01/30	166,120
2,185,000	5.00%, 09/01/42	3,307,566
		3,473,686
Nevada: 0.5%
	City of Las Vegas, Special Improvement District No. 814 (SA)
560,000	4.00%, 06/01/29 (c)	592,682
250,000	4.00%, 06/01/29 (c)	266,003
10,000,000	City of Reno, Sales Tax, Transportation Rail Access Corridor Project (RB) (AGM) 0.00%, 07/01/38 (c) ^	1,583,700
1,570,000	City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 03/01/21 (c)	1,461,340
1,000,000	City of Sparks, Tourism Improvement District No. 1, Legends at Sparks Marina (RB) 2.75%, 06/15/28	1,023,450
180,000	Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	194,657
625,000	Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/26 (c)	652,225
	North Las Vegas, Special Improvement District No. 64 (SA)
245,000	4.63%, 12/01/28 (c)	264,595
500,000	4.63%, 12/01/28 (c)	543,570
4,045,000	State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 6.25%, 12/15/27 (c)	4,040,429
2,125,000	State of Nevada, Department of Business and Industry, Fulcrum Sierra Holdings, LLC Project (RB) 6.95%, 08/15/28 (c)	2,200,352
	State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB)
400,000	5.00%, 12/15/25 (c)	426,632
500,000	5.00%, 12/15/25 (c)	528,245
1,000,000	5.00%, 12/15/25 (c)	1,073,990
1,000,000	5.13%, 12/15/25 (c)	1,063,380
		15,915,250
New Hampshire: 0.5%
	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB)
1,000,000	6.13%, 07/01/24 (c) (d) *	750,000
1,500,000	6.13%, 07/01/24 (c) (d) *	1,125,000
500,000	6.25%, 07/01/24 (c) (d) *	375,000
	New Hampshire National Finance Authority Resource Recovery, Covanta Project, Series B (RB)
1,000,000	3.75%, 07/01/25 (c) (p)	1,042,970
4,000,000	4.63%, 07/01/23 (c)	4,196,880
2,275,000	New Hampshire National Finance Authority, Series A (RB) 3.63%, 07/01/25 (c) (p)	2,370,641
	New Hampshire National Finance Authority, Springpoint Senior Living Project (RB)
1,000,000	4.00%, 01/01/26 (c)	1,099,880
975,000	4.00%, 01/01/26 (c)	1,083,985
	New Hampshire National Finance Authority, The Vista Project, Series A (RB)
1,600,000	5.63%, 07/01/25 (c)	1,693,728
2,750,000	5.75%, 07/01/25 (c)	2,918,272
		16,656,356
New Jersey: 9.0%
	Atlantic City (GO)
115,000	5.00%, 11/01/22	115,587
65,000	5.00%, 12/01/23 (c)	65,846
150,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	166,284
	Casino Reinvestment Development Authority (RB)
2,450,000	5.25%, 11/01/24 (c)	2,624,856
1,410,000	5.25%, 11/01/24 (c)	1,519,980
1,815,000	Gloucester County, Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	1,918,564
470,000	New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/26 (c)	523,072
500,000	New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project, Series A (RB) (SAW) 5.00%, 10/01/27 (c)	505,220
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
1,665,000	4.25%, 06/15/22 (c)	1,722,792
535,000	5.00%, 06/15/22 (c)	558,743
520,000	5.00%, 06/15/22 (c)	543,837
1,150,000	5.00%, 06/15/22 (c)	1,209,075
110,000	5.00%, 06/15/22	115,958
1,020,000	5.00%, 06/15/22 (c)	1,074,529
160,000	5.00%, 06/15/22 (c)	168,426
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
7,090,000	5.13%, 08/20/22 (c)	7,552,622
9,075,000	5.25%, 08/20/22 (c)	9,678,124
2,215,000	5.50%, 03/01/21 (c)	2,217,747
60,000	5.50%, 06/20/23 (c)	65,513
2,035,000	5.63%, 03/05/24 (c)	2,283,189
285,000	5.63%, 03/05/24 (c)	319,759
4,825,000	5.75%, 09/15/22 (c)	4,960,438
	New Jersey Economic Development Authority, Health Department and Taxation Division Office Project, Series A (RB)
500,000	5.00%, 12/15/27 (c)	594,825
1,130,000	5.00%, 12/15/27 (c)	1,356,056
55,000	New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	59,508
	New Jersey Economic Development Authority, Lions Gate Project (RB)
655,000	4.88%, 01/01/24 (c)	664,648
500,000	5.00%, 01/01/24 (c)	504,020
2,000,000	5.25%, 01/01/24 (c)	2,008,480
	New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
980,000	3.38%, 07/01/27 (c)	1,030,401
3,055,000	4.00%, 07/01/27 (c)	3,441,855
1,640,000	4.00%, 07/01/27 (c)	1,859,137
1,275,000	5.00%, 07/01/27 (c)	1,493,624
	New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series B (RB) (XLCA)
515,000	0.00%, 07/01/26 ^	486,515
1,000,000	0.00%, 07/01/27 ^	925,030
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB)
1,115,000	4.00%, 11/01/27	1,316,759
780,000	5.00%, 11/01/27	982,714
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
120,000	4.00%, 11/01/25	138,385
4,000,000	5.00%, 11/01/22	4,319,280
500,000	5.00%, 11/01/24	581,915
2,000,000	New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	2,536,560
	New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project (RB)
1,000,000	5.00%, 10/01/27 (c)	1,149,240
1,000,000	5.00%, 10/01/27 (c)	1,170,620
1,000,000	New Jersey Economic Development Authority, Provident Group - Rowan University Student Housing Project, Series A (RB) 5.00%, 01/01/25 (c)	1,051,030
1,000,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series EE (RB) 5.25%, 03/01/21 (c)	1,003,880
	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
1,740,000	5.00%, 12/15/26 (c)	2,051,495
305,000	5.00%, 12/15/26 (c)	363,371
725,000	5.00%, 12/15/26 (c)	866,244
	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
1,830,000	4.75%, 12/15/26 (c)	2,156,692
165,000	5.50%, 12/15/26 (c)	205,862
	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
3,500,000	4.00%, 06/15/27 (c)	3,935,120
780,000	5.00%, 06/15/27 (c)	954,026
845,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB) 5.25%, 03/01/21 (c)	848,405
	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
165,000	5.00%, 03/01/21 (c)	165,607
360,000	5.25%, 03/01/21 (c)	361,397
210,000	5.25%, 03/01/21 (c)	210,815
105,000	5.25%, 03/01/21 (c)	105,407
	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB)
470,000	5.00%, 03/01/22 (c)	493,274
515,000	5.00%, 03/01/22 (c)	542,244
290,000	5.00%, 03/01/22 (c)	304,254
435,000	5.00%, 03/01/22 (c)	456,498
	New Jersey Economic Development Authority, School Facilities Construction, Series KK (RB)
1,680,000	4.00%, 12/15/27 (c)	1,867,589
685,000	5.00%, 09/01/22 (c)	737,998
125,000	5.00%, 09/01/22 (c)	132,705
	New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB)
1,000,000	5.00%, 12/15/29 (c)	1,223,370
1,485,000	5.00%, 12/15/29 (c)	1,854,513
600,000	5.00%, 12/15/29 (c)	751,104
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	585,405
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
320,000	4.00%, 03/01/23 (c)	339,194
3,050,000	5.00%, 03/01/22	3,201,463
265,000	5.00%, 03/01/23 (c)	288,270
230,000	5.00%, 03/01/23 (c)	250,521
300,000	5.00%, 03/01/23 (c)	327,363
1,750,000	5.00%, 03/01/23 (c)	1,913,590
865,000	5.00%, 03/01/23 (c)	945,384
1,275,000	5.00%, 03/01/23 (c)	1,384,739
970,000	5.00%, 03/01/23 (c)	1,060,200
	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
140,000	5.00%, 06/15/24 (c)	158,689
580,000	5.00%, 06/15/24 (c)	654,373
920,000	5.00%, 06/15/24 (c)	1,054,890
100,000	5.00%, 06/15/24 (c)	114,439
	New Jersey Economic Development Authority, School Facilities Construction, Series QQQ (RB)
580,000	4.00%, 12/15/30 (c)	679,719
600,000	4.00%, 12/15/30 (c)	702,216
2,715,000	4.00%, 12/15/30 (c)	3,111,390
700,000	4.00%, 12/15/30 (c)	831,110
2,290,000	4.00%, 12/15/30 (c)	2,708,612
600,000	4.00%, 12/15/30 (c)	705,042
120,000	New Jersey Economic Development Authority, School Facilities Construction, Series RR (RB) 5.00%, 06/15/24 (c)	135,071
	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
875,000	5.00%, 06/15/24 (c)	981,531
3,935,000	5.00%, 06/15/24 (c)	4,383,983
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
505,000	5.00%, 06/15/25 (c)	581,033
630,000	5.00%, 06/15/25 (c)	723,637
1,235,000	5.00%, 06/15/25 (c)	1,425,326
680,000	5.00%, 06/15/25 (c)	783,809
435,000	5.25%, 06/15/25 (c)	515,044
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
220,000	4.00%, 06/15/24	245,197
595,000	4.25%, 06/15/25 (c)	680,406
125,000	4.38%, 06/15/25 (c)	142,810
1,000,000	5.00%, 06/15/23	1,107,440
1,080,000	5.00%, 06/15/24	1,239,689
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
350,000	5.13%, 01/01/24 (c)	389,218
1,000,000	5.25%, 01/01/24 (c)	1,133,420
900,000	5.38%, 01/01/24 (c)	999,054
500,000	5.50%, 01/01/24 (c)	567,165
	New Jersey Economic Development Authority, West Campus Housing, LLC - New Jersey City University Student Housing Project, Series A (RB)
150,000	4.13%, 07/01/25 (c)	147,183
2,065,000	5.00%, 07/01/25 (c)	2,100,043
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
550,000	5.00%, 06/15/22	584,513
515,000	5.00%, 06/15/23	570,332
1,090,000	5.00%, 06/15/24	1,251,167
330,000	New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	380,295
1,000,000	New Jersey Educational Facilities Authority, Rider University, Series A (RB) 5.00%, 07/01/21 (c)	1,005,360
2,490,000	New Jersey Educational Facilities Authority, Rider University, Series F (RB) 5.00%, 07/01/27 (c)	2,595,202
	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB)
940,000	5.00%, 04/01/28 (c)	1,115,272
630,000	5.00%, 04/01/28 (c)	745,781
500,000	5.00%, 04/01/28 (c)	616,765
1,000,000	5.00%, 04/01/28 (c)	1,189,390
170,000	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 6.00%, 07/01/21 (c)	172,960
	New Jersey Transportation Trust Fund Authority, Series A (RB)
270,000	0.00%, 12/15/25 ^	255,579
230,000	0.00%, 12/15/25 ^	217,716
575,000	0.00%, 12/15/26 ^	532,341
4,440,000	0.00%, 12/15/28 ^	3,894,946
1,450,000	0.00%, 12/15/28 ^	1,271,998
1,905,000	0.00%, 12/15/29 ^	1,619,079
3,210,000	0.00%, 12/15/30 ^	2,645,618
1,880,000	0.00%, 12/15/31 ^	1,499,225
3,020,000	0.00%, 12/15/32 ^	2,327,454
1,190,000	0.00%, 12/15/33 ^	888,728
705,000	0.00%, 12/15/33 ^	526,515
915,000	0.00%, 12/15/34 ^	663,219
1,265,000	0.00%, 12/15/34 ^	916,910
1,535,000	0.00%, 12/15/35 ^	1,077,048
1,780,000	0.00%, 12/15/37 ^	1,166,559
1,115,000	0.00%, 12/15/37 ^	730,738
605,000	0.00%, 12/15/38 ^	383,558
4,000,000	0.00%, 12/15/38 ^	2,535,920
1,500,000	0.00%, 12/15/39 ^	920,610
930,000	0.00%, 12/15/40 ^	551,276
695,000	4.00%, 12/15/28 (c)	813,866
2,295,000	4.00%, 12/15/29 (c)	2,661,328
1,180,000	4.25%, 12/15/28 (c)	1,372,635
360,000	5.00%, 06/15/21 (c)	366,044
5,875,000	5.00%, 06/15/22 (c)	6,165,401
1,100,000	5.00%, 06/15/24	1,262,646
600,000	5.00%, 12/15/26	741,288
200,000	5.00%, 12/15/28	257,168
1,000,000	5.00%, 12/15/28 (c)	1,242,340
6,400,000	5.00%, 12/15/28 (c)	7,902,976
385,000	5.00%, 12/15/29 (c)	481,801
370,000	5.25%, 06/15/21 (c)	376,431
100,000	5.25%, 12/15/23	113,670
205,000	5.50%, 12/15/23	234,483
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
2,540,000	3.00%, 12/15/30 (c)	2,632,685
525,000	3.75%, 12/15/28 (c)	589,239
220,000	4.00%, 06/15/22 (c)	229,002
5,100,000	4.00%, 12/15/30 (c)	5,856,483
5,000,000	4.00%, 12/15/30 (c)	5,784,650
695,000	4.25%, 06/15/24 (c)	747,591
150,000	4.75%, 06/15/25 (c)	169,560
1,375,000	4.75%, 06/15/25 (c)	1,546,462
345,000	5.00%, 06/15/22	366,649
425,000	5.00%, 06/15/22 (c)	448,498
265,000	5.00%, 06/15/22 (c)	280,553
1,940,000	5.00%, 06/15/22 (c)	2,045,303
4,710,000	5.00%, 06/15/22 (c)	4,952,565
135,000	5.00%, 06/15/23 (c)	148,900
640,000	5.00%, 06/15/23 (c)	697,542
200,000	5.00%, 06/15/23 (c)	220,986
1,115,000	5.00%, 06/15/23 (c)	1,207,155
1,620,000	5.00%, 06/15/24 (c)	1,808,374
1,195,000	5.00%, 06/15/24 (c)	1,324,944
340,000	5.00%, 06/15/25 (c)	385,652
665,000	5.00%, 06/15/25 (c)	755,061
130,000	5.25%, 06/15/23 (c)	142,831
925,000	5.25%, 06/15/23 (c)	1,020,543
505,000	5.25%, 06/15/25 (c)	582,144
5,040,000	5.25%, 12/15/28 (c)	6,216,286
	New Jersey Transportation Trust Fund Authority, Series B (RB)
835,000	5.25%, 06/15/21 (c)	849,020
5,000,000	5.50%, 06/15/21 (c)	5,091,550
	New Jersey Transportation Trust Fund Authority, Series BB (RB)
1,985,000	3.25%, 12/15/28 (c)	2,108,527
9,095,000	3.50%, 12/15/28 (c)	9,723,374
1,140,000	4.00%, 12/15/28 (c)	1,314,124
505,000	5.00%, 12/15/28 (c)	645,203
1,000,000	5.00%, 12/15/28 (c)	1,264,140
	New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
430,000	0.00%, 12/15/24 ^	414,675
250,000	0.00%, 12/15/25 ^	237,565
985,000	0.00%, 12/15/26 ^	917,793
185,000	0.00%, 12/15/28 ^	164,202
265,000	0.00%, 12/15/30 ^	223,157
365,000	0.00%, 12/15/31 ^	299,333
5,475,000	0.00%, 12/15/35 ^	3,985,417
2,245,000	5.25%, 12/15/24 (c)	2,589,024
	New Jersey Transportation Trust Fund Authority, Series D (RB)
325,000	5.00%, 12/15/24	379,915
960,000	5.00%, 12/15/24 (c)	1,098,058
295,000	5.25%, 12/15/23	335,327
	Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB)
120,000	5.00%, 01/01/32	146,461
100,000	5.25%, 01/01/27	118,268
	South Jersey Port Corp., Marine Terminal, Series B (RB)
4,000,000	5.00%, 01/01/28 (c)	4,683,960
1,000,000	5.00%, 01/01/28 (c)	1,159,060
360,000	5.00%, 01/01/28 (c)	429,012
750,000	5.00%, 01/01/28 (c)	890,242
	South Jersey Transportation Authority, Series A (RB)
3,000,000	5.00%, 11/01/30 (c)	3,820,680
500,000	5.00%, 11/01/30 (c)	653,930
	Tobacco Settlement Financing Corp., Series A (RB)
9,400,000	5.00%, 06/01/28 (c)	11,432,186
4,000,000	5.25%, 06/01/28 (c)	4,937,160
	Tobacco Settlement Financing Corp., Series B (RB)
1,705,000	3.20%, 06/01/27	1,756,474
7,760,000	5.00%, 06/01/28 (c)	9,252,326
		298,394,273
New Mexico: 0.2%
4,225,000	New Mexico Hospital Equipment Loan Council, La Vida Expansion Project, Series A (RB) 5.00%, 07/01/26 (c)	4,791,277
1,000,000	Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 03/01/21 (c)	1,024,850
		5,816,127
New York: 8.6%
	Brooklyn Arena Local Development Corp., Barclays Center (RB)
395,000	0.00%, 07/15/32 ^	293,841
370,000	0.00%, 07/15/33 ^	265,926
180,000	0.00%, 07/15/47 ^	78,334
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
345,000	5.00%, 07/15/26	417,647
5,040,000	5.00%, 01/15/27 (c)	5,838,538
	Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB)
5,700,000	5.00%, 12/31/28	6,332,187
9,700,000	5.25%, 12/31/28 (c)	10,660,203
4,700,000	5.50%, 12/31/28 (c)	5,110,921
250,000	Build NYC Resource Corp., Metropolitan College of New York Project (RB) 5.25%, 11/01/24 (c)	273,968
660,000	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB) 5.00%, 11/01/24 (c)	702,808
1,000,000	Chautauqua Tobacco Asset Securitization Corp. (RB) 5.00%, 06/01/24 (c)	1,033,740
	Dutchess County Local Development Corp., Bard College Project, Series A (RB)
2,535,000	5.00%, 07/01/30 (c)	3,007,473
1,000,000	5.00%, 07/01/30 (c)	1,190,960
1,000,000	5.00%, 07/01/30 (c)	1,202,020
	Erie Tobacco Asset Securitization Corp., Series A (RB)
1,295,000	5.00%, 03/01/21 (c)	1,296,541
335,000	5.00%, 03/01/21 (c)	335,399
20,250,000	Erie Tobacco Asset Securitization Corp., Series C (RB) 0.00%, 03/01/21 (c) ^	2,787,007
10,000,000	Erie Tobacco Asset Securitization Corp., Series D (RB) 0.00%, 03/01/21 (c) ^	929,900
1,000,000	Monroe County Industrial Development Agency, Rochester Regional Health Project, Series A (RB) 5.00%, 12/01/30 (c)	1,314,450
	Monroe County Industrial Development Corp., St. Ann’s Community Project (RB)
515,000	4.00%, 01/01/26 (c)	560,402
230,000	5.00%, 01/01/26 (c)	254,585
3,285,000	Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 02/16/21 (c)	3,323,664
	Nassau County Tobacco Settlement Corp., Series A-3 (RB)
3,655,000	5.00%, 02/16/21 (c)	3,698,019
3,905,000	5.13%, 02/16/21 (c)	3,950,806
	New Rochelle Industrial Development Agency (RB)
1,421,884	5.25%, 07/01/21 (c) (d) *	28,438
65,098	5.50%, 07/01/19 (c) (d) *	1,302
2,620,000	New York City Housing Development Corp., 8 Spruce Street, Class E (RB) 3.50%, 05/15/24 (c)	2,690,740
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,545,000	4.75%, 03/01/21 (c)	1,545,989
110,000	5.00%, 03/01/21 (c)	110,081
650,000	5.00%, 03/01/21 (c)	650,286
100,000	5.00%, 03/01/21 (c)	100,025
825,000	5.00%, 03/01/21 (c)	825,569
120,000	5.00%, 03/01/21 (c)	120,090
4,250,000	New York City Industrial Development Agency, Yankee Stadium Project, Series A (RB) (AGM) 3.00%, 09/01/30 (c)	4,474,612
	New York Counties Tobacco Trust IV (RB)
10,525,000	0.00%, 02/16/21 (c) ^	988,508
745,000	5.00%, 02/16/21 (c)	751,556
	New York Counties Tobacco Trust V (RB)
1,640,000	0.00%, 02/16/21 (c) ^	589,022
64,000,000	0.00%, 02/16/21 (c) ^	4,592,640
	New York Counties Tobacco Trust VI (RB)
1,160,000	3.75%, 06/01/26 (c)	1,172,818
5,500,000	5.00%, 06/01/26 (c)	5,845,510
1,175,000	New York Counties Tobacco Trust VI, Series C (RB) 2.45%, 06/01/26 (c)	1,158,938
	New York Liberty Development Corp., 3 World Trade Center Project (RB)
22,275,000	5.00%, 11/15/24 (c)	24,198,223
5,710,000	5.15%, 11/15/24 (c)	6,336,101
3,700,000	5.38%, 11/15/24 (c)	4,101,635
10,000,000	7.25%, 11/15/24 (c)	11,078,600
255,000	New York Liberty Development Corp., 7 World Trade Center Project (RB) 5.00%, 03/15/22 (c)	266,230
7,000,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Series 3 (RB) 2.80%, 03/15/29 (c)	6,986,350
480,000	New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	640,507
150,000	New York State Dormitory Authority, Fit Student Housing Corp. (RB) 5.25%, 07/01/31	179,166
200,000	New York State Dormitory Authority, Pace Universtity, Series A (RB) 4.25%, 05/01/23 (c)	207,414
1,370,000	New York State Dormitory Authority, The New School, Series A (RB) 5.00%, 01/01/27 (c)	1,652,124
50,000	New York State Dormitory Authority, Yeshiva University, Series A (RB) 5.00%, 11/01/21 (c)	50,468
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
8,640,000	5.00%, 08/01/21 (c)	8,771,069
7,350,000	5.00%, 08/01/21 (c)	7,479,286
3,250,000	5.25%, 08/01/30 (c)	3,794,830
2,650,000	5.38%, 08/01/30 (c)	3,090,986
	New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
8,665,000	4.00%, 10/01/30	10,281,196
3,000,000	4.38%, 10/01/30 (c)	3,508,230
1,600,000	5.00%, 01/01/28 (c)	1,946,272
160,000	5.00%, 01/01/28 (c)	193,800
8,650,000	5.00%, 10/01/30 (c)	10,868,206
8,500,000	5.00%, 10/01/30 (c)	10,524,105
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
1,000,000	4.00%, 07/01/24 (c)	1,095,360
420,000	5.00%, 07/01/24 (c)	480,799
3,130,000	5.00%, 07/01/24 (c)	3,525,162
230,000	5.00%, 07/01/24 (c)	261,715
2,225,000	5.25%, 07/01/24 (c)	2,521,103
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
2,550,000	5.00%, 01/01/22	2,645,395
3,355,000	5.00%, 01/01/23	3,616,992
4,000,000	Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series A (RB) 4.75%, 07/01/23 (c)	4,204,680
700,000	Orange County Industrial Development Agency, The Glen Arden, Inc. Project (RB) 5.70%, 03/01/21 (c) (d) *	579,992
355,000	Otsego County Capital Resource Corp., Hartwick College Project, Series A (RB) 5.00%, 10/01/25 (c)	362,522
	Suffolk Tobacco Asset Securitization Corp., Series B (RB)
65,000	5.38%, 03/01/21 (c)	65,036
4,150,000	6.00%, 03/01/21 (c)	4,157,179
6,150,000	Suffolk Tobacco Asset Securitization Corp., Series C (RB) 6.63%, 06/01/22 (c)	6,372,384
	Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
550,000	5.00%, 01/01/26 (c)	570,818
200,000	5.00%, 01/01/26 (c)	207,030
945,000	5.00%, 01/01/26 (c)	992,770
2,465,000	5.00%, 01/01/26 (c)	2,579,499
1,500,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/23	1,546,800
	TSASC, Inc., Tobacco Settlement Bonds, Series B (RB)
13,285,000	5.00%, 06/01/27 (c)	14,446,508
16,980,000	5.00%, 06/01/27 (c)	18,548,443
5,000,000	Tuxedo Farms Local Development Corp. (RB) 6.55%, 05/01/27 (c)	5,803,500
	Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
855,000	4.00%, 09/15/24 (c)	839,063
400,000	5.00%, 09/15/24 (c)	399,084
180,000	5.25%, 09/15/24 (c)	176,681
1,000,000	5.25%, 09/15/24 (c)	1,004,930
3,390,000	Westchester County Industrial Development Agency, Million Air Two LLC General Aviation Facilities Project, Series A (RB) 7.00%, 06/01/24 (c)	3,634,114
255,000	Westchester County Local Development Corp., Medical Center (RB) 5.00%, 11/01/25 (c)	284,340
4,575,000	Westchester Tobacco Asset Securitization Corp., Series C (RB) 5.00%, 06/01/23 (c)	4,819,442
	Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB)
275,000	5.00%, 10/15/29 (c)	309,881
315,000	5.00%, 10/15/29 (c)	363,447
		283,074,930
North Carolina: 0.5%
1,000,000	Columbus County Industrial Facilities and Pollution Control Financing Authority, Series C (RB) 2.10%, 10/01/24 (p)	1,063,270
	North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
1,000,000	5.00%, 06/30/25 (c)	1,127,300
1,430,000	5.00%, 06/30/25 (c)	1,585,369
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	248,604
1,330,000	5.00%, 03/01/22 (c)	1,347,689
820,000	5.00%, 03/01/22 (c)	832,562
150,000	North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB) 5.00%, 10/01/25	160,862
	North Carolina Medical Care Commission, Retirement Facilities (RB)
550,000	4.70%, 07/01/25 (c)	562,067
250,000	5.00%, 10/01/24 (c)	268,708
250,000	5.00%, 10/01/24 (c)	272,158
	North Carolina Medical Care Commission, Retirement Facilities, Series A (RB)
165,000	5.00%, 10/01/24 (c)	179,563
385,000	5.00%, 07/01/26 (c)	424,432
250,000	5.00%, 07/01/26 (c)	276,528
465,000	North Carolina Medical Care Commission, Salemtowne Project (RB) 5.25%, 10/01/25 (c)	503,669
1,225,000	North Carolina Medical Care Commission, Wake Forest University (RB) 5.00%, 01/01/27 (c)	1,327,483
	North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM)
1,150,000	3.00%, 01/01/30 (c)	1,234,950
1,250,000	4.00%, 01/01/30 (c)	1,418,775
1,000,000	5.00%, 01/01/27 (c)	1,218,420
100,000	5.00%, 01/01/29 (c)	127,171
1,705,000	5.00%, 01/01/30 (c)	2,108,659
		16,288,239
North Dakota: 0.2%
25,000	City of Grand Forks, Altru Health System Obligated Group (RB) 4.00%, 12/01/21 (c)	25,390
	City of Williston, Eagle Crest Apartments LLC Project (RB)
615,000	6.25%, 09/01/23 (d) *	370,538
1,285,000	7.75%, 09/01/23 (c) (d) *	774,213
750,000	County of Ward, Health Care Facilities, Trinity Obligated Group, Series C (RB) 5.00%, 06/01/28 (c)	854,040
	Grand Forks County, Solid Waste Disposal, Red River Biorefinery LLC (RB)
1,000,000	5.75%, 09/15/26 (c)	952,520
3,500,000	6.38%, 09/15/26 (c)	3,203,655
		6,180,356
Northern Mariana Islands: 0.1%
5,320,000	Commonwealth of the Northern Mariana Islands, Series A (GO) (AGM) 5.00%, 03/01/21 (c)	4,938,450
Ohio: 5.7%
500,000	Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group (RB) 5.25%, 11/15/26 (c)	596,450
	Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
9,500,000	3.00%, 06/01/30 (c)	9,990,010
9,075,000	4.00%, 06/01/30 (c)	10,545,604
76,450,000	Buckeye Tobacco Settlement Financing Authority, Series B-2 (RB) 5.00%, 06/01/30 (c)	89,149,109
25,000,000	Buckeye Tobacco Settlement Financing Authority, Series B-3 (RB) 0.00%, 06/01/30 (c) ^	3,993,000
	Cleveland-Cuyahoga County Port Authority, Playhouse Square Foundation Project (RB)
1,000,000	5.00%, 12/01/28	1,083,430
750,000	5.25%, 12/01/28 (c)	820,897
3,000,000	5.50%, 12/01/28 (c)	3,297,690
1,740,000	5.50%, 12/01/28 (c)	1,900,428
	Columbus-Franklin County Finance Authority, Ohio Dominican University Project (RB) (SBG)
1,000,000	6.50%, 03/01/25 (c)	1,080,000
1,900,000	6.50%, 03/01/25 (c)	2,055,686
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
340,000	4.75%, 02/15/27 (c)	382,544
1,750,000	5.25%, 02/15/27 (c)	2,060,607
	County of Montgomery, Premier Health Partners Obligated Group, Series A (RB)
550,000	3.00%, 11/15/29 (c)	568,645
4,100,000	4.00%, 11/15/29 (c)	4,564,735
3,940,000	4.00%, 11/15/29 (c)	4,419,380
400,000	Franklin County, First Community Village Obligated Group (RB) 5.63%, 03/01/21 (c)	395,368
1,040,000	Marion County, Health Care Facilities, United Church Homes, Inc. (RB) 5.13%, 12/01/26 (c)	1,123,886
	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
490,000	5.00%, 02/15/23 (c)	509,781
1,530,000	5.00%, 02/15/23 (c)	1,587,497
490,000	5.00%, 02/15/23 (c)	514,882
2,270,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	2,337,623
2,500,000	Ohio Air Quality Development Authority, American Electric Co. Project, Series B (RB) 2.60%, 10/01/24 (c) (p)	2,679,050
13,000,000	Ohio Air Quality Development Authority, AMG Vanadium Project (RB) 5.00%, 07/01/29 (c)	14,581,320
	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB)
4,000,000	2.88%, 02/01/26	4,217,440
6,000,000	3.25%, 09/01/29	6,593,880
	Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB)
500,000	4.25%, 01/15/28 (c)	561,970
4,000,000	4.50%, 01/15/28 (c)	4,518,520
1,100,000	Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 03/01/21 (c)	1,102,915
500,000	Ohio Housing Finance Agency, Sanctuary at Springboro Project (RB) 5.45%, 10/01/25 (c)	512,400
795,000	Ohio Water Development Authority, United States Steel Corp. Project (RB) 6.60%, 11/01/21 (c)	820,265
3,000,000	Port of Greater Cincinnati Development Authority, Convention Center Hotel Acquisition and Demolition Project, Series A (RB) 3.00%, 05/01/22 (c)	3,001,980
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
250,000	5.00%, 12/01/24 (c)	256,860
245,000	5.00%, 12/01/24 (c)	254,357
70,000	5.50%, 12/01/24 (c)	73,907
710,000	5.75%, 12/01/22 (c)	744,059
570,000	6.00%, 12/01/22 (c)	593,136
4,000,000	Southeastern Ohio Port Authority, Purecycle Project, Series A (RB) 7.00%, 12/01/27 (c)	4,345,960
		187,835,271
Oklahoma: 0.9%
	Comanche County Hospital Authority, Series A (RB)
300,000	4.25%, 07/01/22 (c)	304,866
210,000	5.00%, 07/01/22 (c)	218,879
	Holdenville Public Works Authority, Series A (RB) (AGM)
780,000	4.30%, 11/01/24 (c)	715,127
605,000	4.38%, 11/01/24 (c)	551,088
	Norman Regional Hospital Authority (RB)
340,000	3.25%, 09/01/29 (c)	358,873
150,000	4.00%, 09/01/26 (c)	164,021
	Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
825,000	5.00%, 04/01/22 (c)	779,609
135,000	5.00%, 04/01/23	135,551
	Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
700,000	5.00%, 08/15/28 (c)	843,843
7,000,000	5.25%, 08/15/28 (c)	8,320,060
2,900,000	5.25%, 08/15/28 (c)	3,471,909
7,320,000	5.50%, 08/15/28 (c)	8,744,618
1,300,000	5.50%, 08/15/28 (c)	1,561,326
375,000	Rogers County Industrial Development Authority (RB) 3.63%, 04/01/25 (c)	393,799
2,125,000	Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	2,316,271
		28,879,840
Oregon: 0.4%
	Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) (SAW)
7,500,000	6.50%, 04/01/28 (c) (d) *	4,125,000
8,500,000	6.50%, 04/01/28 (c) (d) *	4,675,000
3,480,000	Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project, Series 248-G (RB) 9.00%, 04/01/30 (c)	2,819,357
		11,619,357
Pennsylvania: 4.0%
	Allegheny County Industrial Development Authority, United States Steel Corp. Project (RB)
200,000	4.88%, 11/01/24	213,480
475,000	5.75%, 08/01/22 (c)	492,922
500,000	6.75%, 12/01/21 (c)	518,265
	Allentown Neighborhood Improvement Zone Development Authority (RB)
2,000,000	5.00%, 05/01/27 (c)	2,273,820
250,000	5.00%, 05/01/27 (c)	288,590
1,000,000	5.00%, 05/01/28	1,177,080
500,000	5.00%, 05/01/28 (c)	580,215
250,000	5.00%, 05/01/28 (c)	291,908
	Allentown Neighborhood Improvement Zone Development Authority, Series A (RB)
1,915,000	5.00%, 05/01/22 (c)	1,996,273
150,000	5.00%, 05/01/22 (c)	156,669
3,980,000	5.00%, 05/01/22 (c)	4,135,220
	Berks County Industrial Development Authority, Tower Health Project (RB)
440,000	3.75%, 11/01/27 (c)	436,731
4,845,000	4.00%, 11/01/27 (c)	4,960,408
120,000	5.00%, 11/01/26	139,499
6,770,000	5.00%, 11/01/27 (c)	7,500,280
110,000	5.00%, 11/01/27 (c)	124,346
195,000	5.00%, 11/01/27 (c)	218,829
	Berks County Municipal Authority, The Reading Hospital and Medical Center Project, Series A (RB)
305,000	4.25%, 05/01/22 (c)	308,950
1,000,000	5.00%, 05/01/22 (c)	1,024,360
	Berks County Municipal Authority, Tower Health Project, Series A (RB)
460,000	5.00%, 02/01/30	551,908
400,000	5.00%, 02/01/31	483,388
1,170,000	Berks County Municipal Authority, Tower Health Project, Series B-3 (RB) 5.00%, 08/01/29 (c) (p)	1,390,112
1,565,000	Blythe Township Solid Waste Authority (RB) 7.75%, 12/01/27 (c)	1,814,226
	Chester County Health and Education Facilities Authority, Immaculata University Project (RB)
1,600,000	4.25%, 11/01/27 (c)	1,415,776
430,000	5.00%, 11/01/27 (c)	373,937
1,000,000	5.00%, 11/01/27 (c)	898,540
6,625,000	Chester County Health and Education Facilities Authority, Simpson Senior Services Project (RB) 5.00%, 12/01/25 (c)	6,823,551
440,000	Chester County Health and Education Facilities Authority, Simpson Senior Services Project, Series A (RB) 5.25%, 12/01/25 (c)	455,704
1,250,000	Chester County Industrial Development Authority, University Student Housing, LLC Project, Series A (RB) 5.00%, 08/01/23 (c)	1,254,725
	Chester County Industrial Development Authority, Woodland at Greystone Project (SA)
400,000	5.00%, 03/01/28 (c)	417,420
400,000	5.13%, 03/01/28 (c)	414,756
	Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
1,440,000	6.00%, 06/01/26 (c)	1,578,470
440,000	6.00%, 06/01/26 (c)	484,013
	Cumberland County Municipal Authority (RB)
430,000	4.00%, 01/01/25 (c)	457,206
70,000	4.00%, 01/01/25 (c)	79,894
400,000	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group (RB) 5.25%, 01/01/22 (c)	408,808
	Dauphin County General Authority, The Harrisburg University of Science and Technology Project (RB)
500,000	5.00%, 10/15/27	543,815
2,000,000	5.13%, 10/15/27 (c)	1,997,560
1,000,000	6.25%, 10/15/28 (c)	1,059,990
315,000	Delaware County Authority, Eastern University (RB) 5.25%, 10/01/22 (c)	319,029
	Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB)
395,000	5.13%, 06/01/26 (c)	430,558
720,000	5.25%, 02/19/21 (c)	720,266
800,000	6.13%, 02/19/21 (c)	800,520
	Delaware River Port Authority, Port District Project (RB)
100,000	5.00%, 01/01/22	103,638
840,000	5.00%, 01/01/23 (c)	897,036
1,080,000	5.00%, 01/01/23 (c)	1,154,822
2,000,000	Doylestown Hospital Authority, Series A (RB) 5.00%, 07/01/29 (c)	2,296,100
	Franklin County Industrial Development Authority, Menno-Haven, Inc. Project (RB)
215,000	5.00%, 12/01/25 (c)	229,768
500,000	5.00%, 12/01/25 (c)	535,965
1,900,000	5.00%, 12/01/25 (c)	2,031,784
1,700,000	Fulton County Industrial Development Authority, The Fulton County Medical Center Project (RB) 5.00%, 07/01/26 (c)	1,823,624
1,000,000	Lancaster County Hospital Authority, Brethren Village Project (RB) 5.13%, 07/01/27 (c)	1,086,020
	Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc. Project (RB)
425,000	5.00%, 03/01/27 (c)	458,239
310,000	5.00%, 03/01/27 (c)	335,126
425,000	5.00%, 03/01/27 (c)	463,577
1,000,000	Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc. Project, Series A (RB) 5.00%, 04/01/22 (c)	1,025,910
1,100,000	Lehigh County General Purpose Authority, Bible Fellowship Church Homes, Inc. (RB) 5.25%, 07/01/22 (c)	1,125,685
	Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network Issue, Series A (RB)
635,000	4.25%, 01/15/25 (c)	692,328
4,235,000	5.25%, 01/15/25 (c)	4,711,141
	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
150,000	5.00%, 01/01/25 (c)	159,684
870,000	5.25%, 01/01/25 (c)	918,363
820,000	5.38%, 01/01/25 (c)	862,566
	Moon Industrial Development Authority, Baptist Homes Society (RB)
300,000	5.63%, 07/01/25 (c)	324,324
2,000,000	5.75%, 07/01/25 (c)	2,142,760
590,000	6.00%, 07/01/25 (c)	628,934
1,000,000	Pennsylvania Economic Development Financing Authority, CarbonLite P, LLC Project (RB) 5.25%, 06/01/26	1,001,660
2,000,000	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series A (RB) 6.40%, 09/01/25 (c)	1,809,800
	Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project, Series A (RB)
3,040,000	6.50%, 12/01/28 (c)	2,280,000
6,470,000	6.75%, 12/01/28 (c)	4,852,500
	Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
1,685,000	4.13%, 06/30/26 (c)	1,880,730
45,000	5.00%, 12/31/22	48,555
125,000	5.00%, 12/31/23	141,139
550,000	5.00%, 12/31/24	643,902
1,105,000	5.00%, 12/31/25	1,338,177
575,000	5.00%, 06/30/26 (c)	695,325
1,485,000	5.00%, 06/30/26 (c)	1,817,922
500,000	5.00%, 06/30/26 (c)	581,370
410,000	5.00%, 06/30/26 (c)	490,163
	Pennsylvania Higher Educational Facilities Authority, Delaware Valley College of Science and Agriculture Project, Series LL (RB)
230,000	4.00%, 11/01/22 (c)	230,182
250,000	5.00%, 11/01/22 (c)	257,060
	Pennsylvania Higher Educational Facilities Authority, La Salle University (RB)
2,995,000	5.00%, 11/01/22 (c)	3,059,602
1,915,000	5.00%, 11/01/22 (c)	1,962,837
1,000,000	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 7.25%, 06/15/24 (c)	1,154,990
	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
440,000	6.38%, 06/01/25 (c)	472,996
440,000	6.50%, 06/01/25 (c)	472,098
415,000	6.63%, 06/01/25 (c)	446,274
	Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) (SAW)
350,000	4.00%, 12/15/26 (c)	371,798
355,000	5.00%, 12/15/26 (c)	384,192
	Philadelphia Authority for Industrial Development, Philadelphia Performing Arts: A String Theory Charter School Project (RB)
1,000,000	5.00%, 06/15/28 (c)	1,151,420
500,000	5.00%, 06/15/28 (c)	583,640
5,240,000	Philadelphia Authority for Industrial Development, The University of the Arts (RB) 5.00%, 03/15/28 (c)	5,615,184
2,000,000	Philadelphia Authority for Industrial Development, University Square Apartments Project (RB) 5.50%, 12/01/26 (c)	2,118,220
	Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB)
2,500,000	5.00%, 07/01/27 (c)	2,585,775
735,000	5.00%, 07/01/27 (c)	789,522
2,000,000	5.00%, 07/01/27 (c)	2,112,100
2,000,000	5.00%, 07/01/27 (c)	2,083,360
1,000,000	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group (RB) 5.00%, 07/01/27 (c)	1,157,070
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
1,240,000	5.00%, 07/01/27 (c)	1,439,888
220,000	5.00%, 07/01/27 (c)	255,053
5,020,000	5.63%, 07/01/22 (c)	5,300,016
2,190,000	5.63%, 07/01/22 (c)	2,319,319
250,000	Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	254,528
1,650,000	Susquehanna Area Regional Airport Authority, Series A (RB) 5.00%, 01/01/23 (c)	1,723,969
1,210,000	Susquehanna Area Regional Airport Authority, Series B (RB) 4.00%, 01/01/23 (c)	1,236,172
		133,137,919
Puerto Rico: 3.9%
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
25,000	4.00%, 07/01/22	25,906
5,365,000	5.00%, 07/01/22 (c)	5,639,956
100,000	5.00%, 07/01/22	105,375
1,050,000	5.13%, 07/01/22 (c)	1,105,125
5,520,000	5.25%, 07/01/22 (c)	5,816,700
3,895,000	5.75%, 07/01/22 (c)	4,143,306
4,425,000	6.00%, 07/01/22 (c)	4,718,156
200,000	6.13%, 07/01/24	218,250
100,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, AES Puerto Rico Project (RB) 6.63%, 03/01/21 (c)	103,500
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB)
100,000	5.13%, 04/01/22 (c)	101,575
100,000	5.38%, 04/01/22 (c)	101,750
20,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University Plaza Project, Series A (RB) 5.00%, 07/01/21 (c)	20,459
80,064	Puerto Rico Sales Tax Financing Corp. (RB) (AMBAC) 0.00%, 08/01/47 ^	22,489
	Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
2,127,000	0.00%, 07/01/24 ^	2,026,329
500,000	0.00%, 07/01/28 (c) ^	114,965
3,400,000	0.00%, 07/01/28 (c) ^	2,482,850
5,500,000	0.00%, 07/01/28 (c) ^	1,740,475
2,000,000	4.50%, 07/01/25 (c)	2,201,600
4,683,000	4.55%, 07/01/28 (c)	5,256,808
18,374,000	4.75%, 07/01/28 (c)	20,608,462
23,714,000	5.00%, 07/01/28 (c)	27,038,940
	Puerto Rico Sales Tax Financing Corp., Series A-2 (RB)
10,185,000	4.33%, 07/01/28 (c)	11,282,841
14,358,000	4.33%, 07/01/28 (c)	15,905,649
6,237,000	4.54%, 07/01/28 (c)	6,907,041
11,034,000	4.78%, 07/01/28 (c)	12,407,623
		130,096,130
Rhode Island: 0.4%
100,000	Rhode Island Health and Educational Building Corp., Care New England Issue, Series B (RB) 5.00%, 09/01/26	113,539
	Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
250,000	5.00%, 05/15/23	271,508
690,000	5.00%, 05/15/26 (c)	776,761
1,000,000	5.00%, 05/15/26 (c)	1,144,830
	Tobacco Settlement Financing Corp., Series A (RB)
24,580,000	0.00%, 02/16/21 (c) ^	3,927,147
1,650,000	5.00%, 06/01/25 (c)	1,829,701
	Tobacco Settlement Financing Corp., Series B (RB)
2,000,000	4.50%, 06/01/25 (c)	2,148,660
2,000,000	5.00%, 06/01/25 (c)	2,198,520
		12,410,666
South Carolina: 0.6%
800,000	Berkeley County (SA) 4.38%, 11/01/29 (c)	885,992
9,878,170	Connector 2000 Association, Inc., Series A-1 (RB) 0.00%, 04/01/26 (c) ^	1,077,214
	South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB)
500,000	5.00%, 11/01/24 (c)	561,560
650,000	5.00%, 11/01/24 (c)	734,429
500,000	5.00%, 11/01/24 (c)	568,295
	South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB)
500,000	5.75%, 12/15/26 (c)	563,440
500,000	5.75%, 12/15/26 (c)	570,300
	South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Hopes (RB)
1,750,000	5.00%, 04/01/25 (c)	1,879,692
5,000,000	5.00%, 04/01/25 (c)	5,376,600
1,000,000	South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Hopes, Series A (RB) (AGM) 5.00%, 04/01/24 (c)	1,071,390
320,000	South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	325,072
	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB)
795,000	4.00%, 11/15/24 (c)	798,721
350,000	4.00%, 11/15/24 (c)	358,726
3,755,000	5.25%, 11/15/24 (c)	4,002,755
		18,774,186
South Dakota: 0.0%
	City of Sioux Falls, Dow Rummel Village Project (RB)
750,000	5.00%, 11/01/26 (c)	805,642
500,000	5.00%, 11/01/26 (c)	509,965
		1,315,607
Tennessee: 0.8%
240,000	Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c)	175,944
	Bristol Industrial Development Board, Pinnacle Project, Series A (RB)
2,000,000	5.00%, 12/01/26 (c)	2,049,700
8,100,000	5.13%, 12/01/26 (c)	8,231,301
310,000	Chattanooga Health, Educational and Housing Facility Board, Series A-2 (RB) 5.00%, 08/01/29 (c)	383,675
540,000	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB) 5.00%, 10/01/24 (c)	589,577
120,000	Johnson City, Health and Educational Facilities Board, Series A (RB) 0.00%, 07/01/27 ^	109,738
	Knox County Health Educational and Housing Facility Board (RB)
295,000	4.00%, 09/01/26 (c)	320,497
290,000	4.00%, 09/01/26 (c)	308,519
380,000	5.00%, 04/01/27 (c)	445,060
	Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA)
635,000	4.75%, 07/01/27	631,787
1,100,000	5.50%, 07/01/27 (c)	1,102,266
1,500,000	5.63%, 07/01/27 (c)	1,505,235
	Shelby County, Tennessee Health, Educational and Housing Facility Board, The Farms at Bailey Station, Series A (RB)
250,000	5.50%, 10/01/25 (c)	254,635
4,755,000	5.75%, 10/01/25 (c)	4,777,111
595,000	5.75%, 10/01/25 (c)	603,866
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
475,000	5.00%, 09/01/26 (c)	465,025
205,000	5.38%, 09/01/23 (c)	205,551
200,000	5.50%, 09/01/23 (c)	200,418
4,200,000	Tennessee Energy Acquisition Corp., Series B (RB) 5.63%, 09/01/26	5,212,158
160,000	Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/23	174,165
200,000	The Health, Educational and Housing Facility Board of the City of Chattanooga, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	233,376
		27,979,604
Texas: 4.6%
	Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series B (RB)
750,000	5.00%, 01/01/22	743,063
800,000	5.00%, 01/01/23	791,984
715,000	5.00%, 01/01/26	709,394
500,000	5.00%, 01/01/27 (c)	506,785
500,000	5.00%, 01/01/27 (c)	502,855
	Board of Managers, Joint Guadalupe County, City of Seguin Hospital (RB)
215,000	5.00%, 12/01/25 (c)	226,935
610,000	5.00%, 12/01/25 (c)	651,212
700,000	5.25%, 12/01/25 (c)	777,448
5,550,000	Brazoria County Industrial Development Corp., Gladieux Metal Recycling, LLC Project (RB) (SAW) 8.50%, 03/01/26 (c)	5,552,553
1,850,000	Brazoria County Industrial Development Corp., Gladieux Metal Recycling, LLC Project, Series B (RB) (SBG) 7.00%, 03/01/26 (c)	1,997,241
	Central Texas Regional Mobility Authority, Senior Lien (RB)
250,000	5.00%, 01/01/22	260,363
200,000	5.00%, 01/01/26 (c)	230,634
400,000	5.00%, 01/01/26 (c)	465,556
850,000	5.00%, 01/01/26 (c)	1,015,937
285,000	5.00%, 01/01/26 (c)	334,961
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
1,305,000	5.00%, 01/01/23 (c)	1,425,647
1,270,000	5.00%, 01/01/23 (c)	1,387,411
565,000	5.00%, 07/01/25 (c)	644,501
805,000	5.00%, 07/01/25 (c)	925,066
120,000	5.00%, 07/01/25 (c)	140,807
	Central Texas Regional Mobility Authority, Senior Lien, Series E (RB)
2,525,000	4.00%, 01/01/30 (c)	2,911,956
1,635,000	5.00%, 01/01/30 (c)	2,053,544
	Central Texas Regional Mobility Authority, Subordinated Lien (RB)
360,000	5.00%, 01/01/23 (c)	393,282
400,000	5.00%, 01/01/23 (c)	436,980
775,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	904,843
	City of Houston, Airport System, United Airlines, Inc. Airport Improvement Projects, Series C (RB)
3,140,000	5.00%, 07/15/27	3,635,429
2,000,000	5.00%, 07/15/28	2,344,380
2,050,000	City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	2,122,221
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
3,630,000	4.75%, 07/01/24	3,803,405
1,000,000	5.00%, 07/15/28	1,148,090
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
650,000	5.00%, 07/15/25 (c)	709,612
2,600,000	5.00%, 07/15/25 (c)	2,866,344
	Clifton Higher Education Finance Corp., Series A (RB)
730,000	5.13%, 08/15/25 (c)	840,427
610,000	5.50%, 08/15/25 (c)	703,855
	Clifton Higher Education Finance Corp., Series D (RB)
500,000	5.75%, 08/15/25 (c)	584,465
500,000	6.00%, 08/15/25 (c)	584,655
850,000	Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	887,077
2,265,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,307,084
	Harris County, Houston Sports Authority, Junior Lien, Series H (RB)
250,000	0.00%, 11/15/23 ^	233,820
675,000	0.00%, 11/15/23 ^	666,596
495,000	0.00%, 11/15/25 ^	438,714
590,000	0.00%, 11/15/27 ^	488,207
1,405,000	0.00%, 11/15/29 ^	1,073,856
115,000	0.00%, 11/15/30 ^	84,420
705,000	0.00%, 11/15/31 (c) ^	466,294
350,000	0.00%, 11/15/31 (c) ^	167,412
120,000	0.00%, 11/15/31 (c) ^	65,329
145,000	0.00%, 11/15/31 (c) ^	60,865
1,140,000	0.00%, 11/15/31 (c) ^	419,395
170,000	0.00%, 11/15/31 (c) ^	66,779
	Harris County, Houston Sports Authority, Third Lien, Series A-3 (RB)
335,000	0.00%, 11/15/24 (c) ^	156,636
100,000	0.00%, 11/15/24 (c) ^	59,542
675,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	730,499
280,000	Love Field Airport Modernization Corp., Southwest Airlines Co. (RB) 5.00%, 11/01/22	301,837
105,000	Matagorda County District No. 1, Pollution Control, Series B (RB) (AMBAC) 4.55%, 05/01/30	132,028
635,000	Matagorda County Navigation District No. 1, Series A (RB) (AMBAC) 4.40%, 05/01/30	797,738
	Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB)
2,680,000	5.13%, 02/15/24 (c)	2,366,815
700,000	5.13%, 02/15/24 (c)	662,403
10,000,000	Mission Economic Development Corp., Natgasoline Project (RB) 4.63%, 10/01/21 (c)	10,689,300
1,000,000	New Hope Cultural Education Facilities Finance Corp., 4-K Housing, Inc. Stoney Brook Project, Series A-1 (RB) 5.00%, 07/01/25 (c)	903,710
235,000	New Hope Cultural Education Facilities Finance Corp., 4-K Housing, Inc. Stoney Brook Project, Series B (RB) 5.00%, 07/01/25 (c)	158,649
5,935,000	New Hope Cultural Education Facilities Finance Corp., Bridgemoor Plano Project, Series A (RB) 7.25%, 12/01/25 (c)	5,335,506
750,000	New Hope Cultural Education Facilities Finance Corp., Bridgemoor Plano Project, Series D (RB) 12.00%, 12/01/25 (c)	532,170
	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series B (RB)
1,030,000	4.00%, 07/01/26 (c)	788,784
1,700,000	4.25%, 07/01/26 (c)	1,229,882
1,595,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series C (RB) 5.50%, 07/01/26 (c)	1,220,366
230,000	New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/24 (c)	242,114
1,150,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Island Campus, LLC, Series A (RB) 5.00%, 04/01/27 (c)	1,172,448
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
250,000	4.25%, 08/15/21 (c)	252,100
1,000,000	5.00%, 08/15/21 (c)	1,008,260
1,000,000	5.13%, 08/15/21 (c)	1,008,860
250,000	New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	270,770
100,000	New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project (RB) (SAW) 6.25%, 01/01/23 (c)	105,025
	New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB)
1,610,000	5.00%, 11/15/24 (c)	1,697,745
100,000	5.00%, 11/15/24 (c)	107,692
	New Hope Cultural Education Facilities Finance Corp., MRC Senior Living - The Langford Project, Series A (RB)
975,000	5.38%, 11/15/26 (c)	918,976
750,000	5.50%, 11/15/26 (c)	677,445
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
115,000	5.00%, 07/01/24	95,450
440,000	5.00%, 07/01/25 (c)	365,200
100,000	5.00%, 07/01/25 (c)	83,000
500,000	5.00%, 07/01/25 (c)	415,000
200,000	New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project (RB) 5.25%, 10/01/25 (c)	211,346
	New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation, Series A-1 (RB)
1,000,000	5.00%, 12/01/26 (c)	1,093,970
2,000,000	5.00%, 12/01/26 (c)	2,184,700
	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. Project (RB)
250,000	5.00%, 01/01/26 (c)	259,078
250,000	5.00%, 01/01/26 (c)	259,925
1,050,000	North East Texas Regional Mobility Authority, Series A (RB) 5.00%, 01/01/26 (c)	1,192,789
	North East Texas Regional Mobility Authority, Series B (RB)
600,000	5.00%, 01/01/26 (c)	678,594
400,000	5.00%, 01/01/26 (c)	455,672
500,000	Port Beaumont Navigation District, Allegiant Industrial Island Park Project (RB) 8.00%, 02/01/26 (c)	554,940
6,385,000	Port Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Series A (RB) (SAW) 4.00%, 01/01/22 (c)	6,637,910
	Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
400,000	5.00%, 08/15/26 (c)	430,164
400,000	5.00%, 08/15/26 (c)	437,108
2,425,000	Red River Health Facilities Development Corp., MRC The Crossings Project, Series A (RB) 8.00%, 11/15/24 (c)	2,662,335
9,900,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c) (d) *	2,475,000
125,000	Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB) 5.00%, 05/15/24 (c)	134,568
	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series A (RB)
100,000	5.25%, 11/15/25 (c) (d) *	60,000
800,000	5.50%, 11/15/25 (c) (d) *	480,000
690,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series B-1 (RB) 4.50%, 03/01/21 (c) (d) *	414,000
	Tarrant County Cultural Education Facilities Finance Corp., Buckner Senior Living, Ventana Project, Series A (RB)
2,850,000	6.63%, 05/15/27 (c)	3,233,182
2,100,000	6.75%, 05/15/27 (c)	2,357,250
535,000	Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB) 6.38%, 02/15/27 (c)	431,483
2,180,000	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project (RB) 5.25%, 05/15/27 (c)	2,155,083
	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series A (RB)
1,100,000	5.00%, 11/15/25 (c)	1,053,217
1,000,000	5.00%, 11/15/25 (c)	1,011,370
	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series B (RB)
100,000	4.00%, 11/15/25	98,582
1,405,000	5.00%, 11/15/25 (c)	1,385,288
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
175,000	5.00%, 02/25/21 (c)	191,020
760,000	5.00%, 02/25/21 (c)	838,949
1,280,000	5.00%, 02/25/21 (c)	1,414,438
1,265,000	5.00%, 02/25/21 (c)	1,387,009
	Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC Project (RB)
250,000	5.00%, 12/31/25 (c)	284,128
460,000	5.00%, 12/31/25 (c)	524,635
230,000	5.00%, 12/31/25 (c)	264,452
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB)
5,420,000	5.00%, 06/30/29 (c)	6,607,143
515,000	7.00%, 09/01/23 (c)	593,950
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project, Series A (RB)
500,000	4.00%, 12/31/29 (c)	586,965
1,000,000	5.00%, 12/31/29 (c)	1,279,950
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
7,100,000	5.00%, 08/15/24 (c)	8,039,614
1,500,000	5.00%, 08/15/24 (c)	1,688,310
600,000	5.00%, 08/15/24 (c)	684,936
850,000	5.00%, 08/15/24 (c)	967,079
	Town of Westlake, Solana Public Improvement District (SA)
1,000,000	6.13%, 09/01/25 (c)	1,036,200
1,000,000	6.25%, 09/01/25 (c)	1,036,900
1,000,000	6.38%, 09/01/25 (c)	1,040,740
4,980,000	Woodloch Health Facilities Development Corp., Series A-1 (RB) 6.75%, 12/01/24 (c) (d) *	3,489,536
		151,549,147
Utah: 0.2%
2,000,000	Mida Mountain Village Public Infrastructure District, Mountain Village Assesment Area, Series A (SA) 5.00%, 08/01/30 (c)	2,252,200
	Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB)
1,500,000	5.25%, 06/15/27 (c)	1,687,815
3,195,000	5.38%, 06/15/27 (c)	3,555,460
		7,495,475
Vermont: 0.1%
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,120,504
910,000	Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) 5.00%, 05/01/27 (c)	941,996
		2,062,500
Virgin Islands: 1.0%
720,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) 4.25%, 03/01/21 (c)	728,748
	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
550,000	4.50%, 10/01/24 (c)	467,825
1,700,000	5.00%, 10/01/24 (c)	1,609,492
4,250,000	5.00%, 10/01/24 (c)	3,882,502
180,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Cruzan Project, Series A (RB) 6.00%, 03/01/21 (c)	173,142
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB)
240,000	6.63%, 03/01/21 (c)	241,171
1,840,000	6.75%, 03/01/21 (c)	1,849,936
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB)
4,265,000	5.00%, 03/01/21 (c)	4,276,132
3,870,000	5.00%, 03/01/21 (c)	3,880,101
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A-1 (RB)
130,000	4.50%, 03/01/21 (c)	128,911
1,125,000	5.00%, 03/01/21 (c)	1,127,936
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
465,000	5.00%, 03/01/21 (c)	459,778
970,000	5.00%, 03/01/21 (c)	972,532
1,120,000	5.00%, 03/01/21 (c)	1,122,923
3,180,000	5.25%, 03/01/21 (c)	3,153,097
200,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB) 5.00%, 03/01/21 (c)	199,514
	Virgin Islands Water and Power Authority, Series A (RB)
65,000	5.00%, 03/01/21 (c)	62,410
330,000	5.00%, 03/01/21 (c)	320,192
	Virgin Islands Water and Power Authority, Series B (RB)
170,000	5.00%, 03/01/21 (c)	158,287
5,560,000	5.00%, 03/01/21 (c)	5,052,205
1,170,000	5.00%, 03/01/21 (c)	1,112,050
1,070,000	5.00%, 03/01/21 (c)	1,006,838
		31,985,722
Virginia: 1.5%
	Albemarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	652,006
1,000,000	5.00%, 01/01/23 (c)	1,017,660
500,000	Ballston Quarter Community Development Authority, Series A (TA) 5.50%, 03/01/27 (c)	449,885
250,000	Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/24 (c)	173,973
	Cherry Hill Community Development Authority, Potomac Shores Project (SA)
200,000	5.15%, 03/01/25 (c)	209,034
495,000	5.40%, 03/01/25 (c)	516,290
	Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
1,000,000	5.00%, 11/01/23	1,118,390
1,000,000	5.00%, 07/01/26 (c)	1,155,780
1,025,000	5.00%, 07/01/26 (c)	1,176,936
500,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	504,885
380,000	City of Chesapeake, Chesapeake Transportation System, Series A (RB) 5.00%, 07/15/22 (c)	400,642
240,000	City of Hopewell, Sewer System, Series A (RB) 5.00%, 07/15/21 (c)	244,567
	Farmville Industrial Development Authority, Longwood University Student Housing Projects, Series A (RB)
2,800,000	5.00%, 07/01/30 (c)	3,251,248
3,655,000	5.00%, 07/01/30 (c)	4,273,426
	Hanover County, Economic Development Authority (RB)
500,000	5.00%, 07/01/24 (c)	520,840
500,000	5.00%, 07/01/24 (c)	521,695
	Hanover County, Economic Development Authority, Series A (RB)
1,500,000	5.00%, 07/01/22 (c)	1,517,280
1,500,000	5.00%, 07/01/22 (c)	1,518,315
2,400,000	Norfolk Redevelopment and Housing Authority, Series A (RB) 5.25%, 01/01/24 (c)	2,562,360
	Peninsula Town Center Community Development Authority (RB)
3,850,000	5.00%, 09/01/27 (c)	4,174,824
500,000	5.00%, 09/01/27 (c)	543,455
3,000,000	Riverside County Transportation Commission, Series A (RB) 5.38%, 09/01/26 (c)	3,054,540
1,000,000	Roanoke County Economic Development Authority, Series B (RB) 4.63%, 09/01/24 (c) (p)	983,630
500,000	Roanoke Economic Development Authority, Residential Care Facility (RB) 5.00%, 09/01/27 (c)	507,590
	Virginia College Building Authority, Marymount University Project, Series A (RB)
2,400,000	5.00%, 07/01/25 (c)	2,522,904
1,000,000	5.00%, 07/01/25 (c)	1,063,770
	Virginia College Building Authority, Marymount University Project, Series B (RB)
3,500,000	5.00%, 07/01/25 (c)	3,679,235
2,300,000	5.25%, 07/01/25 (c)	2,500,491
1,760,000	Virginia College Building Authority, Regent University Project (RB) 5.00%, 03/01/21 (c)	1,760,616
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
760,000	5.50%, 07/01/22 (c)	797,080
1,550,000	6.00%, 07/01/22 (c)	1,652,842
	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
1,070,000	5.00%, 01/01/22 (c)	1,110,029
300,000	5.00%, 01/01/22 (c)	311,337
2,000,000	Virginia Small Business Financing Authority, Solid Waste Disposal Facility (RB) 5.00%, 07/01/23 (c) (p)	2,104,360
1,000,000	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Virginia Electric and Power Company, Series A (RB) 0.75%, 09/02/25 (p)	1,011,240
		49,563,155
Washington: 1.2%
1,000,000	Greater Wenatchee Regional Events Center, Public Facilities District, Series A (RB) 5.50%, 09/01/22 (c)	1,027,040
	Kalispel Tribe Indians Priority, Series A (RB)
250,000	5.00%, 01/01/28 (c)	288,080
250,000	5.25%, 01/01/28 (c)	286,223
	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (GO)
1,000,000	5.00%, 12/01/25 (c)	1,048,620
500,000	5.75%, 12/01/25 (c)	553,170
500,000	6.00%, 12/01/25 (c)	551,225
250,000	6.25%, 12/01/25 (c)	273,983
	Klickitat County Public Hospital District No. 2 (RB)
1,230,000	5.00%, 12/01/27 (c)	1,288,560
1,170,000	5.00%, 12/01/27 (c)	1,245,804
1,415,000	5.00%, 12/01/27 (c)	1,529,176
100,000	Washington Health Care Facilities Authority, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	114,538
205,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	248,179
2,500,000	Washington State Convention Center Public Facilities District (RB) 5.00%, 07/01/28 (c)	2,956,625
	Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
1,000,000	5.00%, 07/01/24 (c)	1,059,940
2,000,000	5.00%, 07/01/24 (c)	2,123,220
150,000	5.00%, 07/01/24 (c)	160,949
500,000	Washington State Housing Finance Commission, Hearthstone Project, Series A (RB) 5.00%, 07/01/26 (c)	515,910
	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB)
200,000	6.00%, 07/01/25	219,506
1,640,000	6.75%, 07/01/25 (c)	1,790,257
2,000,000	7.00%, 07/01/25 (c)	2,168,080
1,350,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB) 6.50%, 07/01/25 (c)	1,480,113
1,100,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	1,131,504
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
150,000	3.75%, 07/01/26	152,604
825,000	5.00%, 01/01/25 (c)	890,909
2,495,000	5.00%, 01/01/25 (c)	2,656,277
1,500,000	5.00%, 01/01/25 (c)	1,599,795
1,000,000	Washington State Housing Finance Commission, Rockwood Retirement Communities Project (RB) 5.00%, 01/01/26 (c)	1,039,700
	Washington State Housing Finance Commission, Transforming Age Projects, Series A (RB)
7,000,000	5.00%, 07/01/26 (c)	7,603,890
250,000	5.00%, 07/01/26 (c)	272,343
1,000,000	5.00%, 07/01/26 (c)	1,093,530
	Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB)
1,250,000	5.00%, 07/01/26 (c)	1,290,600
500,000	5.00%, 07/01/26 (c)	517,460
		39,177,810
West Virginia: 0.4%
325,000	Brooke County Commission, Bethany College, Series A (RB) 6.75%, 04/01/21 (c)	322,078
2,250,000	County Commission of Harrison County, Charles Point Economic Opportunity Development District, Series A (RB) 5.75%, 06/01/29 (c)	2,530,912
	County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA)
280,000	3.00%, 06/01/22 (c)	281,344
760,000	4.00%, 06/01/22 (c)	764,476
2,550,000	Glenville State College Board of Governors (RB) 5.25%, 06/01/27 (c)	2,594,140
	Harrison County Building Commission, General Services Administration Building Project (RB)
300,000	3.13%, 10/01/27 (c)	299,736
500,000	3.25%, 10/01/27 (c)	498,095
2,130,000	Ohio County Development Authority, Ohio County Sports Complex Project (RB) 4.60%, 09/01/28 (c)	2,147,572
5,000,000	West Virginia Economic Development Authority, Arch Resources Project (RB) 5.00%, 01/01/25 (c) (p)	5,218,000
		14,656,353
Wisconsin: 2.4%
	Public Finance Authority, American Dream at Meadowlands Project (RB)
500,000	6.75%, 12/01/27 (c)	502,375
9,000,000	7.00%, 12/01/27 (c)	9,037,440
100,000	Public Finance Authority, American Dream at Meadowlands Project, Series A (RB) 6.75%, 08/01/31	100,298
1,000,000	Public Finance Authority, American Preparatory Academy (RB) 5.38%, 07/15/27 (c)	1,103,800
250,000	Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.13%, 06/01/26 (c)	272,890
	Public Finance Authority, Cedars Obligated Group (RB)
455,000	4.25%, 05/01/27 (c)	448,748
2,000,000	5.50%, 05/01/27 (c)	2,036,960
	Public Finance Authority, Charter Day School, Inc. Project, Series A (RB)
500,000	5.00%, 12/01/27 (c)	557,350
500,000	5.00%, 12/01/27 (c)	558,980
500,000	5.00%, 12/01/27 (c)	571,215
	Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
495,000	5.00%, 02/01/26 (c)	523,190
500,000	5.13%, 02/01/26 (c)	524,095
	Public Finance Authority, Corvian Community School Project, Series A (RB)
540,000	4.25%, 06/15/24 (c)	555,347
500,000	5.00%, 06/15/26 (c)	528,125
500,000	5.00%, 06/15/26 (c)	521,955
1,000,000	5.13%, 06/15/24 (c)	1,033,180
1,000,000	Public Finance Authority, Educational Facilities, Lake Erie College Project, Series A (RB) 5.88%, 10/01/29 (c)	1,045,810
100,000	Public Finance Authority, Healthcare Facility Expansion, Church Home of Hartford, Inc. Project, Series A (RB) 5.00%, 09/01/25	105,613
2,500,000	Public Finance Authority, Higher Educational Facilities, Wittenberg University Project (RB) 5.25%, 12/01/24 (c)	2,640,750
5,790,000	Public Finance Authority, Irving Convention Center Hotel Project, First-Tier, Series A (RB) 7.00%, 01/01/32 (c)	5,404,328
889,711	Public Finance Authority, Lombard Conference and Hotel Center, Second-Tier (RB) (ACA) 3.75%, 03/15/28 (c)	605,084
	Public Finance Authority, Maryland Proton Treatment Center, Series A-1 (RB)
500,000	6.25%, 01/01/28 (c)	422,480
2,000,000	6.38%, 01/01/28 (c)	1,651,340
1,000,000	Public Finance Authority, Marys Woods at Marylhurst Project, Series A (RB) 5.25%, 05/15/25 (c)	1,075,880
	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB)
1,250,000	5.00%, 06/15/26 (c)	1,278,850
6,000,000	5.00%, 06/15/26 (c)	6,228,300
	Public Finance Authority, Penick Village (RB)
485,000	4.00%, 09/01/26 (c)	492,391
500,000	5.00%, 09/01/26 (c)	517,255
500,000	5.00%, 09/01/26 (c)	519,055
500,000	5.00%, 09/01/26 (c)	527,275
500,000	Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.88%, 06/15/24 (c)	512,290
300,000	Public Finance Authority, Triad Educational Services, Inc., Series A (RB) 5.50%, 06/15/25 (c)	320,589
4,265,000	Public Finance Authority, Trinity Regional Hospital Sachse, Series A-1 (RB) 7.38%, 01/01/30 (c)	4,356,570
	Public Finance Authority, Ultimate Medical Academy Project, Series A (RB)
1,950,000	5.00%, 10/01/29 (c)	2,237,527
2,000,000	5.00%, 10/01/29 (c)	2,318,000
1,250,000	Public Finance Authority, Whitestone (RB) 5.00%, 03/01/28 (c)	1,374,062
11,695,000	Public Finance Authority, Wonderful Foundations Charter School Portfolio Projects, Series A-1 (RB) 5.00%, 07/01/30 (c)	12,322,905
2,000,000	Public Finance Authority, Wonderful Foundations Charter School Portfolio Projects, Series B (RB) 0.00%, 01/01/60 ^	143,840
750,000	Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB) 5.00%, 08/01/24 (c)	814,987
	Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series A-1 (RB) (SAW)
105,000	4.00%, 07/01/23 (c)	108,879
2,130,000	4.13%, 07/01/23 (c)	2,216,414
1,150,000	Wisconsin Health and Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Series A (RB) 5.25%, 02/01/23 (c)	1,177,335
	Wisconsin Health and Educational Facilities Authority, St. Camillus Health System, Inc., Series A (RB)
2,725,000	5.00%, 11/01/26 (c)	2,874,875
1,950,000	5.00%, 11/01/26 (c)	2,107,287
3,950,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.13%, 02/01/23 (c)	4,034,490
1,750,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, The Glenridge on Palmer Ranch, Inc. Project, Series A (RB) 8.25%, 06/01/21 (c)	1,812,807
		80,123,216
Total Municipal Bonds: 99.0% (Cost: $3,165,592,815)		3,270,532,124
Other assets less liabilities: 1.0%		32,289,020
NET ASSETS: 100.0%		$3,302,821,144

Definitions:

ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-Income producing

Summary of Investments By Sector	% of Investments	Value
Education	10.0%	$327,383,804
Health Care	19.7	643,091,404
Housing	2.0	65,414,491
Industrial Revenue	17.0	555,886,356
Leasing	8.1	266,255,297
Local	7.4	242,649,477
Power	0.5	14,901,270
Solid Waste/Resource Recovery	0.1	3,949,279
Special Tax	11.1	362,628,100
State	2.9	95,433,585
Tobacco	11.1	364,328,874
Transportation	8.1	264,584,782
Water & Sewer	2.0	64,025,405
	100.0%	$3,270,532,124

VANECK VECTORS INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.9%
Alabama: 1.0%
	Alabama Federal Aid Highway Finance Authority, Series A (RB)
$340,000	5.00%, 09/01/26 (c)	$420,403
340,000	5.00%, 09/01/26 (c)	416,541
10,000	5.00%, 09/01/26 (c)	12,327
250,000	5.00%, 09/01/27 (c)	315,053
460,000	5.00%, 09/01/27 (c)	584,136
150,000	5.00%, 09/01/27	194,123
	Alabama Public School and College Authority, Series A (RB)
2,000,000	4.00%, 11/01/30 (c)	2,507,920
715,000	5.00%, 11/01/30 (c)	978,377
	Auburn University, Series A (RB)
10,000	5.00%, 06/01/26 (c)	12,257
25,000	5.00%, 06/01/26 (c)	30,796
860,000	Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/27 (c)	949,268
	County of Jefferson (RB)
1,250,000	4.00%, 03/15/27 (c)	1,437,450
100,000	5.00%, 03/15/27 (c)	122,313
250,000	5.00%, 03/15/27 (c)	314,593
525,000	5.00%, 03/15/27 (c)	656,911
800,000	5.00%, 03/15/27 (c)	995,176
	Infirmary Health System, Special Care Facilities Financing Authority of Mobile, Series A (RB)
530,000	3.00%, 02/01/26 (c)	567,720
260,000	3.00%, 02/01/26 (c)	281,003
	Lower Alabama Gas District, Series A (RB)
290,000	5.00%, 09/01/28	371,748
305,000	5.00%, 09/01/29	398,379
375,000	5.00%, 09/01/31	507,139
100,000	5.00%, 09/01/34	140,680
675,000	State of Alabama, Series A (GO) 5.00%, 11/01/28 (c)	886,518
	UAB Medicine Finance Authority, Series B (RB)
150,000	5.00%, 09/01/26 (c)	182,441
225,000	5.00%, 09/01/26 (c)	274,122
280,000	UAB Medicine Finance Authority, Series B-1 (RB) 5.00%, 03/01/27 (c)	344,033
	University of Alabama, Board of Trustee, Series A (RB)
415,000	3.00%, 07/01/29 (c)	460,841
820,000	4.00%, 07/01/29 (c)	991,806
	Water Works Board of the City of Birmingham, Series A (RB)
595,000	5.00%, 01/01/27 (c)	737,901
250,000	5.00%, 01/01/27 (c)	311,253
775,000	5.00%, 01/01/27 (c)	974,601
		17,377,829
Alaska: 0.2%
	Alaska Housing Finance Corp., Series A (RB)
900,000	4.00%, 06/01/27 (c)	1,039,878
125,000	4.00%, 06/01/27 (c)	145,029
590,000	5.00%, 06/01/27 (c)	722,791
305,000	State of Alaska, International Airports System, Series A (RB) 5.00%, 10/01/25 (c)	363,151
635,000	State of Alaska, International Airports System, Series B (RB) 5.00%, 10/01/25 (c)	749,363
130,000	State of Alaska, Series A (GO) 5.00%, 08/01/25 (c)	154,838
	State of Alaska, Series B (GO)
205,000	5.00%, 08/01/25 (c)	244,167
525,000	5.00%, 08/01/25 (c)	627,879
250,000	5.00%, 08/01/25 (c)	299,608
		4,346,704
Arizona: 1.1%
	Arizona Transportation Board, Highway Revenue (RB)
150,000	5.00%, 07/01/24 (c)	172,737
110,000	5.00%, 07/01/24 (c)	126,796
1,050,000	5.00%, 07/01/26 (c)	1,290,460
835,000	5.00%, 07/01/26 (c)	1,029,722
240,000	Board of Regents, Arizona State University, Series B (RB) 5.00%, 07/01/25 (c)	288,677
	Board of Regents, University of Arizona (RB)
215,000	3.00%, 06/01/26 (c)	230,345
165,000	5.00%, 06/01/26 (c)	200,742
	City of Mesa, Utility System Revenue (RB)
1,590,000	4.00%, 07/01/26 (c)	1,841,443
705,000	5.00%, 07/01/26 (c)	873,227
270,000	5.00%, 07/01/26 (c)	332,802
355,000	City of Phoenix (GO)
	5.00%, 07/01/26 (c)	442,504
	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB)
860,000	5.00%, 07/01/26 (c)	1,065,729
120,000	5.00%, 07/01/26 (c)	147,984
620,000	5.00%, 07/01/26 (c)	768,316
150,000	5.00%, 07/01/26 (c)	184,173
	City of Phoenix Civic Improvement Corp., Rental Car Facility Charge, Series A (RB)
275,000	5.00%, 07/01/29 (c)	335,022
1,000,000	5.00%, 07/01/29 (c)	1,227,550
	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB)
250,000	5.00%, 07/01/27 (c)	311,093
100,000	5.00%, 07/01/27 (c)	125,195
250,000	5.00%, 07/01/27 (c)	315,320
	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series D (RB)
550,000	5.00%, 07/01/27 (c)	680,273
120,000	5.00%, 07/01/27 (c)	150,845
320,000	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax, Series B (RB) 5.00%, 07/01/26	400,240
250,000	Maricopa County High School District No. 210 (GO) 5.00%, 07/01/27 (c)	313,608
	Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
20,000	3.13%, 01/01/27 (c)	21,833
215,000	5.00%, 01/01/28	280,257
710,000	5.00%, 01/01/29	945,564
	Maricopa County Special Health Care District, Series C (GO)
190,000	5.00%, 07/01/25	226,573
240,000	5.00%, 07/01/26	294,818
295,000	5.00%, 07/01/27	371,078
	Salt River Project Agricultural Improvement and Power District, Series A (RB)
1,150,000	5.00%, 01/01/27 (c)	1,461,627
250,000	5.00%, 01/01/28 (c)	318,875
2,000,000	5.00%, 01/01/28 (c)	2,570,740
100,000	University of Arizona (RB) 5.00%, 06/01/26 (c)	121,943
		19,468,111
Arkansas: 0.1%
305,000	City of Fayetteville, Sales and Use Tax Capital Improvements, Series A (RB) 2.00%, 11/01/26 (c)	317,850
280,000	City of Fort Worth, Water and Sewer Construction (RB) 5.00%, 10/01/28 (c)	353,525
1,000,000	City of Rogers, Sales and Use Tax, Series B (RB) 5.00%, 11/01/26 (c)	1,234,090
		1,905,465
California: 16.6%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM)
125,000	3.00%, 10/01/26 (c)	132,434
705,000	4.00%, 10/01/26 (c)	803,735
815,000	Alameda County Joint Powers Authority (RB) 5.00%, 12/01/26 (c)	1,009,060
270,000	Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	296,044
935,000	Bay Area Toll Authority, Series S-7 (RB) 4.00%, 04/01/27 (c)	1,113,071
	California Department of Water Resources, Central Valley Project Water System, Series AV (RB)
750,000	4.00%, 06/01/26 (c)	878,257
725,000	4.00%, 06/01/26 (c)	850,360
90,000	California Health Facilities Financing Authority, Adventist Health System West, Series A (RB) 4.00%, 03/01/26 (c)	103,671
310,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB) 5.00%, 08/15/26 (c)	383,752
400,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series B (RB) 3.00%, 08/15/26 (c)	438,592
750,000	California Health Facilities Financing Authority, CommonSpirit Health, Series A (RB) 4.00%, 04/01/30 (c)	896,850
175,000	California Health Facilities Financing Authority, El Camino Hospital (RB) 3.75%, 02/01/27 (c)	198,994
140,000	California Health Facilities Financing Authority, Kaiser Permanente, Series A-1 (RB) 5.00%, 11/01/27	182,658
160,000	California Health Facilities Financing Authority, Lucile Salter Packard Children Hospital, Series A (RB) 5.00%, 08/15/26 (c)	193,674
880,000	California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB) 5.00%, 10/01/26 (c)	1,084,274
750,000	California Health Facilities Financing Authority, Stanford Health Care, Series A (RB) 5.00%, 11/15/27 (c)	960,630
	California Health Facilities Financing Authority, Sutter Health, Series A (RB)
450,000	5.00%, 11/15/27 (c)	575,941
825,000	5.00%, 11/15/27 (c)	1,046,347
150,000	5.00%, 11/15/27 (c)	191,174
	California Infrastructure and Economic Development Bank, Clean Water State (RB)
100,000	5.00%, 10/01/25	122,301
100,000	5.00%, 10/01/25	122,301
130,000	5.00%, 04/01/26 (c)	159,975
550,000	5.00%, 04/01/26 (c)	681,901
935,000	5.00%, 04/01/26 (c)	1,158,147
55,000	5.00%, 04/01/26 (c)	68,031
150,000	5.00%, 10/01/26	189,725
170,000	5.00%, 04/01/27 (c)	215,191
840,000	California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/27 (c)	1,010,915
925,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 5.00%, 07/01/27 (c)	1,119,666
	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
360,000	3.00%, 09/01/27 (c)	405,378
500,000	3.00%, 09/01/27 (c)	565,425
270,000	5.00%, 09/01/24 (c)	316,211
	California State Public Works Board, Department of Corrections and Rehabilitation, Series E (RB)
655,000	2.50%, 10/01/26 (c)	714,684
400,000	4.00%, 10/01/26 (c)	475,220
	California State Public Works Board, Department of Corrections and Rehabilitation, Series H (RB)
270,000	3.00%, 12/01/25 (c)	300,845
345,000	3.38%, 12/01/25 (c)	382,964
110,000	4.00%, 12/01/25 (c)	127,424
225,000	5.00%, 12/01/25 (c)	275,321
	California State Public Works Board, Department of General Services, Series F (RB)
75,000	5.00%, 05/01/25 (c)	89,613
600,000	5.00%, 05/01/25 (c)	718,026
330,000	5.00%, 05/01/25 (c)	395,224
	California State Public Works Board, Various Capital Projects, Series B (RB)
120,000	5.00%, 10/01/27 (c)	154,655
340,000	5.00%, 10/01/27 (c)	438,896
445,000	5.00%, 10/01/27 (c)	575,394
	California State Public Works Board, Various Capital Projects, Series C (RB)
100,000	3.38%, 03/01/27 (c)	113,029
425,000	4.00%, 11/01/26 (c)	503,672
45,000	5.00%, 11/01/26 (c)	56,565
30,000	5.00%, 11/01/26 (c)	37,846
30,000	5.00%, 11/01/26 (c)	37,749
160,000	5.00%, 03/01/27	204,038
400,000	California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 10/01/26 (c)	502,856
950,000	California State Public Works Board, Various Correctional Facilities, Series C (RB) 5.00%, 11/01/28 (c)	1,257,401
	California State University, Series A (RB)
910,000	3.00%, 05/01/26 (c)	985,093
400,000	4.00%, 05/01/26 (c)	465,160
35,000	5.00%, 11/01/25 (c)	42,459
300,000	5.00%, 11/01/25 (c)	362,361
15,000	5.00%, 11/01/25 (c)	18,276
10,000	5.00%, 05/01/26 (c)	12,319
220,000	5.00%, 05/01/26 (c)	270,512
160,000	5.00%, 05/01/26 (c)	199,176
225,000	5.00%, 05/01/27 (c)	282,157
510,000	5.00%, 05/01/27 (c)	642,840
	California Statewide Communities Development Authority, Enloe Medical Center (RB)
1,065,000	3.00%, 02/15/26 (c)	1,170,201
450,000	3.25%, 02/15/26 (c)	491,449
725,000	5.00%, 02/15/26 (c)	886,711
735,000	5.00%, 02/15/26 (c)	893,870
100,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/26	117,387
1,500,000	California Statewide Communities Development Authority, Kaiser Permanente, Series L (RB) 5.00%, 11/01/29 (p)	2,045,100
1,000,000	California Statewide Communities Development Authority, Kaiser Permanente,, Series C-3 (RB) 5.00%, 11/01/29 (p)	1,364,410
	California Statewide Communities Development Authority, Methodist Hospital of Southern California (RB)
1,000,000	5.00%, 01/01/28 (c)	1,214,740
760,000	5.00%, 01/01/28 (c)	927,930
315,000	5.00%, 01/01/28 (c)	386,313
300,000	Campbell Union High School District, Series B (GO) 5.00%, 08/01/26 (c)	370,110
140,000	Chabot-Las Positas Community College District (GO) 4.00%, 08/01/26 (c)	163,143
480,000	City and County of San Francisco, Multiple Capital Improvement Projects, Series R-1 (CP) 5.00%, 04/01/27	611,578
255,000	City and County of San Francisco, Series B (CP) 3.00%, 10/01/25 (c)	276,999
15,000	City of Bakersfield, Wastewater Revenue, Series A (RB) 5.00%, 09/15/25 (c)	18,076
	City of Los Angeles, Department of Airports, Los Angeles International Airport, Series B (RB)
1,000,000	4.00%, 05/15/30 (c)	1,235,830
500,000	5.00%, 05/15/31 (c)	686,055
405,000	City of Los Angeles, Solid Waste Resources, Series A (RB) 4.00%, 02/01/28 (c)	487,478
565,000	City of Los Angeles, Wastewater System, Series A (RB) 5.00%, 06/01/27 (c)	717,262
200,000	City of San Jose, Refunding, Libraries, Parks and Public Safety Projects, Series C (GO) (AGM) 5.00%, 03/01/29 (c)	266,616
20,000	Contra Costa Transportation Authority (RB) 5.00%, 03/01/25 (c)	23,616
250,000	Corona-Norco Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	291,158
	County of Sacramento, Airport System, Series E (RB)
275,000	5.00%, 07/01/27	347,685
150,000	5.00%, 07/01/28 (c)	188,531
	County of Santa Clara, Series C (GO)
245,000	3.00%, 08/01/27 (c)	269,010
125,000	5.00%, 08/01/27 (c)	161,100
525,000	5.00%, 08/01/27 (c)	668,456
145,000	Desert Community College District (GO) 5.00%, 08/01/27 (c)	183,883
460,000	East Bay Municipal Utility District, Water System, Series A (RB) 5.00%, 06/01/27 (c)	586,748
	East Bay Municipal Utility District, Water System, Series B (RB)
220,000	5.00%, 06/01/27 (c)	282,275
145,000	5.00%, 06/01/27 (c)	187,315
2,590,000	East Side Union High School District, Series B (GO) (AGM) 3.00%, 08/01/27 (c)	2,822,919
1,070,000	Eastern Municipal Water District Financing Authority, Water and Wastewater, Series A (RB) 5.00%, 07/01/30 (c)	1,457,736
	Eastern Municipal Water District Financing Authority, Water and Wastewater, Series B (RB)
560,000	5.00%, 07/01/26 (c)	690,256
145,000	5.00%, 07/01/26 (c)	179,250
	Eastern Municipal Water District, Water and Wastewater, Series A (RB)
625,000	5.00%, 07/01/26 (c)	772,631
250,000	5.00%, 07/01/26 (c)	308,300
435,000	5.00%, 07/01/26 (c)	539,061
25,000	5.00%, 07/01/26 (c)	31,162
100,000	5.00%, 07/01/26 (c)	124,224
250,000	El Camino Healthcare District (GO) 4.00%, 02/01/27 (c)	290,990
	El Dorado Irrigation District, Series C (RB)
1,000,000	5.00%, 03/01/26 (c)	1,239,080
250,000	5.00%, 03/01/26 (c)	309,770
520,000	5.00%, 03/01/26 (c)	644,322
	Fontana Redevelopment Agency Successor Agency (TA)
205,000	5.00%, 10/01/26	251,521
760,000	5.00%, 10/01/27 (c)	939,960
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB)
330,000	3.25%, 06/01/25 (c)	358,496
395,000	3.25%, 06/01/25 (c)	431,056
220,000	5.00%, 06/01/25 (c)	258,568
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
1,420,000	5.00%, 06/01/27 (c)	1,768,681
2,380,000	5.00%, 06/01/28 (c)	2,984,330
1,000,000	5.00%, 06/01/28 (c)	1,273,120
	Imperial Irrigation District, Electric System, Series C (RB)
215,000	5.00%, 05/01/26 (c)	263,489
1,045,000	5.00%, 05/01/26 (c)	1,286,155
135,000	5.00%, 05/01/26 (c)	166,705
3,000,000	Kern High School District, Series A (GO) (AGM) 2.00%, 08/01/30 (c)	3,159,900
1,600,000	Kern High School District, Series C (GO) (AGM) 2.00%, 08/01/30 (c)	1,698,448
105,000	Long Beach Unified School District (GO) 5.00%, 08/01/26 (c)	132,059
	Los Angeles Community College District, Series A (GO)
175,000	5.00%, 08/01/24 (c)	204,661
265,000	5.00%, 08/01/24 (c)	309,915
330,000	5.00%, 08/01/24 (c)	385,932
170,000	Los Angeles Community College District, Series G (GO) 5.00%, 08/01/24 (c)	198,813
	Los Angeles Community College District, Series I (GO)
775,000	2.13%, 08/01/26 (c)	825,111
170,000	4.00%, 08/01/26 (c)	198,875
25,000	4.00%, 08/01/26	30,140
135,000	4.00%, 08/01/26 (c)	161,985
	Los Angeles Community College District, Series J (GO)
750,000	4.00%, 08/01/27 (c)	898,410
400,000	4.00%, 08/01/27 (c)	481,480
100,000	5.00%, 08/01/27 (c)	129,520
	Los Angeles County Metropolitan Transportation Authority, Series A (RB)
50,000	4.00%, 07/01/26 (c)	58,864
820,000	5.00%, 07/01/25 (c)	993,414
165,000	5.00%, 06/01/26 (c)	203,577
375,000	5.00%, 06/01/26 (c)	463,785
115,000	5.00%, 06/01/26 (c)	143,051
795,000	5.00%, 07/01/27 (c)	1,014,563
285,000	5.00%, 07/01/27 (c)	367,408
	Los Angeles County Public Works Financing Authority, Series B (RB)
15,000	5.00%, 12/01/25 (c)	18,154
435,000	5.00%, 12/01/25 (c)	529,952
320,000	Los Angeles County Public Works Financing Authority, Series D (RB) 5.00%, 12/01/25 (c)	387,168
450,000	Los Angeles County Public Works Financing Authority, Series E-1 (RB) 5.00%, 12/01/29 (c)	590,607
	Los Angeles Department of Water and Power, Series A (RB)
245,000	5.00%, 01/01/26 (c)	299,628
155,000	5.00%, 01/01/26 (c)	189,898
1,010,000	5.00%, 01/01/27 (c)	1,264,985
500,000	5.00%, 01/01/28 (c)	642,230
500,000	5.00%, 01/01/28 (c)	643,985
115,000	5.00%, 01/01/28 (c)	151,081
1,000,000	5.00%, 07/01/29	1,359,440
	Los Angeles Department of Water and Power, Series B (RB)
180,000	5.00%, 06/01/25 (c)	217,458
225,000	5.00%, 01/01/26 (c)	275,659
35,000	5.00%, 01/01/26 (c)	42,976
1,000,000	5.00%, 01/01/27 (c)	1,249,170
275,000	5.00%, 01/01/27 (c)	342,348
110,000	5.00%, 07/01/27	142,342
110,000	5.00%, 07/01/28 (c)	143,906
	Los Angeles Department of Water and Power, Series C (RB)
100,000	5.00%, 07/01/24 (c)	116,156
250,000	5.00%, 07/01/24 (c)	290,855
1,100,000	5.00%, 07/01/27 (c)	1,410,409
500,000	5.00%, 07/01/27 (c)	632,555
200,000	5.00%, 07/01/27 (c)	252,412
1,500,000	5.00%, 07/01/30 (c)	2,040,660
1,125,000	5.00%, 07/01/30 (c)	1,540,417
125,000	Los Angeles Department of Water and Power, Series D (RB) 5.00%, 07/01/28 (c)	162,090
	Los Angeles Unified School District, Series A (GO)
1,580,000	4.00%, 07/01/29 (c)	1,956,182
20,000	5.00%, 07/01/21 (c)	20,400
175,000	5.00%, 07/01/21 (c)	178,495
695,000	5.00%, 07/01/25 (c)	831,804
135,000	5.00%, 07/01/25 (c)	162,954
25,000	5.00%, 07/01/25 (c)	29,982
120,000	5.00%, 07/01/26	150,163
550,000	5.00%, 07/01/27	708,889
250,000	5.00%, 07/01/28	330,813
1,720,000	5.00%, 07/01/29 (c)	2,316,444
	Los Angeles Unified School District, Series B (GO)
270,000	2.00%, 07/01/26 (c)	284,475
780,000	3.00%, 07/01/26 (c)	856,666
1,055,000	3.00%, 07/01/26 (c)	1,151,786
885,000	5.00%, 07/01/26 (c)	1,097,781
915,000	5.00%, 07/01/26 (c)	1,124,544
	Los Angeles Unified School District, Series B-1 (GO)
295,000	5.00%, 01/01/28 (c)	373,491
585,000	5.00%, 01/01/28 (c)	747,109
645,000	5.00%, 01/01/28 (c)	830,302
1,880,000	Los Angeles Unified School District, Series C (GO) 3.00%, 07/01/30 (c)	2,137,955
3,675,000	Los Angeles Unified School District, Series RYQ (GO) 5.00%, 07/01/29	4,981,609
	Metropolitan Water District of Southern California, Series A (RB)
1,005,000	2.50%, 07/01/27	1,117,681
100,000	5.00%, 01/01/26 (c)	121,535
100,000	Metropolitan Water District of Southern California, Series B (RB) 5.00%, 07/01/28 (c)	131,724
	Monterey Peninsula Community College District (GO)
730,000	0.00%, 02/01/26 (c) ^	574,576
865,000	0.00%, 02/01/26 (c) ^	710,520
865,000	0.00%, 02/01/26 (c) ^	739,142
200,000	Municipal Improvement Corp. of Los Angeles, Series A (RB) 5.00%, 11/01/26 (c)	248,320
	Municipal Improvement Corp. of Los Angeles, Series B (RB)
135,000	5.00%, 11/01/26 (c)	168,826
615,000	5.00%, 11/01/26 (c)	767,514
275,000	5.00%, 11/01/26	345,499
265,000	5.00%, 11/01/26 (c)	332,252
	Northern California Transmission Agency Project, Series A (RB)
20,000	5.00%, 05/01/26 (c)	24,181
40,000	5.00%, 05/01/26 (c)	48,711
45,000	5.00%, 05/01/26 (c)	55,081
	Oakland Unified School District (GO)
175,000	5.00%, 08/01/26 (c)	214,769
625,000	5.00%, 08/01/26 (c)	764,056
385,000	5.00%, 08/01/26 (c)	473,107
525,000	5.00%, 08/01/26	646,096
975,000	5.00%, 08/01/26 (c)	1,199,055
400,000	Oakland Unified School District, Series C (GO) 5.00%, 08/01/27 (c)	491,640
325,000	Palm Springs Unified School District (GO) 4.00%, 08/01/26 (c)	376,106
	Palm Springs Unified School District, Series D (GO)
550,000	2.50%, 08/01/26 (c)	586,454
160,000	3.00%, 08/01/26 (c)	177,653
775,000	Palomar Health, Series B (GO) 5.00%, 08/01/26 (c)	928,473
350,000	Pittsburg Successor Agency, Los Medanos Community, Series A (AGM) (TA) 5.00%, 09/01/26 (c)	430,776
260,000	Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	296,392
	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series A (RB)
440,000	5.00%, 10/01/25 (c)	531,291
475,000	5.00%, 10/01/25 (c)	574,531
	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB)
100,000	4.00%, 11/01/26 (c)	118,239
230,000	5.00%, 05/01/25 (c)	276,106
1,215,000	5.00%, 11/01/26 (c)	1,510,099
25,000	5.00%, 11/01/26 (c)	31,184
170,000	5.00%, 11/01/26 (c)	214,904
	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series D (RB)
785,000	5.00%, 11/01/27 (c)	1,004,086
255,000	5.00%, 11/01/27 (c)	330,865
650,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/26 (c)	792,863
	Regents of the University of California, Series AR (RB)
500,000	5.00%, 05/15/26 (c)	615,205
750,000	5.00%, 05/15/26 (c)	925,455
455,000	Regents of the University of California, Series K (RB) 5.00%, 05/15/26 (c)	560,105
170,000	Riverside Community College District (GO) 5.00%, 08/01/25 (c)	203,900
160,000	Riverside County Public Financing Authority, Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects (TA) 3.00%, 10/01/25 (c)	170,414
730,000	Riverside County Transportation Commission, Series A (RB) 2.00%, 06/01/24 (c)	753,572
125,000	Riverside Redevelopment Agency Successor Agency, Series A (AGM) (TA) 5.00%, 09/01/26	155,813
	Sacramento City Financing Authority, Master Lease Program Facilities (RB)
110,000	5.00%, 12/01/25 (c)	134,661
210,000	5.00%, 12/01/25 (c)	258,214
	Sacramento County Sanitation Districts Financing Authority, Series A (RB)
170,000	5.00%, 06/01/24 (c)	197,307
250,000	5.00%, 06/01/24 (c)	288,710
1,000,000	Sacramento Municipal Utility District, Series D (RB) 5.00%, 08/15/28	1,329,130
	San Diego Association of Governments, South Bay Expressway, Series A (RB)
705,000	5.00%, 07/01/27 (c)	839,775
500,000	5.00%, 07/01/27 (c)	600,075
	San Diego Community College District (GO)
855,000	5.00%, 08/01/26 (c)	1,067,391
65,000	5.00%, 08/01/26 (c)	81,387
535,000	San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/29 (c)	692,766
	San Diego County Regional Airport Authority, Series B (RB)
1,295,000	5.00%, 07/01/30 (c)	1,697,628
2,075,000	5.00%, 07/01/30 (c)	2,746,677
1,630,000	5.00%, 07/01/30 (c)	2,179,375
	San Diego County Regional Transportation Commission, Series A (RB)
700,000	5.00%, 04/01/26 (c)	861,406
105,000	5.00%, 04/01/26 (c)	129,332
	San Diego County Water Authority, Series A (RB)
75,000	5.00%, 05/01/25 (c)	90,035
500,000	5.00%, 05/01/26 (c)	611,900
165,000	5.00%, 05/01/26 (c)	202,212
150,000	5.00%, 05/01/26 (c)	184,440
100,000	San Diego County Water Authority, Series B (RB) 5.00%, 05/01/26 (c)	121,572
150,000	San Diego County, Edgemoor and RCS Refunding, Series A (CP) 5.00%, 10/15/24 (c)	175,428
	San Diego Public Facilities Financing Authority (RB)
365,000	5.00%, 10/15/25 (c)	427,258
445,000	5.00%, 10/15/25 (c)	519,230
150,000	5.00%, 10/15/25 (c)	177,185
410,000	5.00%, 10/15/25 (c)	482,168
435,000	San Diego Public Facilities Financing Authority, Ballpark Refunding (RB) 5.00%, 10/15/25 (c)	516,319
	San Diego Public Facilities Financing Authority, Series A (RB)
210,000	5.00%, 05/15/26 (c)	260,614
135,000	5.00%, 05/15/26 (c)	168,500
185,000	San Diego Public Facilities Financing Authority, Series B (RB) 5.00%, 08/01/26	231,870
	San Diego Regional Building Authority, Series A (RB)
555,000	5.00%, 10/15/25 (c)	655,771
325,000	5.00%, 10/15/25 (c)	382,951
510,000	San Diego Unified School District, Series F (GO) 5.00%, 07/01/25 (c)	613,612
	San Diego Unified School District, Series I (GO)
115,000	0.00%, 07/01/25 (c) ^	72,210
220,000	0.00%, 07/01/25 (c) ^	144,731
650,000	5.00%, 07/01/27 (c)	829,569
	San Diego Unified School District, Series R-5 (GO)
20,000	4.00%, 07/01/26 (c)	23,628
520,000	5.00%, 07/01/26 (c)	648,492
575,000	San Diego Unified School District, Series SR-1 (GO) 4.00%, 07/01/26 (c)	673,377
210,000	San Francisco Bay Area Rapid Transit District, Series D (GO) 5.00%, 08/01/25 (c)	253,541
	San Francisco Bay Area Rapid Transit District, Series F-1 (GO)
900,000	5.00%, 08/01/28	1,203,624
140,000	5.00%, 08/01/29 (c)	187,121
110,000	5.00%, 08/01/29 (c)	148,537
140,000	San Francisco Community College District (GO) 5.00%, 06/15/25	168,843
	San Francisco County Transportation Authority (RB)
135,000	3.00%, 02/01/27 (c)	148,720
500,000	3.00%, 02/01/27 (c)	537,870
105,000	4.00%, 02/01/27	127,360
325,000	4.00%, 02/01/27 (c)	387,796
2,000,000	San Francisco Unified School District, Series B (GO) 4.00%, 06/15/28 (c)	2,401,800
165,000	San Joaquin County Transportation Authority (RB) 5.00%, 03/01/27 (c)	206,187
	San Joaquin County, Administration Building Project (CP) (AGM)
520,000	5.00%, 11/15/27 (c)	671,008
500,000	5.00%, 11/15/27 (c)	650,210
25,000	San Joaquin Delta Community College District, Series A (GO) 5.00%, 08/01/25 (c)	30,109
230,000	San Jose Redevelopment Agency, Series A (TA) 5.00%, 08/01/27 (c)	285,241
	San Marcos Unified School District (GO)
400,000	4.00%, 08/01/27 (c)	477,476
350,000	5.00%, 08/01/27 (c)	439,043
515,000	5.00%, 08/01/27 (c)	659,705
360,000	5.00%, 08/01/27 (c)	458,971
770,000	San Mateo Union High School District, Series C (GO) 4.00%, 09/01/26 (c)	905,774
	Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB)
400,000	4.00%, 05/15/25 (c)	454,168
760,000	4.00%, 05/15/25 (c)	864,918
	Santa Clara Unified School District (GO)
1,535,000	3.00%, 07/01/26 (c)	1,674,639
100,000	3.00%, 07/01/26 (c)	109,297
25,000	Santa Clara Valley Water District, Series A (RB) 5.00%, 12/01/25 (c)	30,377
500,000	Sequoia Union High School District (GO) 3.00%, 07/01/26 (c)	551,360
100,000	Southern California Public Power Authority, Milford Wind Corridor Phase I Project (RB) 5.00%, 07/01/29	135,846
120,000	State of California (GO) 4.00%, 09/01/26 (c)	142,254
	State of California, Department of Water Resources, Central Valley Project, Series AW (RB)
275,000	5.00%, 12/01/26 (c)	343,816
50,000	5.00%, 12/01/26 (c)	62,937
	State of California, Department of Water Resources, Central Valley Project, Series AX (RB)
100,000	5.00%, 12/01/27 (c)	128,603
915,000	5.00%, 12/01/27 (c)	1,181,878
365,000	State of California, Department of Water Resources, Central Valley Project, Series BA (RB) (AGM) 5.00%, 06/01/29 (c)	487,863
55,000	State of California, Series CL (GO) 3.75%, 12/01/24 (c)	59,349
	State of California, Various Purpose (GO)
400,000	2.00%, 09/01/26 (c)	430,184
645,000	3.00%, 09/01/26 (c)	715,776
150,000	3.00%, 09/01/26 (c)	163,347
350,000	3.00%, 10/01/29 (c)	397,264
1,575,000	3.13%, 04/01/29 (c)	1,800,193
605,000	3.50%, 08/01/27	725,256
130,000	4.00%, 08/01/26 (c)	152,692
700,000	4.00%, 08/01/26 (c)	823,872
650,000	4.00%, 09/01/26 (c)	768,950
950,000	4.00%, 09/01/26 (c)	1,126,177
2,110,000	4.00%, 09/01/26 (c)	2,501,299
1,200,000	4.00%, 09/01/26 (c)	1,432,896
645,000	4.00%, 09/01/26 (c)	763,035
250,000	4.00%, 09/01/26 (c)	294,830
100,000	4.00%, 11/01/27 (c)	121,306
600,000	4.00%, 11/01/27	742,488
2,000,000	4.00%, 03/01/29	2,536,780
2,000,000	4.00%, 03/01/30 (c)	2,474,220
9,500,000	4.00%, 03/01/30 (c)	11,794,345
3,445,000	4.00%, 11/01/30 (c)	4,355,031
390,000	5.00%, 09/01/21 (c)	401,041
140,000	5.00%, 09/01/21 (c)	143,955
355,000	5.00%, 09/01/21 (c)	365,093
330,000	5.00%, 09/01/21 (c)	339,323
115,000	5.00%, 09/01/21 (c)	118,263
345,000	5.00%, 09/01/23 (c)	387,400
500,000	5.00%, 04/01/24 (c)	572,125
30,000	5.00%, 09/01/25 (c)	36,392
1,075,000	5.00%, 04/01/26 (c)	1,325,969
510,000	5.00%, 08/01/26 (c)	637,000
955,000	5.00%, 08/01/26 (c)	1,193,406
1,165,000	5.00%, 08/01/26 (c)	1,455,831
1,050,000	5.00%, 08/01/26 (c)	1,314,715
150,000	5.00%, 08/01/26 (c)	187,632
190,000	5.00%, 08/01/26 (c)	234,983
600,000	5.00%, 08/01/26 (c)	744,984
115,000	5.00%, 08/01/26 (c)	141,946
915,000	5.00%, 08/01/26 (c)	1,134,417
185,000	5.00%, 08/01/26 (c)	231,640
390,000	5.00%, 09/01/26 (c)	484,680
125,000	5.00%, 09/01/26 (c)	156,516
250,000	5.00%, 09/01/26 (c)	313,033
455,000	5.00%, 09/01/26 (c)	564,892
15,000	5.00%, 09/01/26	18,905
1,615,000	5.00%, 09/01/26 (c)	2,017,135
2,985,000	5.00%, 09/01/26 (c)	3,700,385
2,000,000	5.00%, 09/01/26 (c)	2,505,520
150,000	5.00%, 09/01/26 (c)	188,103
1,000,000	5.00%, 09/01/26 (c)	1,252,760
770,000	5.00%, 09/01/26 (c)	965,595
2,260,000	5.00%, 09/01/26 (c)	2,812,864
320,000	5.00%, 09/01/26 (c)	399,680
1,030,000	5.00%, 04/01/27	1,321,006
3,395,000	5.00%, 08/01/27 (c)	4,379,584
1,920,000	5.00%, 08/01/27 (c)	2,473,075
950,000	5.00%, 08/01/27 (c)	1,221,120
285,000	5.00%, 10/01/27	370,765
1,020,000	5.00%, 11/01/27 (c)	1,320,910
2,645,000	5.00%, 11/01/27 (c)	3,412,367
1,000,000	5.00%, 11/01/27 (c)	1,296,800
2,480,000	5.00%, 11/01/27 (c)	3,221,644
2,000,000	5.00%, 11/01/27	2,607,840
710,000	5.00%, 04/01/28	935,134
275,000	5.00%, 08/01/28 (c)	362,486
2,445,000	5.00%, 08/01/28 (c)	3,171,043
750,000	5.00%, 08/01/28	996,510
300,000	5.00%, 10/01/28 (c)	398,232
400,000	5.00%, 11/01/28	534,864
150,000	5.00%, 04/01/29 (c)	199,638
3,500,000	5.00%, 04/01/29 (c)	4,609,255
1,735,000	5.00%, 04/01/29	2,341,868
1,390,000	5.00%, 10/01/29 (c)	1,890,706
1,000,000	5.00%, 10/01/29	1,365,000
3,000,000	5.00%, 10/01/29 (c)	4,061,670
2,590,000	5.00%, 04/01/30	3,564,151
1,000,000	5.00%, 11/01/30	1,395,180
1,610,000	5.00%, 11/01/30 (c)	2,199,485
380,000	5.00%, 04/01/31	532,460
3,500,000	5.00%, 04/01/32	4,996,320
	Stockton Unified School District (GO)
100,000	5.00%, 02/01/26 (c)	120,454
100,000	5.00%, 02/01/26 (c)	121,000
335,000	Successor Agency to the Redevelopment Agency of the City of San Diego, Series A (TA) 5.00%, 09/01/25 (c)	406,174
	Trustees of the California State University, Series A (RB)
250,000	4.00%, 05/01/26 (c)	298,220
410,000	5.00%, 05/01/26 (c)	507,974
750,000	5.00%, 05/01/26 (c)	925,702
830,000	5.00%, 05/01/26 (c)	1,030,287
	Tuolumne Wind Project Authority, Series A (RB)
405,000	5.00%, 01/01/27 (c)	513,390
125,000	5.00%, 01/01/27	159,641
	Turlock Irrigation District (RB)
500,000	5.00%, 01/01/30 (c)	661,540
1,000,000	5.00%, 01/01/30 (c)	1,332,370
130,000	University of California, Series AO (RB) 5.00%, 05/15/25 (c)	155,860
10,000	University of California, Series AR (RB) 5.00%, 05/15/26 (c)	12,316
385,000	University of California, Series AY (RB) 5.00%, 05/15/27 (c)	490,070
	University of California, Series AZ (RB)
310,000	5.00%, 05/15/28 (c)	403,220
275,000	5.00%, 05/15/28 (c)	360,756
1,500,000	University of California, Series BE (RB) 5.00%, 05/15/30 (c)	2,029,815
1,170,000	University of California, Series O (RB) 5.00%, 05/15/28 (c)	1,505,065
	West Basin Municipal Water District, Series A (RB)
155,000	5.00%, 02/01/26 (c)	190,633
100,000	5.00%, 02/01/26 (c)	123,324
20,000	West Contra Costa Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	23,734
		297,946,273
Colorado: 1.7%
250,000	Adams 12 Five Star Schools, Series B (GO) 5.00%, 12/15/26 (c)	315,690
540,000	Adams and Arapahoe Joint School District No. 28J, Series A (GO) (SAW) 5.00%, 12/01/26 (c)	673,024
	Adams and Weld Counties, School District No. 27J (GO) (SAW)
365,000	4.00%, 12/01/25 (c)	419,290
160,000	5.00%, 12/01/25 (c)	193,390
	Board of Governors of Colorado State University System (RB)
935,000	5.00%, 03/01/28 (c)	1,189,479
510,000	5.00%, 03/01/28 (c)	658,242
1,050,000	Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 06/01/27 (c)	1,274,542
1,000,000	Cherry Creek School District No. 5 (GO) (SAW) 5.00%, 12/15/25 (c)	1,219,420
150,000	City and County of Denver, Series A (RB) 5.00%, 08/01/26 (c)	183,240
200,000	City and County of Denver, Series A-2 (RB) 0.00%, 08/01/26 (c) ^	135,134
	City of Aurora, Water Revenue, First Lien (RB)
1,015,000	5.00%, 08/01/26 (c)	1,246,664
500,000	5.00%, 08/01/26 (c)	616,245
	City of Colorado Springs, Utilities System, Series A-1 (RB)
100,000	5.00%, 11/15/27 (c)	127,703
120,000	5.00%, 11/15/27 (c)	154,286
110,000	5.00%, 11/15/27 (c)	142,029
545,000	Colorado Health Facilities Authority, Adventist Health System, Series B (RB) 5.00%, 05/15/26 (c)	659,657
155,000	Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB) 5.00%, 08/01/29 (c)	196,351
2,000,000	Colorado Health Facilities Authority, CommonSpirit Health, Series B-2 (RB) 5.00%, 02/01/26 (c) (p)	2,415,320
280,000	Colorado Health Facilities Authority, NCMC, Inc. Project (RB) 3.25%, 05/15/26 (c)	321,857
115,000	Colorado Higher Education, Series A (CP) 5.00%, 11/01/26	144,036
	Denver Convention Center Hotel Authority (RB)
680,000	5.00%, 12/01/26 (c)	792,431
570,000	5.00%, 12/01/26 (c)	679,315
250,000	5.00%, 12/01/26 (c)	299,675
295,000	El Paso County School District No. 20 (GO) (SAW) 5.00%, 12/15/26 (c)	366,328
	Garfield Pitkin and Eagle Counties School District No. RE-1 (GO)
565,000	5.00%, 12/15/25 (c)	688,057
975,000	5.00%, 12/15/25 (c)	1,190,514
1,110,000	Jefferson County School District R-1 (GO) 5.00%, 12/15/28 (c)	1,470,939
	Mesa County Valley School District No. 51 (GO) (SAW)
500,000	5.00%, 12/01/27 (c)	639,835
500,000	5.00%, 12/01/27 (c)	642,480
200,000	5.25%, 12/01/27 (c)	260,914
	Park Creek Metropolitan District, Series A (RB)
105,000	5.00%, 12/01/25 (c)	122,598
560,000	5.00%, 12/01/25 (c)	661,035
250,000	5.00%, 12/01/25 (c)	296,140
	Regents of the University of Colorado, Series B-1 (RB)
600,000	2.75%, 06/01/26 (c)	659,568
1,000,000	4.00%, 06/01/26 (c)	1,153,470
540,000	4.00%, 06/01/26 (c)	623,695
	Regional Transportation District, Series B (RB)
1,995,000	5.00%, 11/01/27 (c)	2,512,882
100,000	5.00%, 11/01/27 (c)	126,222
410,000	State of Colorado, Series K (CP) 5.00%, 03/15/27 (c)	511,122
190,000	State of Colorado, Series M (CP) 5.00%, 03/15/28 (c)	244,460
	University of Colorado, Series A-2 (RB)
800,000	3.00%, 06/01/24 (c)	841,416
500,000	4.00%, 06/01/28 (c)	596,115
250,000	5.00%, 06/01/27	320,563
155,000	5.00%, 06/01/28	204,138
860,000	University of Colorado, Series B-1 (RB) 2.25%, 06/01/26 (c)	934,356
1,480,000	Weld County School District No. 6 (GO) (SAW) 5.00%, 12/01/29 (c)	1,971,582
		31,095,449
Connecticut: 2.3%
160,000	City of Hartford, Series C (GO) (AGM) 4.00%, 07/15/25 (c)	180,334
	Connecticut Housing Finance Authority, Series A-1 (RB)
260,000	2.88%, 05/15/25 (c)	277,308
350,000	3.65%, 11/15/26 (c)	386,018
110,000	3.88%, 11/15/26 (c)	122,529
500,000	Connecticut Housing Finance Authority, Series D-1 (RB) 3.20%, 11/15/26 (c)	545,180
200,000	Connecticut Housing Finance Authority, Series F-1 (RB) 3.05%, 05/15/26 (c)	215,718
335,000	Connecticut State Health and Educational Facilities Authority, Hardford Health Issue, Series A (RB) (SD CRED PROG) 5.00%, 01/01/30 (c)	430,545
250,000	Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	268,613
	Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB)
525,000	4.00%, 07/01/29 (c)	618,996
315,000	4.00%, 07/01/29 (c)	372,380
2,200,000	5.00%, 07/01/29 (c)	2,820,004
140,000	Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 3.13%, 06/01/26 (c)	152,116
1,000,000	Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series B-1 (RB) (AGM) 5.00%, 07/01/29	1,361,400
305,000	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 09/01/24 (c)	351,875
	South Central Connecticut Regional Water Authority, Series B (RB)
310,000	4.00%, 08/01/26 (c)	349,175
500,000	4.00%, 08/01/26 (c)	564,240
25,000	5.00%, 08/01/26 (c)	30,919
	State of Connecticut, Series A (GO)
1,000,000	3.00%, 01/15/31 (c)	1,128,260
230,000	3.25%, 03/15/26 (c)	250,445
1,655,000	4.00%, 01/15/31	2,119,923
780,000	5.00%, 03/15/26 (c)	958,246
110,000	5.00%, 03/15/26 (c)	133,001
680,000	5.00%, 04/15/27 (c)	853,074
350,000	5.00%, 05/01/27 (c)	436,135
1,000,000	5.00%, 04/15/28 (c)	1,254,660
1,000,000	5.00%, 04/15/29	1,330,240
	State of Connecticut, Series B (GO)
785,000	5.00%, 04/15/27	996,322
135,000	5.00%, 04/15/27	171,342
	State of Connecticut, Series C (GO)
1,205,000	4.00%, 06/15/28 (c)	1,430,118
850,000	4.00%, 06/01/30 (c)	1,041,981
710,000	State of Connecticut, Series D (GO) 4.00%, 08/15/26 (c)	821,875
	State of Connecticut, Series E (GO)
395,000	3.00%, 10/15/26 (c)	429,653
400,000	5.00%, 09/15/27	513,396
1,335,000	5.00%, 09/15/28 (c)	1,734,472
	State of Connecticut, Special Tax Obligation, Series A (RB)
785,000	4.00%, 09/01/26 (c)	896,729
335,000	5.00%, 08/01/25 (c)	400,814
255,000	5.00%, 08/01/25 (c)	303,221
520,000	5.00%, 08/01/25 (c)	623,438
200,000	5.00%, 09/01/26 (c)	243,758
475,000	5.00%, 09/01/26 (c)	581,533
190,000	5.00%, 01/01/28 (c)	238,771
2,000,000	5.00%, 05/01/30 (c)	2,614,740
	State of Connecticut, Special Tax Obligation, Series B (RB)
335,000	5.00%, 09/01/26 (c)	416,328
275,000	5.00%, 09/01/26 (c)	342,617
470,000	5.00%, 10/01/26	588,760
1,025,000	5.00%, 10/01/28	1,349,699
260,000	State of Connecticut, Special Tax Obligation, Series C (RB) 5.00%, 10/01/26	325,697
	State of Connecticut, State Revolving Fund, Series A (RB)
1,000,000	5.00%, 05/01/27 (c)	1,249,280
275,000	5.00%, 02/01/29 (c)	359,153
	University of Connecticut, Series A (RB)
210,000	3.00%, 03/15/26 (c)	224,797
265,000	5.00%, 03/15/26 (c)	317,176
380,000	5.00%, 03/15/26 (c)	457,493
280,000	5.00%, 03/15/26 (c)	340,351
435,000	5.00%, 03/15/26 (c)	526,267
745,000	5.00%, 01/15/27 (c)	921,595
335,000	5.00%, 01/15/27 (c)	419,095
460,000	5.00%, 01/15/27	578,873
1,000,000	5.00%, 04/15/28 (c)	1,289,550
500,000	5.00%, 11/01/28 (c)	637,965
500,000	5.00%, 11/01/28 (c)	641,225
		41,539,418
Delaware: 0.4%
180,000	Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 3.00%, 07/01/27 (c)	199,561
220,000	Delaware Transportation Authority (RB) 5.00%, 07/01/26 (c)	273,827
	State of Delaware (GO)
505,000	3.13%, 03/01/27 (c)	557,459
500,000	4.00%, 03/01/27 (c)	598,685
	State of Delaware, Series A (GO)
650,000	2.00%, 01/01/30 (c)	668,297
545,000	2.13%, 03/01/26 (c)	579,989
100,000	5.00%, 02/01/27	127,760
500,000	5.00%, 02/01/28 (c)	649,110
500,000	5.00%, 02/01/28	657,205
810,000	5.00%, 10/01/28	1,083,691
1,000,000	5.00%, 01/01/30 (c)	1,370,800
		6,766,384
District of Columbia: 1.7%
2,250,000	District of Columbia (RB) (SAW) 5.00%, 12/01/29 (c)	2,979,225
130,000	District of Columbia, Children’s Hospital Obligated Group (RB) 5.00%, 01/15/26 (c)	155,510
	District of Columbia, Georgetown University Issue (RB)
645,000	5.00%, 04/01/27 (c)	788,654
105,000	5.00%, 04/01/27 (c)	129,973
	District of Columbia, Series A (GO)
250,000	5.00%, 06/01/26 (c)	307,120
290,000	5.00%, 06/01/26 (c)	355,064
210,000	5.00%, 06/01/26 (c)	259,970
30,000	5.00%, 06/01/26 (c)	37,032
2,500,000	5.00%, 06/01/27 (c)	3,142,025
580,000	5.00%, 06/01/27 (c)	730,759
170,000	5.00%, 06/01/27 (c)	214,992
750,000	5.00%, 06/01/28 (c)	966,877
1,000,000	5.00%, 09/01/29 (c)	1,327,480
	District of Columbia, Series C (RB)
225,000	5.00%, 10/01/27	292,709
1,000,000	5.00%, 05/01/30 (c)	1,348,850
	District of Columbia, Series D (GO)
500,000	4.00%, 06/01/27 (c)	591,680
125,000	5.00%, 12/01/26 (c)	158,328
20,000	5.00%, 12/01/26 (c)	25,057
160,000	5.00%, 12/01/26 (c)	201,606
1,500,000	5.00%, 06/01/27 (c)	1,921,515
500,000	5.00%, 06/01/27 (c)	632,330
25,000	District of Columbia, Series E (GO) 5.00%, 12/01/26 (c)	31,321
195,000	District of Columbia, Water and Sewer Authority, Public Utility, Subordinated Lien, Series A (RB) 5.00%, 04/01/26 (c)	237,514
	District of Columbia, Water and Sewer Authority, Public Utility, Subordinated Lien, Series B (RB)
410,000	5.00%, 10/01/25 (c)	498,027
430,000	5.00%, 04/01/26 (c)	525,460
100,000	5.00%, 04/01/26 (c)	122,314
560,000	Metropolitan Washington Airports Authority, Airport System, Series B (RB) 5.00%, 10/01/28	744,761
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB)
250,000	4.00%, 10/01/29 (c)	291,675
250,000	4.00%, 10/01/29 (c)	292,673
2,545,000	Washington Convention and Sports Authority, Senior Lien, Series A (RB) 5.00%, 10/01/27 (c)	3,012,720
	Washington Metropolitan Area Transit Authority (RB)
175,000	5.00%, 07/01/27 (c)	222,805
275,000	5.00%, 07/01/27	352,041
	Washington Metropolitan Area Transit Authority, Series A-1 (RB)
140,000	5.00%, 07/01/27 (c)	175,659
330,000	5.00%, 07/01/27	422,449
	Washington Metropolitan Area Transit Authority, Series A-2 (RB)
810,000	5.00%, 07/01/27 (c)	1,005,672
550,000	5.00%, 07/01/27 (c)	684,887
300,000	5.00%, 07/01/27 (c)	374,949
	Washington Metropolitan Area Transit Authority, Series B (RB)
1,205,000	5.00%, 07/01/27 (c)	1,500,526
880,000	5.00%, 07/01/27 (c)	1,092,582
650,000	5.00%, 07/01/27 (c)	815,561
240,000	5.00%, 07/01/27	307,236
555,000	5.00%, 07/01/27 (c)	698,823
		29,976,411
Florida: 4.1%
490,000	Alachua County, Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Series B-1 (RB) 5.00%, 12/01/29 (c)	636,387
520,000	Central Florida Expressway Authority (RB) 3.00%, 07/01/27 (c)	560,903
	Central Florida Expressway Authority, Series A (RB)
815,000	3.00%, 07/01/26 (c)	869,898
395,000	3.25%, 07/01/26 (c)	422,686
175,000	City of Cape Coral, Water and Sewer (RB) 5.00%, 10/01/27 (c)	222,866
	City of Gainesville, Utilities System, Series A (RB)
500,000	5.00%, 10/01/27 (c)	628,705
195,000	5.00%, 10/01/27 (c)	246,149
1,095,000	City of Jacksonville, Series A (RB) 5.00%, 10/01/29 (c)	1,453,229
250,000	City of Jacksonville, Series B (RB) 5.00%, 10/01/26 (c)	311,903
585,000	5.00%, 10/01/27	752,170
210,000	City of Jacksonville, Transportation Revenue (RB) 5.00%, 10/01/25 (c)	250,996
540,000	City of Lakeland, Lakeland Regional Health System (RB) 5.00%, 11/15/26 (c)	663,417
375,000	City of Orlando, Senior Tourist Development Tax, 6th Cent Contract Payments, Series A (RB) (AGM) 5.00%, 11/01/26	463,219
	City of Port St. Lucie, Utility System (RB)
500,000	4.00%, 09/01/26 (c)	587,115
585,000	5.00%, 09/01/26 (c)	724,113
100,000	County of Lee, Transportation Facilities (RB) (AGM) 5.00%, 10/01/24 (c)	116,383
	County of Miami-Dade (RB)
565,000	0.00%, 10/01/26 (c) ^	429,784
400,000	0.00%, 10/01/26 (c) ^	291,244
640,000	5.00%, 10/01/26	795,642
690,000	5.00%, 10/01/26 (c)	845,540
510,000	5.00%, 10/01/26 (c)	629,692
115,000	5.00%, 10/01/26 (c)	141,209
	County of Miami-Dade, Aviation Revenue, Series A (RB)
750,000	5.00%, 10/01/26 (c)	901,927
460,000	5.00%, 10/01/26 (c)	565,326
100,000	5.00%, 10/01/26 (c)	123,733
	County of Miami-Dade, Building Better Communities Program, Series A (GO) (SAW)
1,600,000	4.00%, 07/01/30 (c)	2,003,792
100,000	5.00%, 07/01/25 (c)	120,121
555,000	5.00%, 07/01/26 (c)	682,101
520,000	5.00%, 07/01/26 (c)	645,024
100,000	5.00%, 07/01/26 (c)	125,197
280,000	5.00%, 07/01/26 (c)	344,792
	County of Miami-Dade, Capital Asset Acquisition, Series B (RB)
260,000	3.13%, 04/01/26 (c)	282,875
520,000	5.00%, 04/01/26 (c)	636,033
	County of Miami-Dade, Expressway Authority Toll System, Series A (RB)
25,000	5.00%, 07/01/26 (c)	30,193
105,000	5.00%, 07/01/26 (c)	127,241
250,000	County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/26 (c)	285,033
800,000	County of Miami-Dade, Water and Sewer System (RB) 5.00%, 10/01/27 (c)	1,030,176
	County of Miami-Dade, Water and Sewer System, Series B (RB)
370,000	3.00%, 10/01/27 (c)	409,834
605,000	5.00%, 10/01/25 (c)	725,879
	County of Orange, Water and Wastewater Utility System (RB)
1,000,000	5.00%, 10/01/30 (c)	1,363,930
1,000,000	5.00%, 10/01/30 (c)	1,368,290
125,000	Florida Department of Environmental Protection, Series A (RB) 5.00%, 07/01/27	160,383
	Florida Department of Management Services, Series A (CP)
105,000	5.00%, 08/01/25	126,876
425,000	5.00%, 09/01/27 (c)	547,315
175,000	5.00%, 11/01/27	226,300
500,000	Florida Higher Educational Facilities Financial Authority, Nova Southeastern University Project (RB) 5.00%, 04/01/26 (c)	581,915
	Florida Housing Finance Corp., Series 1 (RB)
265,000	3.25%, 01/01/27 (c)	283,683
485,000	3.60%, 01/01/27 (c)	519,799
	Florida Housing Finance Corp., Series 2 (RB)
1,000,000	2.10%, 01/01/30 (c)	1,032,410
385,000	3.20%, 07/01/25 (c)	407,230
	Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB)
635,000	3.00%, 10/01/26 (c)	690,505
125,000	5.00%, 10/01/26 (c)	153,316
195,000	5.00%, 10/01/26 (c)	240,156
470,000	5.00%, 10/01/27	601,835
265,000	Florida State Department of Transportation, Turnpike Enterprise, Series B (RB) 5.00%, 07/01/25 (c)	318,708
815,000	Halifax Hospital Medical Center (RB) 3.38%, 06/01/26 (c)	888,700
	Hernando County School District, Series A (CP) (AGM)
245,000	3.00%, 07/01/26 (c)	264,304
450,000	3.00%, 07/01/26 (c)	486,738
470,000	3.00%, 07/01/26 (c)	509,522
	JEA Electric System, Series B (RB)
175,000	3.38%, 10/01/22 (c)	180,201
885,000	5.00%, 10/01/27 (c)	1,098,391
	JEA Electric System, Series Three B (RB)
850,000	5.00%, 10/01/27 (c)	1,071,382
610,000	5.00%, 10/01/27 (c)	772,364
650,000	5.00%, 10/01/27	830,375
605,000	Lee Memorial Health System, Series A-1 (RB) 5.00%, 04/01/29 (c)	778,242
160,000	Manatee County School District (RB) (AGM) 5.00%, 04/01/27 (c)	198,826
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA)
815,000	5.00%, 02/01/24 (c)	920,298
610,000	5.00%, 02/01/24 (c)	686,091
860,000	5.00%, 02/01/24 (c)	973,030
640,000	5.00%, 02/01/24 (c)	725,549
145,000	5.00%, 02/01/24 (c)	163,965
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (TA)
355,000	5.00%, 02/01/24 (c)	398,945
320,000	5.00%, 02/01/24 (c)	360,122
425,000	5.00%, 02/01/24 (c)	479,502
420,000	Orange County Health Facilities Authority (RB) 5.00%, 08/01/23 (c)	466,389
410,000	Orange County School Board, Series C (CP) 5.00%, 08/01/26 (c)	502,586
310,000	Orange County School Board, Series D (CP) 5.00%, 08/01/25 (c)	369,684
	Orange County, Tourist Development Tax (RB)
100,000	5.00%, 10/01/25 (c)	119,494
190,000	5.00%, 10/01/26	238,009
360,000	5.00%, 10/01/27	462,874
280,000	5.00%, 10/01/29	374,682
490,000	5.00%, 10/01/30	667,081
500,000	Orange County, Tourist Development Tax, Series B (RB) 5.00%, 10/01/26 (c)	616,375
120,000	Orlando Utilities Commission, Series A (RB) 5.00%, 10/01/27 (c)	152,632
350,000	Palm Beach County Health Facilities Authority, Act Retirement - Life Communities, Inc. (RB) 5.00%, 11/15/26 (c)	417,214
	Palm Beach County School Board, Series A (CP)
125,000	5.00%, 08/01/26	156,128
120,000	5.00%, 08/01/27	154,409
275,000	5.00%, 08/01/30 (c)	364,114
695,000	Palm Beach County School Board, Series C (CP) 5.00%, 08/01/28 (c)	909,352
1,000,000	Pasco County School Board, Series C (CP) (AGM) 5.00%, 08/01/30 (c)	1,314,920
	Polk County School District (RB)
100,000	5.00%, 10/01/29 (c)	132,534
1,000,000	5.00%, 10/01/29 (c)	1,331,520
175,000	Reedy Creek Improvement District, Series A (GO) 5.00%, 06/01/27 (c)	219,895
200,000	School Board of Duval County, Series B (CP) 5.00%, 07/01/25 (c)	237,344
125,000	School Board of Miami-Dade County (GO) 3.25%, 03/15/27 (c)	138,343
720,000	School Board of Miami-Dade County, Series B (CP) (AGM) 5.00%, 05/01/25 (c)	855,259
	School Board of Miami-Dade County, Series C (CP)
540,000	3.25%, 03/01/21 (c)	540,821
265,000	3.25%, 03/01/21 (c)	265,421
	School Board of Miami-Dade County, Series D (CP)
265,000	5.00%, 02/01/26 (c)	323,274
165,000	5.00%, 02/01/26	201,556
200,000	School District of Broward County, Series A (CP) 5.00%, 07/01/26 (c)	241,424
	South Broward Hospital District (RB)
500,000	4.00%, 05/01/26 (c)	567,195
435,000	5.00%, 05/01/26 (c)	528,481
	South Florida Water Management District (CP)
400,000	3.00%, 04/01/26 (c)	435,948
210,000	5.00%, 04/01/26 (c)	254,833
	South Miami Health Facilities Authority (RB)
800,000	5.00%, 08/15/27 (c)	1,001,880
710,000	5.00%, 08/15/27 (c)	900,323
	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO)
650,000	4.00%, 06/01/28 (c)	794,365
815,000	5.00%, 06/01/25 (c)	982,254
795,000	5.00%, 06/01/28 (c)	1,042,293
400,000	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO)
	5.00%, 06/01/27 (c)	515,864
	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) (AMBAC)
510,000	3.00%, 06/01/29 (c)	585,495
500,000	4.00%, 06/01/26 (c)	590,315
725,000	4.00%, 06/01/26 (c)	854,615
780,000	4.00%, 06/01/27 (c)	933,871
585,000	5.00%, 06/01/27	755,609
145,000	5.00%, 06/01/28 (c)	190,614
	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO)
10,000	5.00%, 06/01/26 (c)	12,481
105,000	5.00%, 06/01/28	139,440
	State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
590,000	2.38%, 06/01/26 (c)	634,610
200,000	4.00%, 06/01/25 (c)	229,892
135,000	State of Florida, Board of Education, Public Education Capital Outlay, Series F (GO) 5.00%, 06/01/26 (c)	168,495
1,000,000	State of Florida, Department of Transportation Financing Corp. (RB) 3.00%, 07/01/30 (c)	1,166,890
115,000	State of Florida, Department of Transportation Financing Corp., Series B (RB) 5.00%, 07/01/28 (c)	149,004
880,000	State of Florida, Department of Transportation, Federal Highway Reimbursement, Series A (RB) 5.00%, 07/01/30	1,187,877
	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series A (GO)
600,000	3.00%, 07/01/27 (c)	664,518
555,000	3.00%, 07/01/27 (c)	628,915
40,000	5.00%, 07/01/26 (c)	50,201
750,000	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series B (GO) 5.00%, 07/01/28 (c)	990,630
580,000	State of Florida, Department of Transportation, Turnpike, Series A (RB) 5.00%, 07/01/28 (c)	754,354
555,000	State of Florida, Department of Transportation, Turnpike, Series B (RB) 2.63%, 07/01/25 (c)	604,928
740,000	State of Florida, Department of Transportation, Turnpike, Series C (RB) 5.00%, 07/01/26 (c)	913,456
280,000	Volusia County School Board, Master Lease Program, Series B (CP) 5.00%, 08/01/24 (c)	323,019
		72,817,724
Georgia: 2.1%
420,000	Augusta, Water and Sewer (RB) 3.00%, 10/01/27 (c)	464,407
500,000	City of Atlanta, Airport Passenger Facility Charge (RB) 5.00%, 07/01/29 (c)	652,250
200,000	City of Atlanta, Water and Wastewater (RB) 4.00%, 11/01/29 (c)	247,274
250,000	Clarke County Hospital Authority, Series A (RB) 5.00%, 07/01/26 (c)	304,913
750,000	Cobb County Kennestone Hospital Authority, Series A (RB) 5.00%, 04/01/27 (c)	921,105
3,000,000	County of Fulton, Water and Sewerage, Series A (RB) 3.00%, 01/01/30 (c)	3,399,540
	Forsyth County School District (GO)
1,000,000	5.00%, 02/01/28 (c)	1,291,820
1,000,000	5.00%, 02/01/28 (c)	1,305,530
1,045,000	5.00%, 02/01/29	1,407,949
	Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB)
225,000	5.00%, 02/15/27 (c)	272,527
100,000	5.00%, 02/15/27 (c)	123,251
925,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB) 2.90%, 12/01/25 (c)	986,873
	Metropolitan Atlanta Rapid Transit Authority, Series B (RB)
300,000	5.00%, 07/01/26 (c)	371,067
30,000	5.00%, 07/01/26 (c)	37,159
	Metropolitan Atlanta Rapid Transit Authority, Series C (RB)
495,000	5.00%, 07/01/26 (c)	614,706
235,000	5.00%, 07/01/26 (c)	292,192
	Municipal Electric Authority of Georgia, Series A (RB)
200,000	5.00%, 07/01/26 (c)	244,844
1,090,000	5.00%, 07/01/26 (c)	1,336,438
500,000	Private Colleges and Universities Authority, Emory University, Series A (RB) 5.00%, 09/01/29 (c)	667,210
350,000	Private Colleges and Universities Authority, Emory University, Series B (RB) 4.00%, 09/01/30 (c)	434,518
345,000	Richmond County Hospital Authority, University Health Services, Inc. Project (RB) 3.00%, 07/01/26 (c)	367,366
835,000	5.00%, 07/01/26 (c)	1,022,290
375,000	5.00%, 07/01/26 (c)	449,764
250,000	5.00%, 07/01/26 (c)	303,685
	State of Georgia, Series A (GO)
985,000	2.50%, 02/01/26 (c)	1,047,626
935,000	4.00%, 08/01/30 (c)	1,195,089
1,190,000	5.00%, 02/01/26 (c)	1,467,032
125,000	5.00%, 02/01/26	154,926
680,000	5.00%, 02/01/26 (c)	832,946
1,200,000	5.00%, 02/01/27 (c)	1,495,668
350,000	5.00%, 02/01/27 (c)	443,082
1,000,000	5.00%, 02/01/27	1,278,970
150,000	5.00%, 02/01/27 (c)	188,964
2,815,000	5.00%, 08/01/28	3,752,423
2,500,000	5.00%, 08/01/29	3,414,875
	State of Georgia, Series C (GO)
3,000,000	5.00%, 07/01/27 (c)	3,826,890
130,000	5.00%, 07/01/27	168,319
		36,785,488
Hawaii: 1.1%
	City and County of Honolulu, Rail Transit Project, Series B (GO)
1,275,000	5.00%, 03/01/30 (c)	1,736,193
350,000	5.00%, 03/01/30	478,835
1,015,000	City and County of Honolulu, Series B (GO) 5.00%, 09/01/27 (c)	1,287,365
	City and County of Honolulu, Series C (GO)
750,000	4.00%, 08/01/29 (c)	916,732
120,000	4.00%, 08/01/29 (c)	147,173
1,000,000	5.00%, 10/01/29	1,358,980
	City and County of Honolulu, Wastewater System, Series A (RB)
970,000	4.00%, 07/01/26 (c)	1,122,562
1,015,000	5.00%, 07/01/26 (c)	1,249,871
	City and County of Honolulu, Wastewater System, Series B (RB)
100,000	4.00%, 07/01/26 (c)	115,770
395,000	5.00%, 07/01/29 (c)	528,079
175,000	State of Hawaii, Department of Budget and Finance, Series A (RB) 5.00%, 07/01/25	209,447
295,000	State of Hawaii, Series B (RB) 5.00%, 07/01/26 (c)	364,682
	State of Hawaii, Series FB (GO)
150,000	3.00%, 04/01/26 (c)	160,209
200,000	4.00%, 04/01/26 (c)	234,634
	State of Hawaii, Series FH (GO)
15,000	5.00%, 10/01/26 (c)	18,743
375,000	5.00%, 10/01/26 (c)	469,995
	State of Hawaii, Series FK (GO)
690,000	5.00%, 05/01/27 (c)	861,706
130,000	5.00%, 05/01/27 (c)	162,765
	State of Hawaii, Series FN (GO)
500,000	5.00%, 10/01/27 (c)	638,755
105,000	5.00%, 10/01/27 (c)	135,369
	State of Hawaii, Series FT (GO)
295,000	4.00%, 01/01/28 (c)	352,758
1,020,000	5.00%, 10/01/27 (c)	1,302,040
150,000	5.00%, 01/01/28 (c)	192,224
280,000	5.00%, 01/01/28 (c)	362,970
1,150,000	5.00%, 01/01/28 (c)	1,479,463
	State of Hawaii, Series FW (GO)
1,300,000	5.00%, 01/01/28	1,693,549
1,180,000	5.00%, 01/01/29	1,574,722
	University of Hawaii, Series E (RB)
285,000	5.00%, 10/01/26 (c)	352,286
240,000	5.00%, 10/01/26 (c)	295,711
		19,803,588
Idaho: 0.0%
500,000	Ada and Boise Counties Independent School District (GO) 5.00%, 02/01/27 (c)	619,465
Illinois: 4.2%
235,000	Chicago Board of Education (ST) 5.75%, 04/01/27 (c)	289,034
	Chicago O’Hare International Airport, Series A (RB)
175,000	5.00%, 01/01/27 (c)	217,065
1,000,000	5.00%, 01/01/30 (c)	1,298,240
	Chicago O’Hare International Airport, Series B (RB)
1,060,000	5.00%, 01/01/25 (c)	1,235,600
1,590,000	5.00%, 01/01/25 (c)	1,858,774
495,000	5.00%, 01/01/25 (c)	582,882
470,000	5.00%, 01/01/27 (c)	576,483
365,000	5.00%, 01/01/27 (c)	446,439
135,000	Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/26 (c)	161,432
500,000	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/26	609,835
100,000	City of Chicago, Board of Education, Dedicated Capital Improvement Tax (ST) 5.75%, 04/01/27 (c)	123,309
	City of Chicago, Series A (GO) (SAW)
200,000	5.00%, 01/01/29	249,726
390,000	5.50%, 01/01/29 (c)	483,963
845,000	5.63%, 01/01/27 (c)	1,022,180
340,000	5.63%, 01/01/27 (c)	412,675
510,000	City of Chicago, Series C (GO) 5.00%, 01/01/26 (c)	578,717
	City of Chicago, Water Revenue, Second Lien (RB)
1,140,000	5.00%, 11/01/27 (c)	1,440,344
180,000	5.25%, 11/01/27 (c)	228,443
	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB)
405,000	5.00%, 11/01/26 (c)	495,886
420,000	5.00%, 11/01/26 (c)	515,672
	City of Springfield, Electric Revenue, Senior Lien (RB) (AGM)
15,000	5.00%, 03/01/25 (c)	17,441
425,000	5.00%, 03/01/25 (c)	498,822
1,000,000	Community College District No. 512, Counties of Cook, Kane, Lake, and McHenry, Series B (GO) 5.00%, 12/01/27	1,287,470
210,000	Community Unit School District No. 300, Kane, McHenry, Cook and DeKalb Counties (GO) 5.00%, 01/01/25 (c)	246,924
	Cook County, Series A (GO)
325,000	5.00%, 11/15/26 (c)	393,874
250,000	5.00%, 11/15/26 (c)	306,193
	Illinois Finance Authority, Clean Water Initiative (RB)
165,000	4.00%, 01/01/26 (c)	192,463
100,000	4.00%, 01/01/26 (c)	117,533
750,000	4.00%, 01/01/31 (c)	938,850
685,000	5.00%, 01/01/26 (c)	841,105
135,000	5.00%, 01/01/26	166,062
175,000	5.00%, 01/01/27 (c)	219,238
400,000	5.00%, 01/01/27 (c)	506,664
140,000	5.00%, 01/01/27 (c)	176,789
1,155,000	5.00%, 07/01/29 (c)	1,533,274
750,000	5.00%, 01/01/31 (c)	1,029,915
	Illinois Finance Authority, Mercy Health Corp. (RB)
1,000,000	4.00%, 06/01/26 (c)	1,106,840
160,000	4.00%, 06/01/26 (c)	178,274
90,000	4.00%, 06/01/26 (c)	99,968
250,000	5.00%, 06/01/26 (c)	292,715
130,000	5.00%, 06/01/26 (c)	156,215
1,365,000	Illinois Finance Authority, NorthShore University HealthSystem, Series A (RB) 5.00%, 08/15/30 (c)	1,845,425
	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB)
1,325,000	3.00%, 01/15/28 (c)	1,465,781
535,000	5.00%, 07/15/27	684,821
260,000	Illinois Finance Authority, Northwestern University (RB) 5.00%, 12/01/28	346,978
1,010,000	Illinois Finance Authority, Presence Health Network, Series C (RB) 4.00%, 02/15/27 (c)	1,173,024
	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A (RB)
100,000	5.00%, 05/15/25 (c)	116,846
125,000	5.00%, 05/15/25 (c)	146,765
195,000	5.00%, 05/15/25 (c)	229,887
190,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24 (c)	220,351
500,000	Illinois Housing Development Authority, Series B (RB) 3.45%, 04/01/27 (c)	548,825
	Illinois Housing Development Authority, Series C (RB)
540,000	2.80%, 10/01/28 (c)	582,201
355,000	3.10%, 02/01/26 (c)	377,525
	Illinois State Toll Highway Authority, Series A (RB)
290,000	4.00%, 01/01/26 (c)	331,757
555,000	5.00%, 01/01/26 (c)	666,749
775,000	5.00%, 01/01/26 (c)	930,217
510,000	5.00%, 01/01/28 (c)	640,524
175,000	5.00%, 01/01/29	231,639
1,000,000	Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/30 (c)	1,341,160
	Kane, Cook, and Dupage Counties, School District No. U-46, Series A (GO)
215,000	5.00%, 01/01/24 (c)	242,223
120,000	5.00%, 01/01/24 (c)	135,344
	Kane, Cook, and Dupage Counties, School District No. U-46, Series D (GO)
190,000	5.00%, 01/01/24 (c)	214,354
450,000	5.00%, 01/01/24 (c)	507,258
410,000	5.00%, 01/01/24 (c)	464,337
335,000	5.00%, 01/01/24 (c)	378,460
1,015,000	Kendall, Kane, and Will Counties Community Unit School District No. 308 (GO) 5.00%, 02/01/26 (c)	1,217,645
	Metropolitan Water Reclamation District of Greater Chicago, Series A (GO)
780,000	5.00%, 12/01/26 (c)	972,145
115,000	5.00%, 12/01/26 (c)	143,479
590,000	5.00%, 12/01/26	740,715
	Northern Illinois Municipal Power Agency, Series A (RB)
1,235,000	4.00%, 12/01/26 (c)	1,426,623
365,000	5.00%, 12/01/26 (c)	451,852
535,000	5.00%, 12/01/26 (c)	660,243
565,000	Railsplitter Tobacco Settlement Authority (RB) 5.00%, 06/01/26 (c)	687,283
	Regional Transportation Authority of Illinois, Series A (RB)
500,000	5.00%, 07/01/27 (c)	637,470
870,000	5.00%, 07/01/27 (c)	1,113,322
	Sales Tax Securitization Corp., Series A (RB)
100,000	5.00%, 01/01/26	119,815
415,000	5.00%, 01/01/27	510,284
250,000	5.00%, 01/01/28 (c)	306,893
570,000	5.00%, 01/01/28 (c)	697,469
250,000	5.00%, 01/01/28 (c)	308,258
585,000	5.00%, 01/01/28 (c)	731,817
1,150,000	5.00%, 01/01/28 (c)	1,429,024
155,000	5.00%, 01/01/30 (c)	197,949
	State of Illinois (RB)
710,000	3.00%, 06/15/26 (c)	719,642
495,000	3.00%, 06/15/26 (c)	499,232
300,000	3.00%, 06/15/26 (c)	301,968
680,000	3.00%, 06/15/26 (c)	686,589
320,000	3.00%, 06/15/26 (c)	322,099
380,000	4.00%, 06/15/26 (c)	423,191
360,000	4.13%, 11/01/26 (c)	399,366
1,100,000	5.00%, 06/01/26 (c)	1,296,020
370,000	5.00%, 06/01/26 (c)	433,703
400,000	5.00%, 06/15/26 (c)	467,008
305,000	5.00%, 11/01/26 (c)	352,104
1,010,000	5.00%, 02/01/27	1,212,697
1,890,000	5.00%, 02/01/27 (c)	2,254,883
800,000	5.50%, 05/01/30	1,039,216
	State of Illinois, Series A (RB)
235,000	5.00%, 06/15/26	275,841
100,000	5.00%, 06/15/26 (c)	116,752
1,000,000	5.00%, 12/01/27 (c)	1,172,910
2,250,000	5.00%, 05/01/28 (c)	2,665,215
1,200,000	5.25%, 12/01/27 (c)	1,449,024
1,000,000	State of Illinois, Series B (GO) 5.00%, 11/01/29 (c)	1,241,370
4,105,000	State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	4,870,911
	State of Illinois, Series D (GO)
275,000	3.25%, 11/01/26	295,097
620,000	5.00%, 06/15/26 (c)	716,422
2,910,000	5.00%, 11/01/27 (c)	3,475,122
		75,994,447
Indiana: 0.9%
585,000	Ball State University, Series R (RB) 5.00%, 07/01/27	744,237
15,000	Carmel Local Public Improvement Bond Bank (RB) 5.00%, 07/15/26 (c)	18,316
	Indiana Finance Authority Highway, Series C (RB)
340,000	5.00%, 12/01/26 (c)	424,993
160,000	5.00%, 12/01/26 (c)	201,222
420,000	5.00%, 06/01/28	549,986
250,000	Indiana Finance Authority, Parkview Health, Series A (RB) 5.00%, 11/01/27	322,710
	Indiana Finance Authority, Series A (RB)
200,000	5.00%, 02/01/28 (c)	256,332
220,000	5.00%, 02/01/29 (c)	287,223
175,000	5.00%, 02/01/29 (c)	229,021
130,000	Indiana Finance Authority, Series B (RB) 5.00%, 02/01/26 (c)	159,901
	Indiana Finance Authority, Series C (RB)
610,000	5.00%, 02/01/28 (c)	788,529
1,000,000	5.00%, 02/01/28 (c)	1,301,540
	Indiana Finance Authority, Series E (RB)
160,000	5.00%, 08/01/26 (c)	200,448
100,000	5.00%, 08/01/26 (c)	124,530
1,000,000	5.00%, 08/01/26 (c)	1,242,120
105,000	5.00%, 02/01/29 (c)	138,185
750,000	5.00%, 02/01/29 (c)	979,170
935,000	5.00%, 06/01/29	1,250,731
280,000	Indiana Housing and Community Development Authority, Single Family Mortgage, Series A-1 (RB) 2.85%, 07/01/25 (c)	297,150
	Indiana Municipal Power Agency, Series A (RB)
1,330,000	5.00%, 07/01/26 (c)	1,606,560
250,000	5.00%, 01/01/28 (c)	312,663
205,000	Indiana Municipal Power Agency, Series C (RB) 5.00%, 07/01/26 (c)	253,189
	Indianapolis Local Public Improvement Bond Bank, Courhouse and Jail Project, Series A (RB)
1,715,000	5.00%, 02/01/29 (c)	2,263,114
710,000	5.00%, 02/01/29	949,391
160,000	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series C (RB) 4.00%, 01/01/28 (c)	188,784
185,000	Trustees of the Indiana State University, Series A (RB) 5.00%, 06/01/26 (c)	230,125
		15,320,170
Iowa: 0.2%
	Iowa Finance Authority (RB)
110,000	5.00%, 08/01/26	138,415
1,000,000	5.00%, 08/01/27 (c)	1,271,280
1,000,000	5.00%, 08/01/27 (c)	1,285,580
1,000,000	Southeast Polk Community School District, Series A (GO) 2.00%, 05/01/28 (c)	1,027,330
125,000	State of Iowa, IJob Program, Series A (RB) 5.00%, 06/01/26 (c)	154,426
		3,877,031
Kansas: 0.5%
	Butler County Unified School District No. 385 (GO)
300,000	4.00%, 09/01/27 (c)	354,363
500,000	4.00%, 09/01/27 (c)	599,130
500,000	5.00%, 09/01/27 (c)	626,115
250,000	5.00%, 09/01/27 (c)	314,713
210,000	Johnson and Miami Counties Unified School District No. 230 (GO) 4.00%, 09/01/26 (c)	246,164
750,000	Johnson County, Internal Improvement, Series A (GO) 4.00%, 09/01/27 (c)	892,680
380,000	Kansas Development Finance Authority, State of Kansas Projects, Series A (RB) 5.00%, 05/01/23 (c)	419,303
125,000	Seward County Unified School District No. 480, Series B (GO) 5.00%, 09/01/25 (c)	149,254
	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB)
775,000	5.00%, 09/01/27 (c)	964,898
150,000	5.00%, 09/01/27 (c)	186,659
400,000	5.00%, 09/01/27	514,968
630,000	5.00%, 09/01/27 (c)	788,508
	State of Kansas, Department of Transportation, Highway Revenue, Series B (RB)
120,000	5.00%, 09/01/25 (c)	144,234
720,000	5.00%, 09/01/25 (c)	858,384
295,000	5.00%, 09/01/25 (c)	356,870
280,000	5.00%, 09/01/25 (c)	337,985
250,000	Wyandotte County, Unified School District No. 500, Series A (GO) 4.00%, 09/01/26 (c)	288,915
		8,043,143
Kentucky: 0.6%
	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB)
1,020,000	5.00%, 11/01/26 (c)	1,244,196
1,885,000	5.00%, 11/01/26 (c)	2,312,688
450,000	5.00%, 11/01/26	555,291
695,000	Kentucky Bond Development Corp., Saint Elizabeth Medical Center, Inc. (RB) 3.00%, 05/01/26 (c)	745,401
200,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/25 (c)	237,572
	Kentucky State Property and Building Commission No. 119 (RB)
1,000,000	5.00%, 05/01/28 (c)	1,267,340
100,000	5.00%, 05/01/28	127,346
165,000	Kentucky Turnpike Authority, Series A (RB) 5.00%, 07/01/26 (c)	197,571
380,000	Kentucky Turnpike Authority, Series B (RB) 5.00%, 07/01/27	473,966
	Louisville and Jefferson County, Metro Government, Norton Healthcare, Inc., Series A (RB)
975,000	4.00%, 10/01/26 (c)	1,099,644
55,000	5.00%, 10/01/26 (c)	67,054
290,000	5.00%, 10/01/26 (c)	351,054
20,000	Paducah Electric Plant Board, Series A (RB) (AGM) 5.00%, 10/01/26	24,613
	University of Kentucky, Series A (RB)
770,000	3.00%, 04/01/26 (c)	826,079
500,000	4.00%, 04/01/26 (c)	575,950
		10,105,765
Louisiana: 0.8%
250,000	City of Shreveport, Water and Sewer Revenue, Series C (RB) 4.00%, 12/01/28 (c)	296,230
	Jefferson Sales Tax District, Series B (RB) (AGM)
500,000	4.00%, 12/01/29 (c)	598,210
280,000	5.00%, 12/01/27 (c)	345,458
620,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	692,943
	Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB)
200,000	3.25%, 10/01/27 (c)	218,906
990,000	5.00%, 10/01/27 (c)	1,220,502
295,000	Louisiana Public Facilities Authority Hospital, Franciscan Missionaries of Our Lady Health System, Series A (RB) 5.00%, 07/01/25 (c)	340,524
505,000	Louisiana Public Facilities Authority, Entergy Louisiana, LLC Project, Series B (RB) 3.50%, 06/01/21 (c)	510,020
	Louisiana Public Facilities Authority, Hurricane Recovery Program (RB)
700,000	5.00%, 06/01/24 (c)	794,213
535,000	5.00%, 06/01/24 (c)	610,333
1,000,000	Louisiana Public Facilities Authority, Tulane University, Series A (RB) (AGM) 5.00%, 04/01/30 (c)	1,305,540
340,000	Louisiana State Citizens Property Insurance Corp., Series A (RB) 5.00%, 06/01/26	415,483
350,000	State of Louisiana, Gasoline and Fuels Tax Revenue, Series B (RB) 5.00%, 05/01/24 (c)	404,719
	State of Louisiana, Series A (GO)
150,000	3.50%, 04/01/27 (c)	168,219
640,000	5.00%, 09/01/26 (c)	787,424
565,000	5.00%, 04/01/27 (c)	709,917
385,000	5.00%, 09/01/27	495,942
115,000	5.00%, 03/01/29 (c)	151,064
930,000	5.00%, 03/01/30 (c)	1,247,344
425,000	5.00%, 03/01/30 (c)	566,045
910,000	5.00%, 03/01/30 (c)	1,217,735
	State of Louisiana, Series B (GO)
200,000	5.00%, 08/01/26 (c)	247,760
205,000	5.00%, 08/01/26 (c)	255,742
150,000	5.00%, 10/01/27	193,770
	State of Louisiana, Series D (GO)
200,000	3.00%, 09/01/26 (c)	219,248
100,000	5.00%, 09/01/26 (c)	124,054
		14,137,345
Maryland: 3.0%
	City of Baltimore, Consolidated Public Improvement, Series B (GO)
250,000	5.00%, 10/15/26	315,128
250,000	5.00%, 10/15/27 (c)	321,885
280,000	5.00%, 10/15/27	363,146
	County of Baltimore (GO)
1,925,000	4.00%, 03/01/29 (c)	2,380,609
1,250,000	5.00%, 03/01/28	1,644,725
20,000	County of Montgomery, Series A (GO) 5.00%, 12/01/24 (c)	23,531
1,070,000	County of Montgomery, Series C (GO) 4.00%, 10/01/27 (c)	1,301,345
15,000	Maryland Economic Development Corp., College Park Projects (RB) (AGM) 5.00%, 06/01/26 (c)	17,751
	Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program (RB)
750,000	5.00%, 05/01/26 (c)	901,657
250,000	5.00%, 05/01/26 (c)	298,183
240,000	5.00%, 05/01/26	295,524
250,000	5.00%, 05/01/26 (c)	301,673
1,000,000	Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program, Series A (RB) 5.00%, 05/01/28 (c)	1,257,540
	Prince George’s County, Series A (GO) (SAW)
1,000,000	4.00%, 07/15/28 (c)	1,242,210
2,500,000	5.00%, 07/15/28 (c)	3,242,700
1,000,000	5.00%, 07/15/28	1,329,720
1,150,000	5.00%, 07/15/28 (c)	1,519,713
	State of Maryland, Department of Transportation (RB) (SAW)
2,340,000	2.13%, 10/01/27 (c)	2,523,456
520,000	3.00%, 11/01/24 (c)	562,520
500,000	3.00%, 09/01/27 (c)	566,795
855,000	3.13%, 05/01/25 (c)	935,490
780,000	4.00%, 05/01/25 (c)	896,407
750,000	4.00%, 05/01/28 (c)	918,592
295,000	5.00%, 11/01/24 (c)	346,587
435,000	State of Maryland, Department of Transportation, Third Issue (RB) 3.00%, 12/15/23 (c)	465,311
	State of Maryland, State and Local Facilities Loan, First Series (GO)
350,000	3.00%, 06/01/24 (c)	374,916
485,000	4.00%, 06/01/24 (c)	545,121
2,385,000	5.00%, 03/15/28	3,143,358
1,000,000	5.00%, 03/15/28 (c)	1,309,630
3,000,000	5.00%, 03/15/29 (c)	3,988,440
	State of Maryland, State and Local Facilities Loan, First Series A (GO)
250,000	3.13%, 03/15/28 (c)	286,005
1,185,000	4.00%, 03/15/27 (c)	1,423,303
680,000	5.00%, 03/15/28	895,662
1,000,000	5.00%, 03/15/29	1,351,200
5,500,000	5.00%, 03/15/30 (c)	7,565,635
	State of Maryland, State and Local Facilities Loan, Second Series (GO)
530,000	4.00%, 08/01/28 (c)	653,230
125,000	5.00%, 08/01/27	161,860
1,000,000	5.00%, 08/01/28 (c)	1,317,280
1,000,000	State of Maryland, State and Local Facilities Loan, Second Series A (GO) 3.00%, 08/01/27 (c)	1,136,370
2,000,000	State of Maryland, State and Local Facilities Loan, Second Series B (GO) 5.00%, 08/01/28	2,660,820
	State of Maryland, Transportation Authority (RB)
300,000	3.00%, 07/01/27 (c)	330,750
510,000	3.00%, 07/01/27 (c)	565,758
	Washington Suburban Sanitary District (GO)
500,000	3.00%, 06/01/24 (c)	541,035
115,000	3.00%, 06/01/24 (c)	124,854
560,000	3.00%, 06/01/24 (c)	607,986
	Washington Suburban Sanitary District, Second Series (GO)
750,000	5.00%, 06/01/26 (c)	914,595
550,000	5.00%, 06/01/27 (c)	703,191
		54,573,197
Massachusetts: 3.5%
100,000	City of Boston, Series A (GO) 5.00%, 03/01/29	135,092
	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB)
980,000	5.00%, 06/01/24 (c)	1,120,503
15,000	5.00%, 06/01/25 (c)	17,990
20,000	5.00%, 06/01/25 (c)	23,906
	Commonwealth of Massachusetts, Rail Enhancement Program, Series A (RB)
145,000	3.00%, 06/01/25 (c)	156,580
745,000	5.00%, 06/01/25 (c)	881,491
	Commonwealth of Massachusetts, Series A (GO)
290,000	3.00%, 03/01/24 (c)	309,007
850,000	5.00%, 03/01/24 (c)	973,037
275,000	5.00%, 07/01/26 (c)	342,928
	Commonwealth of Massachusetts, Series B (GO)
600,000	5.00%, 07/01/26 (c)	744,630
1,860,000	5.00%, 07/01/26 (c)	2,300,876
155,000	5.00%, 07/01/26 (c)	193,141
1,925,000	5.00%, 07/01/28	2,552,184
	Commonwealth of Massachusetts, Series C (GO)
400,000	3.00%, 02/01/24 (c)	426,052
350,000	5.00%, 05/01/23 (c)	385,619
205,000	5.00%, 05/01/23 (c)	226,252
1,000,000	5.00%, 05/01/30	1,378,880
2,665,000	5.00%, 05/01/31	3,756,824
	Commonwealth of Massachusetts, Series D (GO)
100,000	3.00%, 09/01/25 (c)	108,909
2,000,000	4.00%, 11/01/30 (c)	2,524,140
365,000	5.00%, 07/01/30 (c)	491,892
	Commonwealth of Massachusetts, Series E (GO)
1,275,000	3.00%, 11/01/27 (c)	1,421,128
250,000	5.00%, 11/01/26	316,685
100,000	5.00%, 11/01/27 (c)	129,549
1,000,000	5.00%, 11/01/30 (c)	1,377,580
440,000	Commonwealth of Massachusetts, Series F (GO) 5.00%, 05/01/27	565,369
	Commonwealth of Massachusetts, Series I (GO)
500,000	5.00%, 12/01/26 (c)	627,525
10,000	5.00%, 12/01/26 (c)	12,665
	Commonwealth of Massachusetts, Transportation Fund Revenue, Series A (RB)
450,000	4.00%, 12/01/27 (c)	534,721
20,000	5.00%, 06/01/26 (c)	24,848
	Massachusetts Bay Transportation Authority, Series A (RB)
1,160,000	0.00%, 07/01/26 (c) ^	926,910
130,000	0.00%, 07/01/26 (c) ^	111,459
810,000	0.00%, 07/01/26 (c) ^	718,494
890,000	0.00%, 07/01/26 (c) ^	815,373
210,000	2.00%, 07/01/26 (c)	224,417
	Massachusetts Clean Water Trust, Series 19 (RB)
500,000	5.00%, 02/01/26 (c)	608,240
1,100,000	5.00%, 02/01/26 (c)	1,341,813
940,000	5.00%, 02/01/26 (c)	1,153,549
1,000,000	Massachusetts Clean Water Trust, Series 21 (RB) 5.00%, 08/01/28 (c)	1,296,380
	Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) (SAW)
1,000,000	5.00%, 01/01/29 (c)	1,301,330
1,000,000	5.00%, 01/01/29	1,341,800
255,000	Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Series K (RB) 5.00%, 07/01/29 (c)	326,540
2,905,000	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB) 5.00%, 07/01/26 (c)	3,374,884
530,000	Massachusetts Development Finance Agency, Brandeis University, Series S-1 (RB) 5.00%, 10/01/27	671,160
	Massachusetts Development Finance Agency, CareGroup Issue, Series I (RB)
910,000	3.00%, 07/01/26 (c)	968,386
200,000	3.25%, 07/01/26 (c)	213,864
1,860,000	5.00%, 07/01/26 (c)	2,303,275
200,000	5.00%, 07/01/26 (c)	247,224
130,000	Massachusetts Development Finance Agency, CareGroup Issue, Series J-2 (RB) (SBG) 5.00%, 07/01/28 (c)	163,262
	Massachusetts Development Finance Agency, Harvard University Issue, Series A (RB)
2,065,000	4.00%, 07/15/26 (c)	2,416,422
700,000	5.00%, 07/15/26 (c)	878,962
480,000	5.00%, 07/15/26 (c)	590,774
125,000	Massachusetts Development Finance Agency, Lahey Health System Obligated Group Issue, Series F (RB) 5.00%, 08/15/25 (c)	149,795
	Massachusetts Development Finance Agency, Partners Healthcare System, Series Q (RB)
100,000	3.13%, 07/01/26 (c)	107,891
300,000	5.00%, 07/01/26 (c)	369,246
750,000	Massachusetts Development Finance Agency, South Shore Hospital Issue, Series I (RB) 4.00%, 07/01/26 (c)	816,855
500,000	Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	596,620
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	120,938
330,000	Massachusetts Development Finance Agency, Wellforce Issue, Series A (RB) 5.00%, 07/01/27	405,385
450,000	Massachusetts Housing Finance Agency, Series 178 (RB) 3.70%, 06/01/25 (c)	487,237
150,000	Massachusetts Housing Finance Agency, Series B-1 (RB) (FHA) 2.75%, 12/01/28 (c)	161,471
125,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB) 5.00%, 11/15/26 (c)	155,370
1,250,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series D (RB) 5.00%, 08/15/25 (c)	1,490,275
880,000	Massachusetts State College Building Authority, Series A (RB) 4.00%, 05/01/25 (c)	1,008,858
1,500,000	Massachusetts Water Resources Authority, Series B (RB) 5.00%, 08/01/30 (c)	2,031,480
	Massachusetts Water Resources Authority, Series C (RB) 685,000 5.00%, 08/01/26 (c)	848,633
2,115,000	5.00%, 08/01/27 (c)	2,710,394
	University of Massachusetts Building Authority, Series 1 (RB)
1,220,000	5.00%, 05/01/29 (c)	1,605,923
750,000	5.00%, 11/01/29 (c)	999,907
475,000	5.00%, 11/01/29 (c)	634,932
500,000	5.00%, 11/01/29 (c)	671,195
1,020,000	University of Massachusetts Building Authority, Series 3 (RB) 5.00%, 11/01/27 (c)	1,317,779
		62,744,705
Michigan: 1.1%
285,000	Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	344,157
340,000	Board of Trustees of Michigan State University, Series B (RB) 5.00%, 02/15/29 (c)	438,447
	Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB)
250,000	5.00%, 07/01/26 (c)	305,318
250,000	5.00%, 07/01/26 (c)	306,358
	Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B (RB)
290,000	5.00%, 07/01/26 (c)	353,652
570,000	5.00%, 07/01/26 (c)	698,495
500,000	5.00%, 07/01/26 (c)	613,910
	Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series C (RB)
1,025,000	5.00%, 07/01/26 (c)	1,249,977
30,000	5.00%, 07/01/26 (c)	36,978
130,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series D (RB) 5.00%, 07/01/26 (c)	158,765
	Great Lakes Water Authority, Water Supply System, Senior Lien, Series C (RB)
155,000	5.00%, 07/01/26 (c)	191,986
875,000	5.00%, 07/01/26 (c)	1,088,552
	Michigan Finance Authority, Clean Water, Series B (RB)
110,000	5.00%, 10/01/25	134,531
100,000	5.00%, 10/01/26	126,354
140,000	Michigan Finance Authority, Henry Ford Health System (RB) 3.00%, 11/15/26 (c)	150,492
250,000	Michigan Finance Authority, Local Government Loan Program, Series C (RB) 5.00%, 07/01/25 (c)	298,970
	Michigan Finance Authority, Local Government Loan Program, Series H-1 (RB)
725,000	5.00%, 10/01/24 (c)	840,210
150,000	5.00%, 11/15/26 (c)	186,894
	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB)
105,000	5.00%, 06/01/22 (c)	111,766
75,000	5.00%, 06/01/27 (c)	94,615
260,000	5.00%, 12/01/27 (c)	326,248
	Michigan State Building Authority, Series I (RB)
5,000	5.00%, 10/15/25 (c)	6,097
25,000	5.00%, 10/15/25 (c)	30,483
175,000	5.00%, 10/15/25 (c)	210,691
10,000	5.00%, 10/15/25 (c)	12,024
540,000	5.00%, 10/15/26 (c)	668,968
570,000	5.00%, 10/15/26 (c)	701,470
515,000	5.00%, 10/15/26 (c)	635,077
120,000	5.00%, 10/15/26 (c)	146,705
125,000	5.00%, 10/15/26 (c)	153,285
100,000	Michigan State Hospital Finance Authority, Series C (RB) 5.00%, 12/01/27	129,987
480,000	Michigan State Housing Development Authority, Single-Family Mortgage, Series A (RB) 3.35%, 12/01/25 (c)	518,880
	Michigan State Housing Development Authority, Single-Family Mortgage, Series B (RB)
1,370,000	3.10%, 06/01/26 (c)	1,478,189
170,000	3.35%, 06/01/26 (c)	183,670
770,000	Regents of the University of Michigan (RB) 5.00%, 04/01/26 (c)	940,085
410,000	State of Michigan, Environmental Program (GO) 3.00%, 05/01/26 (c)	453,120
	State of Michigan, Environmental Program, Series A (GO)
750,000	3.00%, 05/15/30 (c)	865,710
10,000	5.00%, 12/01/25 (c)	12,237
2,285,000	State of Michigan, Grant Anticipation (RB) 5.00%, 03/15/27	2,891,919
560,000	Wayne County Airport Authority, Deroit Metropolitan Airport, Series A (RB) 5.00%, 12/01/28 (c)	728,918
		18,824,190
Minnesota: 1.5%
	City of Maple Grove, Minnesota Health Care Facilities (RB)
180,000	3.38%, 05/01/27 (c)	190,885
460,000	3.50%, 05/01/27 (c)	489,868
125,000	City of Minneapolis, Fairview Health Services, Series A (RB) 5.00%, 11/15/28 (c)	158,221
520,000	City of St. Cloud, Health Care, CentraCare Health System, Series A (RB) 3.00%, 05/01/26 (c)	553,519
760,000	County of Hennepin, First Lien, Sales Tax, Series A (RB) 5.00%, 12/15/23 (c)	852,720
1,000,000	County of Hennepin, Series B (GO) 5.00%, 12/15/28 (c)	1,335,720
200,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 07/01/29 (c)	257,694
	Minneapolis-St. Paul Metropolitan Airports Commission, Series B (RB)
325,000	5.00%, 01/01/27 (c)	400,907
515,000	5.00%, 01/01/27 (c)	637,452
220,000	Minnesota Housing Finance Agency, Series A (RB) 3.30%, 07/01/25 (c)	238,495
1,000,000	Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,277,070
450,000	Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) 5.00%, 02/01/26 (c)	551,695
500,000	Roseville Independent School District No. 623 (GO) (SD CRED PROG) 5.00%, 02/01/27 (c)	623,200
750,000	Sartell-St. Stephen Independent School District No. 748 (GO) (SD CRED PROG) 5.00%, 02/01/25 (c)	889,815
	State of Minnesota, State Trunk Highway, Series B (GO)
555,000	2.25%, 08/01/26 (c)	590,526
500,000	3.00%, 08/01/26 (c)	568,755
585,000	4.00%, 08/01/26 (c)	700,877
100,000	5.00%, 08/01/28	133,214
120,000	State of Minnesota, State Trunk Highway, Series E (GO) 3.00%, 10/01/27 (c)	139,805
	State of Minnesota, Various Purpose, Series A (GO)
1,025,000	5.00%, 08/01/27	1,329,538
400,000	5.00%, 10/01/27 (c)	518,728
400,000	5.00%, 08/01/29	545,984
1,000,000	5.00%, 08/01/29 (c)	1,328,340
1,000,000	5.00%, 08/01/29 (c)	1,338,360
2,000,000	5.00%, 08/01/30 (c)	2,715,100
2,000,000	5.00%, 08/01/30 (c)	2,724,000
	State of Minnesota, Various Purpose, Series D (GO)
925,000	2.25%, 08/01/26 (c)	1,000,619
1,000,000	3.00%, 10/01/27 (c)	1,150,450
1,000,000	3.00%, 10/01/27 (c)	1,155,920
805,000	University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,043,119
1,000,000	Virginia Independent School District No. 706, Series A (GO) (SD CRED PROG) 3.00%, 02/01/28 (c)	1,117,900
		26,558,496
Mississippi: 0.5%
	State of Mississippi, Series A (GO)
500,000	5.00%, 10/01/27 (c)	635,590
405,000	5.00%, 10/01/27 (c)	513,046
300,000	5.00%, 10/01/27 (c)	379,212
430,000	5.00%, 10/01/27 (c)	551,832
880,000	5.00%, 10/01/27 (c)	1,127,509
650,000	5.00%, 10/01/27 (c)	829,731
550,000	5.00%, 10/15/28 (c)	681,158
1,000,000	5.00%, 10/15/28 (c)	1,245,550
400,000	5.00%, 10/15/28 (c)	501,008
	State of Mississippi, Series B (GO)
295,000	4.00%, 10/01/29 (c)	363,222
850,000	5.00%, 12/01/26 (c)	1,061,956
155,000	5.00%, 12/01/26 (c)	193,022
		8,082,836
Missouri: 0.8%
350,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District (RB) 5.00%, 10/01/27	451,864
	City of Kansas City, Downtown Arena Project, Series E (RB)
450,000	3.00%, 04/01/25 (c)	477,243
290,000	5.00%, 04/01/25 (c)	335,426
570,000	City of Kansas City, Sanitary Sewer System Revenue, Series A (RB) 5.00%, 01/01/25 (c)	668,946
350,000	City of Kansas, Series C (RB) 5.00%, 09/01/27 (c)	439,652
1,000,000	Curators of the University of Missouri, Series B (RB) 5.00%, 11/01/30	1,390,640
250,000	Health and Educational Facilities Authority, Mercy Health, Series A (RB) 5.00%, 12/01/28 (c)	321,268
	Metropolitan St. Louis Sewer District, Wastewater System, Series B (RB)
490,000	5.00%, 05/01/25 (c)	583,227
1,165,000	5.00%, 05/01/25 (c)	1,389,216
15,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	17,043
	Platte County Park Hill School District (GO) (SAW)
225,000	3.00%, 03/01/26 (c)	243,857
105,000	3.00%, 03/01/26 (c)	114,193
	Springfield School District No. R-12 (GO) (SAW)
1,035,000	4.00%, 03/01/28 (c)	1,269,666
615,000	4.00%, 03/01/28 (c)	760,060
1,415,000	4.00%, 03/01/29 (c)	1,739,856
650,000	4.00%, 03/01/29 (c)	800,436
450,000	5.00%, 03/01/29 (c)	589,122
	St. Louis County, Series A (RB)
1,045,000	2.00%, 12/01/28 (c)	1,081,962
1,000,000	4.00%, 12/01/28 (c)	1,246,070
		13,919,747
Montana: 0.0%
150,000	Montana Facility Finance Authority, SCL Health System, Series A (RB) 5.00%, 01/01/29	197,604
Nebraska: 0.4%
	Central Plains Energy Project, Gas Project Crossover, Series A (RB)
1,000,000	5.00%, 09/01/27	1,255,050
1,280,000	5.00%, 09/01/32	1,758,707
300,000	5.00%, 09/01/34	422,040
	Douglas County Hospital Authority No. 2 (RB)
500,000	3.00%, 05/15/26 (c)	532,180
115,000	4.00%, 05/15/26 (c)	130,540
	Omaha Public Power District, Electric System, Series A (RB)
100,000	5.00%, 12/01/27 (c)	126,967
1,125,000	5.00%, 02/01/29 (c)	1,492,729
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
1,295,000	3.00%, 07/01/26 (c)	1,389,367
560,000	3.13%, 07/01/26 (c)	600,650
		7,708,230
Nevada: 1.3%
125,000	City of Las Vegas, Series C (GO) 5.00%, 03/01/26 (c)	150,158
525,000	Clark County Limited Tax Bond Bank, Series A (GO) 5.00%, 05/01/26 (c)	649,220
300,000	Clark County Limited Tax Bond Bank, Series B (GO) 5.00%, 11/01/26 (c)	370,005
	Clark County School District, Series A (GO) (AGM)
915,000	5.00%, 06/15/30 (c)	1,198,705
1,000,000	5.00%, 06/15/30 (c)	1,321,310
	Clark County School District, Series B (GO)
250,000	4.00%, 11/01/26 (c)	291,520
155,000	4.00%, 11/01/26 (c)	181,426
985,000	5.00%, 11/01/26	1,240,066
1,000,000	5.00%, 06/15/29	1,318,860
	Clark County School District, Series C (GO)
200,000	5.00%, 12/15/25 (c)	240,882
1,050,000	5.00%, 12/15/27 (c)	1,305,328
630,000	Clark County Water Reclamation District (GO) 3.00%, 07/01/26 (c)	704,523
	Clark County, Las Vegas McCarran International Airport Passenger Facility, Series E (RB)
1,200,000	5.00%, 07/01/29 (c)	1,558,596
470,000	5.00%, 07/01/29 (c)	613,731
1,000,000	Clark County, Limited Tax (GO) 4.00%, 06/01/29 (c)	1,209,640
	Clark County, Limited Tax, Series A (GO)
110,000	5.00%, 05/01/26 (c)	133,920
150,000	5.00%, 06/01/28 (c)	189,911
1,110,000	5.00%, 06/01/28 (c)	1,436,140
	Clark County, Limited Tax, Series C (GO)
270,000	3.00%, 07/01/27 (c)	296,646
500,000	3.00%, 07/01/27 (c)	550,520
305,000	3.00%, 07/01/27 (c)	336,659
275,000	Clark County, McCarran International Airport, Series B (RB) 5.00%, 07/01/29 (c)	359,098
	Las Vegas Valley Water District, Series A (GO)
500,000	4.00%, 02/01/27 (c)	582,795
190,000	5.00%, 06/01/26 (c)	236,345
	State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) (AGM)
325,000	3.38%, 06/01/28 (c)	370,474
1,000,000	4.00%, 06/01/27 (c)	1,174,910
760,000	4.00%, 06/01/28 (c)	910,123
760,000	4.00%, 06/01/28 (c)	913,406
1,370,000	5.00%, 06/01/26 (c)	1,700,896
270,000	5.00%, 06/01/26 (c)	334,409
255,000	5.00%, 06/01/26 (c)	317,656
795,000	5.00%, 06/01/27 (c)	1,001,461
	Truckee Meadows Water Authority (RB)
355,000	5.00%, 07/01/26 (c)	433,128
30,000	5.00%, 07/01/26 (c)	36,781
		23,669,248
New Jersey: 3.5%
500,000	Board of Education of the Toms River Regional School District (GO) 3.00%, 07/15/26 (c)	535,375
410,000	City of Newark, Series A (GO) (AGM) (SAW) 5.00%, 10/01/27	516,477
	County of Hudson (GO)
685,000	2.00%, 11/15/28 (c)	694,241
2,000,000	2.00%, 11/15/28 (c)	2,033,100
265,000	2.13%, 11/15/28 (c)	270,077
600,000	County of Union, Technical School Bonds, Series A (GO) 3.00%, 09/01/25 (c)	661,434
335,000	New Brunswick Parking Authority, Series A (RB) 3.00%, 09/01/26 (c)	357,257
275,000	New Jersey Economic Development Authority, Montclair State University Student Housing Project (RB) (AGM) 4.00%, 06/01/27 (c)	316,256
	New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
755,000	3.13%, 07/01/27 (c)	814,177
335,000	3.38%, 07/01/27 (c)	352,229
615,000	4.00%, 07/01/27 (c)	692,877
450,000	4.00%, 07/01/27 (c)	510,129
365,000	5.00%, 07/01/27 (c)	427,587
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB)
755,000	4.00%, 11/01/27	891,617
260,000	5.00%, 11/01/29 (c)	331,586
680,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) 5.00%, 11/01/25	817,530
1,000,000	New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	1,268,280
	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
380,000	5.50%, 12/15/26 (c)	466,826
1,000,000	5.50%, 12/15/26 (c)	1,260,240
	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
420,000	4.75%, 12/15/26 (c)	494,978
275,000	5.50%, 12/15/26 (c)	341,569
	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
935,000	5.00%, 06/15/27 (c)	1,127,732
615,000	5.00%, 06/15/27 (c)	740,109
340,000	5.00%, 06/15/27 (c)	411,757
245,000	5.00%, 06/15/27	305,958
250,000	5.00%, 06/15/27 (c)	305,778
1,250,000	New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB) 5.00%, 12/15/29 (c)	1,574,112
1,080,000	New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	1,260,090
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
180,000	5.00%, 06/15/25 (c)	207,740
440,000	5.25%, 06/15/25 (c)	520,964
100,000	5.25%, 06/15/25 (c)	116,645
	New Jersey Economic Development Authority, State House Project, Series B (RB)
1,290,000	4.00%, 12/15/28 (c)	1,539,138
315,000	5.00%, 06/15/26	384,155
315,000	5.00%, 12/15/28 (c)	391,857
230,000	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/24 (c)	261,379
400,000	New Jersey Educational Facilities Authority, Montclair State University Issue, Series B (RB) 5.00%, 07/01/26 (c)	485,316
500,000	New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 5.00%, 07/01/27 (c)	641,395
1,000,000	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB) 5.00%, 07/01/26 (c)	1,206,720
145,000	New Jersey Educational Facilities Authority, The College of New Jersey, Series G (RB) 5.00%, 07/01/25 (c)	169,034
1,000,000	New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group Issue, Series A (RB) 5.00%, 07/01/27 (c)	1,267,420
200,000	New Jersey Health Care Facilities Financing Authority, Hospital Corp., Series A (RB) (AGM) 5.00%, 07/01/25 (c)	233,432
	New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB)
1,585,000	3.00%, 07/01/26 (c)	1,713,971
360,000	3.38%, 07/01/27 (c)	399,726
1,590,000	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, Series A (RB) 4.00%, 07/01/26 (c)	1,832,364
390,000	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, Series B-3 (RB) 5.00%, 04/01/26 (c) (p)	480,371
	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
115,000	3.00%, 07/01/26 (c)	123,673
150,000	3.13%, 07/01/26 (c)	161,756
1,015,000	New Jersey Housing and Mortgage Finance Agency, Series A (RB) 3.75%, 10/01/27 (c)	1,138,901
	New Jersey State Turnpike Authority, Series B (RB)
2,900,000	5.00%, 01/01/28 (c)	3,623,927
1,080,000	5.00%, 01/01/28 (c)	1,354,774
115,000	5.00%, 01/01/28 (c)	144,990
	New Jersey Transportation Trust Fund Authority, Series A (RB)
2,330,000	4.00%, 12/15/28 (c)	2,728,500
435,000	5.00%, 06/15/26 (c)	518,242
500,000	5.00%, 12/15/27	631,685
1,000,000	5.00%, 12/15/28 (c)	1,234,840
1,100,000	5.00%, 12/15/28 (c)	1,366,574
500,000	5.00%, 12/15/28	642,920
1,395,000	5.00%, 12/15/28 (c)	1,735,896
780,000	New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 4.10%, 06/15/26 (c)	876,478
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
550,000	5.25%, 06/15/25 (c)	649,071
435,000	5.25%, 06/15/25 (c)	515,044
300,000	5.25%, 06/15/25 (c)	356,727
	New Jersey Turnpike Authority, Series A (RB)
135,000	4.00%, 01/01/27 (c)	154,729
105,000	5.00%, 01/01/26 (c)	125,247
375,000	5.00%, 01/01/26 (c)	443,355
30,000	5.00%, 01/01/26 (c)	35,690
1,625,000	5.00%, 01/01/27 (c)	2,003,982
270,000	5.00%, 01/01/27 (c)	328,514
	New Jersey Turnpike Authority, Series E (RB)
150,000	5.00%, 01/01/27	188,163
200,000	5.00%, 01/01/28 (c)	252,156
115,000	5.00%, 01/01/28 (c)	147,197
	New Jersey Turnpike Authority, Series G (RB) (AGM)
2,130,000	4.00%, 01/01/28 (c)	2,504,475
1,000,000	5.00%, 01/01/28 (c)	1,243,220
250,000	State of New Jersey, Series A (GO) 3.00%, 06/01/32	288,480
	State of New Jersey, Various Purposes (GO)
400,000	5.00%, 06/01/27 (c)	502,464
625,000	5.00%, 06/01/27	788,500
225,000	The State University of New Jersey, Rutgers, Series M (RB) 5.00%, 05/01/26 (c)	267,608
	Tobacco Settlement Financing Corp., Series A (RB)
360,000	5.00%, 06/01/27	459,781
250,000	5.00%, 06/01/28 (c)	318,925
225,000	5.00%, 06/01/28 (c)	285,167
2,000,000	5.00%, 06/01/28 (c)	2,566,720
195,000	5.00%, 06/01/28 (c)	252,550
500,000	5.00%, 06/01/28 (c)	645,160
		63,237,086
New Mexico: 0.1%
520,000	Regents of the University of New Mexico, Series A (RB) 2.50%, 06/01/26 (c)	563,451
250,000	State of New Mexico, Series A (GO) 5.00%, 03/01/27	318,123
1,125,000	University of New Mexico, Series B (RB) 2.75%, 06/01/26 (c)	1,227,791
		2,109,365
New York: 14.4%
1,555,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM) 4.00%, 01/15/27 (c)	1,768,439
500,000	City of New York Housing Development Corp., Series G-1 (RB) 3.10%, 11/01/25 (c)	535,155
110,000	City of New York, Series 1 (GO) 5.00%, 08/01/26	137,122
	City of New York, Series A (GO)
485,000	4.00%, 08/01/26 (c)	559,195
380,000	5.00%, 08/01/25 (c)	456,714
130,000	5.00%, 08/01/26	162,053
1,810,000	5.00%, 08/01/26 (c)	2,226,409
540,000	5.00%, 08/01/27 (c)	687,485
550,000	5.00%, 08/01/27	703,257
1,000,000	City of New York, Series A-1 (GO) 5.00%, 08/01/29	1,335,630
	City of New York, Series B-1 (GO)
250,000	4.00%, 12/01/26 (c)	287,913
395,000	5.00%, 12/01/26 (c)	490,262
100,000	5.00%, 10/01/27 (c)	124,282
1,125,000	5.00%, 10/01/29 (c)	1,484,314
500,000	5.00%, 10/01/29 (c)	663,645
1,000,000	5.00%, 11/01/30	1,367,110
920,000	5.25%, 10/01/27 (c)	1,172,825
	City of New York, Series C (GO)
735,000	5.00%, 08/01/26	916,222
225,000	5.00%, 02/01/27 (c)	281,822
	City of New York, Series C and D (GO)
500,000	5.00%, 02/01/26 (c)	607,745
110,000	5.00%, 02/01/26 (c)	134,371
500,000	5.00%, 08/01/26	623,280
1,250,000	5.00%, 02/01/28 (c)	1,572,487
820,000	5.00%, 02/01/28 (c)	1,059,481
2,000,000	City of New York, Series C-1 (GO) (SD CRED PROG) 5.00%, 08/01/30	2,719,600
1,565,000	City of New York, Series D-1 (GO) 5.00%, 03/01/30 (c)	2,045,079
	City of New York, Series E (GO)
185,000	5.00%, 08/01/26	230,614
540,000	5.00%, 08/01/26 (c)	664,232
680,000	5.00%, 08/01/26	847,661
	City of New York, Series E-1 (GO)
1,015,000	5.00%, 03/01/28 (c)	1,288,076
1,000,000	5.25%, 03/01/28 (c)	1,274,890
1,500,000	5.25%, 03/01/28 (c)	1,939,230
250,000	City of New York, Series F-1 (GO) 5.00%, 04/01/28 (c)	315,168
2,000,000	City of New York, Series I-A (GO) 4.00%, 10/01/30 (c)	2,456,200
400,000	City of New York, Series L (GO) 5.00%, 04/01/29 (c)	522,068
	City of New York, Series L-6 (GO)
175,000	5.00%, 04/01/28	227,203
1,000,000	5.00%, 04/01/29 (c)	1,320,540
	County of Nassau, Series C (GO)
1,000,000	5.00%, 04/01/26 (c)	1,183,410
600,000	5.00%, 10/01/27 (c)	750,402
310,000	5.00%, 10/01/27	393,486
250,000	County of Suffolk, Series B (GO) (AGM) 5.00%, 10/15/26	310,498
345,000	County of Westchester, Series A (GO) 4.00%, 12/01/26 (c)	418,392
	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
325,000	3.00%, 07/01/26 (c)	349,365
205,000	3.00%, 07/01/26 (c)	215,016
300,000	4.00%, 07/01/26 (c)	332,913
275,000	5.00%, 07/01/26 (c)	327,621
500,000	5.00%, 07/01/26 (c)	584,495
300,000	5.00%, 07/01/26 (c)	354,039
100,000	5.00%, 07/01/26 (c)	117,657
	Hudson Yards Infrastructure Corp., Series A (RB)
1,700,000	5.00%, 02/15/27 (c)	2,093,975
460,000	5.00%, 02/15/27 (c)	562,138
3,025,000	5.00%, 02/15/27 (c)	3,748,035
1,030,000	5.00%, 02/15/27 (c)	1,272,101
	Long Island Power Authority, Electric System (RB)
750,000	5.00%, 09/01/27 (c)	944,617
500,000	5.00%, 09/01/27 (c)	631,975
305,000	5.00%, 09/01/27 (c)	387,082
450,000	Long Island Power Authority, Electric System, Series A (RB) 3.00%, 09/01/28 (c)	498,204
40,000	Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/26 (c)	49,785
	Metropolitan Transportation Authority, Series A (RB)
340,000	4.00%, 11/15/26 (c)	373,653
205,000	5.25%, 11/15/26 (c)	252,950
290,000	5.25%, 11/15/26 (c)	363,941
1,605,000	5.25%, 11/15/26 (c)	1,984,470
125,000	5.25%, 11/15/26 (c)	155,229
100,000	5.25%, 11/15/26 (c)	123,897
845,000	Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 05/15/26 (c)	995,571
155,000	Metropolitan Transportation Authority, Series A-2 (RB) 5.00%, 05/15/27 (c)	188,974
	Metropolitan Transportation Authority, Series B (RB)
215,000	4.00%, 11/15/26 (c)	236,281
1,825,000	4.00%, 11/15/26 (c)	2,001,277
310,000	5.00%, 11/15/26 (c)	373,135
865,000	5.00%, 11/15/27	1,069,062
380,000	5.00%, 11/15/28	478,021
380,000	5.00%, 11/15/28	478,021
	Metropolitan Transportation Authority, Series B-1 (RB)
225,000	5.00%, 11/15/26 (c)	273,353
470,000	5.00%, 11/15/26 (c)	571,558
	Metropolitan Transportation Authority, Series B-2 (RB)
15,000	5.00%, 11/15/26 (c)	18,547
1,185,000	5.00%, 11/15/27 (c)	1,489,912
200,000	5.00%, 11/15/27 (c)	252,208
	Metropolitan Transportation Authority, Series C-1 (RB)
1,240,000	4.00%, 05/15/28 (c)	1,393,909
395,000	4.00%, 05/15/28 (c)	445,449
410,000	4.00%, 05/15/28 (c)	459,421
155,000	5.00%, 11/15/26 (c)	186,567
900,000	5.00%, 11/15/26 (c)	1,077,084
1,175,000	5.00%, 11/15/26 (c)	1,403,079
500,000	5.00%, 11/15/27	617,920
470,000	5.00%, 05/15/28 (c)	583,345
810,000	5.00%, 05/15/28 (c)	977,297
1,445,000	5.00%, 05/15/28 (c)	1,775,226
1,260,000	5.00%, 05/15/28 (c)	1,564,958
2,540,000	5.00%, 05/15/28 (c)	3,081,376
1,035,000	Metropolitan Transportation Authority, Series C-2 (RB)
	0.00%, 11/15/33 ^	767,059
	Metropolitan Transportation Authority, Series D (RB)
265,000	3.13%, 11/15/26 (c)	270,385
400,000	4.00%, 11/15/26 (c)	444,904
1,115,000	5.00%, 11/15/26 (c)	1,333,897
1,805,000	5.00%, 11/15/26 (c)	2,155,784
535,000	5.00%, 05/15/28 (c)	649,030
1,060,000	5.00%, 05/15/28 (c)	1,293,147
1,085,000	5.00%, 05/15/28 (c)	1,338,575
110,000	Nassau County, New York General Improvement, Series B (GO) 5.00%, 10/01/26 (c)	133,000
1,100,000	New York City Housing Development Corp., Multi-Family Housing, Series A-1-C (RB) 2.35%, 05/01/28 (c)	1,137,774
955,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 4.50%, 06/15/26 (c)	1,149,295
600,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 5.00%, 07/15/21 (c)	612,612
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-2 (RB) (SAW)
135,000	5.00%, 07/15/25 (c)	162,261
1,010,000	5.00%, 07/15/28 (c)	1,300,284
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-4 (RB) (SAW)
500,000	5.00%, 07/15/28 (c)	638,340
100,000	5.00%, 07/15/28 (c)	128,741
415,000	5.25%, 07/15/28 (c)	532,835
3,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB) 5.00%, 11/01/30 (c)	4,013,910
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
630,000	4.00%, 05/01/26 (c)	729,420
225,000	5.00%, 08/01/25 (c)	266,231
160,000	5.00%, 05/01/26 (c)	193,234
450,000	5.00%, 05/01/26 (c)	545,782
725,000	5.00%, 05/01/26 (c)	881,817
880,000	5.00%, 05/01/26 (c)	1,065,302
260,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
	5.00%, 08/01/24 (c)	301,223
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
115,000	4.00%, 08/01/27 (c)	136,251
450,000	5.00%, 11/01/25 (c)	539,568
785,000	5.00%, 11/01/25 (c)	942,055
185,000	5.00%, 11/01/25 (c)	222,686
530,000	5.00%, 08/01/26 (c)	652,250
690,000	5.00%, 08/01/26 (c)	845,816
540,000	5.00%, 08/01/26 (c)	661,295
895,000	5.00%, 08/01/26 (c)	1,092,795
350,000	5.00%, 08/01/27 (c)	440,548
125,000	5.00%, 08/01/27 (c)	159,629
1,000,000	5.00%, 08/01/27 (c)	1,266,210
500,000	5.00%, 08/01/28 (c)	637,790
1,000,000	5.00%, 08/01/30 (c)	1,360,580
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
20,000	5.00%, 11/01/25 (c)	24,231
2,280,000	5.00%, 05/01/27 (c)	2,874,829
610,000	5.00%, 05/01/27 (c)	763,073
4,500,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB) 5.00%, 11/01/30 (c)	6,001,110
100,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E (RB) 3.50%, 05/01/27 (c)	111,819
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
100,000	3.00%, 02/01/26 (c)	107,666
155,000	5.00%, 02/01/25 (c)	180,398
500,000	5.00%, 02/01/26 (c)	601,180
720,000	5.00%, 02/01/26 (c)	870,408
565,000	5.00%, 02/01/26 (c)	685,509
525,000	5.00%, 02/01/26 (c)	634,961
915,000	5.00%, 02/01/27 (c)	1,147,163
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F (RB)
685,000	4.00%, 02/01/26 (c)	782,914
715,000	5.00%, 02/01/26 (c)	864,757
830,000	5.00%, 02/01/26 (c)	1,003,387
250,000	New York City Trust for Cultural Resources, Lincoln Center for the Performing Arts, Inc., Series A (RB) 5.00%, 12/01/26	311,263
	New York City Trust for Cultural Resources, The Museum of Modern Art, Series 1-E (RB)
745,000	4.00%, 10/01/26 (c)	863,872
850,000	4.00%, 10/01/26 (c)	996,064
1,000,000	New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	1,351,850
	New York City Water and Sewer System, Series BB (RB)
310,000	5.00%, 06/15/27 (c)	393,573
595,000	5.00%, 06/15/27 (c)	765,182
215,000	New York City Water and Sewer System, Series EE (RB) 5.00%, 06/15/27 (c)	272,409
500,000	New York City Water and Sewer System, Series FF-2 (RB) 5.00%, 06/15/29 (c)	662,290
	New York State Dormitory Authority, Columbia University (RB)
170,000	5.00%, 04/01/26 (c)	211,065
510,000	5.00%, 04/01/26 (c)	634,083
115,000	New York State Dormitory Authority, Columbia University, Series A (RB) (FHA) 5.00%, 10/01/28	154,369
25,000	New York State Dormitory Authority, Columbia University, Series B (RB) 5.00%, 10/01/27	32,657
	New York State Dormitory Authority, Cornell University, Series A (RB)
200,000	4.00%, 07/01/26 (c)	232,688
230,000	5.00%, 07/01/26 (c)	285,577
	New York State Dormitory Authority, Cornell University, Series D (RB)
110,000	5.00%, 07/01/33	160,965
1,100,000	5.00%, 07/01/34	1,633,621
800,000	New York State Dormitory Authority, Fordham University (RB) 4.00%, 07/01/27 (c)	920,984
1,000,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Series 1 (RB) 4.00%, 07/01/29 (c)	1,207,090
315,000	New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 5.00%, 08/01/27	391,428
250,000	New York State Dormitory Authority, New School University, Series A (RB) 5.00%, 01/01/27 (c)	306,393
	New York State Dormitory Authority, New York State University, Series B (RB)
200,000	5.00%, 07/01/25 (c)	232,418
20,000	5.00%, 07/01/25 (c)	23,307
	New York State Dormitory Authority, New York University, Series A (RB)
260,000	5.00%, 07/01/26 (c)	320,011
200,000	5.00%, 07/01/27 (c)	250,460
250,000	5.00%, 07/01/27 (c)	314,228
250,000	5.00%, 07/01/27 (c)	317,655
385,000	5.00%, 07/01/28 (c)	496,604
100,000	5.00%, 07/01/29 (c)	133,618
	New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
200,000	5.00%, 10/01/26 (c)	240,966
1,325,000	5.00%, 10/01/26 (c)	1,608,523
370,000	5.00%, 10/01/26 (c)	452,358
635,000	5.00%, 10/01/27 (c)	811,022
100,000	5.00%, 10/01/27 (c)	126,118
	New York State Dormitory Authority, Sloan-Kettering Cancer Center, Series 1 (RB) (AGM)
850,000	2.00%, 07/01/29 (c)	891,896
525,000	4.00%, 07/01/27 (c)	618,670
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
475,000	4.00%, 02/15/27 (c)	548,630
195,000	5.00%, 03/15/25 (c)	230,225
150,000	5.00%, 03/15/25 (c)	178,787
1,040,000	5.00%, 08/15/26 (c)	1,295,965
1,000,000	5.00%, 02/15/27 (c)	1,244,380
1,375,000	5.00%, 02/15/27 (c)	1,727,646
595,000	5.00%, 02/15/27 (c)	737,830
1,500,000	5.00%, 03/15/29 (c)	1,936,845
100,000	5.00%, 03/15/29	133,757
1,645,000	5.00%, 03/15/29 (c)	2,117,905
3,910,000	5.00%, 03/15/29 (c)	5,018,368
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
420,000	5.00%, 02/15/27	533,597
2,000,000	5.00%, 08/15/27 (c)	2,528,140
640,000	5.00%, 08/15/27 (c)	822,234
385,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	440,167
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
940,000	5.00%, 08/15/26 (c)	1,159,781
315,000	5.00%, 08/15/26 (c)	391,554
540,000	5.00%, 08/15/26 (c)	672,905
2,000,000	5.00%, 02/15/30 (c)	2,659,400
115,000	5.00%, 02/15/30 (c)	154,008
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
320,000	5.00%, 02/15/25 (c)	380,211
350,000	5.00%, 09/15/25 (c)	421,956
315,000	5.00%, 09/15/25 (c)	380,885
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
115,000	5.00%, 03/15/24 (c)	131,595
340,000	5.00%, 03/15/24 (c)	389,178
140,000	5.00%, 09/15/26 (c)	172,955
60,000	5.00%, 09/15/26 (c)	73,752
1,010,000	5.00%, 09/15/26 (c)	1,259,096
2,380,000	5.00%, 09/15/26 (c)	2,953,580
1,000,000	5.00%, 03/15/27 (c)	1,241,390
1,405,000	5.00%, 03/15/27 (c)	1,737,662
305,000	5.00%, 03/15/27 (c)	384,190
515,000	5.00%, 03/15/27 (c)	645,861
	New York State Dormitory Authority, State Sales Tax, Series B (RB)
170,000	5.00%, 09/15/25 (c)	205,124
285,000	5.00%, 09/15/25 (c)	343,884
120,000	5.00%, 09/15/25 (c)	145,712
750,000	New York State Dormitory Authority, State Sales Tax, Series C (RB) 5.00%, 03/15/28 (c)	948,397
2,560,000	New York State Dormitory Authority, State University Dormitory Facilities, Series A (RB) 5.00%, 07/01/27 (c)	3,209,933
1,000,000	New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB) 5.00%, 08/01/28 (c)	1,239,100
385,000	New York State Dormitory Authority, The New School, Series A (RB) 5.00%, 01/01/27 (c)	462,612
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
1,415,000	5.00%, 06/15/26 (c)	1,743,577
765,000	5.00%, 06/15/26 (c)	947,208
500,000	5.00%, 06/15/26 (c)	620,885
150,000	5.00%, 06/15/27 (c)	189,956
405,000	5.00%, 06/15/27 (c)	520,401
1,250,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 06/15/29 (c)	1,661,087
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB)
495,000	3.00%, 06/15/27 (c)	553,044
500,000	5.00%, 06/15/27 (c)	633,745
1,000,000	5.00%, 06/15/27 (c)	1,269,160
500,000	5.00%, 06/15/27	645,810
1,000,000	New York State Housing Finance Agency, Series H (RB) (AGM) 2.10%, 05/01/29 (c)	1,025,100
	New York State Thruway Authority, Series A (RB)
600,000	5.00%, 01/01/26 (c)	719,586
650,000	5.00%, 01/01/26 (c)	780,884
800,000	New York State Thruway Authority, Series B (RB) (AGM) 4.00%, 01/01/30 (c)	957,792
	New York State Thruway Authority, Series L (RB)
1,500,000	5.00%, 01/01/28 (c)	1,906,050
1,300,000	5.00%, 01/01/28 (c)	1,643,564
	New York State Urban Development Corp., State Personal Income, Series A (RB)
890,000	5.00%, 09/15/25 (c)	1,062,179
170,000	5.00%, 09/15/25 (c)	203,230
140,000	5.00%, 09/15/25 (c)	167,719
1,110,000	5.00%, 03/15/26 (c)	1,362,203
670,000	5.00%, 03/15/26 (c)	818,050
750,000	5.00%, 03/15/27 (c)	942,165
325,000	5.00%, 03/15/27 (c)	405,905
645,000	5.00%, 03/15/27	821,859
	New York State Urban Development Corp., State Personal Income, Series C (RB)
1,000,000	4.00%, 09/15/30 (c)	1,235,110
1,000,000	4.00%, 09/15/30 (c)	1,214,820
2,500,000	5.00%, 03/15/27	3,185,500
2,000,000	5.00%, 09/15/27 (c)	2,537,460
350,000	5.00%, 09/15/27 (c)	445,504
250,000	5.00%, 09/15/30 (c)	334,365
300,000	Port Authority of New York and New Jersey, Series 198 (RB) 5.00%, 11/15/26 (c)	369,801
	Port Authority of New York and New Jersey, Series 205 (RB)
2,500,000	5.00%, 11/15/27 (c)	3,162,550
1,000,000	5.00%, 11/15/27 (c)	1,273,250
840,000	5.00%, 11/15/27 (c)	1,078,148
	Port Authority of New York and New Jersey, Series 209 (RB)
500,000	5.00%, 07/15/28 (c)	636,135
255,000	5.00%, 07/15/28	334,721
500,000	Port Authority of New York and New Jersey, Series 211 (RB) 5.00%, 09/01/28 (c)	641,655
500,000	Port Authority of New York and New Jersey, Series 217 (RB) 5.00%, 11/01/29 (c)	654,055
	Port Authority of New York and New Jersey, Series 222 (RB)
3,500,000	4.00%, 07/15/30 (c)	4,256,245
2,000,000	4.00%, 07/15/30 (c)	2,442,300
1,000,000	5.00%, 07/15/30 (c)	1,330,380
470,000	State of New York Mortgage Agency, Series 192 (RB) 3.80%, 10/01/24 (c)	502,223
615,000	State of New York Mortgage Agency, Series 195 (RB) 3.00%, 04/01/25 (c)	653,640
775,000	State of New York Mortgage Agency, Series 197 (RB) 2.60%, 04/01/25 (c)	811,851
460,000	State of New York Mortgage Agency, Series 205 (RB) 3.13%, 10/01/26 (c)	498,842
830,000	State of New York Mortgage Agency, Series 208 (RB) 3.60%, 04/01/27 (c)	921,507
285,000	State of New York Mortgage Agency, Series 54 (RB) 3.95%, 10/01/26 (c)	316,795
10,000	Suffolk County Water Authority (RB) 4.00%, 06/01/25 (c)	11,356
20,000	Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	24,433
	Triborough Bridge and Tunnel Authority, Series B (RB)
1,550,000	5.00%, 05/15/27 (c)	1,943,142
1,070,000	5.00%, 05/15/27 (c)	1,335,991
1,255,000	5.00%, 05/15/27 (c)	1,562,952
1,000,000	5.00%, 05/15/27 (c)	1,278,110
1,035,000	5.00%, 05/15/27 (c)	1,307,288
1,350,000	5.00%, 05/15/27 (c)	1,698,435
1,000,000	5.00%, 11/15/31	1,404,550
	Triborough Bridge and Tunnel Authority, Series C (RB)
1,565,000	5.00%, 11/15/27	2,029,429
500,000	5.00%, 11/15/28	664,290
1,000,000	Triborough Bridge and Tunnel Authority, Series D (RB) 5.00%, 11/15/30 (c)	1,347,520
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
500,000	5.00%, 06/01/27 (c)	611,645
845,000	5.00%, 06/01/27 (c)	1,027,021
1,140,000	5.00%, 06/01/27 (c)	1,401,379
130,000	5.00%, 06/01/27 (c)	163,483
285,000	5.00%, 06/01/27 (c)	356,717
	Utility Debt Securitization Authority (RB)
1,685,000	5.00%, 12/15/25 (c)	2,051,993
200,000	5.00%, 12/15/25 (c)	245,618
	Utility Debt Securitization Authority, Series A (RB)
140,000	5.00%, 06/15/23 (c)	156,066
360,000	5.00%, 06/15/25 (c)	433,994
310,000	5.00%, 12/15/25 (c)	380,708
425,000	5.00%, 06/15/26 (c)	528,776
610,000	5.00%, 06/15/26 (c)	751,648
500,000	5.00%, 06/15/26 (c)	612,545
1,135,000	Utility Debt Securitization Authority, Series B (RB) 5.00%, 06/15/26 (c)	1,405,334
		258,691,309
North Carolina: 1.7%
450,000	Cape Fear Public Utility Authority, Water and Sewer System (RB) 4.00%, 08/01/26 (c)	530,847
100,000	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB) 4.00%, 01/15/26 (c)	113,765
590,000	County of Forsyth, Public Improvement, Series B (GO) 3.00%, 03/01/27 (c)	662,499
1,000,000	County of Guilford (GO) 5.00%, 03/01/27	1,281,470
	County of Mecklenburg, Series A (GO)
900,000	4.00%, 04/01/27 (c)	1,079,109
1,000,000	4.00%, 04/01/27 (c)	1,205,930
250,000	County of Mecklenburg, Series B (GO) 2.00%, 12/01/26 (c)	261,425
	County of New Hanover, New Hanover Regional Medical Center (RB)
1,300,000	5.00%, 10/01/27 (c)	1,612,039
590,000	5.00%, 10/01/27	753,725
	County of Wake, Series A (RB)
150,000	3.13%, 08/01/28 (c)	172,236
500,000	5.00%, 12/01/26 (c)	625,300
130,000	North Carolina Capital Facilities Finance Agency, Wake Forest Univeristy (RB) 5.00%, 07/01/26 (c)	160,861
10,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	11,521
365,000	North Carolina Medical Care Commission, Health Care Facilities, Series A (RB) 5.00%, 06/01/27	466,452
1,000,000	North Carolina Municipal Power Agency No. 1, Series A (RB) 5.00%, 01/01/30 (c)	1,304,990
	North Carolina Turnpike Authority, Triangle Expressway System (RB)
500,000	5.00%, 01/01/27 (c)	602,890
945,000	5.00%, 01/01/27 (c)	1,160,063
380,000	5.00%, 01/01/29 (c)	483,250
	North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB)
800,000	4.00%, 01/01/28 (c)	956,096
360,000	4.00%, 01/01/28 (c)	431,082
890,000	4.00%, 01/01/28 (c)	1,069,255
625,000	State of North Carolina, Department of State Treasurer, Series B (GO) 2.13%, 06/01/29 (c)	659,087
2,500,000	State of North Carolina, Grant Anticipation (RB) 5.00%, 03/01/29 (c)	3,303,750
	State of North Carolina, Series A (GO)
1,000,000	3.00%, 06/01/28 (c)	1,142,060
380,000	3.00%, 06/01/28 (c)	430,779
1,440,000	5.00%, 05/01/28	1,899,619
1,140,000	5.00%, 06/01/28 (c)	1,494,802
1,000,000	5.00%, 05/01/29 (c)	1,339,000
1,100,000	5.00%, 06/01/30 (c)	1,520,739
	State of North Carolina, Series B (RB)
800,000	3.00%, 05/01/27 (c)	903,240
420,000	5.00%, 06/01/26 (c)	523,064
215,000	5.00%, 05/01/27	275,955
880,000	5.00%, 05/01/27 (c)	1,120,029
		29,556,929
North Dakota: 0.1%
410,000	County of Ward, North Dakota Health Care Facilities, Series C (RB) 5.00%, 06/01/28 (c)	480,422
305,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series A (RB) 3.55%, 07/01/27 (c)	337,046
390,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series D (RB) (SAW) 3.55%, 01/01/28 (c)	429,179
230,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series F (RB) 3.35%, 01/01/27 (c)	253,669
365,000	North Dakota Public Finance Authority, Series A (RB) 5.00%, 10/01/24 (c)	424,944
300,000	5.00%, 10/01/24 (c)	349,866
		2,275,126
Ohio: 2.6%
	Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
3,000,000	5.00%, 06/01/30 (c)	3,984,030
2,000,000	5.00%, 06/01/30 (c)	2,668,840
500,000	City of Cleveland, Bridges and Roadways Improvements, Series B-2 (RB) 5.00%, 04/01/28 (c)	628,495
	City of Columbus, Series 1 (GO)
250,000	4.00%, 04/01/27	305,065
200,000	4.00%, 10/01/27 (c)	241,508
250,000	5.00%, 10/01/27 (c)	324,780
750,000	5.00%, 10/01/27 (c)	968,497
	City of Columbus, Various Purpose, Series A (GO)
960,000	3.00%, 08/15/25 (c)	1,047,994
380,000	4.00%, 08/15/25 (c)	440,089
1,245,000	City of Columbus, Various Purpose, Series B (GO) 5.00%, 04/01/29 (c)	1,662,386
	County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
1,030,000	5.00%, 02/01/28 (c)	1,314,465
115,000	5.00%, 02/01/28 (c)	148,858
1,000,000	5.00%, 06/01/30 (c)	1,351,620
	County of Butler (RB)
400,000	4.00%, 11/15/27 (c)	462,516
1,805,000	5.00%, 11/15/27 (c)	2,247,965
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
100,000	5.00%, 02/15/27 (c)	118,864
250,000	5.00%, 02/15/27 (c)	300,510
	County of Franklin, Nationwide Children’s Hospital Project, Series A (RB)
145,000	5.00%, 11/01/27 (c)	181,062
125,000	5.00%, 11/01/27 (c)	156,754
120,000	5.00%, 11/01/27 (c)	151,050
340,000	County of Hamilton, Sales Tax, Series A (RB) 5.00%, 12/01/26 (c)	418,506
1,000,000	County of Hamilton, Sewer System, Series A (RB) 5.00%, 12/01/29 (c)	1,347,230
355,000	County of Montgomery, Premier Health Partners Obligated Group, Series A (RB) 5.00%, 11/15/27	435,383
165,000	County of Scioto, Southern Ohio Medical Center (RB) 3.38%, 02/15/26 (c)	175,982
	Cuyahoga Community College District (GO)
500,000	4.00%, 06/01/26 (c)	577,005
350,000	4.00%, 06/01/26 (c)	405,345
20,000	Kent State University (RB) 5.00%, 05/01/26 (c)	24,376
1,000,000	Northeast Ohio Regional Sewer District (RB) 3.00%, 11/15/29 (c)	1,156,580
280,000	Ohio Housing Finance Agency, Series A (RB) 2.50%, 03/01/29 (c)	298,724
	Ohio Turnpike and Infrastructure Commission, Series A (RB)
500,000	5.00%, 02/15/28 (c)	634,600
500,000	5.00%, 02/15/28 (c)	637,530
500,000	5.00%, 02/15/28 (c)	639,915
1,020,000	Ohio Water Development Authority, Fresh Water (RB) 5.00%, 03/01/28 (c)	1,338,352
125,000	Ohio Water Development Authority, Fresh Water, Series A (RB) 5.00%, 06/01/26 (c)	155,116
	Ohio Water Development Authority, Fresh Water, Series B (RB)
140,000	5.00%, 06/01/26 (c)	172,649
1,000,000	5.00%, 12/01/26 (c)	1,255,450
200,000	5.00%, 12/01/26 (c)	251,222
960,000	Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/27 (c)	1,215,139
	Ohio Water Development Authority, Water Pollution Control, Series B (RB)
20,000	5.00%, 12/01/25 (c)	24,495
40,000	5.00%, 12/01/25 (c)	49,032
	State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB)
760,000	4.00%, 01/01/28 (c)	908,945
480,000	5.00%, 03/15/24 (c)	547,978
165,000	5.00%, 01/01/27	209,616
130,000	5.00%, 01/01/28 (c)	165,551
135,000	5.00%, 01/01/28 (c)	174,041
425,000	5.00%, 01/01/28 (c)	551,603
140,000	5.00%, 01/01/28 (c)	179,782
	State of Ohio, Capital Facilities Lease Appropriation Bonds, Series A (RB)
805,000	5.00%, 04/01/28 (c)	1,024,218
640,000	5.00%, 04/01/28 (c)	817,882
615,000	5.00%, 04/01/28 (c)	791,653
	State of Ohio, Common Schools, Series A (GO)
660,000	5.00%, 03/15/23 (c)	725,327
500,000	5.00%, 03/15/24 (c)	572,990
25,000	5.00%, 03/15/24 (c)	28,532
395,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/27	510,893
165,000	State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 3.25%, 12/01/25 (c)	176,215
550,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/26 (c)	677,886
1,000,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/27 (c)	1,265,960
1,000,000	State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/28	1,320,010
	State of Ohio, Infrastructure Project, Series 1 (RB)
350,000	5.00%, 06/15/26 (c)	435,463
200,000	5.00%, 12/15/30	278,668
750,000	5.00%, 12/15/31	1,067,422
225,000	State of Ohio, Major New State Infrastructure Improvement Bonds (RB) 5.00%, 06/15/26 (c)	278,591
100,000	State of Ohio, Parks and Recreation Improvement, Series A (RB) 5.00%, 12/01/27 (c)	128,496
500,000	State of Ohio, Parks and Recreation Improvement, Series C (RB) 5.00%, 12/01/26 (c)	620,585
2,225,000	The Ohio State University, Multiyear Debt Issuance Program, Series A (RB) 5.00%, 12/01/29	3,018,502
100,000	Village of Bluffton, Blanchard Valley Health System (RB) 4.00%, 12/01/27 (c)	114,847
		46,509,635
Oklahoma: 0.3%
	Canadian County Educational Facilities Authority, Mustang Public Schools (RB)
330,000	3.00%, 09/01/26 (c)	362,168
1,405,000	5.00%, 09/01/26 (c)	1,736,187
	Grand River Dam Authority, Series A (RB)
130,000	5.00%, 12/01/26 (c)	160,307
100,000	5.00%, 12/01/26 (c)	123,454
155,000	Oklahoma Capitol Improvement Authority (RB) 4.00%, 07/01/26 (c)	177,506
565,000	Oklahoma Turnpike Authority, Series C (RB) 5.00%, 01/01/27 (c)	696,097
100,000	Oklahoma Turnpike Authority, Series D (RB) 5.00%, 01/01/27	126,772
	Oklahoma Turnpike Authority, Series E (RB)
300,000	5.00%, 01/01/27 (c)	373,485
155,000	5.00%, 01/01/27 (c)	195,243
530,000	Tulsa County Industrial Authority (RB) 5.00%, 09/01/25 (c)	634,850
	Tulsa Public Facilities Authority (RB)
1,075,000	4.00%, 10/01/26 (c)	1,261,437
250,000	4.00%, 10/01/26	296,600
30,000	University of Oklahoma, Series C (RB) 5.00%, 07/01/25 (c)	35,038
		6,179,144
Oregon: 1.0%
	Asante Health System Obligated Group, Hospital Facilities Authority of the City of Medford, Asante Projects, Series A (RB) (AGM)
700,000	5.00%, 08/15/30 (c)	929,082
720,000	5.00%, 08/15/30 (c)	958,658
410,000	City of Eugene, Electric Utility System Revenue, Series A (RB) 4.00%, 08/01/26 (c)	474,944
1,285,000	Corvallis School District No. 509J, Series B (GO) (SBG) 5.00%, 06/15/28 (c)	1,645,648
	Hillsboro School District No. 1J (GO) (SBG)
590,000	5.00%, 06/15/27 (c)	735,907
1,000,000	5.00%, 06/15/27 (c)	1,262,370
375,000	Medford School District No. 549C (GO) (SBG) 5.00%, 06/15/25 (c)	445,954
1,045,000	Metro Oregon, Series A (GO) 5.00%, 06/01/30 (c)	1,440,177
	Multnomah and Clackamas Counties School District No. 10JT (GO) (SBG)
1,010,000	0.00%, 06/15/27 (c) ^	730,381
1,215,000	0.00%, 06/15/27 (c) ^	922,258
500,000	Multnomah and Clackamas Counties School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	590,000
350,000	Oregon Health and Science University, Series B (RB) 5.00%, 07/01/26 (c)	423,031
	Oregon State Facilities Authority, Samaritan Health Services Project, Series A (RB)
195,000	5.00%, 10/01/26 (c)	233,903
430,000	5.00%, 10/01/26 (c)	517,647
120,000	Oregon State Lottery, Department of Administrative Services, Series C (RB) 5.00%, 04/01/27 (c)	152,819
115,000	Portland Community College District (GO) 5.00%, 06/15/26 (c)	142,459
	Salem-Keizer School District No. 24J (GO) (SBG)
475,000	4.00%, 06/15/28 (c)	570,959
545,000	5.00%, 06/15/28 (c)	706,707
125,000	Sherwood School District No. 88J, Series B (GO) (SBG) 5.00%, 06/15/27 (c)	156,608
690,000	State of Oregon, Department of Administrative Services, Lottery Revenue, Series A (RB) 5.00%, 04/01/27 (c)	873,788
1,000,000	State of Oregon, Department of Transportation, Series A (RB) 5.00%, 11/15/30 (c)	1,362,060
450,000	State of Oregon, Higher Education, Series I (GO) 4.00%, 08/01/27 (c)	533,083
320,000	State of Oregon, Housing and Community Services Department, Series C (RB) (AGM) 3.55%, 07/01/27 (c)	353,622
905,000	State of Oregon, Housing and Community Services Department, Series D (RB) 3.80%, 01/01/28 (c)	1,017,772
145,000	State of Oregon, Seismic Project and Article XI-Q, Series A (GO) 5.00%, 05/01/27 (c)	183,248
10,000	State of Oregon, Seismic Project and Article XI-Q, Series F (GO) 5.00%, 05/01/26 (c)	12,319
	Tri-County Metropolitan Transportation District of Oregon, Series A (RB)
570,000	3.25%, 04/01/28 (c)	627,017
405,000	5.00%, 10/01/26	506,052
		18,508,473
Pennsylvania: 4.3%
	Allegheny County Hospital Development Authority, Series A (RB)
100,000	5.00%, 04/01/27	125,272
1,120,000	5.00%, 04/01/28 (c)	1,404,782
1,000,000	5.00%, 04/01/28 (c)	1,278,020
290,000	5.00%, 07/15/28	379,680
810,000	5.00%, 07/15/29 (c)	1,055,227
100,000	Allegheny County Sanitary Authority, Sewer Revenue (RB) (AGM)
	4.00%, 12/01/26 (c)	116,831
	City of Philadelphia (GO) (AGM)
380,000	5.00%, 08/01/27 (c)	474,947
320,000	5.00%, 08/01/27	410,576
880,000	City of Philadelphia, Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	1,073,714
	City of Philadelphia, Series A (RB)
1,000,000	4.00%, 07/01/30 (c)	1,186,670
750,000	5.00%, 08/01/27 (c)	944,715
100,000	5.00%, 08/01/27 (c)	124,399
750,000	5.00%, 08/01/27 (c)	940,080
	City of Philadelphia, Series B (GO)
415,000	5.00%, 02/01/28	532,623
1,500,000	5.00%, 08/01/29 (c)	1,894,320
100,000	5.00%, 08/01/29 (c)	128,491
300,000	5.00%, 08/01/29 (c)	392,799
	Commonwealth Financing Authority, Series A (RB)
800,000	5.00%, 06/01/28	1,028,448
1,000,000	5.00%, 06/01/29	1,310,420
250,000	5.00%, 06/01/30 (c)	333,145
	Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB)
415,000	5.00%, 06/01/28 (c)	522,580
265,000	5.00%, 06/01/28 (c)	336,990
775,000	5.00%, 06/01/28 (c)	989,427
	Commonwealth of Pennsylvania, First Series (GO)
510,000	3.00%, 01/01/27 (c)	561,291
900,000	3.00%, 05/01/30 (c)	1,007,235
600,000	4.00%, 01/01/27 (c)	707,010
500,000	5.00%, 02/01/26 (c)	610,500
255,000	5.00%, 07/15/27	328,274
1,300,000	5.00%, 07/15/28	1,713,049
	Commonwealth of Pennsylvania, Second Series (GO) (AGM)
395,000	3.00%, 09/15/26 (c)	436,052
1,055,000	3.00%, 09/15/26 (c)	1,137,849
170,000	4.00%, 09/15/26 (c)	196,226
610,000	4.00%, 09/15/26 (c)	712,523
430,000	5.00%, 01/15/27 (c)	541,662
695,000	County of Allegheny, Series C-75 (GO) 5.00%, 11/01/26 (c)	867,353
750,000	County of Chester, Series A (GO) 4.00%, 07/15/26 (c)	887,242
	Dauphin County General Authority, Pinnacle Health System Project, Series A (RB)
605,000	4.00%, 06/01/26 (c)	679,022
20,000	4.00%, 06/01/26 (c)	22,521
475,000	5.00%, 06/01/26 (c)	568,665
1,750,000	Geisinger Authority Health System, Series A (RB) 5.00%, 04/01/30 (c)	2,310,262
2,000,000	Geisinger Authority Health System, Series C (RB) 5.00%, 10/01/29 (c) (p)	2,668,440
630,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/28 (c)	784,564
	Pennsylvania Economic Development Financing Authority, UPMC (RB)
100,000	4.00%, 09/15/26 (c)	114,302
215,000	4.00%, 09/15/26 (c)	246,317
385,000	5.00%, 09/15/26 (c)	471,937
	Pennsylvania Economic Development Financing Authority, UPMC, Series A (RB)
1,000,000	3.38%, 11/15/27 (c)	1,095,020
205,000	4.00%, 11/15/27 (c)	238,934
125,000	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania (RB) 5.00%, 05/01/26 (c)	146,658
	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB)
775,000	4.00%, 06/15/26 (c)	876,347
785,000	5.00%, 06/15/26 (c)	945,972
	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series A (RB)
150,000	3.13%, 08/15/27 (c)	166,685
725,000	4.00%, 08/15/26 (c)	856,957
1,000,000	5.00%, 08/15/27 (c)	1,283,250
270,000	5.00%, 08/15/27 (c)	338,869
275,000	5.00%, 08/15/27 (c)	349,038
425,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	453,347
700,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 121 (RB) 2.80%, 10/01/25 (c)	741,496
590,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 122 (RB) 3.65%, 04/01/26 (c)	635,684
1,730,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123B (RB) 3.45%, 10/01/26 (c)	1,891,703
300,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 124-B (RB) 3.20%, 10/01/26 (c)	325,698
20,000	Pennsylvania State University, Series B (RB) 5.00%, 09/01/26 (c)	24,734
	Pennsylvania Turnpike Commission (RB)
720,000	3.00%, 06/01/26 (c)	770,227
550,000	5.00%, 12/01/25 (c)	661,644
430,000	5.00%, 12/01/25 (c)	519,272
1,000,000	5.00%, 12/01/27	1,263,080
300,000	5.00%, 12/01/27 (c)	373,794
250,000	5.00%, 12/01/27 (c)	316,823
450,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinate (RB) 5.00%, 12/01/26 (c)	561,897
	Pennsylvania Turnpike Commission, Second Series (RB)
965,000	3.00%, 06/01/26 (c)	1,028,854
690,000	4.00%, 06/01/26 (c)	781,708
	Pennsylvania Turnpike Commission, Series A (RB)
750,000	5.00%, 12/01/26 (c)	930,360
15,000	5.00%, 12/01/26 (c)	18,272
110,000	5.00%, 12/01/26 (c)	139,459
310,000	5.00%, 12/01/26 (c)	387,302
500,000	5.00%, 12/01/29 (c)	655,490
	Pennsylvania Turnpike Commission, Series A-2 (RB)
790,000	5.00%, 06/01/26 (c)	952,795
175,000	5.00%, 12/01/27 (c)	225,286
100,000	5.00%, 12/01/27 (c)	130,125
510,000	Pennsylvania Turnpike Commission, Series B (RB) (AGM) 5.00%, 06/01/27 (c)	633,150
760,000	Pennsylvania Turnpike Commission, Series B-1 (RB) 5.00%, 06/01/27 (c)	939,398
205,000	Pennsylvania Turnpike Commission, Series B-2 (RB) 5.00%, 06/01/27 (c)	252,515
110,000	Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia Project (RB) 4.00%, 07/01/27 (c)	128,025
10,000	Philadelphia Authority for Industrial Development, Temple University, Second Series (RB) 5.00%, 04/01/25 (c)	11,571
	Philadelphia Gas Works Co., Fourteenth Series (RB)
680,000	5.00%, 10/01/26 (c)	827,594
970,000	5.00%, 10/01/26 (c)	1,181,732
735,000	5.00%, 10/01/26 (c)	896,340
	Pittsburgh Water and Sewer Authority, Series B (RB) (AGM)
1,460,000	5.00%, 09/01/31	2,026,480
2,000,000	5.00%, 09/01/32	2,823,380
2,000,000	5.00%, 09/01/33	2,874,540
170,000	Reading School District of Berks County (GO) (AGM) (SAW) 5.00%, 03/01/27 (c)	207,029
	School District of Philadelphia, Series A (GO) (SAW)
410,000	5.00%, 09/01/28 (c)	516,268
450,000	5.00%, 09/01/28 (c)	571,522
250,000	5.00%, 09/01/28 (c)	318,820
485,000	School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/26 (c)	589,348
220,000	School District of the City of Erie, Series A (GO) (AGM) (SAW) 5.00%, 04/01/29 (c)	279,871
845,000	Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/27 (c)	1,058,227
	State Public School Building Authority, The School District of Philadelphia Project, Series A (RB) (AGM) (SAW)
260,000	5.00%, 12/01/26 (c)	317,226
2,750,000	5.00%, 12/01/26 (c)	3,358,740
880,000	5.00%, 12/01/26 (c)	1,087,134
765,000	Westmoreland County Municipal Authority (RB) 5.00%, 08/15/25 (c)	918,046
		76,460,188
Rhode Island: 0.2%
	Rhode Island Commerce Corp., Department of Transportation, Series B (RB)
380,000	5.00%, 06/15/26 (c)	463,516
230,000	5.00%, 06/15/26 (c)	282,587
	Rhode Island Health and Educational Building Corp., Pooled Issue, Series A (RB)
880,000	4.00%, 05/15/26 (c)	1,025,834
110,000	5.00%, 05/15/26 (c)	135,410
1,000,000	Rhode Island Housing and Mortgage Finance Corp., Series 73-A (RB) (AGM) 2.10%, 10/01/29 (c)	1,037,190
345,000	State of Rhode Island and Providence Plantations, Series A (GO) 3.00%, 04/01/28 (c)	381,391
250,000	State of Rhode Island and Providence Plantations, Series B (GO) 5.00%, 08/01/27 (c)	315,465
180,000	State of Rhode Island and Providence Plantations, Series D (GO) 5.00%, 08/01/24 (c)	209,426
		3,850,819
South Carolina: 0.5%
	Aiken County Consolidated School District, Series A (GO)
535,000	4.00%, 04/01/29 (c)	652,534
1,000,000	4.00%, 04/01/29 (c)	1,223,630
185,000	County of York (GO) (SAW) 5.00%, 04/01/24 (c)	212,887
	Greenwood Fifty Schools Facilities, Inc., Greenwood School District No. 50 (RB)
100,000	3.00%, 06/01/26 (c)	107,038
135,000	3.13%, 06/01/26 (c)	144,901
175,000	3.25%, 06/01/26 (c)	188,269
	Lancaster County School District (GO)
325,000	3.25%, 03/01/27 (c)	369,522
1,000,000	4.00%, 03/01/27 (c)	1,203,920
100,000	Lexington County Health Services District, Inc. (RB) (AGM) 5.00%, 11/01/27 (c)	126,346
250,000	Lexington County School District No. 2 (GO) 3.00%, 03/01/26 (c)	272,545
	South Carolina Public Service Authority, Series A (RB)
140,000	3.13%, 06/01/26 (c)	152,559
200,000	5.00%, 06/01/26 (c)	246,486
205,000	5.00%, 06/01/26 (c)	252,281
185,000	5.00%, 06/01/26 (c)	227,570
1,025,000	5.00%, 06/01/26 (c)	1,259,407
1,000,000	South Carolina State, Clemson University, Series A (GO) (SAW) 4.00%, 10/01/27 (c)	1,213,950
	South Carolina Transportation Infrastructure Bank, Series A (RB)
655,000	2.25%, 10/01/25 (c)	670,753
100,000	5.00%, 10/01/28 (c)	127,649
	York County, South Carolina Fort Mill School District No. 4, Series B (GO)
500,000	3.00%, 03/01/27 (c)	557,280
325,000	3.00%, 03/01/27 (c)	363,246
		9,572,773
South Dakota: 0.1%
	South Dakota Health and Educational Facilities Authority (RB)
1,075,000	4.00%, 09/01/27 (c)	1,237,723
255,000	5.00%, 09/01/27 (c)	316,475
100,000	5.00%, 09/01/27 (c)	123,658
		1,677,856
Tennessee: 1.2%
250,000	Chattanooga Health, Educational and Housing Facility Board, Series A-1 (RB) 5.00%, 08/01/28	319,080
	Greeneville Health and Educational Facilities Board, Ballad Health, Series A (RB)
810,000	5.00%, 07/01/23 (c)	882,252
915,000	5.00%, 07/01/23 (c)	998,329
550,000	5.00%, 07/01/23 (c)	600,902
	Knox County Health Educational and Housing Facility Board (RB)
700,000	5.00%, 04/01/27 (c)	831,586
490,000	5.00%, 04/01/27 (c)	584,046
	Memphis-Shelby County Industrial Development Board, Series B (RB)
150,000	5.00%, 11/01/26 (c)	186,449
720,000	5.00%, 11/01/26 (c)	901,210
	Metropolitan Government of Nashville and Davidson County (GO)
915,000	2.50%, 07/01/26 (c)	993,928
580,000	4.00%, 07/01/26 (c)	684,690
545,000	4.00%, 07/01/26 (c)	643,830
590,000	4.00%, 07/01/27 (c)	717,469
335,000	4.00%, 07/01/27	410,372
275,000	4.00%, 07/01/27 (c)	332,445
25,000	5.00%, 07/01/26 (c)	30,917
235,000	5.00%, 07/01/26 (c)	290,824
	Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Center, Series A (RB)
130,000	5.00%, 07/01/26 (c)	154,493
600,000	5.00%, 07/01/26 (c)	722,616
	Shelby County, Public Improvement, Series B (GO)
1,000,000	4.00%, 04/01/30 (c)	1,257,820
3,000,000	4.00%, 04/01/30 (c)	3,787,800
1,000,000	4.00%, 04/01/30 (c)	1,254,580
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Methodist Le Bonheur Healthcare, Series A (RB)
100,000	5.00%, 05/01/26	122,495
200,000	5.00%, 05/01/27 (c)	247,618
	State of Tennessee, Series A (GO)
500,000	5.00%, 08/01/26 (c)	617,820
800,000	5.00%, 08/01/26 (c)	1,001,192
470,000	Tennessee Housing Development Agency, Series 2 (RB) 3.50%, 07/01/27 (c)	523,998
180,000	Tennessee Housing Development Agency, Series 2B (RB) 3.70%, 07/01/26 (c)	197,253
	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series A (RB)
285,000	5.00%, 11/01/27 (c)	362,449
395,000	5.00%, 11/01/27 (c)	499,600
365,000	5.00%, 11/01/27	475,088
750,000	5.00%, 11/01/27 (c)	965,700
		21,598,851
Texas: 9.1%
250,000	Alamo Community College District (GO) 5.00%, 08/15/26	313,863
	Aldine Independent School District, Series A (GO)
910,000	4.00%, 02/15/27 (c)	1,074,892
675,000	4.00%, 02/15/27 (c)	795,103
140,000	5.00%, 02/15/25 (c)	165,908
700,000	5.00%, 02/15/27 (c)	884,261
880,000	5.00%, 02/15/27 (c)	1,112,918
	Allen Independent School District (GO)
185,000	4.00%, 02/15/26 (c)	213,768
400,000	5.00%, 02/15/26 (c)	487,624
	Alvin Independent School District, Series A (GO)
500,000	5.00%, 02/15/26 (c)	612,600
645,000	5.00%, 02/15/26 (c)	794,595
	Arlington Independent School District (GO)
500,000	4.00%, 02/15/29 (c)	615,125
1,000,000	4.00%, 02/15/29 (c)	1,229,450
	Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB)
145,000	5.00%, 01/01/27 (c)	158,945
375,000	5.00%, 01/01/27 (c)	418,710
	Austin Independent School District (GO)
500,000	4.00%, 08/01/26 (c)	588,425
100,000	4.00%, 08/01/26 (c)	118,040
500,000	Austin Independent School District, Series B (GO) 5.00%, 08/01/26 (c)	625,130
100,000	Austin Independent School District, Series C (GO) 5.00%, 08/01/26 (c)	124,594
315,000	Beaumont Independent School District (GO) 3.00%, 02/15/26 (c)	347,360
	Bexar County Hospital District (GO)
385,000	3.00%, 02/15/26 (c)	417,794
250,000	4.00%, 02/15/26 (c)	286,878
115,000	4.00%, 02/15/26 (c)	133,561
1,315,000	5.00%, 02/15/26 (c)	1,603,064
305,000	5.00%, 02/15/28	396,646
250,000	Board of Regents of the University of North Texas System, Series A (RB) 5.00%, 04/15/27	316,778
575,000	Board of Regents of the University of Texas System, Series A (RB) 5.00%, 07/01/25 (c)	679,063
	Board of Regents of the University of Texas System, Series B (RB)
125,000	5.00%, 07/01/26 (c)	154,376
500,000	5.00%, 08/15/29	677,130
200,000	Board of Regents of the University of Texas System, Series D (RB) 5.00%, 08/15/25	243,222
520,000	Board of Regents of the University of Texas System, Series E (RB) 5.00%, 08/15/27	672,126
	Board of Regents of the University of Texas System, Series J (RB)
215,000	5.00%, 08/15/25	261,464
25,000	5.00%, 08/15/26 (c)	31,215
330,000	Burleson Independent School District (GO) 3.50%, 02/01/26 (c)	365,039
	Central Texas Regional Mobility Authority, Senior Lien (RB)
250,000	5.00%, 01/01/26 (c)	297,548
625,000	5.00%, 01/01/26 (c)	747,012
60,000	5.00%, 01/01/26 (c)	72,238
	City of Arlington, Senior Lien Special Tax (AGM) (ST)
305,000	5.00%, 02/15/25 (c)	357,426
150,000	5.00%, 02/15/25 (c)	176,309
100,000	City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	121,095
15,000	City of Austin, Public Improvement (GO) 5.00%, 09/01/25 (c)	18,372
	City of Austin, Water and Wastewater System (RB)
360,000	5.00%, 11/15/26 (c)	450,922
995,000	5.00%, 11/15/26 (c)	1,243,073
2,180,000	5.00%, 11/15/26 (c)	2,750,419
235,000	5.00%, 11/15/27 (c)	304,144
500,000	City of Dallas (GO) 5.00%, 02/15/27 (c)	627,940
	City of Dallas, Series A (GO)
600,000	3.00%, 02/15/29 (c)	667,188
2,600,000	5.00%, 02/15/30	3,510,130
	City of Dallas, Series B (GO)
415,000	3.00%, 02/15/29 (c)	461,472
500,000	4.00%, 02/15/29 (c)	605,680
	City of Dallas, Waterworks and Sewer System, Series A (RB)
600,000	5.00%, 10/01/26 (c)	741,528
565,000	5.00%, 10/01/26 (c)	699,809
900,000	5.00%, 10/01/26 (c)	1,119,690
	City of Dallas, Waterworks and Sewer System, Series C (RB)
1,000,000	5.00%, 10/01/30 (c)	1,362,790
1,000,000	5.00%, 10/01/30 (c)	1,376,380
	City of Denton, Utility System (RB)
1,000,000	5.00%, 12/01/26 (c)	1,239,880
965,000	5.00%, 12/01/26 (c)	1,205,227
	City of El Paso (GO)
110,000	4.00%, 08/15/26 (c)	129,165
100,000	4.00%, 08/15/26 (c)	117,720
125,000	5.00%, 08/15/25 (c)	151,321
455,000	City of El Paso, Water and Sewer (RB) 5.00%, 03/01/24 (c)	521,375
235,000	City of Houston, Airport System, Series B (RB) 5.00%, 07/01/28 (c)	298,906
	City of Houston, Airport System, Series D (RB)
1,000,000	5.00%, 07/01/28 (c)	1,240,580
125,000	5.00%, 07/01/28 (c)	157,954
4,500,000	City of Houston, Combined Utility System, First Lien, Series A (RB) 5.00%, 11/15/30 (c)	6,190,650
	City of Houston, Combined Utility System, First Lien, Series B (RB)
105,000	5.00%, 11/15/26 (c)	130,706
180,000	5.00%, 11/15/26 (c)	222,568
555,000	5.00%, 11/15/26	702,036
220,000	5.00%, 11/15/26 (c)	274,285
285,000	5.00%, 11/15/27	370,680
1,500,000	City of Houston, Combined Utility System, First Lien, Series C (RB) 4.00%, 11/15/30 (c)	1,882,065
	City of Houston, Combined Utility System, First Lien, Series D (RB)
750,000	5.00%, 11/15/28 (c)	981,810
1,000,000	5.00%, 11/15/28 (c)	1,314,040
	City of Houston, Public Improvement, Series A (GO)
2,000,000	4.00%, 03/01/27 (c)	2,300,580
520,000	5.00%, 03/01/27 (c)	647,353
500,000	5.00%, 03/01/27 (c)	624,660
1,000,000	5.00%, 03/01/27 (c)	1,259,380
1,000,000	5.00%, 03/01/29 (c)	1,308,170
	City of Houston, Series A (GO)
535,000	5.00%, 03/01/26 (c)	643,979
180,000	5.00%, 03/01/26 (c)	218,045
515,000	5.00%, 03/01/26 (c)	625,601
105,000	City of Lubbock (GO) 5.00%, 02/15/25 (c)	124,385
205,000	City of San Antonio (GO) 5.00%, 08/01/28 (c)	267,902
	City of San Antonio, Electric and Gas Systems (RB)
500,000	4.00%, 08/01/26 (c)	584,600
1,000,000	4.00%, 02/01/30	1,275,690
100,000	5.00%, 02/01/26 (c)	121,183
110,000	5.00%, 08/01/26 (c)	135,754
935,000	5.00%, 08/01/26 (c)	1,168,479
125,000	5.00%, 08/01/26 (c)	154,896
1,000,000	5.00%, 08/01/27 (c)	1,270,040
100,000	5.00%, 08/01/27 (c)	126,629
	City of San Antonio, General Improvement (GO)
350,000	5.00%, 02/01/24 (c)	400,631
325,000	5.00%, 08/01/29 (c)	436,004
1,395,000	City of San Antonio, Water System, Series A (RB) 5.00%, 05/15/26 (c)	1,718,877
	Collin County Community College District (GO)
500,000	3.25%, 08/15/27 (c)	562,110
925,000	4.00%, 08/15/27 (c)	1,111,720
190,000	Colorado River Municipal Water District (RB) 5.00%, 01/01/28	245,727
	Conroe Independent School District (GO)
665,000	5.00%, 02/15/27 (c)	835,572
100,000	5.00%, 02/15/28 (c)	127,828
320,000	Corpus Christi Independent School District (GO) 4.00%, 08/15/28 (c)	391,555
	County of Bexar (GO)
520,000	4.00%, 06/15/25 (c)	597,943
150,000	4.00%, 06/15/25 (c)	172,062
290,000	5.00%, 06/15/26 (c)	358,724
880,000	5.00%, 06/15/26 (c)	1,086,439
	County of Dallas (GO)
250,000	5.00%, 08/15/26 (c)	314,175
260,000	5.00%, 08/15/26 (c)	327,720
615,000	County of Denton (GO) 4.00%, 07/15/25 (c)	711,493
750,000	County of Denton, Series A (GO) 4.00%, 07/15/28 (c)	930,945
	County of Fort Bend, Series B (GO)
500,000	4.00%, 03/01/26 (c)	583,180
20,000	5.00%, 03/01/26 (c)	24,527
	County of Harris, Toll Road, Senior Lien, Series A (RB)
670,000	5.00%, 08/15/26 (c)	825,829
160,000	5.00%, 08/15/26 (c)	197,410
120,000	5.00%, 08/15/26 (c)	146,669
675,000	5.00%, 08/15/26 (c)	830,756
195,000	5.00%, 08/15/26 (c)	242,752
115,000	5.00%, 08/15/26	144,233
695,000	5.00%, 08/15/26 (c)	858,346
190,000	5.00%, 08/15/26 (c)	235,123
	County of Harris, Toll Road, Senior Lien, Series B (RB)
160,000	5.00%, 08/15/25 (c)	190,898
335,000	5.00%, 08/15/25 (c)	399,032
190,000	5.00%, 08/15/25 (c)	228,485
600,000	5.00%, 08/15/25 (c)	718,842
	County of Harris, Unlimited Tax Road, Series A (GO)
645,000	5.00%, 10/01/25 (c)	782,817
395,000	5.00%, 10/01/25 (c)	480,419
250,000	County of Montgomery (GO) 5.00%, 03/01/26 (c)	307,008
	Cypress-Fairbanks Independent School District (GO)
360,000	3.00%, 02/15/26 (c)	400,363
125,000	5.00%, 02/15/26 (c)	152,731
1,805,000	Cypress-Fairbanks Independent School District, Series A (GO) 5.00%, 02/15/29 (c)	2,400,596
835,000	Dallas Area Rapid Transit, Senior Lien (RB) 5.00%, 12/01/29 (c)	1,115,852
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
185,000	5.00%, 12/01/24 (c)	217,867
165,000	5.00%, 12/01/25 (c)	200,929
560,000	5.00%, 12/01/25 (c)	676,866
545,000	5.00%, 12/01/25 (c)	667,184
130,000	5.00%, 12/01/25 (c)	158,516
	Dallas County Hospital District (GO)
285,000	5.00%, 08/15/27	366,259
575,000	5.00%, 08/15/28	758,281
540,000	Dallas County Utility and Reclamation District (GO) 5.00%, 02/15/28	692,842
100,000	Dallas Independent School District, Series A (GO) 4.00%, 02/15/25 (c)	113,771
	Eagle Mountain and Saginaw Independent School District (GO)
335,000	4.00%, 02/15/26 (c)	391,782
10,000	5.00%, 02/15/26 (c)	12,274
250,000	El Paso County Hospital District (GO) 4.00%, 08/15/27 (c)	275,370
115,000	El Paso Independent School District (GO) 5.00%, 08/15/24 (c)	134,574
	Fort Bend Independent School District (GO)
635,000	4.00%, 08/15/27 (c)	766,324
100,000	5.00%, 08/15/27 (c)	128,696
255,000	5.00%, 08/15/27 (c)	326,160
110,000	Fort Bend Independent School District, Series E (GO) 5.00%, 02/15/26	136,381
500,000	Fort Worth Independent School District (GO) 5.00%, 02/15/26 (c)	612,600
	Frisco Independent School District (GO)
500,000	4.00%, 02/15/27 (c)	593,070
880,000	4.00%, 02/15/27 (c)	1,047,244
1,350,000	4.00%, 08/15/30 (c)	1,735,222
2,000,000	5.00%, 02/15/29 (c)	2,613,060
	Garland Independent School District (GO)
165,000	4.00%, 02/15/25 (c)	188,219
120,000	5.00%, 02/15/25 (c)	142,314
200,000	Grand Parkway Transportation Corp., Series A (RB) 5.00%, 04/01/28 (c)	258,752
250,000	Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	300,388
480,000	Harris County Flood Control District, Series A (GO) 5.00%, 10/01/25 (c)	583,056
	Harris County Hospital District (RB)
365,000	3.00%, 02/15/26 (c)	386,571
570,000	3.13%, 02/15/26 (c)	603,533
100,000	4.00%, 02/15/26 (c)	111,061
100,000	4.00%, 02/15/26 (c)	110,904
	Harris County, Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB)
385,000	3.00%, 05/15/26 (c)	403,861
730,000	3.00%, 05/15/26 (c)	762,302
210,000	4.00%, 05/15/26 (c)	237,117
330,000	5.00%, 05/15/26 (c)	397,076
245,000	5.00%, 11/15/27	305,491
640,000	Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series B-3 (RB) 5.00%, 09/01/26 (c) (p)	803,014
	Harris County, Cultural Education Facilities Finance Corp., TECO Project (RB)
950,000	4.00%, 11/15/27 (c)	1,107,985
300,000	5.00%, 11/15/27 (c)	381,180
850,000	5.00%, 11/15/27 (c)	1,075,462
330,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/29	440,939
	Harris County, Flood Control District, Series A (GO)
275,000	5.00%, 10/01/25 (c)	334,898
630,000	5.00%, 10/01/25 (c)	768,858
210,000	5.00%, 10/01/27 (c)	265,249
250,000	5.00%, 10/01/27 (c)	319,708
400,000	Harris County, Flood Control District, Series B (GO) 5.00%, 10/01/25 (c)	487,124
260,000	Harris County, Toll Road, Senior Lien, Series A (RB) 5.00%, 02/15/28 (c)	332,849
	Hays Consolidated Independent School District (GO)
800,000	4.00%, 02/15/27 (c)	938,248
500,000	4.00%, 02/15/27 (c)	588,025
	Houston Independent School District, Limited Tax School House (GO)
540,000	5.00%, 02/15/27 (c)	678,861
750,000	5.00%, 02/15/27 (c)	948,465
900,000	5.00%, 02/15/27	1,144,350
	Houston Independent School District, Limited Tax School House, Series A (GO)
215,000	4.00%, 02/15/26 (c)	249,123
350,000	4.00%, 02/15/26 (c)	406,490
270,000	5.00%, 02/15/26 (c)	331,711
400,000	5.00%, 02/15/26 (c)	490,080
135,000	5.00%, 02/15/26 (c)	164,799
605,000	Houston Independent School District, Maintenance Tax Notes (GO) 5.00%, 07/15/28 (c)	786,675
210,000	Humble Independent School District, Series C (GO) 4.00%, 02/15/26 (c)	241,647
120,000	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series D (GO) 5.00%, 02/15/27 (c)	150,853
100,000	Lamar Consolidated Indecent School District, Unlimited Tax, Series A (GO) 5.00%, 02/15/25 (c)	118,683
400,000	Lewisville Independent School District, Series A (GO) 4.00%, 08/15/25 (c)	464,656
	Lewisville Independent School District, Series B (GO)
550,000	5.00%, 08/15/25 (c)	663,052
145,000	5.00%, 08/15/25 (c)	175,533
195,000	5.00%, 08/15/25	236,945
400,000	Lone Star College System (GO) 5.00%, 02/15/26 (c)	481,884
	Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
320,000	5.00%, 05/15/26 (c)	387,229
275,000	5.00%, 05/15/26 (c)	337,076
105,000	Lower Colorado River Authority, Series B (RB) 5.00%, 05/15/25 (c)	125,046
90,000	Metropolitan Transit Authority of Harris County, Series A (RB) 5.00%, 11/01/26 (c)	114,301
100,000	Montgomery Independent School District (GO) 5.00%, 02/15/25 (c)	118,286
	New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB)
250,000	4.00%, 08/15/27 (c)	293,468
250,000	5.00%, 08/15/27 (c)	315,488
	North Harris County Regional Water Authority (RB)
250,000	5.00%, 12/15/26 (c)	311,585
205,000	5.00%, 12/15/26 (c)	256,572
245,000	5.00%, 12/15/26 (c)	307,921
	North Texas Municipal Water District, Water System (RB)
500,000	5.00%, 09/01/26 (c)	620,140
715,000	5.00%, 09/01/26 (c)	881,495
400,000	5.00%, 09/01/26 (c)	496,860
45,000	5.00%, 09/01/26 (c)	55,868
	North Texas Tollway Authority, First Tier, Series A (RB)
410,000	5.00%, 01/01/24 (c)	464,464
500,000	5.00%, 01/01/26 (c)	597,525
295,000	5.00%, 01/01/26 (c)	357,508
425,000	5.00%, 01/01/26 (c)	512,507
575,000	5.00%, 01/01/26 (c)	691,397
640,000	5.00%, 01/01/26 (c)	779,130
460,000	5.00%, 01/01/26 (c)	557,469
635,000	5.00%, 01/01/26 (c)	765,746
	North Texas Tollway Authority, Second Tier, Series B (RB) (AGM)
450,000	4.00%, 01/01/27 (c)	518,521
185,000	5.00%, 01/01/26 (c)	225,835
875,000	5.00%, 01/01/26 (c)	1,060,404
880,000	Northside Independent School District (GO) 5.00%, 08/15/27 (c)	1,118,005
105,000	Northwest Independent School District (GO) 5.00%, 02/15/25 (c)	125,458
545,000	Northwest Independent School District, Series A (GO) 4.00%, 08/15/28 (c)	660,856
	Plano Independent School District, Series A (GO)
600,000	5.00%, 02/15/26 (c)	737,808
100,000	5.00%, 02/15/26 (c)	123,531
500,000	San Antonio Independent School District (GO) 4.00%, 08/15/28 (c)	609,685
	San Antonio Water System, Junior Lien, Series A (RB)
400,000	5.00%, 05/15/26 (c)	494,044
650,000	5.00%, 05/15/26 (c)	804,355
500,000	5.00%, 05/15/28 (c)	645,030
500,000	5.00%, 05/15/30 (c)	687,825
	Socorro Independent School District, Series B (GO)
225,000	4.00%, 08/15/27 (c)	269,431
780,000	5.00%, 08/15/27 (c)	999,391
800,000	5.00%, 08/15/27 (c)	1,021,832
45,000	Spring Independent School District (GO) 5.00%, 08/15/25 (c)	54,003
15,000	State of Texas, Finance Authority (GO) 5.00%, 10/01/26	18,934
130,000	State of Texas, Finance Authority, Series A (GO) 5.00%, 10/01/27 (c)	167,346
	State of Texas, Transportation Commission, Highway Improvement (GO)
70,000	5.00%, 04/01/26 (c)	86,141
125,000	5.00%, 04/01/26 (c)	153,966
	State of Texas, Transportation Commission, Highway Improvement, Series A (GO)
400,000	5.00%, 04/01/26 (c)	492,692
500,000	5.00%, 04/01/26 (c)	616,730
150,000	State of Texas, Transportation Commission, Mobility Fund, Series A (GO) 5.00%, 10/01/27 (c)	191,244
	State of Texas, Transportation Commission, Mobility Fund, Series B (GO)
240,000	5.00%, 10/01/27 (c)	305,990
465,000	5.00%, 10/01/27 (c)	594,916
105,000	State of Texas, Water Infrastructure Fund, Series B-1 (GO) 5.00%, 08/01/21 (c)	107,562
	Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project, Series A (RB)
80,000	5.00%, 05/15/26 (c)	98,134
855,000	5.00%, 05/15/26 (c)	1,051,299
140,000	Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series A (RB) 5.00%, 07/01/28	181,948
440,000	Tarrant Regional Water Control and Improvement District (RB) 5.00%, 03/01/25 (c)	526,249
	Texas A&M University, Series D (RB)
10,000	4.00%, 05/15/26 (c)	11,767
110,000	4.00%, 05/15/26 (c)	130,890
100,000	Texas A&M University, Series E (RB) 5.00%, 05/15/27 (c)	127,198
800,000	Texas Department of Housing and Community Affairs, Series A (RB) 2.70%, 09/01/28 (c)	856,368
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A (RB)
1,150,000	4.00%, 12/31/30 (c)	1,367,948
1,000,000	4.00%, 12/31/30 (c)	1,197,720
545,000	Texas Public Finance Authority (GO) 5.00%, 10/01/26 (c)	690,384
	Texas State University System, Board of Regents, Series A (RB) (FHA)
650,000	4.00%, 03/15/29 (c)	784,901
160,000	5.00%, 03/15/25 (c)	190,915
100,000	5.00%, 03/15/27 (c)	126,687
	Texas Water Development Board (RB)
500,000	3.00%, 10/15/30 (c)	585,715
950,000	3.00%, 10/15/30 (c)	1,107,548
250,000	3.00%, 10/15/30 (c)	290,240
250,000	3.00%, 10/15/30 (c)	294,130
2,000,000	4.00%, 10/15/30 (c)	2,591,500
125,000	5.00%, 04/15/26	155,531
600,000	5.00%, 10/15/26 (c)	758,244
370,000	5.00%, 10/15/26 (c)	470,222
1,000,000	5.00%, 08/01/27 (c)	1,280,250
	Texas Water Development Board, Series A (RB)
45,000	4.00%, 10/15/25 (c)	52,049
400,000	4.00%, 10/15/27 (c)	483,296
180,000	4.00%, 04/15/28 (c)	218,558
600,000	4.00%, 04/15/28 (c)	731,652
165,000	5.00%, 10/15/25 (c)	201,140
250,000	5.00%, 10/15/27 (c)	322,568
200,000	5.00%, 10/15/27 (c)	257,086
	Texas Water Development Board, Series B (RB)
120,000	4.00%, 10/15/28 (c)	146,968
1,000,000	4.00%, 10/15/28 (c)	1,231,960
1,000,000	5.00%, 10/15/28 (c)	1,315,390
	Trinity River Authority, Regional Wastewater System (RB)
285,000	5.00%, 08/01/27 (c)	358,137
670,000	5.00%, 08/01/27 (c)	852,381
	University of North Texas, Series A (RB)
140,000	5.00%, 04/15/27 (c)	172,866
75,000	5.00%, 04/15/27 (c)	93,780
165,000	5.00%, 04/15/27 (c)	207,486
	Via Metropolitan Transit Authority, Sales Tax (RB)
645,000	5.00%, 01/15/27 (c)	801,103
135,000	5.00%, 01/15/27 (c)	168,615
		163,937,221
Utah: 0.5%
395,000	Central Utah Water Conservancy District (RB) 4.00%, 10/01/27 (c)	469,588
	State of Utah (GO)
1,140,000	5.00%, 01/01/27 (c)	1,450,867
250,000	5.00%, 01/01/29 (c)	330,195
	State of Utah, Series B (GO)
750,000	5.00%, 07/01/28	998,212
1,275,000	5.00%, 01/01/29 (c)	1,711,369
365,000	University of Utah, Series A (RB) 5.00%, 08/01/27 (c)	463,484
1,000,000	University of Utah, Series B-1 (RB) 5.00%, 08/01/26	1,255,830
	Utah Transit Authority, Subordinated Sales Tax (RB)
130,000	0.00%, 06/15/26 (c) ^	97,240
865,000	3.00%, 06/15/26 (c)	945,194
850,000	4.00%, 06/15/26 (c)	969,977
255,000	Utah Transit Authority, Subordinated Sales Tax, Series A (RB) 5.00%, 06/15/25 (c)	307,604
		8,999,560
Vermont: 0.1%
1,100,000	Vermont Educational and Health Buildings Financing Agency, Series A (RB) 5.00%, 06/01/26 (c)	1,317,481
Virginia: 2.3%
650,000	Arlington County, Series B (GO) 5.00%, 08/15/26 (c)	819,299
1,520,000	City of Richmond, Public Utility Revenue, Series A (RB) 5.00%, 01/15/26 (c)	1,857,273
	County of Arlington (GO)
1,990,000	4.00%, 06/15/29 (c)	2,470,943
1,130,000	5.00%, 08/15/27 (c)	1,457,542
	County of Fairfax, Public Improvement, Series A (GO) (SAW)
750,000	5.00%, 04/01/28 (c)	982,297
1,755,000	5.00%, 04/01/29 (c)	2,355,894
155,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series A (RB) 5.00%, 05/15/26 (c)	189,948
550,000	Fairfax County Water Authority (RB) 4.00%, 04/01/27 (c)	670,054
260,000	Hampton Roads Sanitation District, Series A (RB) 5.00%, 08/01/26 (c)	327,062
1,500,000	Loudoun County Economic Development Authority, Loudon County Public Facilities Project, Series A (RB) 3.00%, 12/01/29 (c)	1,674,735
750,000	Loudoun County, Series A (GO) (SAW) 5.00%, 12/01/29 (c)	1,016,482
	Virginia Beach Development Authority, Series A (RB) (AGM)
1,000,000	3.00%, 04/15/30 (c)	1,122,770
1,000,000	3.00%, 04/15/30 (c)	1,127,830
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
1,500,000	4.00%, 02/01/30 (c)	1,853,910
130,000	5.00%, 02/01/26	160,612
110,000	5.00%, 02/01/26 (c)	135,718
2,500,000	5.00%, 02/01/28	3,275,975
250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/28	327,798
110,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 3.00%, 02/01/27 (c)	122,630
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB)
145,000	5.00%, 02/01/26	179,226
125,000	5.00%, 02/01/27	159,274
450,000	5.00%, 02/01/28 (c)	580,257
880,000	5.00%, 02/01/28 (c)	1,138,940
120,000	5.00%, 02/01/28 (c)	156,376
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB)
775,000	3.00%, 09/01/27 (c)	850,888
1,040,000	5.00%, 09/01/26 (c)	1,302,215
1,000,000	5.00%, 09/01/26 (c)	1,250,880
	Virginia Commonwealth Transportation Board (RB)
100,000	5.00%, 05/15/26 (c)	123,924
510,000	5.00%, 09/15/26 (c)	639,637
20,000	5.00%, 09/15/26 (c)	24,908
400,000	5.00%, 05/15/27 (c)	510,324
	Virginia Commonwealth Transportation Board, Series A (RB)
180,000	4.00%, 11/15/27 (c)	214,479
250,000	5.00%, 05/15/27	321,233
120,000	5.00%, 11/15/27 (c)	153,722
800,000	5.00%, 11/15/27 (c)	1,017,672
	Virginia Public Building Authority, Series A (RB)
695,000	3.00%, 08/01/26 (c)	765,306
400,000	3.00%, 08/01/28 (c)	452,644
1,050,000	3.13%, 08/01/28 (c)	1,194,291
250,000	4.00%, 08/01/27 (c)	299,345
325,000	5.00%, 08/01/26	408,145
485,000	5.00%, 08/01/26	609,078
870,000	5.00%, 08/01/28	1,155,195
700,000	5.00%, 08/01/28 (c)	913,591
1,000,000	5.00%, 08/01/30 (c)	1,357,210
15,000	Virginia Public Building Authority, Series B (RB) 5.00%, 08/01/26	18,837
	Virginia Public School Authority (RB) (SAW)
750,000	5.00%, 08/01/26 (c)	942,810
30,000	5.00%, 08/01/26 (c)	37,675
30,000	5.00%, 08/01/26	37,787
575,000	5.00%, 08/01/26 (c)	723,890
365,000	Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/25 (c)	441,953
560,000	Virginia Resources Authority, Series C (RB) 4.00%, 11/01/26 (c)	661,489
		40,591,973
Washington: 3.2%
600,000	Auburn School District No. 408 of King and Pierce Counties (GO) (SBG) 4.00%, 06/01/26 (c)	692,220
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
830,000	5.00%, 11/01/25 (c)	996,058
815,000	5.00%, 11/01/25 (c)	982,719
590,000	5.00%, 11/01/25 (c)	711,723
110,000	5.00%, 11/01/25 (c)	132,809
110,000	5.00%, 11/01/26 (c)	138,058
	City of Seattle, Drainage and Wastewater System (RB)
640,000	4.00%, 04/01/26 (c)	743,936
500,000	4.00%, 07/01/27 (c)	592,955
915,000	City of Seattle, Municipal Light and Power Improvement, Series A (RB) 4.00%, 01/01/28 (c)	1,086,819
135,000	City of Seattle, Municipal Light and Power Improvement, Series B (RB) 5.00%, 04/01/26 (c)	166,362
	City of Seattle, Water System Improvement (RB)
115,000	4.00%, 02/01/27 (c)	135,923
20,000	5.00%, 08/01/26	25,117
500,000	5.00%, 02/01/27 (c)	625,515
750,000	County of King (GO) 5.00%, 01/01/29 (c)	983,775
	Energy Northwest, Colombia Generating Station Electric, Series A (RB)
185,000	5.00%, 07/01/26 (c)	229,703
400,000	5.00%, 07/01/27 (c)	504,616
125,000	5.00%, 07/01/28 (c)	162,796
1,000,000	5.00%, 07/01/29 (c)	1,316,160
1,000,000	5.00%, 07/01/30 (c)	1,349,770
655,000	Energy Northwest, Project 1 Electric, Series A (RB) 5.00%, 07/01/27 (c)	842,481
	Energy Northwest, Project 3 Electric, Series A (RB)
105,000	5.00%, 07/01/25	126,844
130,000	5.00%, 07/01/26 (c)	162,123
	Energy Northwest, Project 3 Electric, Series C (RB)
270,000	5.00%, 07/01/28	356,816
1,000,000	5.00%, 07/01/30 (c)	1,354,620
760,000	FYI Properties (RB) 5.00%, 06/01/27	943,418
	Grant and Douglas Counties School District No. 144-101 (GO) (SBG)
125,000	4.00%, 06/01/26 (c)	144,733
520,000	4.00%, 06/01/26 (c)	608,130
880,000	King County School District No. 210 (GO) (SBG) 4.00%, 12/01/27 (c)	1,052,014
	King County School District No. 401 (GO) (SBG)
690,000	3.13%, 12/01/26 (c)	759,517
700,000	5.00%, 12/01/26 (c)	877,443
	King County School District No. 405 (GO) (SBG)
515,000	5.00%, 12/01/26 (c)	645,547
360,000	5.00%, 12/01/26	456,221
635,000	King County School District No. 411 (GO) (SBG) 4.00%, 06/01/26 (c)	737,203
835,000	King County School District No. 414 (GO) (SBG) 5.00%, 06/01/27 (c)	1,053,970
840,000	King County, Washington Limited Tax (GO) 4.00%, 07/01/27 (c)	1,012,906
570,000	King County, Washington Limited Tax, Series A (GO) 5.00%, 01/01/25 (c)	670,708
500,000	King County, Washington Limited Tax, Series E (GO) 5.00%, 12/01/25 (c)	608,340
	Kitsap County School District No. 401 (GO) (SBG)
250,000	4.00%, 06/01/26 (c)	288,425
15,000	4.00%, 06/01/26 (c)	17,622
845,000	Pasco School District No. 1, Franklin County (GO) (SBG) 5.00%, 12/01/27 (c)	1,081,321
25,000	Pierce County School District No. 10 (GO) (SBG) 5.00%, 12/01/25 (c)	30,617
	Pierce County School District No. 403 (GO) (SBG)
200,000	5.00%, 06/01/29 (c)	262,272
500,000	5.00%, 06/01/29 (c)	663,055
175,000	Pierce County School District No. 416 (GO) (SBG) 4.00%, 06/01/26 (c)	203,166
	Port of Seattle, Intermediate Lien (RB)
30,000	5.00%, 02/01/26 (c)	35,570
130,000	5.00%, 02/01/26 (c)	155,533
	Port of Tacoma, Series A (GO)
110,000	5.00%, 12/01/26 (c)	137,526
500,000	5.00%, 12/01/26 (c)	628,055
	Puyallup School District No. 3 (GO) (SBG)
565,000	5.00%, 06/01/27 (c)	714,019
100,000	5.00%, 06/01/27 (c)	126,677
1,735,000	Snohomish County School District No. 201 (GO) (SBG) 5.00%, 12/01/25 (c)	2,110,940
125,000	State of Washington, Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 01/01/26 (c)	151,445
	State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO)
825,000	5.00%, 08/01/26 (c)	1,021,325
1,000,000	5.00%, 06/01/30 (c)	1,367,330
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
135,000	5.00%, 08/01/26 (c)	167,373
835,000	5.00%, 08/01/26 (c)	1,037,279
720,000	State of Washington, Motor Vehicle Fuel Tax, Series R-C (GO) 5.00%, 01/01/26 (c)	870,768
	State of Washington, Series A (GO)
115,000	5.00%, 08/01/26 (c)	141,666
755,000	5.00%, 08/01/26 (c)	931,443
150,000	State of Washington, Series B (GO) 5.00%, 01/01/26 (c)	182,222
	State of Washington, Series C (GO)
175,000	5.00%, 02/01/25 (c)	207,855
500,000	5.00%, 02/01/26 (c)	611,055
1,545,000	5.00%, 08/01/27	1,998,303
880,000	5.00%, 08/01/27 (c)	1,121,305
170,000	5.00%, 02/01/28 (c)	220,023
	State of Washington, Series D (GO)
100,000	5.00%, 02/01/27 (c)	125,238
110,000	5.00%, 02/01/27	140,385
880,000	5.00%, 08/01/27 (c)	1,121,930
	State of Washington, Various Purpose, Series A (GO)
580,000	5.00%, 08/01/26 (c)	720,505
245,000	5.00%, 08/01/26 (c)	303,751
495,000	5.00%, 08/01/26 (c)	612,795
200,000	5.00%, 08/01/26 (c)	247,960
500,000	5.00%, 08/01/27 (c)	637,105
500,000	5.00%, 08/01/27 (c)	634,780
730,000	State of Washington, Various Purpose, Series A-1 (GO) 5.00%, 08/01/25 (c)	879,183
20,000	State of Washington, Various Purpose, Series C (GO) 5.00%, 02/01/26 (c)	24,520
25,000	State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/26 (c)	30,843
	State of Washington, Various Purpose, Series R-B (GO)
20,000	5.00%, 01/01/26 (c)	24,231
370,000	5.00%, 01/01/26 (c)	448,677
105,000	5.00%, 01/01/26 (c)	128,069
145,000	5.00%, 08/01/26 (c)	180,573
	State of Washington, Various Purpose, Series R-C (GO)
360,000	5.00%, 01/01/25 (c)	425,300
880,000	5.00%, 08/01/27 (c)	1,117,213
420,000	5.00%, 08/01/27 (c)	535,466
1,000,000	5.00%, 08/01/27 (c)	1,279,230
720,000	State of Washington, Various Purpose, Series R-E (GO) 5.00%, 01/01/25 (c)	853,380
220,000	Tacoma School District No. 10 (GO) (SBG) 5.00%, 12/01/25 (c)	269,432
500,000	University of Washington, Series C (RB) 5.00%, 04/01/30	688,740
2,000,000	Washington Health Care Facilities Authority, Multicare Health System, Series B (RB) 5.00%, 02/15/28 (c)	2,503,880
	Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB)
225,000	5.00%, 10/01/28 (c)	285,338
250,000	5.00%, 10/01/28 (c)	322,183
130,000	5.00%, 10/01/28	171,068
760,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	922,176
	Washington State Convention Center Public Facilities District (RB)
790,000	5.00%, 07/01/28 (c)	958,594
520,000	5.00%, 07/01/28 (c)	632,684
		57,699,487
West Virginia: 0.3%
270,000	State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/27 (c)	340,195
	State of West Virginia, Series A (GO)
500,000	5.00%, 06/01/29 (c)	656,760
1,000,000	5.00%, 06/01/29 (c)	1,336,820
	State of West Virginia, Series B (GO)
200,000	5.00%, 06/01/28 (c)	258,760
675,000	5.00%, 06/01/28 (c)	878,884
	West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB)
1,055,000	3.00%, 06/01/26 (c)	1,119,988
240,000	4.00%, 06/01/26 (c)	269,933
240,000	5.00%, 06/01/26 (c)	291,562
		5,152,902
Wisconsin: 1.7%
1,000,000	City of Madison, Series A (GO) 2.00%, 10/01/27 (c)	1,069,730
	City of Milwaukee, Series N4 (GO)
200,000	5.00%, 04/01/26	245,428
100,000	5.00%, 04/01/27	126,095
1,500,000	5.00%, 04/01/28	1,940,175
350,000	Middleton-Cross Plains Area School District, Series A (GO) 3.25%, 03/01/27 (c)	383,617
	Public Finance Authority, KU Campus Development Corp.- Central District Development Project (RB)
165,000	5.00%, 03/01/26 (c)	197,687
180,000	5.00%, 03/01/26 (c)	215,768
390,000	5.00%, 03/01/26 (c)	468,086
1,155,000	Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	1,286,231
375,000	Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 3.00%, 06/01/26 (c)	397,609
1,000,000	State of West Virginia, Series B (GO) 5.00%, 05/01/28	1,320,010
	State of Wisconsin, Environmental Improvement Fund, Series A (RB)
185,000	5.00%, 06/01/25 (c)	221,197
100,000	5.00%, 06/01/25 (c)	119,423
220,000	5.00%, 06/01/25 (c)	263,778
185,000	5.00%, 06/01/25 (c)	221,902
150,000	5.00%, 06/01/25 (c)	179,921
	State of Wisconsin, General Fund Annual Appropriation, Series B (RB)
10,000	5.00%, 05/01/26 (c)	12,215
20,000	5.00%, 05/01/26 (c)	24,511
	State of Wisconsin, Series 1 (GO)
15,000	5.00%, 05/01/25 (c)	17,986
460,000	5.00%, 05/01/27 (c)	583,105
250,000	5.00%, 05/01/27 (c)	319,320
405,000	5.00%, 05/01/27 (c)	523,426
	State of Wisconsin, Series 2 (GO)
510,000	5.00%, 05/01/26 (c)	634,272
150,000	5.00%, 05/01/26 (c)	185,667
635,000	5.00%, 11/01/26	804,380
315,000	5.00%, 11/01/26	399,023
660,000	5.00%, 05/01/27 (c)	852,991
	State of Wisconsin, Series 3 (GO)
145,000	5.00%, 11/01/22 (c)	157,400
500,000	5.00%, 05/01/27 (c)	631,280
450,000	5.00%, 05/01/27 (c)	570,429
295,000	5.00%, 05/01/27 (c)	379,087
	State of Wisconsin, Series A (GO)
100,000	4.00%, 05/01/26 (c)	116,158
930,000	5.00%, 05/01/25 (c)	1,101,697
250,000	5.00%, 05/01/25 (c)	297,663
890,000	5.00%, 05/01/25 (c)	1,052,256
160,000	5.00%, 05/01/26	198,610
400,000	5.00%, 05/01/28	528,004
210,000	State of Wisconsin, Series B (GO) 5.00%, 05/01/25 (c)	250,037
500,000	State of Wisconsin, Series D (GO) 4.00%, 05/01/24 (c)	557,290
500,000	Sun Prairie Area School District (GO) 4.00%, 03/01/25 (c)	570,360
2,705,000	Wisconsin Center District, Series C (RB) (AGM) 0.00%, 12/15/30 (c) ^	2,217,965
	Wisconsin Department of Transportation, Series 1 (RB)
565,000	5.00%, 07/01/24 (c)	649,191
500,000	5.00%, 07/01/26	624,460
	Wisconsin Department of Transportation, Series 2 (RB)
480,000	5.00%, 07/01/27 (c)	605,366
115,000	5.00%, 07/01/27 (c)	146,035
	Wisconsin Department of Transportation, Series A (RB)
940,000	5.00%, 07/01/24 (c)	1,084,563
510,000	5.00%, 07/01/24 (c)	590,126
140,000	5.00%, 07/01/24 (c)	162,047
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,151,820
1,500,000	4.00%, 05/15/26 (c)	1,716,690
290,000	5.00%, 05/15/26 (c)	359,185
35,000	5.00%, 05/15/26 (c)	43,138
100,000	5.00%, 05/15/26 (c)	122,609
500,000	Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. (RB) 4.00%, 08/15/27 (c)	594,625
125,000	Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 5.00%, 04/01/27 (c)	154,878
355,000	Wisconsin Health and Educational Facilities Authority, Home Ownership, Series B (RB) 3.15%, 03/01/21 (c)	355,866
155,000	Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Series A (RB) 5.00%, 11/15/24 (c)	179,871
		30,182,259
Total Municipal Bonds: 98.9% (Cost: $1,653,287,189)		1,772,312,900
Other assets less liabilities: 1.1%		20,027,625
NET ASSETS: 100.0%		$1,792,340,525

Definitions:

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	6.5%	$114,703,659
Health Care	7.8	137,465,704
Housing	1.6	28,808,492
Industrial Revenue	0.7	12,345,420
Leasing	6.4	113,394,682
Local	18.3	324,824,107
Power	4.2	75,149,315
Solid Waste/Resource Recovery	0.1	1,133,396
Special Tax	11.0	194,432,259
State	20.1	356,283,802
Tobacco	1.4	24,351,949
Transportation	12.5	222,076,497
Water & Sewer	9.4	167,343,618
	100.0%	$1,772,312,900

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 94.4%
Argentina: 0.6%
USD	50,000	Arcor SAIC 144A 6.00%, 07/06/23	$46,817
	100,000	MercadoLibre, Inc. 3.13%, 01/14/31	100,564
		Pampa Energia SA 144A
	50,000	7.38%, 07/21/23	44,626
	50,000	7.50%, 01/24/27	41,084
	100,000	Telecom Argentina SA 144A 8.00%, 07/18/26	87,375
		YPF SA 144A
	100,000	6.95%, 07/21/27	61,634
	25,000	7.00%, 12/15/47	14,358
	25,000	8.50%, 03/23/25	20,563
	150,000	8.50%, 07/28/25	101,580
	175,000	8.75%, 04/04/24	129,543
			648,144
Australia: 0.4%
		FMG Resources August 2006 Pty Ltd. 144A
	25,000	4.50%, 09/15/27	27,505
	200,000	5.13%, 05/15/24 †	217,700
	100,000	Mineral Resources Ltd. 144A 8.13%, 05/01/27	111,125
	100,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. 144A 5.75%, 04/30/26	103,364
			459,694
Austria: 0.3%
	100,000	ams AG 144A 7.00%, 07/31/25	110,062
EUR	50,000	Novomatic AG 1.63%, 09/20/23	58,621
	100,000	Wienerberger AG Reg S 2.75%, 06/04/25	131,064
			299,747
Bahamas: 0.2%
	175,000	Akelius Residential Property AB Reg S 3.88% (Euribor ICE Swap Rate 5 Year+3.49%), 10/05/78	223,532
Bahrain: 0.1%
GBP	100,000	Mclaren Finance Plc Reg S 5.00%, 08/01/22	130,282
Belgium: 0.4%
EUR	150,000	La Financiere Atalian SASU Reg S 4.00%, 05/15/24	172,264
	150,000	Solvay Finance SACA Reg S 5.43% (EUR Swap Annual 5 Year+3.70%), 11/12/23 (o)	200,633
			372,897
Bermuda: 0.2%
USD	50,403	Digicel Group 0.5 Ltd. 10.00%, 04/01/24	47,456
	57,891	Digicel Group 0.5 Ltd. 144A 8.00% 04/01/25	35,502
	100,000	Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd. 144A 8.75%, 05/25/24	104,375
			187,333
Brazil: 8.6%
	150,000	Adecoagro SA 144A 6.00%, 09/21/27	158,179
	105,000	Arcos Dorados Holdings, Inc. 144A 5.88%, 04/04/27	110,382
		Banco Bradesco SA 144A
	100,000	2.85%, 01/27/23	102,550
	100,000	3.20%, 01/27/25	104,041
	100,000	5.75%, 03/01/22	104,731
	200,000	Banco BTG Pactual SA 144A 5.50%, 01/31/23	212,750
	250,000	Banco do Brasil SA 3.88%, 10/10/22 †	260,500
		Banco do Brasil SA 144A
	100,000	4.63%, 01/15/25	107,875
	200,000	5.88%, 01/19/23	215,680
	200,000	Banco do Estado do Rio Grande do Sul SA 144A 5.38% (US Treasury Yield Curve Rate T 5 Year+4.93%), 01/28/31	199,392
	100,000	Banco Votorantim SA 144A 4.50%, 09/24/24 †	106,261
	50,000	Braskem America Finance Co. 144A 7.13%, 07/22/41	56,857
	75,000	Braskem Finance Ltd. 6.45%, 02/03/24	82,238
	25,000	Braskem Finance Ltd. 144A 5.38%, 05/02/22	26,101
		Braskem Netherlands Finance BV 144A
	100,000	4.50%, 01/10/28	103,776
	125,000	4.50%, 01/31/30	127,217
	100,000	5.88%, 01/31/50	102,100
	50,000	8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 01/23/81	55,490
	200,000	BRF SA 144A 4.75%, 05/22/24	214,931
	100,000	Caixa Economica Federal 144A 3.50%, 11/07/22	103,711
	200,000	Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24	231,850
	100,000	Centrais Eletricas Brasileiras SA 144A 4.63%, 02/04/30	103,644
	100,000	Cosan Luxembourg SA 144A 7.00%, 01/20/27 †	106,512
	200,000	CSN Islands XI Corp. 144A 6.75%, 01/28/28	215,580
	100,000	CSN Resources SA 144A 7.63%, 02/13/23	103,976
	125,000	Embraer Netherlands Finance BV 5.40%, 02/01/27	130,844
	100,000	Embraer Overseas Ltd. 144A 5.70%, 09/16/23	106,589
	100,000	Globo Comunicacao e Participacoes SA 144A 4.88%, 01/22/30	104,950
		Itau Unibanco Holding SA 144A
	200,000	5.13%, 05/13/23	215,650
	100,000	5.50%, 08/06/22	105,795
	175,000	5.65%, 03/19/22	183,925
	125,000	Itau Unibanco Holding SA/Cayman Island 144A 2.90%, 01/24/23	127,929
	200,000	Klabin Austria GmbH 144A 5.75%, 04/03/29	231,200
	100,000	MARB BondCo Plc 144A 3.95%, 01/29/31	99,725
		Minerva Luxembourg SA 144A
	75,000	5.88%, 01/19/28	79,945
	150,000	6.50%, 09/20/26	158,062
	100,000	NBM US Holdings, Inc. 144A 6.63%, 08/06/29	112,797
	100,000	Nexa Resources SA 144A 6.50%, 01/18/28	116,437
		Petrobras Global Finance BV
EUR	100,000	4.25%, 10/02/23	133,332
USD	75,000	4.38%, 05/20/23	80,570
EUR	100,000	4.75%, 01/14/25	139,062
USD	331,000	5.09%, 01/15/30	364,017
	200,000	5.30%, 01/27/25	227,650
	150,000	5.75%, 02/01/29	174,337
	250,000	6.00%, 01/27/28	293,441
	100,000	6.25%, 03/17/24	114,191
	150,000	6.75%, 01/27/41	178,736
	275,000	6.85%, 06/05/15	321,237
	100,000	6.88%, 01/20/40	120,292
	150,000	6.90%, 03/19/49	180,753
	150,000	7.25%, 03/17/44	185,010
	150,000	7.38%, 01/17/27	187,777
	175,000	8.75%, 05/23/26 †	231,219
	200,000	Rede D’or Finance SARL 144A 4.50%, 01/22/30	204,688
	197,426	Rio Oil Finance Trust 144A 9.25%, 07/06/24	221,119
	200,000	Rumo Luxembourg SARL 144A 7.38%, 02/09/24	207,700
	100,000	Ultrapar International SA 144A 5.25%, 10/06/26	111,231
	100,000	Usiminas International SARL 144A 5.88%, 07/18/26	107,645
			8,874,179
British Virgin Islands: 0.9%
	200,000	Central China Real Estate Ltd. Reg S 7.25%, 04/24/23	200,360
	200,000	China Aoyuan Property Group Ltd. Reg S 5.38%, 09/13/22	201,094
	200,000	China SCE Property Holdings Ltd. Reg S 5.88%, 03/10/22	203,000
	200,000	Fantasia Holdings Group Co. Ltd. Reg S 10.88%, 01/09/23	204,488
	100,000	Metalloinvest Finance DAC 144A 4.85%, 05/02/24	108,603
			917,545
Burkina Faso: 0.0%
	25,000	IAMGOLD Corp. 144A 5.75%, 10/15/28	25,649
Canada: 4.9%
		1011778 BC ULC / New Red Finance, Inc. 144A
	40,000	3.50%, 02/15/29	40,000
	250,000	4.00%, 10/15/30	248,437
	100,000	4.38%, 01/15/28	102,169
	100,000	Athabasca Oil Corp. 144A 9.88%, 02/24/22	50,188
	50,000	ATS Automation Tooling Systems, Inc. 144A 4.13%, 12/15/28	50,719
	50,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP 144A 8.75%, 07/15/26	54,303
	75,000	Baytex Energy Corp. 144A 5.63%, 06/01/24	63,741
		Bombardier, Inc. 144A
	125,000	6.00%, 10/15/22	124,297
	150,000	6.13%, 01/15/23	150,780
	100,000	7.50%, 12/01/24	96,501
	125,000	7.50%, 03/15/25	117,187
	150,000	7.88%, 04/15/27	138,705
	150,000	Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 144A 6.25%, 09/15/27	158,531
	100,000	Cascades, Inc. / Cascades USA, Inc. 144A 5.38%, 01/15/28 †	105,812
	100,000	Emera, Inc. 6.75% (ICE LIBOR USD 3 Month+5.44%), 06/15/76 †	116,924
	25,000	Empire Communities Corp. 144A 7.00%, 12/15/25	26,455
	50,000	Ensign Drilling, Inc. 144A 9.25%, 04/15/24 †	35,656
	50,000	Fairstone Financial, Inc. 144A 7.88%, 07/15/24	52,901
		GFL Environmental, Inc. 144A
	150,000	3.50%, 09/01/28	147,798
	50,000	3.75%, 08/01/25	51,094
	75,000	5.13%, 12/15/26	79,226
		Gibson Energy, Inc.
CAD	25,000	2.85%, 07/14/27	20,770
	75,000	3.60%, 09/17/29	64,770
USD	50,000	goeasy Ltd. 144A 5.38%, 12/01/24	52,224
	40,000	Intelligent Packaging Ltd. Finco Inc / Intelligent Packaging Ltd. Co-Issuer LLC 144A 6.00%, 09/15/28	41,375
CAD	40,000	Inter Pipeline Ltd. 6.88% (Canada Bankers’ Acceptances 3 Month+5.01%), 03/26/79	32,946
	50,000	Keyera Corp. 6.88% (Canada Bankers’ Acceptances 3 Month+5.17%), 06/13/79	42,865
USD	256,000	Lightstream Resources Ltd. 144A 8.63%, 02/01/20 (d) * # ∞	0
		Mattamy Group Corp. 144A
	50,000	4.63%, 03/01/30 †	51,961
	50,000	5.25%, 12/15/27	52,781
		MEG Energy Corp. 144A
	50,000	7.00%, 03/31/24	50,748
	150,000	7.13%, 02/01/27	155,156
		Methanex Corp.
	50,000	5.13%, 10/15/27 †	52,313
	150,000	5.25%, 12/15/29	157,312
	50,000	New Gold, Inc. 144A 7.50%, 07/15/27	54,167
		New Red Finance, Inc. 144A
	50,000	3.88%, 01/15/28	50,815
	93,000	4.25%, 05/15/24	94,728
	50,000	Norbord, Inc. 144A 5.75%, 07/15/27	53,813
	50,000	Northriver Midstream Finance LP 144A 5.63%, 02/15/26	51,283
		Open Text Corp. 144A
	100,000	3.88%, 02/15/28	102,672
	150,000	5.88%, 06/01/26	156,157
CAD	50,000	Parkland Fuel Corp. 5.63%, 05/09/25	40,760
		Parkland Fuel Corp. 144A
USD	50,000	5.88%, 07/15/27	53,594
	100,000	6.00%, 04/01/26	105,188
CAD	50,000	Pembina Pipeline Corp. 4.80% (+4.17%), 01/25/81	39,138
USD	100,000	Precision Drilling Corp. 144A 7.13%, 01/15/26 †	97,250
CAD	100,000	Quebecor Media, Inc. 5.75%, 01/15/23	107,470
USD	125,000	Quebecor Media, Inc. 144A 6.63%, 01/15/23	106,111
	50,000	Ritchie Bros Auctioneers, Inc. 144A 5.38%, 01/15/25	51,531
	50,000	Rockpoint Gas Storage Canada Ltd. 144A 7.00%, 03/31/23	49,271
	100,000	Seven Generations Energy Ltd. 144A 6.75%, 05/01/23	101,313
EUR	100,000	SIG Combibloc Purchase Co. SARL Reg S 2.13%, 06/18/25	129,057
CAD	50,000	SNC-Lavalin Group, Inc. 3.24%, 03/02/23	39,500
USD	100,000	Superior Plus LP / Superior General Partner, Inc. 144A 7.00%, 07/15/26	107,125
	100,000	Teekay Offshore Partners LP / Teekay Offshore Finance Corp. 144A 8.50%, 07/15/23	91,529
	50,000	Terraform Global Operating LLC 144A 6.13%, 03/01/26	51,428
		TransAlta Corp.
	25,000	4.50%, 11/15/22	26,094
	75,000	6.50%, 03/15/40	85,219
EUR	200,000	Trivium Packaging Finance BV Reg S 3.75%, 08/15/26	248,901
		Videotron Ltd.
CAD	75,000	4.50%, 01/15/30	63,724
	150,000	5.63%, 06/15/25	131,869
	50,000	Videotron Ltd. Reg S 5.75%, 01/15/26	40,354
			5,116,706
Cayman Islands: 0.2%
USD	200,000	Ronshine China Holdings Ltd. Reg S 8.75%, 10/25/22	205,000
Chile: 0.1%
	100,000	VTR Comunicaciones SpA 144A 5.13%, 01/15/28	106,839
China / Hong Kong: 9.5%
		Agile Group Holdings Ltd. Reg S
	200,000	6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (o)	204,000
	200,000	8.38% (US Treasury Yield Curve Rate T 5 Year+11.25%), 12/04/23 (o)	212,514
	200,000	Bank of Communications Co. Ltd. Reg S 3.80% (US Treasury Yield Curve Rate T 5 Year+3.35%), 11/18/25	205,178
	250,000	Bank of East Asia Ltd. Reg S 5.83% (US Treasury Yield Curve Rate T 5 Year+5.53%), 10/21/25 (o)	266,887
	200,000	CFLD Cayman Investment Ltd. Reg S 8.60%, 04/08/24	73,000
	200,000	Champion Sincerity Holdings Ltd. Reg S 8.13% (US Treasury Yield Curve Rate T 3 Year+10.58%), 02/08/22 (o)	208,570
		China Evergrande Group Reg S
	200,000	8.25%, 03/23/22	191,000
	400,000	8.75%, 06/28/25	323,533
	200,000	9.50%, 04/11/22 †	191,998
	300,000	9.50%, 03/29/24	261,750
	200,000	China Oil & Gas Group Ltd. Reg S 4.63%, 04/20/22	202,041
		CIFI Holdings Group Co. Ltd. Reg S
	200,000	6.00%, 07/16/25	213,500
	200,000	6.55%, 03/28/24	213,000
	200,000	Easy Tactic Ltd. Reg S 5.88%, 02/13/23	183,000
		Fortune Star BVI Ltd. Reg S
	100,000	5.25%, 03/23/22	101,512
	200,000	6.75%, 07/02/23	211,984
	207,250	Global Aircraft Leasing Co. Ltd. 144A 7.25% 09/15/24	186,007
		Greenland Global Investment Ltd. Reg S
	200,000	5.88%, 07/03/24	176,590
	200,000	6.75%, 09/26/23	180,250
		Kaisa Group Holdings Ltd. Reg S
	200,000	8.50%, 06/30/22	201,500
	250,000	9.38%, 06/30/24	237,455
	200,000	10.50%, 01/15/25	196,945
	200,000	11.25%, 04/09/22	207,738
	350,000	KWG Property Holding Ltd. Reg S 5.88%, 11/10/24	358,596
	200,000	Logan Property Holdings Co. Ltd. Reg S 5.25%, 02/23/23	203,625
		Melco Resorts Finance Ltd. 144A
	200,000	4.88%, 06/06/25	205,569
	100,000	5.38%, 12/04/29 †	105,494
	200,000	Nanyang Commercial Bank Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (o)	204,746
	200,000	New Metro Global Ltd. Reg S 6.80%, 08/05/23	211,000
	200,000	Powerlong Real Estate Holdings Ltd. Reg S 6.25%, 08/10/24	207,745
	200,000	Redsun Properties Group Ltd. Reg S 9.95%, 04/11/22	209,478
	250,000	RKI Overseas Finance 2017 A Ltd. Reg S 7.00%, 06/23/22 (o)	230,000
		Scenery Journey Ltd. Reg S
	200,000	13.00%, 11/06/22	193,991
	200,000	13.75%, 11/06/23	192,750
	200,000	Seazen Group Ltd. Reg S 6.00%, 08/12/24	211,000
	200,000	Shimao Property Holdings Ltd. Reg S 4.75%, 07/03/22	204,700
	100,000	Studio City Finance Ltd. 144A 5.00%, 01/15/29	101,125
		Sunac China Holdings Ltd. Reg S
	200,000	7.00%, 07/09/25	204,000
	400,000	7.95%, 08/08/22	414,500
	200,000	Times China Holdings Ltd. Reg S 6.75%, 07/16/23	209,497
EUR	100,000	Volvo Car AB Reg S 2.13%, 04/02/24	126,427
USD	200,000	Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	205,450
	200,000	Wealth Driven Ltd. Reg S 5.50%, 08/17/23	202,627
	200,000	Yango Justice International Ltd. Reg S 10.25%, 03/18/22	208,500
	200,000	Yuzhou Group Holdings Co. Ltd. Reg S 7.38%, 01/13/26	209,611
	300,000	Yuzhou Properties Co. Ltd. Reg S 6.00%, 10/25/23	305,800
	200,000	Zhenro Properties Group Ltd. Reg S 8.65%, 01/21/23	207,400
			9,783,583
Colombia: 1.1%
	100,000	Banco Davivienda SA Reg S 5.88%, 07/09/22	105,901
		Banco de Bogota SA 144A
	100,000	5.38%, 02/19/23	106,501
	100,000	6.25%, 05/12/26	113,375
	50,000	Banco GNB Sudameris SA 144A 7.50%, 07/30/22	52,411
	80,000	Banco GNB Sudameris SA Reg S 7.50%, 07/30/22	83,858
	150,000	Bancolombia SA 5.13%, 09/11/22	158,510
	50,000	Gran Tierra Energy International Holdings Ltd. 144A 6.25%, 02/15/25	34,850
		Grupo Aval Ltd. 144A
	100,000	4.38%, 02/04/30	103,445
	100,000	4.75%, 09/26/22	104,775
		Millicom International Cellular SA 144A
	100,000	5.13%, 01/15/28	105,793
	100,000	6.25%, 03/25/29	111,306
	100,000	Orazul Energy Egenor SCA 144A 5.63%, 04/28/27	104,887
			1,185,612
Croatia: 0.2%
	200,000	Hrvatska Elektroprivreda 144A 5.88%, 10/23/22	217,945
Curacao: 0.1%
	32,000	Nyrstar Holdings Plc Reg S 07/31/26 ^	21,220
	11,000	Trafigura Funding SA 144A 5.25%, 03/19/23	11,238
EUR	34,000	Trafigura Group Pte Ltd. Reg S 7.50% (EUR Swap Annual 5 Year+10.82%), 07/31/24 (o)	43,649
			76,107
Cyprus: 0.5%
USD	200,000	Credit Bank of Moscow Via CBOM Finance Plc 144A 4.70%, 01/29/25	205,862
	200,000	MHP Lux SA 144A 6.95%, 04/03/26	218,234
EUR	100,000	Vivion Investments SARL Reg S 3.00%, 08/08/24 †	113,277
			537,373
Czech Republic: 0.2%
	100,000	CPI Property Group SA Reg S 4.88% (EUR Swap Annual 5 Year+4.94%), 07/16/25 (o)	127,068
	100,000	Energo-Pro AS Reg S 4.00%, 12/07/22	119,728
			246,796
Denmark: 0.2%
	175,000	DKT Finance ApS Reg S 7.00%, 06/17/23	218,729
Finland: 0.7%
		Nokia Oyj
USD	100,000	3.38%, 06/12/22	103,375
	100,000	4.38%, 06/12/27	110,007
	100,000	6.63%, 05/15/39	131,188
EUR	100,000	Nokia Oyj Reg S 2.00%, 03/15/24	126,817
	175,000	Teollisuuden Voima Oyj Reg S 2.13%, 02/04/25	214,997
			686,384
France: 6.0%
		Accor SA Reg S
	100,000	1.75%, 02/04/26	126,179
	100,000	2.63% (EUR Swap Annual 5 Year+3.25%), 01/30/25 (o)	113,033
USD	100,000	Banijay Entertainment SASU 144A 5.38%, 03/01/25	102,438
		Casino Guichard Perrachon SA Reg S
EUR	100,000	1.87%, 06/13/22	121,186
	100,000	4.50%, 03/07/24	118,404
	100,000	CGG Holding US, Inc. Reg S 7.88%, 05/01/23	124,375
		CMA CGM SA Reg S
	100,000	5.25%, 01/15/25	121,905
	100,000	7.50%, 01/15/26	130,186
	100,000	eircom Finance DAC Reg S 3.50%, 05/15/26	124,796
USD	250,000	Electricite de France SA 144A 5.63% (USD Swap Semi 30/360 10 Year+3.04%), 01/22/24 (o)	266,875
		Electricite de France SA Reg S
EUR	200,000	3.00% (EUR Swap Annual 5 Year+3.20%), 09/03/27 (o)	254,901
	200,000	4.00% (EUR Swap Annual 6 Year+3.44%), 07/04/24 (o)	261,298
	200,000	5.00% (+3.04%), 01/22/26 (o)	275,481
	200,000	5.38% (+3.79%), 01/29/25 (o)	275,624
		Elis SA Reg S
	100,000	1.63%, 04/03/28	119,010
	100,000	1.88%, 02/15/23	123,577
		Europcar Mobility Group Reg S
	100,000	4.00%, 04/30/26	91,729
	100,000	4.13%, 11/15/24	91,725
		Faurecia SE Reg S
	100,000	2.63%, 06/15/25	123,464
	100,000	3.13%, 06/15/26	125,096
	100,000	3.75%, 06/15/28	128,091
	125,000	Fnac Darty SA Reg S 1.88%, 05/30/24	153,637
	100,000	Getlink SE Reg S 3.50%, 10/30/25	125,813
	100,000	La Poste SA Reg S 3.13% (EUR Swap Annual 5 Year+2.44%), 10/29/25 (o)	129,037
		Loxam SAS Reg S
	100,000	2.88%, 04/15/26	120,032
	100,000	4.25%, 04/15/24	123,198
	100,000	Matterhorn Telecom SA Reg S 3.13%, 09/15/26	120,808
	100,000	New AREVA Holding SA 4.88%, 09/23/24	139,209
	100,000	New AREVA Holding SA Reg S 3.13%, 03/20/23	127,376
	100,000	Paprec Holding SA Reg S 4.00%, 03/31/25	122,908
	100,000	RCI Banque SA Reg S 2.63% (EUR Swap Annual 5 Year+2.85%), 02/18/30	123,173
		Renault SA Reg S
	100,000	1.00%, 04/18/24	121,074
	100,000	1.00%, 11/28/25	119,028
	100,000	1.25%, 06/24/25	120,227
	100,000	2.00%, 09/28/26	122,069
	100,000	Rexel SA Reg S 2.13%, 06/15/25	122,144
USD	100,000	SPCM SA 144A 4.88%, 09/15/25	103,125
EUR	100,000	SPIE SA Reg S 2.63%, 06/18/26	125,962
	100,000	Tereos Finance Groupe I SA Reg S 4.13%, 06/16/23	119,626
		Valeo SA Reg S
	100,000	0.38%, 09/12/22	122,028
	100,000	1.63%, 03/18/26	126,508
	100,000	3.25%, 01/22/24	132,066
	100,000	Vallourec SA Reg S 2.25%, 09/30/24	98,087
		Veolia Environnement SA Reg S
	100,000	2.25% (EUR Swap Annual 5 Year+2.71%), 01/20/26 (o)	123,317
	100,000	2.50% (EUR Swap Annual 5 Year+2.84%), 01/20/29 (o)	122,211
			6,182,036
Georgia: 0.2%
USD	200,000	Bank of Georgia JSC 144A 6.00%, 07/26/23	211,500
Germany: 5.5%
		ADLER Group SA Reg S
EUR	100,000	2.75%, 11/13/26	122,470
	100,000	3.25%, 08/05/25	126,230
	100,000	ADLER Real Estate AG Reg S 1.88%, 04/27/23	121,566
	100,000	Bertelsmann SE & Co. KGaA Reg S 3.00% (EUR Swap Annual 5 Year+2.64%), 04/23/75	125,126
	100,000	Cheplapharm Arzneimittel GmbH Reg S 3.50%, 02/11/27	121,597
		Commerzbank AG Reg S
	150,000	4.00%, 03/23/26	203,530
	100,000	4.00%, 03/30/27	136,991
		Deutsche Bank AG
USD	150,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/28	154,084
	250,000	4.50%, 04/01/25	267,654
	125,000	4.88% (USD ICE Swap Rate 11:00am NY 5 Year+2.55%), 12/01/32	134,272
	215,000	Deutsche Bank AG Reg S 2.75%, 02/17/25	273,454
EUR	150,000	Deutsche Lufthansa AG 0.25%, 09/06/24	167,176
USD	150,000	Dresdner Funding Trust I 144A 8.15%, 06/30/31	220,950
EUR	73,333	Hapag-Lloyd AG Reg S 5.13%, 07/15/24	92,616
USD	200,000	IHO Verwaltungs GmbH 144A 5.50% 09/15/26	207,500
		IHO Verwaltungs GmbH Reg S
EUR	100,000	4.38% 05/15/25	124,304
	100,000	4.50% 09/15/26	124,382
	100,000	Infineon Technologies AG Reg S 3.63% (EUR Swap Annual 5 Year+4.00%), 01/01/28 (o)	131,714
	200,000	K+S AG Reg S 3.00%, 06/20/22	245,504
	100,000	KION Group AG Reg S 1.63%, 09/24/25	126,148
	100,000	LANXESS AG Reg S 4.50% (EUR Swap Annual 5 Year+4.51%), 12/06/76	129,824
USD	41,000	Mercer International, Inc. 5.50%, 01/15/26	42,051
	25,000	Mercer International, Inc. 144A 5.13%, 02/01/29	25,469
EUR	75,000	Metro Wholesale & Food Reg S 1.50%, 03/19/25	94,785
	41,000	Phoenix PIB Dutch Finance BV Reg S 3.63%, 07/30/21	50,629
	130,000	ProGroup AG Reg S 3.00%, 03/31/26	160,033
USD	100,000	RWE AG Reg S 6.63% (USD Swap Semi 30/360 10 Year+4.52%), 07/30/75	116,456
		Schaeffler AG Reg S
EUR	125,000	1.88%, 03/26/24	157,374
	100,000	2.88%, 03/26/27	129,620
	100,000	Tele Columbus AG Reg S 3.88%, 05/02/25	123,138
		thyssenkrupp AG Reg S
	200,000	1.38%, 03/03/22	243,077
	100,000	2.50%, 02/25/25	122,656
	100,000	2.88%, 02/22/24	122,887
	100,000	TLG Finance SARL Reg S 3.38% (EUR Swap Annual 5 Year+3.98%), 09/23/24 (o)	125,934
		ZF Europe Finance BV Reg S
	100,000	2.00%, 02/23/26	119,669
	100,000	3.00%, 10/23/29	123,220
	100,000	ZF Finance GmbH Reg S 3.75%, 09/21/28	129,401
USD	275,000	ZF North America Capital, Inc. 144A 4.75%, 04/29/25	298,620
EUR	100,000	ZF North America Capital, Inc. Reg S 2.75%, 04/27/23	125,334
			5,667,445
Ghana: 0.1%
USD	200,000	Tullow Oil Plc 144A 7.00%, 03/01/25	131,670
Greece: 0.6%
EUR	100,000	Crystal Almond SARL Reg S 4.25%, 10/15/24	124,527
	100,000	Ellaktor Value Plc Reg S 6.38%, 12/15/24	113,000
	200,000	Intralot Capital Luxembourg SA Reg S 5.25%, 09/15/24	108,568
	100,000	Mytilineos Financial Partners SA Reg S 2.50%, 12/01/24	125,651
	100,000	National Bank of Greece SA Reg S 2.75% (EUR Swap Annual 5 Year+3.30%), 10/08/26	123,881
			595,627
Guatamala: 0.1%
USD	100,000	Central American Bottling Corp. 144A 5.75%, 01/31/27 †	106,431
India: 2.5%
	250,000	ABJA Investment Co. Pte Ltd. Reg S 5.95%, 07/31/24	268,325
	200,000	Bank of Baroda Reg S 3.88%, 04/04/24	212,291
	200,000	Canara Bank Reg S 3.88%, 03/28/24	211,754
	200,000	Delhi International Airport Ltd. Reg S 6.13%, 02/03/22	201,754
		Jaguar Land Rover Automotive Plc Reg S
EUR	100,000	2.20%, 01/15/24	116,778
GBP	125,000	3.88%, 03/01/23	171,153
EUR	100,000	6.88%, 11/15/26	133,987
USD	200,000	JSW Steel Ltd. Reg S 5.95%, 04/18/24	212,398
	200,000	Muthoot Finance Ltd. 144A 4.40%, 09/02/23 †	204,016
	200,000	Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 01/15/25 (o)	212,350
	100,000	ReNew Power Synthetic 144A 6.67%, 03/12/24	105,500
	200,000	Tata Motors Ltd. Reg S 5.75%, 10/30/24	208,200
	200,000	Vedanta Resources Finance II Plc 144A 9.25%, 04/23/26	165,400
	150,000	Vedanta Resources Ltd. 144A 6.13%, 08/09/24	113,625
			2,537,531
Indonesia: 1.0%
	200,000	Adaro Indonesia PT 144A 4.25%, 10/31/24 †	207,000
	150,000	Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *	1,969
	200,000	Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/24	203,850
	200,000	Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/25	209,954
	200,000	Saka Energi Indonesia PT 144A 4.45%, 05/05/24	186,058
	200,000	Theta Capital Pte Ltd. Reg S 6.75%, 10/31/26	186,734
			995,565
Ireland: 1.1%
	150,000	AerCap Global Aviation Trust 144A 6.50% (ICE LIBOR USD 3 Month+4.30%), 06/15/45	156,375
EUR	100,000	AIB Group Plc Reg S 1.88% (EUR Swap Annual 5 Year+2.15%), 11/19/29	123,477
GBP	100,000	Bank of Ireland Group Plc Reg S 3.13% (UK Govt Bonds 5 Year Note Generic Bid Yield+2.70%), 09/19/27	139,754
USD	200,000	C&W Senior Financing DAC 144A 6.88%, 09/15/27 †	213,300
EUR	200,000	Smurfit Kappa Acquisitions ULC Reg S 2.38%, 02/01/24	256,527
USD	100,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC 144A 7.00%, 07/15/26	105,063
GBP	100,000	Virgin Media Vendor Financing Notes III DAC Reg S 4.88%, 07/15/28	141,440
			1,135,936
Israel: 2.0%
		Leviathan Bond Ltd. Reg S 144A
USD	50,000	5.75%, 06/30/23	53,319
	50,000	6.13%, 06/30/25	55,372
	50,000	6.50%, 06/30/27	56,456
	50,000	6.75%, 06/30/30	57,069
	100,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	100,438
	100,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36 †	110,175
EUR	100,000	Teva Pharmaceutical Finance Netherlands II BV 6.00%, 01/31/25	133,629
		Teva Pharmaceutical Finance Netherlands II BV Reg S
	100,000	1.13%, 10/15/24	114,945
	100,000	1.25%, 03/31/23	118,810
		Teva Pharmaceutical Finance Netherlands III BV
USD	275,000	2.80%, 07/21/23	273,141
	350,000	3.15%, 10/01/26	334,469
	175,000	4.10%, 10/01/46 †	154,198
	150,000	6.00%, 04/15/24	158,321
	200,000	6.75%, 03/01/28 †	224,135
	125,000	7.13%, 01/31/25	137,877
			2,082,354
Italy: 8.1%
EUR	100,000	Abertis Infraestructuras Finance BV Reg S 3.25% (EUR Swap Annual 5 Year+3.69%), 11/24/25	124,782
		Assicurazioni Generali SpA Reg S
	125,000	4.60% (Euribor 3 Month ACT/360+4.50%), 11/21/25 (o)	167,049
GBP	50,000	6.27% (ICE LIBOR GBP 3 Month+2.35%), 06/16/26 (o)	77,792
		Atlantia SpA Reg S
EUR	100,000	1.63%, 02/03/25	121,087
	100,000	1.88%, 07/13/27	120,663
		Autostrade per l’Italia SpA
	100,000	1.63%, 06/12/23	121,934
	100,000	5.88%, 06/09/24	139,082
		Autostrade per l’Italia SpA Reg S
	100,000	1.75%, 06/26/26	121,775
	125,000	1.75%, 02/01/27	152,110
	100,000	1.88%, 09/26/29	120,929
	50,000	4.38%, 09/16/25	68,461
	100,000	Azzurra Aeroporti SpA Reg S 2.13%, 05/30/24	123,398
	100,000	Banca IFIS SpA Reg S 4.50% (EUR Swap Annual 5 Year+4.25%), 10/17/27	116,509
	150,000	Banca Monte dei Paschi di Siena SpA Reg S 3.63%, 09/24/24	194,641
	100,000	Banca Popolare di Sondrio SCPA Reg S 2.38%, 04/03/24	127,049
		Banco BPM SpA Reg S
	100,000	1.75%, 04/24/23	124,601
	100,000	2.00%, 03/08/22	123,716
	100,000	2.50%, 06/21/24	128,093
	100,000	4.38% (EUR Swap Annual 5 Year+4.18%), 09/21/27	124,863
	100,000	BPER Banca Reg S 5.13% (EUR Swap Annual 5 Year+4.91%), 05/31/27	126,558
	100,000	Esselunga SpA Reg S 0.88%, 10/25/23	123,329
	100,000	Iccrea Banca SpA Reg S 1.50%, 10/11/22	122,740
	100,000	Infrastrutture Wireless Italiane SpA Reg S 1.88%, 07/08/26	127,278
	100,000	International Design Group SPA Reg S 6.50%, 11/15/25	126,894
		Intesa Sanpaolo SpA 144A
USD	100,000	5.02%, 06/26/24	108,842
	50,000	5.71%, 01/15/26	56,660
		Intesa Sanpaolo SpA Reg S
EUR	100,000	2.86%, 04/23/25	127,623
	100,000	3.93%, 09/15/26	136,197
	200,000	6.63%, 09/13/23	276,221
	100,000	Intesa Sanpaolo Vita SpA Reg S 4.75% (Euribor 6 Month ACT/360+4.82%), 12/17/24 (o)	131,554
	100,000	Leonardo Finmeccanica SpA 4.88%, 03/24/25	138,737
	100,000	Leonardo SpA Reg S 1.50%, 06/07/24	123,486
	150,000	Saipem Finance International BV Reg S 3.75%, 09/08/23	194,595
	100,000	Societa Cattolica di Assicurazioni SC Reg S 4.25% (Euribor 3 Month ACT/360+4.46%), 12/14/47	128,394
	100,000	Sofima Holding SPA 144A 3.75%, 01/15/28	122,210
	100,000	Telecom Italia Finance SA 7.75%, 01/24/33	180,534
		Telecom Italia SpA
	100,000	5.25%, 03/17/55	154,822
GBP	150,000	5.88%, 05/19/23	226,604
USD	100,000	Telecom Italia SpA 144A 5.30%, 05/30/24	108,799
		Telecom Italia SpA Reg S
EUR	100,000	2.38%, 10/12/27	126,960
	200,000	2.88%, 01/28/26	258,939
	100,000	3.00%, 09/30/25	130,407
	250,000	3.63%, 05/25/26	336,425
	200,000	4.00%, 04/11/24	263,079
	150,000	5.25%, 02/10/22	192,158
		UniCredit SpA Reg S
	200,000	2.00% (EUR Swap Annual 5 Year+2.40%), 09/23/29	240,568
	200,000	2.73% (EUR Swap Annual 5 Year+2.80%), 01/15/32	244,349
	200,000	4.88% (Euribor ICE Swap Rate 5 Year+4.74%), 02/20/29	265,037
	200,000	6.95%, 10/31/22	269,172
		Unione di Banche Italiane SpA Reg S
	150,000	4.45% (EUR Swap Annual 5 Year+4.24%), 09/15/27	191,420
	100,000	5.88% (EUR Swap Annual 5 Year+5.75%), 03/04/29	135,775
	200,000	Unipol Gruppo SpA Reg S 3.00%, 03/18/25	258,251
	100,000	UnipolSai Assicurazioni SpA Reg S 5.75% (Euribor 3 Month ACT/360+5.18%), 06/18/24 (o)	130,365
	100,000	Webuild SpA Reg S 1.75%, 10/26/24	112,071
			8,395,587
Japan: 1.4%
		SoftBank Group Corp. Reg S
USD	200,000	4.75%, 09/19/24	213,543
	200,000	5.13%, 09/19/27	214,974
	200,000	5.38%, 07/30/22	208,373
	250,000	6.00% (USD ICE Swap Rate 11:00am NY 5 Year+4.23%), 07/19/23 (o)	245,562
	350,000	6.25%, 04/15/28	395,442
	200,000	6.88% (USD ICE Swap Rate 11:00am NY 5 Year+4.85%), 07/19/27 (o)	200,175
			1,478,069
Jersey, Channel Islands: 0.6%
	200,000	eG Global Finance Plc 144A 6.75%, 02/07/25	206,300
EUR	100,000	eG Global Finance Plc Reg S 4.38%, 02/07/25	119,975
GBP	100,000	Shop Direct Funding Plc Reg S 7.75%, 11/15/22	140,146
EUR	100,000	Walnut Bidco Plc Reg S 6.75%, 08/01/24	124,716
			591,137
Kazakhstan: 0.5%
USD	150,000	Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	220,422
		KazMunayGas National Co. JSC 144A
	100,000	4.75%, 04/19/27	116,149
	125,000	5.75%, 04/19/47	161,127
			497,698
Kuwait: 0.2%
	200,000	Kuwait Projects Co. SPC Ltd. Reg S 4.23%, 10/29/26	209,657
Luxembourg: 4.9%
		Altice Financing SA 144A
USD	250,000	5.00%, 01/15/28	256,579
	200,000	7.50%, 05/15/26	210,000
EUR	100,000	Altice Finco SA Reg S 4.75%, 01/15/28	118,165
	100,000	Altice France Holding SA Reg S 8.00%, 05/15/27	133,572
		Altice France SA 144A
USD	100,000	5.50%, 01/15/28	104,250
	700,000	7.38%, 05/01/26	733,040
	300,000	8.13%, 02/01/27	331,093
	175,000	Altice France SA Reg S 3.38%, 01/15/28	211,452
		ArcelorMittal SA
USD	60,000	3.60%, 07/16/24	64,487
	60,000	4.55%, 03/11/26	66,879
	40,000	7.00%, 03/01/41	57,229
	50,000	7.25%, 10/15/39	71,626
		ArcelorMittal SA Reg S
EUR	100,000	0.95%, 01/17/23	122,942
	100,000	1.00%, 05/19/23	123,184
	100,000	1.75%, 11/19/25	126,803
	100,000	2.25%, 01/17/24	127,077
	200,000	ARD Finance SA Reg S 5.75% 06/30/27	250,072
		Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. 144A
USD	150,000	4.13%, 08/15/26	154,875
	125,000	5.25%, 08/15/27	129,692
	100,000	6.00%, 02/15/25	103,038
EUR	175,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. Reg S 2.13%, 08/15/26	213,699
	100,000	Eurofins Scientific SE Reg S 3.25% (Euribor 3 Month ACT/360+2.67%), 11/13/25 (o)	127,470
GBP	100,000	Galaxy Bidco Ltd. Reg S 6.50%, 07/31/26	144,701
EUR	200,000	Nidda Healthcare Holding GmbH Reg S 3.50%, 09/30/24	244,182
	100,000	Rossini SARL Reg S
		6.75%, 10/30/25	129,709
	100,000	SES SA Reg S 5.63% (EUR Swap Annual 5 Year+5.40%), 01/29/24	133,565
	68,750	Sisal Group SpA Reg S 7.00%, 07/31/23	85,054
	100,000	Summer BC Holdco B SARL Reg S 5.75%, 10/31/26	127,121
	100,000	Vertical Midco GmbH Reg S 4.38%, 07/15/27	127,397
USD	200,000	Vertical US Newco, Inc. 144A 5.25%, 07/15/27	209,322
			5,038,275
Mauritius: 0.2%
	200,000	IHS Netherlands Holdco BV 144A 8.00%, 09/18/27	215,750
Mexico: 1.6%
	100,000	Axtel SAB de CV 144A 6.38%, 11/14/24	104,750
		Cemex SAB de CV 144A
	300,000	3.88%, 07/11/31	300,750
	200,000	5.70%, 01/11/25	204,725
	100,000	7.38%, 06/05/27	113,000
	100,000	7.75%, 04/16/26 †	105,500
EUR	150,000	Cemex SAB de CV Reg S 2.75%, 12/05/24	184,562
USD	100,000	Credito Real SAB de CV SOFOM ER 144A 9.50%, 02/07/26 †	109,113
	100,000	Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 04/17/23 (o)	107,002
	200,000	Nemak SAB de CV 144A 4.75%, 01/23/25	207,505
		Unifin Financiera SAB de CV 144A
	100,000	7.00%, 01/15/25	93,500
	100,000	7.25%, 09/27/23	99,125
			1,629,532
Morocco: 0.3%
		OCP SA 144A
	150,000	5.63%, 04/25/24	165,935
	100,000	6.88%, 04/25/44	130,567
			296,502
Netherlands: 2.0%
EUR	100,000	ELM BV for Firmenich International SA Reg S 3.75% (EUR Swap Annual 5 Year+4.39%), 09/03/25 (o)	130,526
	100,000	Intertrust Group BV Reg S 3.38%, 11/15/25	124,237
USD	125,000	Koninklijke KPN NV 144A 7.00% (USD Swap Semi 30/360 10 Year+5.21%), 03/28/73	132,381
EUR	150,000	Lincoln Financing SARL Reg S 3.63%, 04/01/24	183,466
	200,000	OCI NV Reg S 3.13%, 11/01/24	248,691
	200,000	PPF Telecom Group BV Reg S 3.13%, 03/27/26	259,300
USD	55,000	Tecpetrol SA 144A 4.88%, 12/12/22	53,185
EUR	175,000	TenneT Holding BV Reg S 3.00% (EUR Swap Annual 5 Year+2.53%), 03/01/24 (o)	224,291
	90,000	UPCB Finance IV Ltd. Reg S 4.00%, 01/15/27	111,488
	125,000	Ziggo Bond Co. BV Reg S 3.38%, 02/28/30	151,808
USD	314,000	Ziggo BV 144A 5.50%, 01/15/27	327,894
	80,000	Ziggo BV Reg S 4.25%, 01/15/27	101,671
			2,048,938
Norway: 0.4%
EUR	100,000	Adevinta ASA Reg S 2.63%, 11/15/25	124,041
USD	150,000	Aker BP ASA 144A 5.88%, 03/31/25	154,680
EUR	100,000	Heimstaden Bostad AB Reg S 3.25% (EUR Swap Annual 5 Year+3.67%), 11/19/24 (o)	124,671
			403,392
Oman: 0.4%
USD	225,000	Lamar Funding Ltd. Reg S 3.96%, 05/07/25	223,129
	200,000	Oztel Holdings SPC Ltd. 144A 5.63%, 10/24/23	212,770
			435,899
Panama: 0.1%
	99,102	Aeropuerto Internacional de Tocumen SA 144A 6.00%, 11/18/48	118,790
Peru: 0.3%
		Hudbay Minerals, Inc. 144A
USD	25,000	6.13%, 04/01/29	26,563
	100,000	7.63%, 01/15/25	104,283
	100,000	Peru LNG Srl 144A 5.38%, 03/22/30	90,375
	100,000	Volcan Cia Minera SAA 144A 5.38%, 02/02/22	103,053
			324,274
Poland: 0.1%
EUR	100,000	CANPACK SA / Eastern PA Land Investment Holding LLC Reg S 2.38%, 11/01/27	125,282
Portugal: 0.4%
	100,000	Banco Comercial Portugues SA Reg S 3.87% (EUR Swap Annual 5 Year+4.23%), 03/27/30	117,367
	100,000	Caixa Geral de Depositos SA Reg S 5.75% (EUR Swap Annual 5 Year+5.50%), 06/28/28	133,431
	100,000	EDP - Energias de Portugal SA Reg S 4.50% (EUR Swap Annual 5 Year+4.29%), 04/30/79	133,178
			383,976
Qatar: 0.2%
USD	200,000	QNB Finansbank AS 144A 4.88%, 05/19/22	204,368
Romania: 0.1%
EUR	100,000	RCS & RDS SA Reg S 2.50%, 02/05/25	120,986
Russia: 1.8%
USD	200,000	Evraz Plc 144A 5.38%, 03/20/23	214,554
	200,000	Gazprom PJSC via Gaz Finance Plc 144A 4.60% (US Treasury Yield Curve Rate T 5 Year+4.26%), 10/26/25 (o)	206,360
	200,000	GTLK Europe DAC Reg S 5.13%, 05/31/24	212,904
	200,000	Polyus Finance Plc 144A 5.25%, 02/07/23	213,512
	250,000	Sberbank of Russia Via SB Capital SA 144A 5.13%, 10/29/22	262,960
	100,000	SCF Capital Designated Activity Co. 144A 5.38%, 06/16/23	106,598
		VEON Holdings BV 144A
	100,000	4.00%, 04/09/25	105,532
	100,000	4.95%, 06/16/24	108,465
	100,000	7.25%, 04/26/23	110,146
	100,000	7.50%, 03/01/22	106,106
	200,000	VTB Bank SA 144A 6.95%, 10/17/22	214,113
			1,861,250
Saudi Arabia: 0.2%
	200,000	Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 03/21/23	206,375
Singapore: 0.6%
	200,000	Greenko Dutch BV 144A 5.25%, 07/24/24	207,172
	200,000	Inkia Energy Ltd. 144A 5.88%, 11/09/27	213,800
	250,000	Puma International Financing SA 144A 5.00%, 01/24/26 †	241,562
			662,534
South Africa: 1.1%
		Eskom Holdings SOC Ltd. 144A
	100,000	6.75%, 08/06/23	104,625
	100,000	7.13%, 02/11/25	107,122
	100,000	Gold Fields Orogen Holdings BVI Ltd. 144A 5.13%, 05/15/24	110,250
	200,000	MTN Mauritius Investments Ltd. 144A 4.76%, 11/11/24	213,509
EUR	100,000	Sappi Papier Holding GmbH Reg S 3.13%, 04/15/26	121,481
USD	300,000	Sasol Financing USA LLC 5.88%, 03/27/24	316,500
	136,215	South Africa Ltd. 144A 3.00% 12/31/22	1,362
	100,000	Stillwater Mining Co. 144A 7.13%, 06/27/25	105,717
	100,000	Transnet SOC Ltd. 144A 4.00%, 07/26/22	102,320
			1,182,886
South Korea: 0.1%
	100,000	Woori Bank 144A 4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 10/04/24 (o)	105,087
Spain: 3.6%
EUR	100,000	Abanca Corp. Bancaria SA Reg S 6.13% (EUR Swap Annual 5 Year+5.93%), 01/18/29	132,368
	100,000	Abengoa SA 03/31/27 (s)	609
		Banco de Sabadell SA Reg S
	100,000	1.75%, 05/10/24	124,758
	100,000	5.63%, 05/06/26	143,480
		Bankia SA Reg S
	100,000	1.13%, 11/12/26	125,962
	100,000	3.38% (EUR Swap Annual 5 Year+3.35%), 03/15/27	124,999
	100,000	3.75% (EUR Swap Annual 5 Year+3.62%), 02/15/29	131,017
USD	150,000	BBVA Bancomer SA 144A 6.75%, 09/30/22	162,375
EUR	100,000	Cellnex Telecom SA Reg S 2.38%, 01/16/24	127,885
	200,000	Cellnex Telecom SAU Reg S 3.13%, 07/27/22	253,986
	100,000	El Corte Ingles SA Reg S 3.00%, 03/15/24	123,225
	100,000	Ferrovial Netherlands BV Reg S 2.12% (EUR Swap Annual 5 Year+2.13%), 02/14/23 (o)	118,851
	100,000	Gestamp Funding Luxembourg SA Reg S 3.50%, 05/15/23	122,112
	275,000	Grifols SA Reg S 3.20%, 05/01/25	337,438
	125,000	Grupo Antolin-Irausa SA Reg S 3.25%, 04/30/24	148,613
	100,000	Lorca Telecom Bondco SA Reg S 4.00%, 09/18/27	128,348
	100,000	Naturgy Finance BV Reg S 4.13% (EUR Swap Annual 8 Year+3.35%), 11/18/22 (o)	128,035
	100,000	Obrascon Huarte Lain SA Reg S 5.50%, 03/15/23	83,223
	225,000	Repsol International Finance BV Reg S 4.50% (EUR Swap Annual 10 Year+4.20%), 03/25/75	300,096
		Telefonica Europe BV Reg S
	100,000	2.63% (EUR Swap Annual 5 Year+2.33%), 03/07/23 (o)	123,506
	100,000	3.00% (EUR Swap Annual 5 Year+2.45%), 09/04/23 (o)	124,868
	100,000	3.75% (EUR Swap Annual 5 Year+3.86%), 03/15/22 (o)	124,519
	100,000	3.88% (EUR Swap Annual 8 Year+2.97%), 06/22/26 (o)	131,361
	200,000	4.38% (EUR Swap Annual 6 Year+4.11%), 12/14/24 (o)	263,138
	100,000	5.88% (EUR Swap Annual 10 Year+4.30%), 03/31/24 (o)	136,292
			3,721,064
Sweden: 0.8%
	100,000	Dometic Group AB Reg S 3.00%, 05/08/26	126,697
	300,000	Intrum AB Reg S 3.13%, 07/15/24	365,381
	100,000	Norican A/S Reg S 4.50%, 05/15/23	109,992
	100,000	Samhallsbyggnadsbolaget i Norden AB Reg S 2.62% (EUR Swap Annual 5 Year+2.81%), 01/30/25 (o)	121,488
USD	100,000	Stena AB 144A 7.00%, 02/01/24 †	97,365
			820,923
Switzerland: 0.5%
EUR	150,000	Consolidated Energy Finance SA 144A 6.88%, 06/15/25	152,906
	125,000	Dufry One BV Reg S 2.50%, 10/15/24	143,767
	100,000	Holcim Finance Luxembourg SA Reg S 3.00% (Euribor ICE Swap Rate 5 Year+3.07%), 07/05/24 (o)	126,055
	100,000	Techem Verwaltungsgesellschaft 675 mbH Reg S 2.00%, 07/15/25	120,117
			542,845
Tanzania: 0.1%
		AngloGold Ashanti Holdings Plc
USD	50,000	5.13%, 08/01/22 †	52,846
	50,000	6.50%, 04/15/40 †	63,705
			116,551
Thailand: 0.2%
	200,000	Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34	210,713
Trinidad and Tobago: 0.1%
	100,000	Trinidad Generation Unlimited 144A 5.25%, 11/04/27	105,757
Turkey: 2.1%
	150,000	Akbank T.A.S. 144A 5.13%, 03/31/25	153,343
	200,000	KOC Holding AS 144A 5.25%, 03/15/23	206,978
	200,000	TC Ziraat Bankasi AS 144A 5.13%, 05/03/22	202,257
	100,000	Turk Telekomunikasyon AS 144A 4.88%, 06/19/24	104,059
	200,000	Turkcell Iletisim Hizmetleri AS 144A 5.80%, 04/11/28 †	214,335
	200,000	Turkiye Garanti Bankasi AS 144A 5.25%, 09/13/22	205,559
		Turkiye Is Bankasi AS 144A
	100,000	6.00%, 10/24/22	101,792
	250,000	6.13%, 04/25/24	257,505
	100,000	7.85%, 12/10/23	106,434
	100,000	Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26 †	110,787
		Turkiye Vakiflar Bankasi TAO 144A
	100,000	5.25%, 02/05/25 †	99,646
	100,000	5.75%, 01/30/23	101,635
	100,000	6.00%, 11/01/22	101,484
		Yapi ve Kredi Bankasi AS 144A
	100,000	5.50%, 12/06/22	101,149
	50,000	5.75%, 02/24/22	50,960
	100,000	5.85%, 06/21/24	103,451
			2,221,374
Ukraine: 0.4%
		Metinvest BV 144A
	150,000	7.75%, 04/23/23	159,996
	100,000	8.50%, 04/23/26	111,755
EUR	100,000	NAK Naftogaz Ukraine via Kondor Finance Plc Reg S 7.13%, 07/19/24	125,339
USD	18,000	Ukraine Railways Via Shortline Plc Reg S 9.88%, 09/15/21	18,376
			415,466
United Arab Emirates: 1.2%
	200,000	Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	198,694
	200,000	DP World Salaam Reg S 6.00% (US Treasury Yield Curve Rate T 5 Year+5.75%), 10/01/25 (o)	219,755
	200,000	Emaar Sukuk Ltd. Reg S 3.64%, 09/15/26	204,292
	200,000	Emirates NBD Bank PJSC Reg S 6.13% (USD Swap Semi 30/360 6 Year+3.66%), 03/20/25 (o)	214,875
	300,000	NOVA Chemicals Corp. 144A 5.25%, 08/01/23	301,684
	100,000	Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/25	54,688
			1,193,988
United Kingdom: 6.7%
GBP	100,000	Amigo Luxembourg SA Reg S 7.63%, 01/15/24	88,571
	100,000	Anglian Water Osprey Financing Plc Reg S 4.00%, 03/08/26	139,608
	100,000	Arqiva Broadcast Finance Plc Reg S 6.75%, 09/30/23	142,329
USD	50,000	Aston Martin Capital Holdings Ltd. 144A 10.50%, 11/30/25	54,147
GBP	100,000	Centrica Plc Reg S 5.25% (GBP Swap 5 Year+3.61%), 04/10/75	149,586
USD	200,000	Connect Finco SARL / Connect US Finco LLC 144A 6.75%, 10/01/26	213,970
GBP	100,000	Co-Operative Group Ltd. Reg S 5.13%, 05/17/24	147,354
USD	100,000	Drax Finco Plc 144A 6.63%, 11/01/25	104,063
EUR	100,000	Garfunkelux Holdco 3 SA Reg S 6.75%, 11/01/25	124,613
GBP	100,000	GKN Holdings Ltd. Reg S 4.63%, 05/12/32	147,322
	150,000	Heathrow Finance Plc Reg S 6.25%, 03/03/25	221,454
EUR	200,000	INEOS Group Holdings SA Reg S 5.38%, 08/01/24	246,314
	100,000	INEOS Styrolution Group GmbH Reg S 2.25%, 01/16/27	119,419
	100,000	International Consolidated Airlines Group SA Reg S 1.50%, 07/04/27	103,728
GBP	100,000	Jerrold Finco Plc Reg S 4.88%, 01/15/26	136,094
	100,000	Ladbrokes Group Finance Plc Reg S 5.13%, 09/16/22	144,543
		Lloyds Banking Group Plc 144A
USD	50,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (o)	63,215
	50,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (o)	64,590
EUR	100,000	Louvre Bidco SAS Reg S 4.25%, 09/30/24	120,867
GBP	150,000	Marks & Spencer Plc Reg S 6.00%, 06/12/25	230,383
USD	200,000	Motion Bondco DAC 144A 6.63%, 11/15/27 †	201,704
EUR	100,000	Nexi SpA Reg S 1.75%, 10/31/24	124,102
GBP	100,000	Pinewood Finance Co. Ltd. Reg S 3.25%, 09/30/25	140,554
EUR	100,000	Playtech Plc Reg S 3.75%, 10/12/23	123,357
		Rolls-Royce Plc Reg S
	100,000	0.88%, 05/09/24	114,445
	300,000	1.63%, 05/09/28	336,143
USD	100,000	Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (o) †	133,750
GBP	100,000	Stonegate Pub Co. Financing 2019 Plc Reg S 8.00%, 07/13/25	138,590
	100,000	Stretford 79 Plc Reg S 6.75%, 07/15/24	140,066
EUR	104,875	Summer BidCo BV Reg S 9.75% 11/15/25	131,499
USD	100,000	TechnipFMC Plc 144A 6.50%, 02/01/26	104,257
	200,000	Telenet Finance Luxembourg Notes SARL 144A 5.50%, 03/01/28	212,350
EUR	100,000	United Group BV Reg S 4.88%, 07/01/24	124,298
	100,000	UPC Holding BV 144A 5.50%, 01/15/28	104,813
USD	150,000	Virgin Media Finance Plc 144A 5.00%, 07/15/30 †	154,617
		Virgin Media Secured Finance Plc 144A
	125,000	5.50%, 08/15/26	130,703
	100,000	5.50%, 05/15/29	107,470
GBP	200,000	Virgin Media Secured Finance Plc Reg S 5.00%, 04/15/27	289,358
USD	200,000	Vmed O2 UK Financing I Plc 144A 4.25%, 01/31/31	200,042
GBP	100,000	Vmed O2 UK Financing I Plc Reg S 4.00%, 01/31/29	140,581
USD	100,000	Vodafone Group Plc 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	124,403
		Vodafone Group Plc Reg S
EUR	400,000	3.10% (EUR Swap Annual 5 Year+2.67%), 01/03/79	504,184
USD	200,000	6.25% (USD Swap Semi 30/360 5 Year+3.05%), 10/03/78	221,371
GBP	100,000	William Hill Plc Reg S 4.88%, 09/07/23	146,603
			6,911,430
United States: 4.0%
USD	100,000	AES Gener SA 144A 7.13% (USD Swap Semi 30/360 5 Year+4.64%), 03/26/79	110,125
GBP	44,545	Cabot Financial Luxembourg SA Reg S 7.50%, 10/01/23	62,466
EUR	150,000	Cirsa Finance International SARL 144A 6.25%, 12/20/23	179,009
	200,000	Constellium SE Reg S 4.25%, 02/15/26	246,965
USD	100,000	Cott Holdings, Inc. 144A 5.50%, 04/01/25	103,156
EUR	100,000	DEMIRE Deutsche Mittelstand Real Estate AG Reg S 1.88%, 10/15/24	118,149
USD	100,000	Empresa Electrica Guacolda SA 144A 4.56%, 04/30/25	91,205
	25,000	Enstar Finance LLC 5.75% (US Treasury Yield Curve Rate T 5 Year+5.47%), 09/01/40	26,143
EUR	150,000	FCE Bank Plc Reg S 1.62%, 05/11/23	183,086
USD	100,000	Garda World Security Corp. 144A 4.63%, 02/15/27	101,145
	150,000	James Hardie International Finance DAC 144A 5.00%, 01/15/28	159,750
		JBS Investments II GmbH 144A
	100,000	5.75%, 01/15/28	106,179
	100,000	7.00%, 01/15/26	107,075
		JBS USA LUX SA / JBS USA Finance, Inc. 144A
	100,000	5.75%, 06/15/25	103,238
	100,000	6.75%, 02/15/28	110,502
		JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 144A
	100,000	5.50%, 01/15/30	113,734
	100,000	6.50%, 04/15/29	113,845
	200,000	LCPR Senior Secured Financing DAC 144A 6.75%, 10/15/27	215,296
EUR	100,000	LHC3 Plc Reg S 9.00% 08/15/24	123,798
USD	200,000	MGM China Holdings Ltd. 144A 5.88%, 05/15/26	210,532
EUR	100,000	Nouryon Holding BV Reg S 6.50%, 10/01/26	127,673
	100,000	Platin 1426 GmbH Reg S 5.38%, 06/15/23	122,020
	100,000	Q-Park Holding I BV Reg S 2.00%, 03/01/27	114,111
USD	50,000	Resolute Forest Products, Inc. 5.88%, 05/15/23 †	50,075
EUR	100,000	Sigma Holdco BV Reg S 5.75%, 05/15/26	118,468
		Telesat Canada / Telesat LLC 144A
USD	50,000	4.88%, 06/01/27	52,120
	50,000	6.50%, 10/15/27 †	53,024
		Verisure Holding AB Reg S
EUR	150,000	3.50%, 05/15/23	184,711
	150,000	3.88%, 07/15/26	187,375
	100,000	Viridian Group FinanceCo Plc / Viridian Power & Energy Holdings DAC Reg S 4.00%, 09/15/25	123,306
		Wynn Macau Ltd. 144A
USD	100,000	5.13%, 12/15/29	101,031
	100,000	5.50%, 01/15/26	103,345
	200,000	5.50%, 10/01/27	207,500
			4,130,157
Zambia: 0.5%
		First Quantum Minerals Ltd. 144A
	100,000	6.88%, 03/01/26	104,313
	200,000	7.50%, 04/01/25	207,006
	200,000	First Quantum Minerals Ltd. 144A 7.25%, 04/01/23	204,581
			515,900
Total Corporate Bonds (Cost: $93,660,447)			97,608,583
GOVERNMENT OBLIGATIONS: 3.4%
Azerbaijan: 0.3%
	200,000	State Oil Co. of the Azerbaijan Republic Reg S 6.95%, 03/18/30	256,594
Mexico: 2.9%
		Petróleos Mexicanos
USD	50,000	4.50%, 01/23/26	49,448
	175,000	5.35%, 02/12/28	168,044
	225,000	5.95%, 01/28/31	213,502
	200,000	6.35%, 02/12/48	167,578
	75,000	6.38%, 01/23/45	64,725
	175,000	6.49%, 01/23/27	180,250
	250,000	6.50%, 03/13/27	259,187
	125,000	6.50%, 01/23/29	124,531
	150,000	6.63%, 06/15/35	141,225
	275,000	6.75%, 09/21/47	240,663
	200,000	6.84%, 01/23/30	201,250
	125,000	6.88%, 08/04/26	134,219
	200,000	6.95%, 01/28/60	175,590
	350,000	7.69%, 01/23/50	331,443
	50,000	Petróleos Mexicanos 144A 6.88%, 10/16/25	54,550
		Petróleos Mexicanos Reg S
EUR	100,000	2.75%, 04/21/27	111,485
	100,000	3.75%, 02/21/24	122,489
	100,000	4.75%, 02/26/29	118,696
	100,000	4.88%, 02/21/28	120,827
	50,000	5.50%, 02/24/25	65,183
			3,044,885
Turkey: 0.2%
		Turkiye Ihracat Kredi Bankasi AS 144A
USD	100,000	6.13%, 05/03/24	103,070
	100,000	8.25%, 01/24/24	108,865
			211,935
Total Government Obligations (Cost: $2,798,651)			3,513,414

Number Of Shares
COMMON STOCK: 0.0% (Cost: $5,626)
Canada: 0.0%
	988	Tervita Corp. * †	2,351
Total Investments Before Collateral for Securities Loaned: 97.8% (Cost: $96,464,724)			101,124,348
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.3% (Cost: $2,423,655)
Money Market Fund: 2.3%
	2,423,655	State Street Navigator Securities Lending Government Money Market Portfolio	2,423,655
Total Investments: 100.1% (Cost: $98,888,379)			103,548,003
Liabilities in excess of other assets: (0.1)%			(125,867)
NET ASSETS: 100.0%			$103,422,136

Definitions:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Footnotes:

(d)	Security in default
(o)	Perpetual Maturity - the date shown is the next call date
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
^	Zero Coupon Bond
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,856,413.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $35,243,433, or 34.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	9.0%	$9,069,208
Communications	15.9	16,092,463
Consumer, Cyclical	10.1	10,199,524
Consumer, Non-cyclical	9.2	9,336,531
Diversified	0.4	464,376
Energy	7.6	7,706,620
Financial	28.6	28,909,778
Government	3.5	3,513,414
Industrial	9.8	9,882,242
Technology	0.6	623,962
Utilities	5.3	5,326,230
	100.0%	$101,124,348

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

Principal Amount		Value
FLOATING RATE NOTES: 99.7%
Australia: 5.4%
$2,200,000	ASB Bank Ltd. 144A 1.19% (ICE LIBOR USD 3 Month+.97%), 06/14/23	$2,236,121
	Australia & New Zealand Banking Group Ltd. 144A
900,000	0.70% (ICE LIBOR USD 3 Month+.49%), 11/21/22	906,377
900,000	0.94% (ICE LIBOR USD 3 Month+.71%), 05/19/22	907,431
	Commonwealth Bank of Australia 144A
1,000,000	0.92% (ICE LIBOR USD 3 Month+.70%), 03/16/23	1,012,195
600,000	0.93% (ICE LIBOR USD 3 Month+.70%), 03/10/22	604,296
550,000	1.06% (ICE LIBOR USD 3 Month+.83%), 09/06/21	552,691
475,000	Macquarie Bank Ltd. 144A 0.65% (ICE LIBOR USD 3 Month+.45%), 11/24/21	476,573
2,350,000	Macquarie Group Ltd. 144A 1.60% (ICE LIBOR USD 3 Month+1.35%), 03/27/24	2,392,016
	National Australia Bank Ltd. 144A
1,775,000	0.63% (ICE LIBOR USD 3 Month+.41%), 12/13/22	1,783,228
2,125,000	0.82% (ICE LIBOR USD 3 Month+.60%), 04/12/23	2,144,816
550,000	0.93% (ICE LIBOR USD 3 Month+.71%), 11/04/21	553,026
900,000	0.93% (ICE LIBOR USD 3 Month+.72%), 05/22/22	907,277
450,000	1.11% (ICE LIBOR USD 3 Month+.89%), 01/10/22	453,654
	Westpac Banking Corp.
1,325,000	0.61% (ICE LIBOR USD 3 Month+.39%), 01/13/23	1,332,316
900,000	0.79% (ICE LIBOR USD 3 Month+.57%), 01/11/23	907,780
3,186,000	0.94% (ICE LIBOR USD 3 Month+.72%), 05/15/23	3,232,268
904,000	0.96% (ICE LIBOR USD 3 Month+.71%), 06/28/22	912,474
2,125,000	1.00% (ICE LIBOR USD 3 Month+.77%), 02/26/24	2,160,811
450,000	1.07% (ICE LIBOR USD 3 Month+.85%), 01/11/22	453,466
450,000	1.08% (ICE LIBOR USD 3 Month+.85%), 08/19/21	452,042
		24,380,858
Canada: 3.9%
	Bank of Montreal
450,000	0.63% (ICE LIBOR USD 3 Month+.40%), 09/10/21	451,085
550,000	0.82% (ICE LIBOR USD 3 Month+.57%), 03/26/22	553,168
450,000	1.02% (ICE LIBOR USD 3 Month+.79%), 08/27/21	452,040
550,000	Bank of Nova Scotia 0.87% (ICE LIBOR USD 3 Month+.64%), 03/07/22	553,690
	Canadian Imperial Bank of Commerce
2,225,000	0.86% (United States Secured Overnight Financing Rate+.80%), 03/17/23	2,251,067
2,150,000	0.88% (ICE LIBOR USD 3 Month+.66%), 09/13/23	2,178,600
900,000	0.94% (ICE LIBOR USD 3 Month+.72%), 06/16/22	908,035
775,000	Enbridge, Inc. 0.72% (ICE LIBOR USD 3 Month+.50%), 02/18/22	777,955
735,000	Rogers Communications, Inc. 0.84% (ICE LIBOR USD 3 Month+.60%), 03/22/22	739,672
	Royal Bank of Canada
4,275,000	0.49% (United States Secured Overnight Financing Rate+.45%), 10/26/23	4,296,803
1,500,000	0.58% (ICE LIBOR USD 3 Month+.36%), 01/17/23	1,506,490
500,000	0.68% (ICE LIBOR USD 3 Month+.47%), 04/29/22	502,528
500,000	0.94% (ICE LIBOR USD 3 Month+.73%), 02/01/22	503,780
1,775,000	Toronto-Dominion Bank 0.52% (United States Secured Overnight Financing Rate+.48%), 01/27/23	1,785,493
		17,460,406
China / Hong Kong: 1.5%
450,000	AIA Group Ltd. 144A 0.76% (ICE LIBOR USD 3 Month+.52%), 09/20/21	450,022
2,200,000	BOC Aviation Ltd. 144A
	1.38% (ICE LIBOR USD 3 Month+1.12%), 09/26/23	2,188,204
	Tencent Holdings Ltd. 144A
900,000	0.83% (ICE LIBOR USD 3 Month+.60%), 01/19/23	895,500
3,200,000	1.13% (ICE LIBOR USD 3 Month+.91%), 04/11/24 †	3,204,464
		6,738,190
France: 1.5%
1,150,000	BPCE SA 1.11% (ICE LIBOR USD 3 Month+.88%), 05/31/22	1,160,720
	BPCE SA 144A
500,000	0.51% (United States Secured Overnight Financing Rate+.44%), 02/17/22	501,093
900,000	1.43% (ICE LIBOR USD 3 Month+1.22%), 05/22/22	911,856
2,129,000	1.46% (ICE LIBOR USD 3 Month+1.24%), 09/12/23	2,177,583
2,200,000	Credit Agricole SA 144A 1.24% (ICE LIBOR USD 3 Month+1.02%), 04/24/23	2,233,426
		6,984,678
Germany: 2.7%
5,375,000	Bayer US Finance II LLC 144A 1.23% (ICE LIBOR USD 3 Month+1.01%), 12/15/23	5,450,503
900,000	BMW Finance NV 144A 1.00% (ICE LIBOR USD 3 Month+.79%), 08/12/22	907,670
675,000	BMW US Capital LLC 144A 0.71% (ICE LIBOR USD 3 Month+.50%), 08/13/21	676,654
	Daimler Finance North America LLC 144A
450,000	0.89% (ICE LIBOR USD 3 Month+.67%), 11/05/21	452,085
650,000	1.09% (ICE LIBOR USD 3 Month+.88%), 02/22/22	655,565
1,425,000	1.12% (ICE LIBOR USD 3 Month+.90%), 02/15/22	1,435,882
825,000	Deutsche Bank AG 1.41% (ICE LIBOR USD 3 Month+1.19%), 11/16/22	830,107
825,000	Siemens Financieringsmaatschappij NV 144A 0.83% (ICE LIBOR USD 3 Month+.61%), 03/16/22	830,497
	Volkswagen Group of America Finance LLC 144A
450,000	1.10% (ICE LIBOR USD 3 Month+.86%), 09/24/21	452,308
675,000	1.15% (ICE LIBOR USD 3 Month+.94%), 11/12/21	679,423
		12,370,694
Japan: 10.4%
	American Honda Finance Corp.
500,000	0.67% (ICE LIBOR USD 3 Month+.45%), 02/15/22	502,318
900,000	0.79% (ICE LIBOR USD 3 Month+.54%), 06/27/22	905,992
	Mitsubishi UFJ Financial Group, Inc.
500,000	0.93% (ICE LIBOR USD 3 Month+.70%), 03/07/22	503,111
1,325,000	0.97% (ICE LIBOR USD 3 Month+.74%), 03/02/23	1,336,051
1,775,000	1.01% (ICE LIBOR USD 3 Month+.79%), 07/25/22	1,791,590
7,025,000	1.08% (ICE LIBOR USD 3 Month+.86%), 07/26/23	7,119,870
500,000	1.12% (ICE LIBOR USD 3 Month+.92%), 02/22/22	504,335
825,000	1.28% (ICE LIBOR USD 3 Month+1.06%), 09/13/21	830,358
	Mizuho Financial Group, Inc.
4,700,000	0.84% (ICE LIBOR USD 3 Month+.63%), 05/25/24	4,722,652
1,500,000	1.02% (ICE LIBOR USD 3 Month+.79%), 03/05/23	1,514,950
2,150,000	1.06% (ICE LIBOR USD 3 Month+.84%), 07/16/23	2,167,518
2,150,000	1.07% (ICE LIBOR USD 3 Month+.85%), 09/13/23	2,166,990
2,025,000	1.10% (ICE LIBOR USD 3 Month+.88%), 09/11/22	2,047,571
1,200,000	1.16% (ICE LIBOR USD 3 Month+.94%), 02/28/22	1,211,028
2,775,000	1.22% (ICE LIBOR USD 3 Month+1.00%), 09/11/24	2,815,378
900,000	1.36% (ICE LIBOR USD 3 Month+1.14%), 09/13/21	906,299
450,000	Nissan Motor Acceptance Corp. 144A 1.11% (ICE LIBOR USD 3 Month+.89%), 01/13/22	450,490
	Sumitomo Mitsui Financial Group, Inc.
900,000	0.96% (ICE LIBOR USD 3 Month+.74%), 10/18/22	910,305
900,000	0.96% (ICE LIBOR USD 3 Month+.74%), 01/17/23	907,837
900,000	1.00% (ICE LIBOR USD 3 Month+.78%), 07/12/22	908,645
3,625,000	1.02% (ICE LIBOR USD 3 Month+.80%), 10/16/23 †	3,668,731
2,125,000	1.08% (ICE LIBOR USD 3 Month+.86%), 07/19/23	2,153,115
450,000	1.36% (ICE LIBOR USD 3 Month+1.14%), 10/19/21	453,498
	Toyota Motor Credit Corp.
1,800,000	0.27% (United States Secured Overnight Financing Rate+.23%), 12/13/21	1,801,460
1,325,000	0.34% (United States Secured Overnight Financing Rate+.30%), 06/13/22	1,327,302
1,000,000	0.35% (ICE LIBOR USD 3 Month+.12%), 08/13/21	1,000,430
725,000	0.37% (ICE LIBOR USD 3 Month+.15%), 02/14/22	725,928
775,000	0.53% (ICE LIBOR USD 3 Month+.29%), 10/07/21	776,732
1,075,000	0.71% (ICE LIBOR USD 3 Month+.48%), 09/08/22	1,082,412
		47,212,896
Netherlands: 2.2%
900,000	ABN AMRO Bank NV 144A 0.80% (ICE LIBOR USD 3 Month+.57%), 08/27/21	903,114
475,000	Cooperatieve Rabobank UA 1.05% (ICE LIBOR USD 3 Month+.83%), 01/10/22	478,722
3,200,000	Cooperatieve Rabobank UA/NY 0.35% (United States Secured Overnight Financing Rate+.30%), 01/12/24	3,206,083
	ING Groep NV
2,125,000	1.24% (ICE LIBOR USD 3 Month+1.00%), 10/02/23 †	2,165,315
950,000	1.40% (ICE LIBOR USD 3 Month+1.15%), 03/29/22	961,064
2,167,000	Shell International Finance BV 0.62% (ICE LIBOR USD 3 Month+.40%), 11/13/23	2,182,632
		9,896,930
Norway: 0.2%
1,075,000	DNB Bank ASA 144A 0.85% (ICE LIBOR USD 3 Month+.62%), 12/02/22	1,085,407
Singapore: 0.2%
950,000	DBS Group Holdings Ltd. 144A 0.84% (ICE LIBOR USD 3 Month+.62%), 07/25/22	955,694
Spain: 0.8%
	Banco Santander SA
900,000	1.30% (ICE LIBOR USD 3 Month+1.09%), 02/23/23	913,879
2,100,000	1.34% (ICE LIBOR USD 3 Month+1.12%), 04/12/23	2,134,252
600,000	1.78% (ICE LIBOR USD 3 Month+1.56%), 04/11/22	608,900
		3,657,031
Sweden: 0.3%
900,000	Skandinaviska Enskilda Banken AB 144A 0.86% (ICE LIBOR USD 3 Month+.65%), 12/12/22	907,854
500,000	Swedbank AB 144A 0.92% (ICE LIBOR USD 3 Month+.70%), 03/14/22	503,204
		1,411,058
Switzerland: 3.9%
1,900,000	Credit Suisse AG 0.53% (United States Secured Overnight Financing Rate+.45%), 02/04/22	1,906,568
	Credit Suisse Group AG 144A
2,125,000	1.42% (ICE LIBOR USD 3 Month+1.20%), 12/14/23	2,156,700
3,200,000	1.46% (ICE LIBOR USD 3 Month+1.24%), 06/12/24	3,263,702
	UBS Group AG 144A
5,325,000	1.17% (ICE LIBOR USD 3 Month+.95%), 08/15/23	5,379,442
4,275,000	1.43% (ICE LIBOR USD 3 Month+1.22%), 05/23/23 †	4,330,376
500,000	1.74% (ICE LIBOR USD 3 Month+1.53%), 02/01/22	507,247
		17,544,035
United Kingdom: 10.1%
	Barclays Plc
6,375,000	1.60% (ICE LIBOR USD 3 Month+1.38%), 05/16/24	6,502,879
1,325,000	1.65% (ICE LIBOR USD 3 Month+1.43%), 02/15/23	1,339,723
1,325,000	1.85% (ICE LIBOR USD 3 Month+1.62%), 01/10/23	1,341,151
1,375,000	BAT Capital Corp. 1.10% (ICE LIBOR USD 3 Month+.88%), 08/15/22	1,386,426
	HSBC Holdings Plc
8,525,000	1.22% (ICE LIBOR USD 3 Month+1.00%), 05/18/24	8,635,315
2,175,000	1.45% (ICE LIBOR USD 3 Month+1.23%), 03/11/25	2,216,900
3,200,000	1.60% (ICE LIBOR USD 3 Month+1.38%), 09/12/26	3,277,551
500,000	1.74% (ICE LIBOR USD 3 Month+1.50%), 01/05/22	506,552
1,375,000	Jackson National Life Global Funding 144A 0.65% (United States Secured Overnight Financing Rate+.60%), 01/06/23	1,384,194
1,350,000	Reckitt Benckiser Treasury Services Plc 144A 0.80% (ICE LIBOR USD 3 Month+.56%), 06/24/22	1,359,285
	Royal Bank of Scotland Group Plc
6,369,000	1.69% (ICE LIBOR USD 3 Month+1.47%), 05/15/23	6,456,433
3,174,000	1.80% (ICE LIBOR USD 3 Month+1.55%), 06/25/24	3,253,698
	Standard Chartered Plc 144A
1,075,000	1.37% (ICE LIBOR USD 3 Month+1.15%), 01/20/23	1,084,001
2,650,000	1.43% (ICE LIBOR USD 3 Month+1.20%), 09/10/22	2,665,290
4,325,000	Vodafone Group Plc 1.21% (ICE LIBOR USD 3 Month+.99%), 01/16/24	4,395,870
		45,805,268
United States: 56.6%
	AbbVie, Inc.
675,000	0.69% (ICE LIBOR USD 3 Month+.46%), 11/19/21	677,056
1,325,000	0.86% (ICE LIBOR USD 3 Month+.65%), 11/21/22	1,336,298
2,550,000	American Electric Power Co., Inc. 0.69% (ICE LIBOR USD 3 Month+.48%), 11/01/23	2,553,399
	American Express Co.
900,000	0.82% (ICE LIBOR USD 3 Month+.60%), 11/05/21	903,339
1,600,000	0.84% (ICE LIBOR USD 3 Month+.62%), 05/20/22	1,610,550
2,150,000	0.97% (ICE LIBOR USD 3 Month+.75%), 08/03/23	2,179,468
	Apple, Inc.
1,350,000	0.56% (ICE LIBOR USD 3 Month+.35%), 05/11/22	1,356,143
975,000	0.71% (ICE LIBOR USD 3 Month+.50%), 02/09/22	979,760
6,935,000	AT&T, Inc. 1.40% (ICE LIBOR USD 3 Month+1.18%), 06/12/24	7,120,123
1,025,000	Athene Global Funding 144A 1.47% (ICE LIBOR USD 3 Month+1.23%), 07/01/22	1,037,839
	Bank of America Corp.
1,500,000	0.90% (ICE LIBOR USD 3 Month+.65%), 06/25/22	1,503,541
6,382,000	0.99% (ICE LIBOR USD 3 Month+.77%), 02/05/26	6,429,927
6,400,000	1.02% (ICE LIBOR USD 3 Month+.79%), 03/05/24	6,465,143
2,150,000	1.18% (ICE LIBOR USD 3 Month+.96%), 07/23/24	2,183,579
6,400,000	1.22% (ICE LIBOR USD 3 Month+1.00%), 04/24/23	6,467,123
1,325,000	1.38% (ICE LIBOR USD 3 Month+1.16%), 01/20/23	1,338,263
900,000	1.40% (ICE LIBOR USD 3 Month+1.18%), 10/21/22	907,009
948,000	Becton Dickinson and Co. 1.26% (ICE LIBOR USD 3 Month+1.03%), 06/06/22	957,919
	Caterpillar Financial Services Corp.
675,000	0.41% (ICE LIBOR USD 3 Month+.20%), 11/12/21	676,017
550,000	0.46% (ICE LIBOR USD 3 Month+.22%), 01/06/22	551,053
2,127,000	Chevron USA, Inc. 0.41% (ICE LIBOR USD 3 Month+.20%), 08/11/23	2,130,561
3,050,000	Cigna Corp. 1.13% (ICE LIBOR USD 3 Month+.89%), 07/15/23	3,086,183
	Citibank NA
500,000	0.76% (ICE LIBOR USD 3 Month+.53%), 02/19/22	500,284
2,650,000	0.82% (ICE LIBOR USD 3 Month+.60%), 05/20/22	2,655,060
	Citigroup, Inc.
2,300,000	0.76% (ICE LIBOR USD 3 Month+.55%), 08/25/36	1,941,301
3,200,000	1.17% (ICE LIBOR USD 3 Month+.95%), 07/24/23	3,231,348
1,200,000	1.18% (ICE LIBOR USD 3 Month+.96%), 04/25/22	1,212,227
4,275,000	1.25% (ICE LIBOR USD 3 Month+1.02%), 06/01/24	4,337,205
725,000	1.30% (ICE LIBOR USD 3 Month+1.07%), 12/08/21	730,707
6,400,000	1.32% (ICE LIBOR USD 3 Month+1.10%), 05/17/24	6,505,922
675,000	1.39% (ICE LIBOR USD 3 Month+1.19%), 08/02/21	678,974
2,775,000	1.49% (ICE LIBOR USD 3 Month+1.25%), 07/01/26	2,849,707
8,525,000	1.66% (ICE LIBOR USD 3 Month+1.43%), 09/01/23	8,679,758
2,200,000	Comcast Corp. 0.87% (ICE LIBOR USD 3 Month+.63%), 04/15/24	2,231,044
910,000	ConocoPhillips Co. 1.12% (ICE LIBOR USD 3 Month+.90%), 05/15/22	919,143
4,325,000	Dominion Energy, Inc. 0.75% (ICE LIBOR USD 3 Month+.53%), 09/15/23	4,336,043
725,000	Duke Energy Progress LLC 0.40% (ICE LIBOR USD 3 Month+.18%), 02/18/22	725,067
	Exxon Mobil Corp.
1,325,000	0.55% (ICE LIBOR USD 3 Month+.33%), 08/16/22	1,330,455
500,000	0.60% (ICE LIBOR USD 3 Month+.37%), 03/06/22 †	502,445
5,300,000	Florida Power & Light Co. 0.60% (ICE LIBOR USD 3 Month+.38%), 07/28/23	5,300,231
3,975,000	General Electric Capital Corp. 0.60% (ICE LIBOR USD 3 Month+.38%), 05/05/26	3,874,816
	General Motors Financial Co., Inc.
900,000	1.55% (ICE LIBOR USD 3 Month+1.31%), 06/30/22	908,776
500,000	1.78% (ICE LIBOR USD 3 Month+1.55%), 01/14/22	504,809
	Gilead Sciences, Inc.
450,000	0.38% (ICE LIBOR USD 3 Month+.15%), 09/17/21	450,316
2,225,000	0.77% (ICE LIBOR USD 3 Month+.52%), 09/29/23 †	2,230,841
	Goldman Sachs Group, Inc.
4,625,000	0.96% (ICE LIBOR USD 3 Month+.75%), 02/23/23	4,674,534
2,200,000	0.99% (ICE LIBOR USD 3 Month+.78%), 10/31/22	2,210,431
3,188,000	1.22% (ICE LIBOR USD 3 Month+1.00%), 07/24/23	3,220,646
3,200,000	1.28% (ICE LIBOR USD 3 Month+1.05%), 06/05/23	3,232,888
1,675,000	1.33% (ICE LIBOR USD 3 Month+1.11%), 04/26/22	1,679,127
6,375,000	1.39% (ICE LIBOR USD 3 Month+1.17%), 05/15/26	6,506,982
7,675,000	1.82% (ICE LIBOR USD 3 Month+1.60%), 11/29/23 †	7,953,084
4,268,000	1.97% (ICE LIBOR USD 3 Month+1.75%), 10/28/27	4,498,118
2,050,000	Hartford Financial Services Group, Inc. 144A 2.35% (ICE LIBOR USD 3 Month+2.12%), 02/12/47	1,890,872
700,000	Hewlett Packard Enterprise Co. 0.96% (ICE LIBOR USD 3 Month+.72%), 10/05/21	700,158
	Honeywell International, Inc.
900,000	0.46% (ICE LIBOR USD 3 Month+.23%), 08/19/22	901,136
1,075,000	0.58% (ICE LIBOR USD 3 Month+.37%), 08/08/22	1,079,988
1,427,000	Intel Corp. 0.56% (ICE LIBOR USD 3 Month+.35%), 05/11/22	1,432,829
1,000,000	International Business Machines Corp. 0.81% (ICE LIBOR USD 3 Month+.58%), 11/06/21 †	1,004,286
	JPMorgan Chase & Co.
2,125,000	0.95% (ICE LIBOR USD 3 Month+.73%), 04/23/24	2,149,135
2,145,000	1.07% (ICE LIBOR USD 3 Month+.85%), 01/10/25	2,175,856
4,250,000	1.11% (ICE LIBOR USD 3 Month+.89%), 07/23/24	4,308,221
5,325,000	1.12% (ICE LIBOR USD 3 Month+.90%), 04/25/23	5,378,008
2,550,000	1.22% (ICE LIBOR USD 3 Month+1.00%), 05/15/47	2,122,875
900,000	1.24% (ICE LIBOR USD 3 Month+1.00%), 01/15/23	908,052
8,525,000	1.45% (ICE LIBOR USD 3 Month+1.23%), 10/24/23 †	8,686,552
2,801,000	LYB International Finance III LLC 1.24% (ICE LIBOR USD 3 Month+1.00%), 10/01/23	2,810,379
500,000	MassMutual Global Funding II 144A 0.39% (ICE LIBOR USD 3 Month+.15%), 01/07/22	500,326
500,000	McDonald’s Corp. 0.65% (ICE LIBOR USD 3 Month+.43%), 10/28/21	501,488
900,000	Met Tower Global Funding 144A 0.59% (United States Secured Overnight Financing Rate+.55%), 01/17/23	906,194
	Metropolitan Life Global Funding I 144A
2,675,000	0.37% (United States Secured Overnight Financing Rate+.32%), 01/07/24	2,678,850
1,775,000	0.61% (United States Secured Overnight Financing Rate+.57%), 01/13/23	1,788,384
	Morgan Stanley
3,525,000	1.15% (ICE LIBOR USD 3 Month+.93%), 07/22/22	3,538,617
7,450,000	1.43% (ICE LIBOR USD 3 Month+1.22%), 05/08/24	7,606,577
8,848,000	1.62% (ICE LIBOR USD 3 Month+1.40%), 10/24/23	9,028,715
1,775,000	MPLX LP 1.33% (ICE LIBOR USD 3 Month+1.10%), 09/09/22	1,775,863
	New York Life Global Funding 144A
725,000	0.50% (ICE LIBOR USD 3 Month+.28%), 01/21/22	726,889
900,000	0.50% (ICE LIBOR USD 3 Month+.28%), 01/10/23	902,770
2,125,000	Otis Worldwide Corp. 0.69% (ICE LIBOR USD 3 Month+.45%), 04/05/23	2,125,891
1,300,000	Pacific Gas and Electric Co 1.60% (ICE LIBOR USD 3 Month+1.38%), 11/15/21	1,303,284
900,000	Pacific Gas and Electric Co. 1.70% (ICE LIBOR USD 3 Month+1.48%), 06/16/22	901,035
	PNC Bank NA
1,775,000	0.53% (ICE LIBOR USD 3 Month+.33%), 02/24/23	1,778,987
1,325,000	0.66% (ICE LIBOR USD 3 Month+.43%), 12/09/22	1,329,760
1,600,000	0.67% (ICE LIBOR USD 3 Month+.45%), 07/22/22	1,602,968
900,000	0.71% (ICE LIBOR USD 3 Month+.50%), 07/27/22	905,941
900,000	QUALCOMM, Inc. 0.94% (ICE LIBOR USD 3 Month+.73%), 01/30/23	911,268
850,000	Southern California Edison Co. 0.50% (ICE LIBOR USD 3 Month+.27%), 12/03/21	850,760
550,000	TD Ameritrade Holding Corp. 0.64% (ICE LIBOR USD 3 Month+.43%), 11/01/21	551,431
1,150,000	Truist Bank 0.81% (ICE LIBOR USD 3 Month+.59%), 05/17/22	1,156,832
500,000	TWDC Enterprises 18 Corp. 0.62% (ICE LIBOR USD 3 Month+.39%), 03/04/22	502,073
950,000	United Parcel Service, Inc. 0.69% (ICE LIBOR USD 3 Month+.45%), 04/01/23	956,733
	US Bank NA
1,300,000	0.40% (ICE LIBOR USD 3 Month+.18%), 01/21/22	1,301,873
1,075,000	0.63% (ICE LIBOR USD 3 Month+.40%), 12/09/22	1,081,148
1,250,000	0.65% (ICE LIBOR USD 3 Month+.44%), 05/23/22	1,255,922
2,427,000	Valero Energy Corp. 1.37% (ICE LIBOR USD 3 Month+1.15%), 09/15/23	2,435,257
	Verizon Communications, Inc.
1,075,000	1.22% (ICE LIBOR USD 3 Month+1.00%), 03/16/22	1,086,799
7,625,000	1.32% (ICE LIBOR USD 3 Month+1.10%), 05/15/25	7,850,910
	Walt Disney Co.
450,000	0.48% (ICE LIBOR USD 3 Month+.25%), 09/01/21	450,566
900,000	0.62% (ICE LIBOR USD 3 Month+.39%), 09/01/22	904,543
	Wells Fargo & Co.
1,900,000	1.14% (ICE LIBOR USD 3 Month+.93%), 02/11/22	1,900,406
2,200,000	1.33% (ICE LIBOR USD 3 Month+1.11%), 01/24/23	2,219,980
8,525,000	1.44% (ICE LIBOR USD 3 Month+1.23%), 10/31/23	8,668,416
	Wells Fargo Bank NA
900,000	0.73% (ICE LIBOR USD 3 Month+.51%), 10/22/21	902,798
1,775,000	0.85% (ICE LIBOR USD 3 Month+.62%), 05/27/22	1,778,441
1,775,000	0.89% (ICE LIBOR USD 3 Month+.66%), 09/09/22	1,782,159
		257,061,783
Total Floating Rate Notes (Cost: $449,354,454)		452,564,928

Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.8% (Cost: $3,398,665)
Money Market Fund: 0.8%
3,398,665	State Street Navigator Securities Lending Government Money Market Portfolio	3,398,665

Total Investments: 100.5% (Cost: $452,753,119)		455,963,593
Liabilities in excess of other assets: (0.5)%		(2,117,143)
NET ASSETS: 100.0%		$453,846,450

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $6,353,143.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $76,400,560, or 16.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	0.6%	$2,810,379
Communications	6.5	29,381,564
Consumer, Cyclical	3.5	15,747,724
Consumer, Non-cyclical	3.7	16,934,827
Energy	2.7	12,054,311
Financial	76.5	346,160,545
Industrial	1.6	7,121,315
Technology	1.4	6,384,444
Utilities	3.5	15,969,819
	100.0%	$452,564,928

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 0.7%
Colombia: 0.1%
COP	3,596,000,000	Empresas Públicas de Medellín ESP Reg S 7.63%, 09/10/24	$1,059,906
	12,300,000,000	Financiera de Desarrollo Territorial SA Findeter Reg S 7.88%, 08/12/24	3,791,272
			4,851,178
Mexico: 0.1%
		Petróleos Mexicanos Reg S
MXN	28,330,000	7.19%, 09/12/24	1,284,524
	50,200,000	7.65%, 11/24/21	2,480,785
			3,765,309
Russia: 0.1%
RUB	134,900,000	RusHydro Via RusHydro Capital Markets DAC Reg S 8.13%, 09/28/22	1,869,238
South Africa: 0.4%
		Eskom Holdings Ltd.
ZAR	82,330,000	0.00% 08/18/27 ^	2,377,414
	11,000,000	7.50%, 09/15/33	544,939
	25,350,000	7.85%, 04/02/26	1,695,967
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,465,391
	85,800,000	10.80%, 11/06/23	6,288,023
	5,000,000	13.50%, 04/18/28	410,596
			12,782,330
Total Corporate Bonds (Cost: $35,884,052)			23,268,055
GOVERNMENT OBLIGATIONS: 97.1%
Brazil: 8.7%
		Brazil Government International Bonds
BRL	6,920,000	8.50%, 01/05/24	1,375,369
	9,540,000	10.25%, 01/10/28	2,063,251
		Brazil Letras do Tesouro Nacional
	144,770,000	0.00% 07/01/22 ^	24,975,465
	263,980,000	0.00% 07/01/23 ^	42,383,374
	545,080,000	0.00% 01/01/24 ^	84,206,514
		Brazil Notas do Tesouro Nacional, Series F
	240,963,000	10.00%, 01/01/23	48,036,065
	195,615,000	10.00%, 01/01/25	40,361,796
	179,590,000	10.00%, 01/01/27	37,679,585
	92,820,000	10.00%, 01/01/29	19,686,952
	34,650,000	10.00%, 01/01/31	7,369,168
			308,137,539
Chile: 3.0%
		Bonos de la Tesoreria de la Republica de Chile
CLP	16,445,000,000	2.50%, 03/01/25	23,627,807
	10,725,000,000	4.50%, 03/01/26	16,783,203
	12,140,000,000	5.00%, 03/01/35	20,026,017
	9,590,000,000	6.00%, 01/01/43	17,738,034
		Bonos de la Tesoreria de la Republica de Chile Reg S 144A
	3,075,000,000	2.30%, 10/01/28	4,186,041
	5,410,000,000	4.00%, 03/01/23	7,927,937
	9,045,000,000	4.70%, 09/01/30	14,592,603
			104,881,642
China / Hong Kong: 10.0%
		China Government Bonds
CNY	176,540,000	1.99%, 04/09/25	26,194,226
	157,340,000	2.36%, 07/02/23	24,068,488
	200,030,000	2.68%, 05/21/30	29,571,070
	195,310,000	2.85%, 06/04/27	29,666,008
	88,870,000	2.88%, 11/05/23	13,751,178
	130,230,000	2.94%, 10/17/24	20,071,969
	143,860,000	3.02%, 10/22/25	22,286,107
	132,920,000	3.12%, 12/05/26	20,718,380
	130,050,000	3.13%, 11/21/29	19,918,175
	166,850,000	3.19%, 04/11/24	26,087,539
	120,940,000	3.22%, 12/06/25	18,935,341
	150,260,000	3.25%, 06/06/26	23,554,545
	107,480,000	3.25%, 11/22/28	16,723,721
	91,800,000	3.27%, 11/19/30	14,311,940
	46,240,000	3.28%, 12/03/27	7,201,395
	101,370,000	3.29%, 10/18/23	15,906,361
	148,920,000	3.29%, 05/23/29	23,249,211
			352,215,654
Colombia: 4.4%
		Colombia Government International Bonds
COP	2,825,000,000	4.38%, 03/21/23	812,227
	4,334,000,000	9.85%, 06/28/27	1,578,503
		Colombian TES
	33,075,000,000	5.75%, 11/03/27	9,866,086
	70,073,100,000	6.00%, 04/28/28	21,003,185
	44,696,000,000	6.25%, 11/26/25	13,910,482
	62,076,900,000	7.00%, 05/04/22	18,497,260
	53,771,700,000	7.00%, 06/30/32	16,451,894
	59,083,000,000	7.25%, 10/18/34	18,262,359
	15,524,000,000	7.25%, 10/26/50	4,632,623
	64,441,700,000	7.50%, 08/26/26	21,004,892
	46,087,100,000	7.75%, 09/18/30	15,067,230
	44,198,800,000	10.00%, 07/24/24	15,171,647
			156,258,388
Czech Republic: 3.6%
		Czech Republic Government Bonds
CZK	285,910,000	0.25%, 02/10/27	12,771,281
	161,020,000	1.20%, 03/13/31	7,431,950
	262,790,000	2.00%, 10/13/33	13,109,709
	227,680,000	2.75%, 07/23/29	12,006,575
		Czech Republic Government Bonds Reg S
	261,370,000	0.45%, 10/25/23	12,232,321
	246,980,000	0.95%, 05/15/30	11,212,036
	304,160,000	1.00%, 06/26/26	14,228,036
	246,240,000	2.40%, 09/17/25	12,342,792
	271,270,000	2.50%, 08/25/28	13,961,779
	183,470,000	4.70%, 09/12/22	9,200,731
	185,880,000	5.70%, 05/25/24	10,195,311
			128,692,521
Dominican Republic: 1.2%
DOP	1,306,050,000	Dominican Republic International Bonds 144A 9.75%, 06/05/26	24,116,584
		Dominican Republic International Bonds Reg S
	888,950,000	8.90%, 02/15/23	15,755,037
	207,400,000	9.75%, 06/05/26	3,829,700
			43,701,321
Germany: 0.0%
ZAR	8,300,000	Kreditanstalt fuer Wiederaufbau 7.75%, 06/06/23	588,024
Hungary: 3.8%
		Hungary Government Bonds
HUF	3,233,820,000	1.00%, 11/26/25	10,862,916
	1,727,870,000	1.50%, 08/23/23	5,982,785
	2,704,470,000	1.50%, 04/22/26	9,230,324
	2,225,330,000	1.75%, 10/26/22	7,738,958
	802,400,000	2.00%, 05/23/29	2,775,525
	2,807,140,000	2.50%, 10/24/24	10,062,329
	2,476,090,000	2.75%, 12/22/26	9,025,110
	2,210,940,000	3.00%, 06/26/24	8,029,741
	3,012,340,000	3.00%, 10/27/27	11,182,704
	2,637,180,000	3.00%, 08/21/30	9,768,618
	1,110,390,000	3.00%, 10/27/38	4,013,816
	3,205,050,000	3.25%, 10/22/31	12,111,601
	2,869,460,000	5.50%, 06/24/25	11,556,806
	2,608,930,000	6.00%, 11/24/23	10,171,155
	1,560,390,000	6.75%, 10/22/28	7,229,306
	1,339,690,000	7.00%, 06/24/22	4,971,505
			134,713,199
Indonesia: 9.1%
		Indonesia Treasury Bonds
IDR	60,010,000,000	5.50%, 04/15/26	4,341,850
	104,950,000,000	5.63%, 05/15/23	7,644,744
	202,001,000,000	6.13%, 05/15/28	14,431,625
	295,090,000,000	6.50%, 06/15/25	21,987,465
	67,090,000,000	6.50%, 02/15/31	4,880,403
	152,133,000,000	6.63%, 05/15/33	10,942,624
	215,978,000,000	7.00%, 05/15/27	16,343,823
	273,310,000,000	7.00%, 09/15/30	20,487,341
	101,050,000,000	7.50%, 08/15/32	7,650,846
	150,170,000,000	7.50%, 06/15/35	11,429,617
	129,670,000,000	7.50%, 05/15/38	9,691,053
	125,020,000,000	7.50%, 04/15/40	9,536,896
	176,820,000,000	8.13%, 05/15/24	13,740,540
	194,930,000,000	8.25%, 05/15/29	15,677,207
	99,224,000,000	8.25%, 06/15/32	7,925,331
	209,555,000,000	8.25%, 05/15/36	16,749,912
	218,303,000,000	8.38%, 03/15/24	17,008,496
	257,567,000,000	8.38%, 09/15/26	20,804,915
	251,584,000,000	8.38%, 03/15/34	20,372,566
	110,640,000,000	8.38%, 04/15/39	9,023,587
	123,507,000,000	8.75%, 05/15/31	10,264,374
	169,042,000,000	9.00%, 03/15/29	14,089,765
	59,331,000,000	9.50%, 07/15/31	5,133,294
	44,052,000,000	10.50%, 08/15/30	4,042,988
	47,662,000,000	11.00%, 09/15/25	4,149,821
		Perusahaan Penerbit SBSN
	29,550,000,000	6.50%, 05/15/23	2,191,502
	29,440,000,000	6.63%, 10/15/24	2,187,406
	69,339,000,000	8.25%, 09/15/23	5,355,951
	45,570,000,000	8.75%, 08/15/23	3,554,211
	131,230,000,000	8.88%, 11/15/31	10,915,822
			322,555,975
Malaysia: 5.4%
		Malaysia Government Bonds
MYR	10,620,000	2.63%, 04/15/31	2,608,887
	15,730,000	3.48%, 06/14/24	4,080,830
	46,465,000	3.48%, 03/15/23	11,879,301
	32,658,000	3.50%, 05/31/27	8,612,640
	24,781,000	3.73%, 06/15/28	6,648,426
	13,388,000	3.76%, 04/20/23	3,446,350
	17,321,000	3.80%, 08/17/23	4,486,112
	39,907,000	3.83%, 07/05/34	10,400,290
	42,304,000	3.89%, 08/15/29	11,429,469
	32,885,000	3.90%, 11/16/27	8,872,289
	20,149,000	3.90%, 11/30/26	5,413,420
	22,764,000	3.91%, 07/15/26	6,112,718
	8,573,000	3.95%, 04/14/22	2,174,839
	41,966,000	3.96%, 09/15/25	11,233,062
	23,917,000	4.06%, 09/30/24	6,349,710
	24,107,000	4.09%, 11/30/23	6,316,295
	31,798,000	4.13%, 08/15/25	8,531,265
	21,725,000	4.18%, 07/15/24	5,768,266
	25,066,000	4.26%, 07/26/27	6,844,879
	25,143,000	4.37%, 10/31/28	6,958,365
	27,114,000	4.76%, 04/07/37	7,710,031
		Malaysia Government Investment Issue
	29,960,000	3.15%, 05/15/23	7,622,228
	24,242,000	3.42%, 09/30/27	6,321,317
	31,685,000	3.47%, 10/15/30	8,307,638
	22,565,000	3.66%, 10/15/24	5,907,478
	25,374,000	3.73%, 03/31/26	6,741,196
	7,780,000	3.73%, 03/31/22	1,968,162
	28,256,000	4.13%, 07/09/29	7,722,140
			190,467,603
Mexico: 8.3%
		Mexican Bonos
MXN	544,465,500	5.75%, 03/05/26	28,296,537
	549,999,000	6.50%, 06/09/22	28,018,859
	386,723,600	6.75%, 03/09/23	20,112,840
	257,959,400	7.50%, 06/03/27	14,596,547
	324,263,900	7.75%, 05/29/31	18,770,540
	175,374,100	7.75%, 11/23/34	10,122,503
	373,193,200	7.75%, 11/13/42	20,982,118
	439,192,900	8.00%, 12/07/23	23,882,790
	317,883,300	8.00%, 09/05/24	17,622,965
	343,691,300	8.00%, 11/07/47	19,807,094
	451,608,700	8.50%, 05/31/29	27,281,198
	373,486,200	8.50%, 11/18/38	22,577,046
	509,351,500	10.00%, 12/05/24	30,182,543
	141,165,100	10.00%, 11/20/36	9,652,151
			291,905,731
Peru: 2.9%
		Peru Government Bonds
PEN	23,770,000	5.35%, 08/12/40	6,678,511
	28,470,000	5.40%, 08/12/34	8,575,792
	19,200,000	5.70%, 08/12/24	6,143,762
	40,650,000	5.94%, 02/12/29	13,679,323
	39,040,000	6.15%, 08/12/32	12,900,515
	41,550,000	6.35%, 08/12/28	14,330,613
	41,680,000	6.90%, 08/12/37	13,938,048
	41,167,000	6.95%, 08/12/31	14,543,845
	35,935,000	8.20%, 08/12/26	13,311,030
			104,101,439
Philippines: 1.2%
		Philippine Government International Bonds
PHP	653,200,000	3.90%, 11/26/22	13,952,989
	1,073,500,000	6.25%, 01/14/36	28,862,502
			42,815,491
Poland: 5.3%
		Republic of Poland Government Bonds
PLN	43,400,000	0.75%, 04/25/25	11,859,972
	22,083,000	1.25%, 10/25/30	5,973,547
	70,477,000	2.25%, 04/25/22	19,495,602
	54,640,000	2.25%, 10/25/24	15,817,752
	57,717,000	2.50%, 01/25/23	16,278,953
	18,331,000	2.50%, 04/25/24	5,308,337
	48,563,000	2.50%, 07/25/26	14,463,281
	65,093,000	2.50%, 07/25/27	19,515,626
	61,481,000	2.75%, 04/25/28	18,775,690
	65,971,000	2.75%, 10/25/29	20,218,172
	58,775,000	3.25%, 07/25/25	17,791,720
	53,695,000	4.00%, 10/25/23	15,996,544
	15,332,000	5.75%, 09/23/22	4,513,466
			186,008,662
Romania: 3.3%
		Romania Government Bonds
RON	32,610,000	3.25%, 04/29/24	8,435,406
	25,615,000	3.40%, 03/08/22	6,494,222
	29,125,000	3.50%, 12/19/22	7,471,562
	32,130,000	3.65%, 07/28/25	8,538,466
	27,355,000	3.65%, 09/24/31	7,318,906
	14,670,000	3.70%, 11/25/24	3,881,348
	20,350,000	4.00%, 10/25/23	5,348,036
	15,145,000	4.15%, 01/26/28	4,183,277
	33,395,000	4.25%, 06/28/23	8,761,828
	23,915,000	4.40%, 09/25/23	6,335,242
	27,615,000	4.50%, 06/17/24	7,435,655
	27,230,000	4.75%, 02/24/25	7,491,355
	27,885,000	4.85%, 04/22/26	7,852,096
	29,655,000	5.00%, 02/12/29	8,726,748
	32,020,000	5.80%, 07/26/27	9,627,200
	28,710,000	5.85%, 04/26/23	7,758,119
			115,659,466
Russia: 4.6%
		Russian Federal Bonds
RUB	563,400,000	4.50%, 07/16/25	7,181,787
	787,875,000	6.00%, 10/06/27	10,485,719
	534,189,000	6.50%, 02/28/24	7,353,620
	842,477,000	6.90%, 05/23/29	11,741,092
	298,409,000	7.00%, 08/16/23	4,146,445
	887,506,000	7.05%, 01/19/28	12,496,906
	557,786,000	7.10%, 10/16/24	7,841,887
	402,096,000	7.15%, 11/12/25	5,686,795
	736,172,000	7.25%, 05/10/34	10,357,056
	283,773,000	7.40%, 12/07/22	3,949,249
	638,325,000	7.40%, 07/17/24	9,028,822
	73,433,000	7.60%, 07/20/22	1,016,953
	843,615,000	7.65%, 04/10/30	12,325,282
	737,219,000	7.70%, 03/23/33	10,752,850
	614,684,000	7.70%, 03/16/39	9,014,473
	780,616,000	7.75%, 09/16/26	11,351,269
	691,108,000	7.95%, 10/07/26	10,136,020
	739,979,000	8.15%, 02/03/27	10,984,679
	528,941,000	8.50%, 09/17/31	8,213,552
			164,064,456
South Africa: 6.6%
		Republic of South Africa Government Bonds
ZAR	200,266,000	6.25%, 03/31/36	9,190,368
	173,632,079	6.50%, 02/28/41	7,567,025
	251,870,000	7.00%, 02/28/31	14,324,923
	158,065,322	7.75%, 02/28/23	11,146,742
	549,225,140	8.00%, 01/31/30	34,871,127
	330,318,588	8.25%, 03/31/32	19,893,271
	370,745,000	8.50%, 01/31/37	20,580,538
	342,490,164	8.75%, 01/31/44	18,712,684
	601,412,923	8.75%, 02/28/48	32,902,411
	338,795,941	8.88%, 02/28/35	19,947,231
	249,967,000	9.00%, 01/31/40	14,200,558
	385,717,089	10.50%, 12/21/26	30,324,372
			233,661,250
Supranational: 4.3%
		European Bank for Reconstruction and Development
PLN	1,100,000	0.25%, 11/20/23	296,188
IDR	67,170,000,000	6.25%, 07/25/22	4,889,334
	5,600,000,000	6.45%, 12/13/22	412,716
	37,220,000,000	7.50%, 05/15/22	2,732,858
RUB	62,000,000	European Bank for Reconstruction and Development Reg S 6.00%, 07/24/23	855,009
		European Investment Bank
PLN	34,160,000	4.25%, 10/25/22	9,878,907
ZAR	5,200,000	7.25%, 02/28/23	363,663
MXN	44,420,000	7.63%, 01/12/22	2,270,475
	17,210,000	7.75%, 01/30/25	943,680
ZAR	214,265,000	8.13%, 12/21/26	15,692,838
IDR	51,750,000,000	European Investment Bank 144A 5.75%, 01/24/25	3,789,885
		European Investment Bank Reg S
PLN	36,458,000	2.75%, 08/25/26	10,964,895
	47,602,000	3.00%, 05/24/24	13,972,093
IDR	63,500,000,000	5.20%, 03/01/22	4,554,756
ZAR	17,500,000	8.00%, 05/05/27	1,275,370
	7,600,000	8.50%, 09/17/24	555,773
		Inter-American Development Bank
MXN	129,870,000	7.50%, 12/05/24	6,975,676
IDR	61,840,000,000	7.88%, 03/14/23	4,699,267
MXM	52,500,000	Inter-American Development Bank Reg S 7.70%, 02/12/24	2,787,314
		International Bank for Reconstruction & Development
RUB	160,000,000	5.00%, 01/28/25	2,163,215
	535,000,000	6.00%, 07/31/24	7,409,810
	198,500,000	6.14%, 06/27/22	2,691,978
	484,700,000	6.75%, 11/14/22	6,708,010
IDR	32,100,000,000	7.25%, 03/15/24	2,450,125
		International Finance Corp.
RUB	540,000,000	5.50%, 03/20/23	7,355,961
	37,300,000	6.38%, 04/11/22	507,612
	580,000,000	6.50%, 02/04/26	8,310,956
BRL	1,800,000	7.00%, 02/14/24	344,521
MXN	175,100,000	7.00%, 07/20/27	9,404,585
	2,500,000	7.25%, 02/02/24	132,593
	104,600,000	7.50%, 01/18/28	5,770,366
	122,880,000	7.75%, 01/18/30	6,943,038
IDR	17,500,000,000	8.00%, 10/09/23	1,351,541
ZAR	3,000,000	8.00%, 07/27/27	213,995
MXN	50,500,000	International Finance Corp. Reg S 8.38%, 05/31/29	2,921,601
			152,590,604
Thailand: 7.3%
		Thailand Government Bonds
THB	125,230,000	0.75%, 06/17/24	4,212,180
	171,458,000	0.95%, 06/17/25	5,800,729
	514,798,000	1.45%, 12/17/24	17,760,899
	80,020,000	1.59%, 12/17/35	2,698,268
	369,004,000	1.60%, 12/17/29	12,766,687
	186,751,000	1.60%, 06/17/35	6,321,099
	303,515,000	1.88%, 06/17/22	10,346,049
	378,405,000	2.00%, 12/17/22	13,012,944
	475,066,000	2.13%, 12/17/26	17,131,337
	415,067,000	2.40%, 12/17/23	14,620,429
	379,875,000	2.88%, 12/17/28	14,412,727
	361,302,000	2.88%, 06/17/46	14,401,093
	522,068,000	3.30%, 06/17/38	21,484,270
	402,746,000	3.40%, 06/17/36	16,824,082
	398,603,000	3.63%, 06/16/23	14,309,343
	402,989,000	3.65%, 06/20/31	16,508,520
	494,200,000	3.78%, 06/25/32	20,630,272
	421,728,000	3.85%, 12/12/25	16,214,046
	824,000	4.75%, 12/20/24	31,908
	445,184,000	4.88%, 06/22/29	19,280,837
			258,767,719
Turkey: 2.9%
		Turkey Government International Bonds
TRY	67,803,000	7.10%, 03/08/23	8,193,772
	66,310,000	8.00%, 03/12/25	7,672,644
	43,906,000	8.50%, 09/14/22	5,558,559
	72,848,000	9.00%, 07/24/24	8,843,369
	34,866,000	10.40%, 03/20/24	4,433,192
	70,008,000	10.50%, 08/11/27	8,719,226
	92,649,000	10.60%, 02/11/26	11,653,324
	58,089,000	10.70%, 08/17/22	7,576,999
	69,531,000	11.00%, 03/02/22	9,164,736
	68,408,000	11.00%, 02/24/27	8,655,859
	78,558,000	12.20%, 01/18/23	10,494,492
	43,062,000	12.40%, 03/08/28	5,817,515
	42,868,000	16.20%, 06/14/23	6,178,960
			102,962,647
Uruguay: 1.2%
		Uruguay Government International Bonds 144A
UYU	221,091,000	8.50%, 03/15/28	5,537,724
	129,198,000	9.88%, 06/20/22	3,184,157
		Uruguay Government International Bonds Reg S
	604,554,000	8.50%, 03/15/28	15,142,421
	792,005,000	9.88%, 06/20/22	19,519,405
			43,383,707
Total Government Obligations (Cost: $3,404,590,863)			3,438,133,038
Total Investments: 97.8% (Cost: $3,440,474,915)			3,461,401,093
Other assets less liabilities: 2.2%			79,653,165
NET ASSETS: 100.0%			$3,541,054,258

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

^	Zero Coupon Bond
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $63,334,931, or 1.8% of net assets.

Summary of Investments by Sector	% of Investments	Value
Energy	0.1%	$3,765,309
Financial	0.1	3,791,272
Government	99.3	3,438,133,038
Industrial	0.3	8,164,010
Utilities	0.2	7,547,464
	100.0%	$3,461,401,093

VANECK VECTORS LONG MUNI ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.5%
Alabama: 1.5%
$260,000	Infirmary Health System, Special Care Facilities Financing Authority of Mobile, Series A (RB) 4.00%, 02/01/26 (c)	$273,757
1,485,000	Lower Alabama Gas District, Series A (RB) 5.00%, 09/01/46	2,269,822
210,000	Tuscaloosa City Board of Education (RB) 4.00%, 08/01/26 (c)	235,626
220,000	UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/26 (c)	261,699
280,000	UAB Medicine Finance Authority, Series B2 (RB) 4.00%, 03/01/27 (c)	313,488
260,000	Water Works Board of the City of Birmingham, Series B (RB) 5.00%, 01/01/27 (c)	315,302
		3,669,694
Alaska: 0.2%
500,000	Alaska Housing Finance Corp., Series A (RB) 3.70%, 06/01/27 (c)	549,510
Arizona: 1.4%
1,000,000	City of Phoenix Civic Improvement Corp., Junior Lien Airport, Series A (RB) 5.00%, 07/01/29 (c)	1,246,510
215,000	City of Phoenix Civic Improvement Corp., Junior Lien Airport, Series D (RB) 4.00%, 07/01/27 (c)	243,911
325,000	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax, Series A (RB) 4.00%, 07/01/30 (c)	394,105
625,000	Glendale Industrial Development Authority, Sun Health Services (RB) 5.00%, 11/15/26 (c)	738,112
	Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
350,000	4.00%, 01/01/27 (c)	400,571
270,000	5.00%, 01/01/27 (c)	328,882
		3,352,091
Arkansas: 0.0%
100,000	City of Rogers, Sales and Use Tax, Series B (RB) 3.25%, 11/01/26 (c)	105,543
California: 15.6%
300,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series E (RB) 5.00%, 05/01/28 (c)	370,110
500,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series F (RB) 5.00%, 05/01/29 (c)	630,340
230,000	Anaheim Elementary School District (GO) 3.00%, 08/01/26 (c)	242,719
315,000	Beverly Hills Unified School District (GO) 0.00%, 08/01/26 (c) ^	171,010
1,350,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp., Series A (RB) 4.00%, 06/01/30 (c)	1,601,478
320,000	California Health Facilities Financing Authority, Adventist Health System West, Series A (RB) 4.00%, 03/01/26 (c)	356,941
750,000	California Health Facilities Financing Authority, City of Hope (RB) 5.00%, 11/15/26 (c)	909,172
230,000	California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford, Series A (RB) 4.00%, 11/15/27 (c)	260,004
	California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB)
1,070,000	3.00%, 10/01/26 (c)	1,129,492
680,000	3.00%, 10/01/26 (c)	724,288
	California Health Facilities Financing Authority, Sutter Health, Series B (RB)
300,000	4.00%, 11/15/26 (c)	344,394
155,000	4.00%, 11/15/26 (c)	176,937
160,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 4.00%, 07/01/27 (c)	172,699
200,000	California Municipal Finance Authority, Orange County Civic Center Infrastructure Improvement Program - Phase I, Series A (RB) 4.00%, 06/01/27 (c)	225,886
455,000	California State Educational Facilities Authority, Stanford University, Series V-1 (RB) (SAW) 5.00%, 05/01/49	742,692
	California State University, Series A (RB)
250,000	4.00%, 05/01/26 (c)	286,720
410,000	5.00%, 05/01/26 (c)	496,334
800,000	5.00%, 05/01/27 (c)	994,288
330,000	California Statewide Communities Development Authority, Adventist Health System/West, Series A (RB) 5.00%, 03/01/28 (c)	399,858
	California Statewide Communities Development Authority, John Muir Health, Series A (RB)
150,000	4.00%, 08/15/26 (c)	165,062
385,000	4.00%, 08/15/26 (c)	427,392
20,000	4.00%, 08/15/26 (c)	22,387
200,000	California Statewide Communities Development Authority, Marin General Hospital, Series A (RB) 4.00%, 08/01/23 (c)	210,024
455,000	Centinela Valley Union High School District, Series B (GO) (AGM) 4.00%, 08/01/26 (c)	510,801
195,000	Cupertino Union School District, Series C (GO) 4.00%, 08/01/26 (c)	223,452
300,000	Department of Veterans Affairs of the State of California, Home Purchase Program, Series B (RB) 3.38%, 06/01/26 (c)	319,446
390,000	Eastern Municipal Water District, Water and Wastewater, Series A (RB) 5.00%, 07/01/26 (c)	468,047
170,000	Elk Grove Unified School District (CP) 3.13%, 02/01/26 (c)	180,239
300,000	Fairfield-Suisun Unified School District (GO) 2.75%, 08/01/26 (c)	311,748
130,000	Glendale Community College District, Series A (GO) 4.00%, 08/01/27 (c)	149,746
325,000	Glendale Community College District, Series B (GO) 3.00%, 08/01/29 (c)	348,790
105,000	Grossmont Union High School District, Series B (GO) 3.00%, 08/01/26 (c)	110,978
185,000	Hayward Area Recreation and Park District, Series A (GO) 4.00%, 08/01/27 (c)	210,645
105,000	Imperial Irrigation District, Electric System, Series B-2 (RB) 5.00%, 11/01/26 (c)	128,182
140,000	Irvine Unified School District Community Facilities District No. 09-1, Series A (ST) 4.00%, 09/01/29 (c)	163,601
	Livermore Valley Joint Unified School District (GO)
215,000	3.00%, 08/01/26 (c)	226,890
250,000	4.00%, 08/01/26 (c)	285,875
440,000	Los Angeles County Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 07/01/28 (c)	560,850
	Los Angeles Department of Water and Power, Series A (RB)
340,000	5.00%, 01/01/26 (c)	406,283
300,000	5.00%, 01/01/26 (c)	355,314
105,000	5.00%, 01/01/26 (c)	125,525
500,000	5.00%, 01/01/27 (c)	611,425
250,000	5.00%, 01/01/28 (c)	314,122
775,000	5.00%, 01/01/29 (c)	989,822
800,000	5.00%, 07/01/30 (c)	1,070,368
500,000	Los Angeles Department of Water and Power, Series B (RB) 5.00%, 07/01/30 (c)	654,915
275,000	Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/27 (c)	342,061
	Los Angeles Unified School District, Series A (GO)
200,000	4.00%, 07/01/25 (c)	223,796
335,000	5.00%, 07/01/25 (c)	393,243
500,000	Metropolitan Water District of Southern California, Series A (RB) 5.00%, 01/01/29 (c)	653,490
530,000	Miracosta Community College District, Series A (GO) 4.00%, 08/01/27 (c)	622,103
100,000	Montebello Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	110,942
750,000	Novato Unified School District, Series C (GO) 2.38%, 08/01/30 (c)	765,442
380,000	Oxnard School District, Series A (GO) 4.00%, 08/01/27 (c)	436,704
110,000	Peralta Community College District, Series D (GO) 4.00%, 08/01/25 (c)	122,605
250,000	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 4.00%, 10/01/25 (c)	286,320
325,000	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB) 5.00%, 11/01/30 (c)	430,176
500,000	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series D (RB) 3.00%, 11/01/30 (c)	545,885
265,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/26 (c)	317,852
570,000	Riverside County, Perris Union High School District, Series A (GO) (AGM) 4.00%, 09/01/29 (c)	672,885
750,000	Sacramento Municipal Utility District, Series H (RB) 4.00%, 08/15/30 (c)	925,230
750,000	San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/29 (c)	945,427
250,000	San Diego Unified School District, Series G (GO) 4.00%, 07/01/25 (c)	281,815
	San Diego Unified School District, Series I (GO)
380,000	0.00%, 07/01/25 (c) ^	198,143
240,000	3.13%, 07/01/27 (c)	261,041
595,000	4.00%, 07/01/27 (c)	697,703
610,000	San Francisco Bay Area Rapid Transit District, Series C-1 (GO) 4.00%, 08/01/29 (c)	736,953
150,000	San Francisco Municipal Transportation Agency (RB) 4.00%, 03/01/27 (c)	166,842
1,000,000	Santa Ana Unified School District, Series A (GO) 4.00%, 08/01/28 (c)	1,163,610
250,000	Santa Monica Community College District, Series A (GO) 5.00%, 08/01/28 (c)	314,552
1,000,000	Saugus Union School District School Facilities Improvement District No. 2014-1, Series C (GO) 2.38%, 08/01/30 (c)	1,002,020
110,000	State of California (GO) 4.00%, 10/01/29 (c)	134,274
	State of California, Various Purpose (GO)
500,000	3.00%, 10/01/29 (c)	546,225
105,000	4.00%, 09/01/26 (c)	120,908
770,000	5.00%, 09/01/26 (c)	937,537
515,000	5.00%, 11/01/27 (c)	644,559
935,000	5.00%, 10/01/28 (c)	1,187,955
750,000	Turlock Irrigation District (RB) 5.00%, 01/01/30 (c)	989,625
240,000	Victor Valley Community College District (GO) 4.00%, 08/01/26 (c)	272,890
235,000	West Hollywood Public Financing Authority (RB) 4.00%, 04/01/26 (c)	260,881
250,000	West Valley-Mission Community College District, Series A (GO) 4.00%, 08/01/29 (c)	300,102
		37,799,087
Colorado: 2.1%
550,000	Board of Governors of Colorado State University System (RB) 4.00%, 03/01/28 (c)	627,990
230,000	City and County of Denver, Board of Water Commissioners, Series B (RB) 4.00%, 09/15/27 (c)	266,646
285,000	City and County of Denver, Series A (CP) 4.00%, 06/01/26 (c)	318,168
750,000	City of Loveland, Electric and Communications Enterprise, Series A (RB) 5.00%, 12/01/28 (c)	937,260
155,000	Colorado Educational and Cultural Facilities Authority, University of Denver Project, Series A (RB) 5.00%, 03/01/27 (c)	186,809
320,000	Colorado Health Facilities Authority, Adventist Health System Series A (RB) 4.00%, 05/15/28 (c)	364,480
280,000	Colorado Health Facilities Authority, Children Hospital, Series A (RB) 5.00%, 06/01/26 (c)	329,496
500,000	Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB) 3.25%, 08/01/29 (c)	517,775
500,000	Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/29 (c)	629,790
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	281,918
250,000	5.00%, 12/31/24 (c)	282,405
160,000	Denver Health and Hospital Authority, Series A (RB) 4.00%, 12/01/29 (c)	181,242
230,000	University of Colorado, Series A-2 (RB) 4.00%, 06/01/28 (c)	269,645
		5,193,624
Connecticut: 0.6%
100,000	Connecticut Housing Finance Authority, Series A-1 (RB) 3.50%, 05/15/25 (c)	106,733
10,000	Connecticut Housing Finance Authority, Series C-1 (RB) 3.50%, 11/15/24 (c)	10,544
300,000	Connecticut State Health and Educational Facilities Authority, Sacred Heart University Issue, Series K (RB) 4.00%, 07/01/30 (c)	343,974
250,000	Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 5.00%, 06/01/26 (c)	298,162
	University of Connecticut, Series A (RB)
250,000	4.00%, 11/01/28 (c)	292,710
250,000	5.00%, 02/15/30 (c)	322,802
		1,374,925
Delaware: 0.1%
150,000	County of New Castle (GO) 4.00%, 04/01/27 (c)	171,576
115,000	Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 4.00%, 07/01/27 (c)	130,316
		301,892
District of Columbia: 1.4%
	District of Columbia, Series A (RB)
575,000	2.63%, 03/01/30 (c)	596,252
275,000	3.00%, 03/01/30 (c)	305,013
100,000	4.00%, 04/15/29 (c)	120,685
1,000,000	4.00%, 04/15/29 (c)	1,190,570
750,000	District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien, Series B (RB) 5.00%, 04/01/28 (c)	945,067
100,000	District of Columbia, Water and Sewer Authority, Public Utility, Subordinated Lien, Series A (RB) 5.00%, 04/01/26 (c)	120,616
		3,278,203
Florida: 4.5%
345,000	Central Florida Expressway Authority (RB) 4.00%, 07/01/27 (c)	394,970
500,000	City of Jacksonville, Health Care Facililities, Brooks Rehabilitation (RB) 5.00%, 11/01/29 (c)	616,160
250,000	City of Jacksonville, Series A (RB) 5.25%, 10/01/27 (c)	314,512
	City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA)
180,000	3.00%, 07/01/26 (c)	192,789
200,000	3.25%, 07/01/26 (c)	214,442
255,000	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB) 4.00%, 12/01/25 (c)	270,501
345,000	City of Tampa, Baycare Health System, Series A (RB) 4.00%, 05/15/26 (c)	384,030
900,000	Collier County Water and Sewer District (RB) 3.00%, 07/01/29 (c)	990,603
275,000	County of Broward, Half-Cent Sales Tax (RB) 4.00%, 10/01/30 (c)	341,327
1,000,000	County of Broward, Port Facilities, Series A (RB) 5.00%, 09/01/29 (c)	1,235,540
210,000	County of Miami-Dade, Water and Sewer System, Series A (RB) 4.00%, 10/01/27 (c)	242,915
	County of Miami-Dade, Water and Sewer System, Series B (RB)
310,000	3.00%, 10/01/29 (c)	338,920
140,000	3.13%, 10/01/27 (c)	154,388
360,000	4.00%, 10/01/27 (c)	427,684
85,000	Florida Housing Finance Corp., Series 1 (RB) 3.20%, 07/01/28 (c)	91,401
225,000	Florida Housing Finance Corp., Series 2 (RB) 4.05%, 01/01/28 (c)	249,878
125,000	Greater Orlando Aviation Authority, Airport Facilities, Series B (RB) 5.00%, 10/01/26 (c)	149,818
260,000	Halifax Hospital Medical Center (RB) 3.75%, 06/01/26 (c)	280,298
135,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (AGM) (TA) 5.00%, 02/01/24 (c)	151,755
160,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (AGM) (TA) 5.00%, 02/01/24 (c)	179,605
265,000	Orange County Health Facilities Authority, Orlando Hospital, Series B (RB) 4.00%, 10/01/26 (c)	293,567
330,000	Palm Beach County Health Facilities Authority, Lifespace Communities, Inc., Series B (RB) 4.00%, 11/15/26 (c)	350,589
300,000	School District of Broward County (GO) 5.00%, 07/01/28 (c)	377,154
145,000	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) (AGM) 3.00%, 06/01/29 (c)	164,926
500,000	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO) 3.00%, 06/01/29 (c)	567,325
	State of Florida, Department of Transportation, Turnpike, Series B (RB)
1,500,000	2.00%, 07/01/30 (c)	1,452,855
500,000	2.00%, 07/01/30 (c)	499,280
		10,927,232
Georgia: 2.3%
260,000	Burke County Development Authority, Series D (RB) 4.13%, 02/01/28 (c)	295,903
	County of Fulton, Water and Sewerage, Series A (RB)
500,000	2.25%, 01/01/30 (c)	511,940
1,400,000	2.38%, 01/01/30 (c)	1,441,790
150,000	County of Paulding, Water and Sewerage Revenue (RB) 3.00%, 12/01/26 (c)	158,934
90,000	Dahlonega Downtown Development Authority (RB) 3.13%, 07/01/23 (c)	92,647
185,000	Dalton-Whitfield County Joint Development Authority (RB) 4.00%, 02/15/28 (c)	208,913
270,000	Development Authority of Rockdale County, Piedmont Healthcare, Inc. Project, Series A (RB) (SAW) 4.00%, 07/01/29 (c)	316,696
115,000	Forsyth County School District (GO) 5.00%, 02/01/28 (c)	145,611
165,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series A (RB) (AGM) (SAW) 3.35%, 06/01/28 (c)	181,262
230,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series A-1 (RB) 3.35%, 12/01/25 (c)	243,860
150,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series B (RB) 3.55%, 12/01/26 (c)	161,673
215,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB) 3.35%, 12/01/25 (c)	227,956
335,000	Gwinnett County School District (GO) (SAW) 5.00%, 02/01/29 (c)	436,626
1,000,000	Metropolitan Atlanta Rapid Transit Authority, Series A (RB) 3.00%, 07/01/30 (c)	1,092,950
150,000	Private Colleges and Universities Authority, Emory University, Series B (RB) 3.00%, 10/01/24 (c)	155,703
		5,672,464
Hawaii: 0.7%
	City and County of Honolulu, Series C (GO)
750,000	4.00%, 08/01/29 (c)	892,807
200,000	5.00%, 08/01/29 (c)	259,152
500,000	City and County of Honolulu, Wastewater System, Series A (RB) (FHA) 4.00%, 07/01/29 (c)	595,155
		1,747,114
Illinois: 3.3%
100,000	Chicago Board of Education (ST) 6.00%, 04/01/27 (c)	122,435
250,000	Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/26 (c)	288,420
890,000	Chicago O’Hare International Airport, Series B (RB) (AGM) 4.00%, 01/01/29 (c)	1,028,511
150,000	Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/27 (c)	181,010
	Chicago O’Hare International Airport, Series D (RB)
150,000	5.00%, 01/01/27 (c)	178,437
265,000	5.00%, 01/01/27 (c)	316,442
250,000	Chicago O’Hare International Airport, Series F (RB) 5.00%, 01/01/27 (c)	297,395
220,000	Chicago Transit Authority, Second Lien (RB) (AGM) 5.00%, 12/01/26 (c)	257,030
	City of Chicago, Series A (GO)
1,000,000	5.00%, 01/01/29 (c)	1,185,380
350,000	6.00%, 01/01/27 (c)	426,405
160,000	Cook County, Sales Tax (RB) 4.00%, 11/15/27 (c)	184,688
500,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 3.00%, 11/15/30 (c)	521,915
170,000	Illinois Finance Authority, Presence Network, Series C (RB) 4.00%, 02/15/27 (c)	194,164
500,000	Illinois State Toll Highway Authority, Series A (RB) 5.00%, 01/01/31 (c)	646,315
165,000	Northern Illinois Municipal Power Agency, Series A (RB) 4.00%, 12/01/26 (c)	182,657
750,000	State of Illinois (GO) 5.75%, 05/01/30 (c)	946,080
	State of Illinois, Series A (GO)
630,000	5.00%, 05/01/28 (c)	735,708
250,000	5.00%, 05/01/28 (c)	292,717
		7,985,709
Indiana: 0.1%
190,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 07/01/26 (c)	225,241
Iowa: 0.3%
	Iowa Higher Education Loan Authority (RB)
300,000	5.00%, 12/01/26 (c)	364,893
250,000	5.00%, 12/01/26 (c)	306,292
		671,185
Kansas: 0.2%
270,000	Lyon County Unified School District No. 253 (GO) 3.00%, 09/01/27 (c)	289,764
150,000	Sedgwick County Unified School District No. 260, Series B (GO) 4.00%, 10/01/26 (c)	172,499
		462,263
Kentucky: 0.9%
335,000	Commonwealth of Kentucky, Series A (CP) 4.00%, 04/15/28 (c)	375,414
920,000	Kentucky Bond Development Corp., Lexington Center Corp. Project (RB) 4.00%, 09/01/28 (c)	1,010,694
	Louisville and Jefferson County, Metropolitan Sewer District, Series A (RB)
345,000	3.00%, 11/15/25 (c)	363,878
235,000	3.25%, 11/15/26 (c)	253,624
140,000	University of Kentucky, Series A (RB) 3.25%, 04/01/25 (c)	148,421
		2,152,031
Louisiana: 0.9%
230,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB) 4.00%, 10/01/27 (c)	258,782
500,000	Louisiana Public Facilities Authority, Louisiana Chidren’s Medical Center Project, Series A (RB) (AGM) 3.00%, 06/01/30 (c)	533,870
	Louisiana Public Facilities Authority, Louisiana State University Nicholson Gateway Project (RB)
315,000	5.00%, 07/01/26 (c)	359,434
340,000	5.00%, 07/01/26 (c)	388,892
230,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB) 4.00%, 05/15/27 (c)	258,451
240,000	New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/27 (c)	284,383
		2,083,812
Maine: 0.3%
620,000	Maine Health and Higher Educational Facilities Authority, MaineHealth, Series A (RB) 5.00%, 07/01/28 (c)	765,824
Maryland: 1.0%
225,000	City of Baltimore, Water Projects, Series A (RB) (SAW) 4.00%, 07/01/29 (c)	267,039
250,000	County of Baltimore (GO) 4.00%, 03/01/28 (c)	296,547
220,000	Maryland Health and Higher Educational Facilities Authority, Charlestown Community Issue, Series A (RB) 5.00%, 07/01/26 (c)	248,054
260,000	Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue, Series A (RB) 4.00%, 05/15/27 (c)	290,321
270,000	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB) 4.00%, 07/01/26 (c)	290,137
150,000	Maryland Health and Higher Educational Facilities Authority, Univeristy of Maryland Medical System Issue, Series D (RB) 4.00%, 01/01/28 (c)	167,556
100,000	Prince George’s County, Regional Medical Center (CP) 3.25%, 10/01/27 (c)	109,343
275,000	Prince George’s County, Series A (GO) 5.00%, 07/15/28 (c)	355,600
270,000	Trinity Health Credit Group, Maryland Health and Higher Educational Facility, Series MD (RB) 4.00%, 06/01/27 (c)	305,724
		2,330,321
Massachusetts: 2.8%
160,000	Boston Water and Sewer Commission, Series B (RB) 3.00%, 11/01/23 (c)	167,808
315,000	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/28 (c)	394,827
	Commonwealth of Massachusetts, Series A (GO)
430,000	5.00%, 03/01/24 (c)	487,551
275,000	5.00%, 04/01/27 (c)	345,312
200,000	5.00%, 01/01/28 (c)	251,978
750,000	Commonwealth of Massachusetts, Series B (GO) 2.50%, 03/01/30 (c)	789,780
360,000	Commonwealth of Massachusetts, Series C (GO) 3.00%, 03/01/30 (c)	394,402
	Commonwealth of Massachusetts, Series E (GO)
120,000	3.00%, 04/01/25 (c)	127,003
440,000	4.00%, 04/01/25 (c)	491,234
295,000	4.00%, 09/01/25 (c)	334,220
245,000	Commonwealth of Massachusetts, Series G (GO) 3.00%, 09/01/26 (c)	260,325
230,000	Commonwealth of Massachusetts, Series J (GO) 4.00%, 12/01/26 (c)	264,824
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/27 (c)	123,545
200,000	Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Series N (RB) 5.00%, 12/01/26 (c)	239,674
250,000	Massachusetts Development Finance Agency, Medical Center, Series E (RB) 4.00%, 07/01/26 (c)	272,575
250,000	Massachusetts Development Finance Agency, Suffolk University (RB) 4.00%, 07/01/27 (c)	274,860
250,000	Massachusetts Development Finance Agency, The Broad Institute Issue (RB) 4.00%, 10/01/27 (c)	286,555
850,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB) 5.00%, 02/15/26 (c)	1,019,405
150,000	Massachusetts Water Resources Authority, Series D (RB) 3.00%, 08/01/26 (c)	159,377
		6,685,255
Michigan: 2.2%
700,000	Bloomfield Hills School District (GO) 4.00%, 05/01/30 (c)	835,135
390,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	461,526
320,000	Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/26 (c)	381,261
225,000	Michigan Finance Authority, Henry Ford Health System (RB) 4.00%, 11/15/26 (c)	251,035
	Michigan Finance Authority, Henry Ford Health System, Series A (RB)
250,000	4.00%, 11/02/29 (c)	288,610
135,000	5.00%, 11/02/29 (c)	169,771
150,000	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB) 4.00%, 06/01/27 (c)	169,847
1,005,000	Michigan State Housing Development Authority, Series A-1 (RB) 3.35%, 10/01/28 (c)	1,073,591
545,000	Michigan State Housing Development Authority, Single-Family Mortgage, Series A (RB) 4.00%, 06/01/28 (c)	598,503
	Michigan State Housing Development Authority, Single-Family Mortgage, Series B (RB)
425,000	2.95%, 12/01/28 (c)	456,582
280,000	3.50%, 06/01/26 (c)	299,177
190,000	Wayne County Airport Authority, Series A (RB) 5.00%, 12/01/27 (c)	232,003
		5,217,041
Minnesota: 1.0%
	Minnesota Housing Finance Agency, Series I (RB)
1,000,000	2.15%, 01/01/30 (c)	1,015,280
500,000	3.00%, 01/01/30 (c)	556,740
750,000	Owatonna Independent School District No. 761 (GO) (SD CRED PROG) 2.13%, 02/01/28 (c)	771,577
		2,343,597
Missouri: 0.9%
315,000	Health and Educational Facilities Authority, BJC Health System, Series C (RB) 4.00%, 07/01/26 (c) (p)	353,814
250,000	Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series A (RB) 5.00%, 02/01/24 (c)	278,623
350,000	Health and Educational Facilities Authority, Mercy Health (RB) 3.00%, 06/01/30 (c)	360,678
100,000	Health and Educational Facilities Authority, Saint Louis University (RB) 5.00%, 04/01/29 (c)	120,837
750,000	Health and Educational Facilities Authority, Saint Luke’s Health System, Inc. (RB) 3.00%, 11/15/30 (c)	794,970
250,000	Missouri Housing Development Commission, First Place Homeowener Loan Program, Series C (RB) 3.05%, 05/01/29 (c)	262,430
		2,171,352
Montana: 0.1%
220,000	Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB) 4.13%, 07/01/28 (c)	242,484
Nebraska: 0.5%
475,000	Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 09/01/37	689,491
480,000	Sarpy County Hospital Authority No. 1 (RB) 3.00%, 05/15/26 (c)	502,205
		1,191,696
Nevada: 1.3%
390,000	City of Carson, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	455,415
675,000	City of Henderson, Utility System, Series A-1 (GO) 4.00%, 06/01/30 (c)	808,866
120,000	Clark County, Detention Center (GO) 3.00%, 06/01/29 (c)	133,973
485,000	Clark County, Stadium Improvement, Series A (GO) 5.00%, 06/01/28 (c)	596,560
250,000	County of Washoe, Nevada Highway, Fuel Tax (RB) 5.00%, 02/01/29 (c)	310,572
275,000	Las Vegas Convention and Visitors Authority, Series B (RB) 5.00%, 07/01/28 (c)	329,642
200,000	Las Vegas Convention and Visitors Authority, Series C (RB) 4.00%, 07/01/26 (c)	217,388
100,000	Las Vegas Redevelopment Agency (TA) 5.00%, 06/15/26 (c)	112,159
100,000	Washoe County School District, Series C (GO) (AGM) 3.13%, 10/01/27 (c)	109,611
		3,074,186
New Hampshire: 0.4%
265,000	New Hampshire Municipal Bond Bank, Series B (RB) 4.00%, 08/15/27 (c)	306,775
200,000	New Hampshire Municipal Bond Bank, Series D (RB) 4.00%, 08/15/26 (c)	228,808
500,000	New Hampshire National Finance Authority, Springpoint Senior Living Project (RB) 4.00%, 01/01/26 (c)	555,890
		1,091,473
New Jersey: 2.4%
	Atlantic County Improvement Authority, Series A (RB) (AGM)
140,000	3.25%, 07/01/26 (c)	145,545
165,000	4.00%, 07/01/26 (c)	177,169
320,000	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 04/01/28 (c)	378,810
55,000	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, Series A (RB) 5.00%, 07/01/26 (c)	66,655
500,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB) 4.00%, 07/01/26 (c)	557,380
790,000	New Jersey Transportation Trust Fund Authority, Series A (RB) 4.25%, 12/15/28 (c)	918,967
910,000	New Jersey Transportation Trust Fund Authority, Series AA (RB) 4.50%, 12/15/28 (c)	1,054,353
	New Jersey Transportation Trust Fund Authority, Series BB (RB)
365,000	3.50%, 12/15/28 (c)	390,218
290,000	4.00%, 12/15/28 (c)	333,323
380,000	New Jersey Turnpike Authority, Series A (RB) 4.00%, 01/01/29 (c)	439,896
100,000	New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/28 (c)	123,235
210,000	New Jersey Turnpike Authority, Series G (RB) 4.00%, 01/01/28 (c)	241,576
125,000	Rutgers, State University of New Jersey, Series M (RB) 3.13%, 05/01/21 (c)	125,524
400,000	State of New Jersey, Various Purposes (GO) 5.00%, 12/01/27 (c)	500,288
205,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/28 (c)	249,319
		5,702,258
New Mexico: 0.4%
250,000	New Mexico Hospital Equipment, Presbyterian Healthcare Services, Series A (RB) 4.00%, 08/01/29 (c)	290,183
245,000	New Mexico Mortgage Finance Authority, Series C (RB) 3.60%, 07/01/28 (c)	267,856
370,000	New Mexico Mortgage Finance Authority, Series F (RB) 3.05%, 01/01/29 (c)	393,343
		951,382
New York: 19.7%
1,000,000	Battery Park City Authority, Series A (RB) 4.00%, 11/01/29 (c)	1,214,090
110,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM) 3.00%, 01/15/27 (c)	113,555
	Build NYC Resource Corp., New York Law School Project (RB)
240,000	4.00%, 01/01/26 (c)	246,655
500,000	5.00%, 01/01/26 (c)	541,940
	City of New York, Series B-1 (GO)
110,000	3.00%, 10/01/29 (c)	117,190
200,000	5.00%, 10/01/27 (c)	246,094
250,000	5.00%, 10/01/29 (c)	316,887
500,000	City of New York, Series C (GO) 5.00%, 08/01/30 (c)	645,920
	City of New York, Series D-1 (GO)
100,000	5.00%, 12/01/28 (c)	126,415
1,000,000	5.00%, 03/01/30 (c)	1,281,190
125,000	County of Nassau, Series C (GO) 5.00%, 04/01/26 (c)	146,833
255,000	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	289,530
	Hudson Yards Infrastructure Corp., Series A (RB)
515,000	4.00%, 02/15/27 (c)	579,468
645,000	5.00%, 02/15/27 (c)	772,626
290,000	Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Series A (RB) 4.00%, 11/01/27 (c)	305,764
300,000	Long Island Power Authority, Electric System (RB) 5.00%, 09/01/27 (c)	366,669
715,000	Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 11/15/28 (c)	882,267
350,000	Metropolitan Transportation Authority, Series B-1 (RB) 5.00%, 11/15/27 (c)	431,291
	Metropolitan Transportation Authority, Series C (RB) (AGM)
1,000,000	4.00%, 11/15/29 (c)	1,161,270
550,000	5.00%, 11/15/29 (c)	676,846
	Metropolitan Transportation Authority, Series C-1 (RB)
400,000	4.00%, 05/15/27 (c)	440,316
500,000	4.00%, 05/15/28 (c)	558,485
225,000	5.00%, 11/15/26 (c)	262,773
370,000	5.25%, 11/15/26 (c)	435,705
350,000	Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/40 ^	202,440
250,000	Metropolitan Transportation Authority, Series D (RB) 4.00%, 05/15/28 (c)	278,888
900,000	Monroe County Industrial Development Agency, Rochester Regional Health Project, Series A (RB) 4.00%, 07/01/30 (c)	1,062,666
145,000	MTA Hudson Rail Yards Trust, Series A (RB) 5.00%, 11/15/23 (c)	158,560
275,000	New York City Housing Development Corp., Multi-Family Housing, Series A-1-C (RB) 3.00%, 05/01/28 (c)	284,001
275,000	New York City Housing Development Corp., Multi-Family Housing, Series D (RB) 3.65%, 02/01/25 (c)	291,376
500,000	New York City Housing Development Corp., Multi-Family Housing, Series E-1 (RB) 3.00%, 03/01/27 (c)	530,825
1,000,000	New York City Housing Development Corp., Sustainable Development Bonds, Series C (RB) 2.75%, 02/01/29 (c)	1,036,740
500,000	New York City Housing Development Corp., Sustainable Development Bonds, Series I-1 (RB) 2.80%, 02/01/29 (c)	514,275
565,000	New York City Housing Development Corp., Sustainable Development Bonds, Series J (RB) 3.05%, 09/01/27 (c)	597,391
250,000	New York City Housing Development Corp., Sustainable Neighborhood Bonds, Series G-1 (RB) 3.75%, 11/01/25 (c)	264,670
190,000	New York City Municipal Water Finance Authority, Series CC-1 (RB) 4.00%, 12/15/26 (c)	222,310
175,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 4.00%, 06/15/27 (c)	202,851
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
350,000	3.00%, 07/15/29 (c)	369,089
235,000	4.00%, 01/15/26 (c)	263,849
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
155,000	4.00%, 05/01/26 (c)	174,556
225,000	5.00%, 05/01/26 (c)	269,692
260,000	5.00%, 08/01/28 (c)	326,173
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-2 (RB)
200,000	5.00%, 08/01/27 (c)	248,862
1,000,000	5.00%, 05/01/29 (c)	1,279,080
510,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-3 (RB) 5.00%, 08/01/27 (c)	633,466
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
400,000	4.00%, 08/01/27 (c)	466,248
115,000	5.00%, 08/01/26 (c)	138,699
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
1,120,000	4.00%, 05/01/29 (c)	1,308,955
250,000	4.00%, 05/01/29 (c)	295,075
500,000	4.00%, 11/01/30 (c)	601,105
1,775,000	4.00%, 11/01/30 (c)	2,140,863
420,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 05/01/27 (c)	516,134
175,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-3 (RB) 3.00%, 02/01/26 (c)	185,810
200,000	New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	261,582
350,000	New York City Water and Sewer System, Series AA-1 (RB) 3.00%, 12/15/30 (c)	379,442
660,000	New York City Water and Sewer System, Series AA-2 (RB) 3.00%, 12/15/30 (c)	732,508
500,000	New York City Water and Sewer System, Series CC-2 (RB) 4.00%, 12/15/29 (c)	597,220
300,000	New York City Water and Sewer System, Series EE (RB) 5.00%, 06/15/29 (c)	387,447
	New York Convention Center Development Corp., Series A (RB)
230,000	0.00%, 11/15/47 ^	93,502
170,000	0.00%, 11/15/54 ^	52,408
285,000	New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Series A (RB) 5.00%, 03/15/29 (c)	358,658
250,000	New York State Dormitory Authority, New York Columbia University, Series A (RB) 5.00%, 10/01/47	405,970
405,000	New York State Dormitory Authority, New York Columbia University, Series B (RB) (FHA) 5.00%, 04/01/28 (c)	517,687
	New York State Dormitory Authority, New York University, Series A (RB)
160,000	2.13%, 07/01/21 (c)	160,459
375,000	4.00%, 07/01/26 (c)	427,087
200,000	4.00%, 07/01/26 (c)	226,754
600,000	5.00%, 07/01/28 (c)	760,770
235,000	5.00%, 07/01/28 (c)	297,172
400,000	5.00%, 07/01/28 (c)	504,840
250,000	New York State Dormitory Authority, Rochester Institute of Technology, Series A (RB) 5.00%, 07/01/29 (c)	313,845
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
500,000	3.00%, 09/15/30 (c)	546,020
250,000	5.00%, 08/15/26 (c)	302,100
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
800,000	4.00%, 03/15/27 (c)	904,312
250,000	4.00%, 03/15/27 (c)	283,200
150,000	5.00%, 03/15/27 (c)	182,000
	New York State Dormitory Authority, The New School, Series A (RB)
225,000	4.00%, 01/01/27 (c)	246,915
420,000	5.00%, 01/01/27 (c)	489,346
500,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB) 4.00%, 06/15/29 (c)	592,135
225,000	New York State Housing Finance Agency, Series D (RB) 3.70%, 05/01/28 (c)	247,622
195,000	New York State Housing Finance Agency, Series M (RB) 3.75%, 11/01/26 (c)	210,479
500,000	New York State Power Authority (RB) 4.00%, 05/15/30 (c)	599,265
	New York State Thruway Authority, Series B (RB) (AGM)
500,000	4.00%, 01/01/30 (c)	595,420
550,000	4.00%, 01/01/30 (c)	656,111
	New York State Urban Development Corp., State Personal Income, Series A (RB)
950,000	3.00%, 09/15/30 (c)	1,019,046
500,000	5.00%, 09/15/28 (c)	627,450
	New York State Urban Development Corp., State Personal Income, Series C (RB)
550,000	3.00%, 09/15/30 (c)	591,288
650,000	5.00%, 09/15/30 (c)	840,573
925,000	New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB) 4.00%, 12/01/30 (c)	1,113,728
485,000	Port Authority of New York and New Jersey, Series 212 (RB) 4.00%, 09/01/29 (c)	578,561
700,000	Port Authority of New York and New Jersey, Series 213 (RB) 5.00%, 09/01/29 (c)	906,598
190,000	State of New York Mortgage Agency, Series 203 (RB) 3.50%, 04/01/26 (c)	203,667
300,000	Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	356,202
	Triborough Bridge and Tunnel Authority, Series C (RB)
1,000,000	3.00%, 11/15/29 (c)	1,070,900
250,000	3.38%, 11/15/28 (c)	278,795
550,000	Utility Debt Securitization Authority (RB) 5.00%, 12/15/27 (c)	695,948
		47,639,460
North Carolina: 2.0%
500,000	Board of Governors of the University of North Carolina (RB) 5.00%, 02/01/49	798,850
	North Carolina Housing Finance Agency Home Ownership, Series 39-B (RB)
130,000	3.85%, 07/01/27 (c)	144,737
305,000	4.00%, 07/01/27 (c)	334,805
350,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	390,964
	North Carolina Medical Care Commission, Novant Health, Series A (RB)
220,000	3.13%, 11/01/29 (c)	236,797
750,000	4.00%, 11/01/29 (c)	872,880
	North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM)
500,000	3.00%, 01/01/30 (c)	536,935
500,000	5.00%, 01/01/30 (c)	622,480
750,000	5.00%, 01/01/30 (c)	927,562
		4,866,010
North Dakota: 0.5%
1,215,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series A (RB) 3.75%, 07/01/27 (c)	1,307,474
Ohio: 3.1%
	American Municipal Power, Inc., Series A (RB)
190,000	4.00%, 02/15/26 (c)	210,754
220,000	5.00%, 02/15/26 (c)	255,244
440,000	City of Chillicothe, Hospital Facilities, Adena Health System Obligated Group Project (RB) 4.00%, 12/01/27 (c)	491,344
100,000	City of Cleveland, Airport System Revenue, Series B (RB) 5.00%, 07/01/28 (c)	119,512
375,000	Columbus City School District (GO) 5.00%, 12/01/26 (c)	457,301
510,000	County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB) 4.00%, 02/01/28 (c)	583,940
1,000,000	County of Franklin, Nationwide Children’s Hospital Project, Series A (RB) 5.00%, 11/01/48	1,651,990
260,000	County of Franklin, Trinity Health Credit Group (RB) 5.00%, 06/01/27 (c)	314,751
1,000,000	County of Ross, Adena Health System Obligated Group Project (RB) 5.00%, 12/01/29 (c)	1,235,910
150,000	Euclid City School District, Series A (GO) (SD CRED PROG) 4.00%, 01/15/26 (c)	165,456
250,000	Hamilton County, Life Enriching Communities Project (RB) 5.00%, 01/01/26 (c)	271,728
190,000	North Royalton City School District (GO) 5.00%, 06/01/25 (c)	219,556
350,000	Northeast Ohio Regional Sewer District (RB) 3.00%, 11/15/29 (c)	396,081
175,000	Ohio Housing Finance Agency, Series D (RB) 3.63%, 09/01/26 (c)	187,103
500,000	Ohio Water Development Authority, Fresh Water (RB) 5.00%, 12/01/29 (c)	657,555
250,000	State of Ohio, Higher Education, Series A (GO) 5.00%, 02/01/26 (c)	301,270
		7,519,495
Oklahoma: 0.6%
250,000	Edmond Public Works Authority (RB) 4.00%, 07/01/27 (c)	291,807
750,000	Norman Regional Hospital Authority (RB) 3.25%, 09/01/29 (c)	791,632
350,000	Oklahoma Turnpike Authority, Series A (RB) 4.00%, 01/01/26 (c)	392,504
		1,475,943
Oregon: 1.8%
650,000	City of Portland, Sewer System, Series A (RB) 2.13%, 09/01/30 (c)	667,907
190,000	Lake Oswego School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	221,202
	Multnomah County School District No. 1J, Series B (GO) (SBG)
550,000	2.00%, 06/15/30 (c)	554,422
295,000	3.25%, 06/15/27 (c)	322,382
	North Clackamas School District No. 12, Series A (GO) (SBG)
175,000	0.00%, 06/15/27 (c) ^	92,750
465,000	0.00%, 06/15/27 (c) ^	259,344
170,000	Oregon Health and Science University, Series B (RB) 4.00%, 07/01/26 (c)	190,108
240,000	Salem Hospital Facility Authority, Series A (RB) 4.00%, 05/15/26 (c)	267,175
510,000	Sherwood School District No. 88J, Series A (GO) (SBG) 0.00%, 06/15/28 (c) ^	189,190
500,000	State of Oregon, Higher Education, Series G (GO) 3.00%, 08/01/29 (c)	552,760
935,000	Tri-County Metropolitan Transportation District of Oregon, Series A (RB) 3.00%, 09/01/29 (c)	1,032,857
		4,350,097
Pennsylvania: 4.3%
685,000	Allegheny County Sanitary Authority, Sewer Revenue (RB) 5.00%, 06/01/28 (c)	838,050
	Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB)
180,000	4.00%, 10/01/27 (c)	205,758
645,000	4.00%, 09/01/30 (c)	767,621
210,000	4.00%, 09/01/30 (c)	253,945
1,000,000	Commonwealth of Pennsylvania, First Series (GO) 2.00%, 05/01/30 (c)	1,005,240
1,170,000	Commonwealth of Pennsylvania, Series A (CP) (FHA) 4.00%, 01/30/28 (c)	1,325,844
220,000	County of Allegheny, Series C-77 (GO) 5.00%, 11/01/28 (c)	276,069
	Delaware County Authority, Commonwealth of Pennsylvania, Series A (RB)
140,000	3.75%, 04/01/27 (c)	152,970
170,000	5.00%, 04/01/27 (c)	201,741
280,000	DuBois Hospital Authority, Penn Highlands Healthcare (RB) 5.00%, 01/15/28 (c)	330,809
1,000,000	Geisinger Authority Health System, Series A (RB) 5.00%, 04/01/30 (c)	1,269,210
230,000	Geisinger Authority, Health System, Series A-2 (RB) 4.00%, 02/15/27 (c)	263,030
610,000	General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group, Series A (RB) 4.00%, 06/01/29 (c)	717,805
145,000	Montgomery County Higher Education and Health Authority, Presbytery Homes, Inc. Project (RB) 5.00%, 12/01/24 (c)	160,585
300,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 121 (RB) 3.20%, 10/01/25 (c)	314,916
190,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123 B (RB) 3.20%, 10/01/25 (c)	199,985
260,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 125 B (RB) 3.65%, 04/01/27 (c)	278,249
100,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 128 B (RB) 3.85%, 10/01/27 (c)	109,516
	Pennsylvania Turnpike Commission, Motor License, Third Series (RB)
250,000	4.00%, 12/01/27 (c)	288,230
155,000	5.00%, 12/01/27 (c)	189,715
290,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior, Series A (RB) (AGM) 5.00%, 12/01/28 (c)	366,798
220,000	Pennsylvania Turnpike Commission, Series A (RB) 5.00%, 12/01/29 (c)	272,670
150,000	Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 12/01/27 (c)	185,618
305,000	Philadelphia Gas Works Co., Fifteenth Series (RB) 5.00%, 08/01/27 (c)	365,283
		10,339,657
South Carolina: 0.1%
100,000	Brookland-Cayce School District No. 2, Lexington County (GO) 3.00%, 03/01/26 (c)	108,160
100,000	Lexington County School District No. 2 (GO) 3.00%, 03/01/26 (c)	108,340
		216,500
Tennessee: 0.7%
	Sullivan County (GO)
250,000	3.75%, 05/01/26 (c)	274,368
230,000	4.00%, 05/01/26 (c)	259,424
315,000	Tennessee Housing Development Agency, Series 1 (RB) 4.00%, 07/01/26 (c)	339,825
	Tennessee Housing Development Agency, Series 3 (RB)
500,000	2.95%, 01/01/29 (c)	525,390
360,000	3.60%, 01/01/27 (c)	388,685
		1,787,692
Texas: 9.6%
190,000	Aldine Independent School District (GO) 3.13%, 02/15/25 (c)	204,159
350,000	Alvin Independent School District (GO) 3.38%, 02/15/28 (c)	397,950
500,000	Arlington Higher Education Finance Corp. (RB) 4.00%, 08/15/29 (c)	586,550
150,000	Board of Regents of the University of Houston System, Series C (RB) 4.00%, 02/15/26 (c)	167,873
650,000	Board of Regents of the University of Texas System, Series E (RB) 4.00%, 08/15/27 (c)	762,612
250,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 5.00%, 01/01/26 (c)	290,972
750,000	Central Texas Regional Mobility Authority, Senior Lien, Series E (RB) 5.00%, 01/01/30 (c)	941,992
165,000	City of Arlington, Senior Lien Special Tax, Series A (AGM) (ST) 4.00%, 02/15/28 (c)	191,586
280,000	City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	335,118
500,000	City of Austin, Electric Utility System, Series A (RB) 5.00%, 11/15/30 (c)	663,460
1,375,000	City of Austin, Electric Utility System, Series B (RB) 5.00%, 11/15/29 (c)	1,786,441
120,000	City of Denton (GO) 4.00%, 02/15/27 (c)	137,150
	City of El Paso (GO)
125,000	4.00%, 08/15/26 (c)	141,980
950,000	4.00%, 08/15/29 (c)	1,134,138
220,000	City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/28 (c)	283,213
265,000	Cleburne Independent School District (GO) 5.00%, 02/15/26 (c)	319,102
250,000	College of the Mainland (GO) 3.75%, 08/15/28 (c)	279,940
250,000	Coppell Independent School District (GO) 4.00%, 08/15/28 (c)	291,087
220,000	County of Bexar (GO) 4.00%, 06/15/26 (c)	253,312
400,000	County of Travis, Series A (GO) 5.00%, 03/01/29 (c)	517,856
500,000	Crowley Independent School District (GO) 4.00%, 02/01/29 (c)	600,075
	Cypress-Fairbanks Independent School District, Series A (GO)
600,000	2.25%, 02/15/31 (c)	625,746
250,000	4.00%, 02/15/29 (c)	305,252
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
220,000	5.00%, 12/01/25 (c)	261,290
175,000	5.00%, 12/01/25 (c)	209,122
	Frisco Independent School District (GO)
1,000,000	3.00%, 08/15/29 (c)	1,139,810
460,000	4.00%, 02/15/27 (c)	531,967
250,000	Galena Park Independent School District (GO) 3.00%, 02/15/29 (c)	280,208
640,000	Grand Parkway Transportation Corp., Series A (RB) 5.00%, 04/01/28 (c)	801,363
195,000	Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series A (RB) 3.13%, 07/01/26 (c)	208,580
350,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 3.00%, 10/01/29 (c)	386,547
340,000	Harris County, Toll Road, Senior Lien, Series A (RB) 5.00%, 08/15/26 (c)	410,655
200,000	Klein Independent School District (GO) 4.00%, 08/01/26 (c)	230,814
	Leander Independent School District, Series A (GO)
900,000	0.00%, 08/16/26 (c) ^	432,846
95,000	0.00%, 08/16/26 (c) ^	41,890
30,000	0.00%, 08/16/26 (c) ^	14,077
	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series A-1 (RB)
800,000	5.00%, 07/01/26 (c)	801,848
520,000	5.00%, 07/01/26 (c)	523,650
250,000	North Fort Bend Water Authority, Series A (RB) 4.00%, 12/15/29 (c)	301,737
290,000	North Texas Tollway Authority, First Tier, Series A (RB) 4.00%, 01/01/26 (c)	324,536
500,000	San Jacinto College District, Series A (GO) 5.00%, 02/15/29 (c)	632,800
145,000	San Jacinto College District, Series B (GO) 3.38%, 02/15/26 (c)	158,163
115,000	Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project, Series A (RB) 4.00%, 05/15/26 (c)	129,857
250,000	Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B (RB) 5.00%, 01/01/29 (c)	311,002
220,000	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB) 4.00%, 08/15/26 (c)	244,372
485,000	Texas Water Development Board (RB) 5.00%, 10/15/26 (c)	594,746
	Texas Water Development Board, Series A (RB)
500,000	3.00%, 10/15/29 (c)	568,855
325,000	4.00%, 04/15/28 (c)	384,556
840,000	5.00%, 04/15/28 (c)	1,068,169
	Texas Water Development Board, Series B (RB)
225,000	5.00%, 10/15/28 (c)	288,830
110,000	5.00%, 10/15/28 (c)	143,007
250,000	West Harris County Regional Water Authority (RB) 3.00%, 12/15/29 (c)	264,883
230,000	West Travis County Public Utility Agency (RB) 4.00%, 08/15/27 (c)	261,683
		23,169,427
Utah: 0.6%
360,000	Salt Lake City, International Airport, Series B (RB) 5.00%, 07/01/28 (c)	445,741
250,000	Utah County, IHC Health Services, Inc., Series A (RB) 5.00%, 05/15/30 (c)	323,015
	Utah County, IHC Health Services, Inc., Series B (RB)
210,000	3.00%, 05/15/26 (c)	222,157
350,000	4.00%, 05/15/24 (c)	377,538
		1,368,451
Vermont: 0.1%
220,000	Vermont Educational and Health Buildings Financing Agency, Series B (RB) 5.00%, 06/01/26 (c)	255,378
Virginia: 2.0%
260,000	Chesapeake Bay Bridge and Tunnel District, First Tier (RB) (AGM) 5.00%, 07/01/26 (c)	310,674
1,130,000	Chesterfield Economic Development Authority, County Projects, Series F (RB) 2.00%, 04/01/30 (c)	1,147,865
250,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series B (RB) 4.00%, 05/15/28 (c)	289,885
	Hampton Roads Transportation Accountability Commission, Series A (RB)
665,000	4.00%, 07/01/30 (c)	817,478
500,000	5.00%, 07/01/30 (c)	645,210
250,000	Norfolk Economic Development Authority, Series B (RB) 4.00%, 11/01/28 (c)	287,578
380,000	Roanoke Economic Development Authority, Carilion Clinic Obligated Group, Series A (RB) 5.00%, 07/01/47	628,547
	Virginia Commonwealth Transportation Board (RB)
105,000	3.00%, 05/15/26 (c)	113,036
150,000	3.25%, 05/15/28 (c)	167,955
500,000	Virginia Small Business Financing Authority, The Obligated Group of National Senior Campuses, Inc., Series A (RB) 4.00%, 07/01/27 (c)	558,605
		4,966,833
Washington: 2.2%
450,000	City of Seattle, Municipal Light and Power Improvement, Series A (RB) 4.00%, 01/01/28 (c)	519,637
230,000	City of Seattle, Municipal Light and Power Improvement, Series C (RB) 4.00%, 09/01/27 (c)	268,785
500,000	King and Snohomish Counties, Northshore School District No. 417 (GO) (SBG) 4.00%, 06/01/29 (c)	610,875
500,000	King County Housing Authority (RB) (SBG) 3.00%, 06/01/30 (c)	541,050
590,000	King County Housing Authority, Ballinger Commons Apartments (RB) 3.50%, 05/01/28 (c)	658,098
150,000	King County Public Hospital District No. 1, Valley Medical Center (GO) (SAW) 5.00%, 12/01/28 (c)	181,797
650,000	King County Public Hospital District No. 2, EvergreenHealth, Series A (GO) 4.00%, 12/01/29 (c)	764,959
360,000	Port of Seattle (GO) 5.00%, 01/01/27 (c)	443,833
340,000	State of Washington, Various Purpose, Series A (GO) 5.00%, 08/01/26 (c)	414,936
475,000	University of Washington, Series A (RB) 4.00%, 12/01/26 (c)	541,524
100,000	Washington Health Care Facilities Authority, CommonSpirit Health, Series A-2 (RB) 5.00%, 08/01/29 (c)	125,978
205,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 4.00%, 08/15/27 (c)	227,716
125,000	Washington State Convention Center Public Facilities District (RB) 4.00%, 07/01/28 (c)	138,011
		5,437,199
West Virginia: 0.6%
	State of West Virginia, Series B (GO)
150,000	4.00%, 06/01/28 (c)	174,920
100,000	5.00%, 06/01/28 (c)	126,672
225,000	West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Series A (RB) 4.00%, 01/01/29 (c)	251,282
	West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB)
160,000	3.25%, 06/01/26 (c)	169,480
700,000	4.00%, 06/01/28 (c)	791,490
		1,513,844
Wisconsin: 1.1%
750,000	Public Finance Authority, Acts Retirement-Life Communities, Inc. Obligated Group, Series A (RB) 5.00%, 11/15/27 (c)	913,365
250,000	Village of Mount Pleasant, Series A (TA) 5.00%, 04/01/28 (c)	299,390
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
200,000	4.00%, 05/15/26 (c)	224,670
410,000	4.50%, 05/15/26 (c)	477,679
205,000	Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 4.00%, 04/01/27 (c)	235,250
225,000	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) 3.50%, 02/15/26 (c)	233,883
	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series C (RB)
115,000	4.00%, 02/15/27 (c)	124,624
105,000	4.00%, 02/15/27 (c)	114,987
		2,623,848
Wyoming: 0.1%
160,000	Wyoming Municipal Power Agency, Inc., Series A (RB) 5.00%, 01/01/27 (c)	189,173
Total Municipal Bonds: 98.5% (Cost: $224,236,761)		238,344,970
Other assets less liabilities: 1.5%		3,741,763
NET ASSETS: 100.0%		$242,086,733

Definitions:

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	6.7%	$16,019,796
Health Care	18.8	44,890,722
Housing	6.7	15,918,546
Industrial Revenue	1.9	4,473,151
Leasing	3.7	8,763,695
Local	16.0	38,190,473
Power	5.2	12,353,152
Special Tax	11.6	27,557,058
State	6.0	14,412,184
Tobacco	0.8	1,850,797
Transportation	13.2	31,588,848
Water & Sewer	9.4	22,326,548
	100.0%	$238,344,970

MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 98.7%
Canada: 5.3%
$75,000	Alimentation Couche-Tard, Inc. 144A 3.55%, 07/26/27	$84,155
50,000	Bank of Nova Scotia 4.90% (US Treasury Yield Curve Rate T 5 Year+4.55%), 06/04/25 (o)	53,815
50,000	Canadian Natural Resources Ltd. 6.25%, 03/15/38	65,951
	Enbridge, Inc.
75,000	3.13%, 11/15/29	81,239
50,000	5.50% (ICE LIBOR USD 3 Month+3.42%), 07/15/77 (o)	51,281
50,000	Spectra Energy Partners LP 4.75%, 03/15/24	55,830
50,000	Suncor Energy, Inc. 6.50%, 06/15/38	68,874
50,000	TransCanada PipeLines Ltd. 7.63%, 01/15/39	76,765
		537,910
Denmark: 1.5%
150,000	Danske Bank A/S 144A 1.17% (US Treasury Yield Curve Rate T 1 Year+1.03%), 12/08/23 (o)	150,740
France: 3.4%
100,000	BNP Paribas SA 144A 7.20% (ICE LIBOR USD 3 Month+1.29%), 06/25/37 (o)	109,783
	Societe Generale SA 144A
100,000	4.75%, 09/14/28	118,169
100,000	5.00%, 01/17/24	110,659
		338,611
Germany: 1.6%
	Deutsche Bank AG
100,000	3.30%, 11/16/22	104,445
50,000	3.70%, 05/30/24	54,087
		158,532
Italy: 3.7%
	Enel Finance International NV 144A
200,000	3.63%, 05/25/27	225,709
100,000	6.00%, 10/07/39	142,583
		368,292
Japan: 0.6%
50,000	Aviation Capital Group LLC 144A 5.50%, 12/15/24	56,506
Mexico: 0.7%
50,000	Southern Copper Corp. 6.75%, 04/16/40	73,875
Netherlands: 0.9%
50,000	Heineken NV 144A 3.40%, 04/01/22	51,664
25,000	Koninklijke Philips NV 6.88%, 03/11/38	38,585
		90,249
Russia: 1.3%
125,000	Gazprom PJSC Via Gaz Capital SA 144A 6.51%, 03/07/22	132,425
Saudi Arabia: 0.6%
50,000	Motiva Enterprises LLC 144A 6.85%, 01/15/40	60,979
Spain: 1.4%
	Santander Holdings USA, Inc.
50,000	4.40%, 07/13/27	57,378
75,000	4.50%, 07/17/25	84,666
		142,044
Switzerland: 1.4%
125,000	Credit Suisse Group AG 144A 4.19% (United States Secured Overnight Financing Rate+3.73%), 04/01/31 (o)	144,984
United Kingdom: 6.6%
	Barclays Plc
200,000	2.65% (US Treasury Yield Curve Rate T 1 Year+1.90%), 06/24/31 (o)	205,806
100,000	5.20%, 05/12/26	115,964
100,000	Lloyds Bank Plc 144A 12.00% (ICE LIBOR USD 3 Month+11.76%), 12/16/24 (o)	114,397
200,000	Standard Chartered Plc 144A 4.30%, 02/19/27	223,235
		659,402
United States: 69.7%
50,000	Ally Financial, Inc. 8.00%, 11/01/31	72,655
	Altria Group, Inc.
125,000	4.80%, 02/14/29	148,621
75,000	5.80%, 02/14/39	97,119
	Ares Capital Corp.
50,000	3.50%, 02/10/23	52,555
50,000	3.88%, 01/15/26	53,862
	AT&T, Inc.
75,000	3.00%, 06/30/22	77,522
75,000	4.13%, 02/17/26	86,231
100,000	4.30%, 02/15/30	117,407
100,000	4.35%, 03/01/29	117,495
50,000	4.45%, 04/01/24	55,633
50,000	5.25%, 03/01/37	63,110
75,000	Becton Dickinson and Co. 3.36%, 06/06/24	81,487
50,000	Brighthouse Financial, Inc. 4.70%, 06/22/47	52,969
	Charter Communications Operating Capital LLC
100,000	4.46%, 07/23/22	105,086
125,000	4.91%, 07/23/25	144,157
125,000	5.05%, 03/30/29	149,552
75,000	6.48%, 10/23/45	102,728
50,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/25	57,977
	Dell International LLC / EMC Corp. 144A
50,000	8.10%, 07/15/36	73,182
50,000	8.35%, 07/15/46	74,470
125,000	Delta Air Lines, Inc. 144A 7.00%, 05/01/25	145,030
75,000	DH Europe Finance II Sarl 2.60%, 11/15/29	80,500
50,000	Discover Financial Services 4.10%, 02/09/27	57,523
50,000	Dow Chemical Co. 9.40%, 05/15/39	89,174
50,000	DuPont de Nemours, Inc. 2.17%, 05/01/23	50,336
	Energy Transfer Operating LP
50,000	3.75%, 05/15/30	52,577
50,000	4.75%, 01/15/26	56,401
75,000	5.00%, 05/15/50	77,861
100,000	5.25%, 04/15/29	115,444
50,000	6.25%, 04/15/49	59,228
50,000	6.50%, 02/01/42	60,879
50,000	Enterprise Products Operating LLC 5.95%, 02/01/41	67,399
100,000	Exelon Corp. 4.05%, 04/15/30	117,069
50,000	Exelon Generation Co. LLC 3.25%, 06/01/25	54,380
75,000	Expedia Group, Inc. 144A 6.25%, 05/01/25	86,761
50,000	Fifth Third Bancorp 8.25%, 03/01/38	85,209
200,000	GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	234,397
	General Electric Co.
75,000	3.45%, 05/01/27	84,090
50,000	4.35%, 05/01/50	57,851
50,000	5.88%, 01/14/38	66,896
50,000	6.75%, 03/15/32	69,352
50,000	GLP Capital LP / GLP Financing II, Inc. 5.38%, 04/15/26	57,364
	HCA, Inc.
75,000	4.13%, 06/15/29	86,060
100,000	5.00%, 03/15/24	112,681
50,000	5.13%, 06/15/39	62,414
50,000	5.25%, 06/15/26	59,146
75,000	5.25%, 06/15/49	95,840
50,000	Hewlett Packard Enterprise Co. 6.35%, 10/15/45	65,010
50,000	HP, Inc. 6.00%, 09/15/41	64,101
75,000	Kinder Morgan Energy Partners LP 6.95%, 01/15/38	102,683
50,000	Marathon Petroleum Corp. 6.50%, 03/01/41	67,387
100,000	Marriott International, Inc. 5.75%, 05/01/25	116,141
50,000	McDonald’s Corp. 6.30%, 10/15/37	74,046
50,000	Midwest Connector Capital Co. LLC 144A 3.90%, 04/01/24	51,178
50,000	National Oilwell Varco, Inc. 3.95%, 12/01/42	49,828
50,000	ONEOK, Inc. 5.20%, 07/15/48	57,021
75,000	Phillips 66 5.88%, 05/01/42	101,808
50,000	Plains All American Pipeline LP / PAA Finance Corp. 3.55%, 12/15/29	52,166
50,000	Prudential Financial, Inc. 5.70% (ICE LIBOR USD 3 Month+2.67%), 09/15/48	58,230
50,000	Sherwin Williams Co. 3.45%, 06/01/27	56,613
50,000	Stanley Black & Decker, Inc. 4.00% (US Treasury Yield Curve Rate T 5 Year+2.66%), 03/15/60 (o)	53,099
50,000	Stellantis NV 5.25%, 04/15/23	54,571
	Synchrony Financial
50,000	3.95%, 12/01/27	55,891
50,000	4.25%, 08/15/24	54,976
	Sysco Corp.
75,000	3.30%, 07/15/26	83,090
75,000	5.95%, 04/01/30	96,998
	Thermo Fisher Scientific, Inc.
50,000	2.95%, 09/19/26	55,150
75,000	4.50%, 03/25/30	91,835
100,000	Time Warner Cable LLC
	7.30%, 07/01/38	146,129
	Time Warner Entertainment Co. LP
75,000	8.38%, 03/15/23	87,314
50,000	8.38%, 07/15/33	75,604
	T-Mobile USA, Inc. 144A
150,000	3.50%, 04/15/25	164,579
200,000	3.88%, 04/15/30	226,084
50,000	Tyson Foods, Inc. 4.50%, 06/15/22	52,338
50,000	Valero Energy Corp. 6.63%, 06/15/37	65,782
	Verizon Communications, Inc.
50,000	3.38%, 02/15/25	55,052
50,000	3.50%, 11/01/24	55,081
50,000	4.02%, 12/03/29	58,674
100,000	4.13%, 03/16/27	117,417
100,000	4.33%, 09/21/28	119,096
100,000	5.15%, 09/15/23	112,208
50,000	Vistra Operations Co. LLC 144A 3.70%, 01/30/27	55,275
50,000	Wells Fargo & Co. 5.61%, 01/15/44	68,368
50,000	Westinghouse Air Brake Technologies Corp. 4.95%, 09/15/28	59,332
		7,005,835
Total Corporate Bonds: 98.7% (Cost: $9,899,067)		9,920,384
Other assets less liabilities: 1.3%		128,366
NET ASSETS: 100.0%		$10,048,750

Footnotes:

(o)	Perpetual Maturity - the date shown is the next call date
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,602,547, or 25.9% of net assets.

Summary of Investments by Sector	% of Investments	Value
Basic Materials	2.7%	$269,998
Communications	23.4	2,322,920
Consumer, Cyclical	5.4	531,307
Consumer, Non-cyclical	13.0	1,293,528
Energy	17.0	1,688,963
Financial	25.2	2,494,763
Industrial	4.5	447,126
Technology	2.8	276,763
Utilities	6.0	595,016
	100.0%	$9,920,384

MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 98.9%
Australia: 0.4%
$50,000	Westpac Banking Corp. 4.11% (US Treasury Yield Curve Rate T 5 Year+2.00%), 07/24/34 (o)	$56,317
Canada: 7.8%
100,000	Alimentation Couche-Tard, Inc. 144A 2.95%, 01/25/30	107,558
	Bank of Nova Scotia
125,000	3.40%, 02/11/24	135,912
100,000	4.90% (US Treasury Yield Curve Rate T 5 Year+4.55%), 06/04/25 (o)	107,630
100,000	Brookfield Finance, Inc. 4.35%, 04/15/30	118,802
100,000	Canadian Imperial Bank of Commerce 3.10%, 04/02/24	107,998
50,000	Canadian Natural Resources Ltd. 6.25%, 03/15/38	65,951
	Enbridge, Inc.
100,000	3.13%, 11/15/29	108,318
100,000	5.50% (ICE LIBOR USD 3 Month+3.42%), 07/15/77 (o)	102,561
75,000	Suncor Energy, Inc. 6.80%, 05/15/38	104,757
75,000	Toronto-Dominion Bank 3.25%, 03/11/24	81,457
100,000	TransCanada PipeLines Ltd. 6.20%, 10/15/37	138,302
		1,179,246
China / Hong Kong: 1.4%
100,000	Bank of China Hong Kong Ltd. 144A 5.90% (US Treasury Yield Curve Rate T 5 Year+3.04%), 09/14/23 (o)	108,748
100,000	Tencent Holdings Ltd. 144A 3.28%, 04/11/24	106,560
		215,308
Denmark: 1.3%
200,000	Danske Bank A/S 144A 1.17% (US Treasury Yield Curve Rate T 1 Year+1.03%), 12/08/23 (o)	200,986
France: 3.1%
100,000	BNP Paribas SA 144A 7.20% (ICE LIBOR USD 3 Month+1.29%), 06/25/37 (o)	109,784
50,000	Engie SA 144A 2.88%, 10/10/22	51,884
200,000	Societe Generale SA 144A 4.25%, 04/14/25	221,059
75,000	Total Capital International SA 3.70%, 01/15/24	82,170
		464,897
Germany: 2.7%
100,000	Bayer US Finance II LLC 144A 4.38%, 12/15/28	117,351
	Deutsche Bank AG
100,000	3.30%, 11/16/22	104,445
100,000	3.70%, 05/30/24	108,174
50,000	E.ON International Finance BV 144A 6.65%, 04/30/38	75,089
		405,059
Italy: 4.0%
	Enel Finance International NV 144A
100,000	3.50%, 04/06/28	112,794
200,000	4.25%, 09/14/23	218,440
100,000	6.80%, 09/15/37	148,638
100,000	Eni SpA 144A 4.75%, 09/12/28	120,526
		600,398
Japan: 0.6%
75,000	Aviation Capital Group LLC 144A 5.50%, 12/15/24	84,759
Mexico: 0.7%
75,000	Southern Copper Corp. 6.75%, 04/16/40	110,813
Russia: 1.1%
150,000	Gazprom PJSC Via Gaz Capital SA 144A 6.51%, 03/07/22	158,910
Saudi Arabia: 3.3%
50,000	Motiva Enterprises LLC 144A 6.85%, 01/15/40	60,979
	Saudi Arabian Oil Co. 144A
100,000	2.88%, 04/16/24	106,003
200,000	3.50%, 04/16/29	220,459
100,000	4.25%, 04/16/39	115,093
		502,534
South Africa: 0.8%
100,000	Prosus NV 144A 4.85%, 07/06/27	114,837
Spain: 1.1%
	Santander Holdings USA, Inc.
50,000	4.40%, 07/13/27	57,378
100,000	4.50%, 07/17/25	112,888
		170,266
Switzerland: 1.2%
150,000	Credit Suisse Group AG 144A 4.19% (United States Secured Overnight Financing Rate+3.73%), 04/01/31 (o)	173,980
United Kingdom: 9.1%
	Barclays Plc
200,000	2.65% (US Treasury Yield Curve Rate T 1 Year+1.90%), 06/24/31 (o)	205,806
200,000	5.20%, 05/12/26	231,929
100,000	GlaxoSmithKline Capital Plc 2.85%, 05/08/22	103,259
50,000	HSBC Holdings Plc 6.10%, 01/14/42	73,653
100,000	Lloyds Bank Plc 144A 12.00% (ICE LIBOR USD 3 Month+11.76%), 12/16/24 (o)	114,398
200,000	Lloyds Banking Group Plc 4.55%, 08/16/28	238,368
	Standard Chartered Plc 144A
250,000	5.20%, 01/26/24	276,891
100,000	5.30%, 01/09/43	125,739
		1,370,043
United States: 60.3%
50,000	Air Lease Corp. 3.75%, 06/01/26	55,021
50,000	Ally Financial, Inc. 8.00%, 11/01/31	72,655
50,000	Alphabet, Inc. 3.38%, 02/25/24	54,664
	Altria Group, Inc.
100,000	4.25%, 08/09/42	109,610
100,000	4.80%, 02/14/29	118,897
100,000	5.38%, 01/31/44	125,155
50,000	Amazon.com, Inc. 2.50%, 11/29/22	51,806
	Apple, Inc.
75,000	2.85%, 05/11/24	80,700
50,000	3.00%, 02/09/24	53,777
100,000	3.20%, 05/11/27	112,747
100,000	3.25%, 02/23/26	111,661
75,000	3.35%, 02/09/27	84,785
100,000	Ares Capital Corp. 4.20%, 06/10/24	108,375
	AT&T, Inc.
100,000	3.00%, 06/30/22	103,363
50,000	3.40%, 05/15/25	55,252
100,000	3.80%, 02/15/27	114,159
150,000	4.30%, 02/15/30	176,111
50,000	Athene Holding Ltd. 4.13%, 01/12/28	55,917
	Bank of America Corp.
175,000	4.08% (ICE LIBOR USD 3 Month+3.15%), 03/20/51 (o)	211,777
100,000	4.44% (ICE LIBOR USD 3 Month+1.99%), 01/20/48 (o)	127,129
50,000	Becton Dickinson and Co. 3.36%, 06/06/24	54,325
	Berkshire Hathaway Energy Co.
50,000	4.45%, 01/15/49	64,054
75,000	6.13%, 04/01/36	108,016
100,000	Berkshire Hathaway Energy Co. 144A 3.70%, 07/15/30	116,351
	Berkshire Hathaway, Inc.
100,000	2.75%, 03/15/23	104,757
50,000	3.13%, 03/15/26	55,529
50,000	Booking Holdings, Inc. 4.50%, 04/13/27	59,338
50,000	Brighthouse Financial, Inc. 4.70%, 06/22/47	52,969
75,000	Capital One Financial Corp. 3.75%, 07/28/26	84,040
	Charter Communications Operating Capital LLC
100,000	4.46%, 07/23/22	105,086
100,000	4.91%, 07/23/25	115,326
100,000	5.05%, 03/30/29	119,641
75,000	5.38%, 04/01/38	91,506
50,000	Chevron Corp. 2.90%, 03/03/24	53,442
100,000	Dell International LLC / EMC Corp. 144A 8.35%, 07/15/46	148,939
75,000	DH Europe Finance II Sarl 2.60%, 11/15/29	80,500
50,000	Discover Financial Services 4.10%, 02/09/27	57,523
50,000	Dow Chemical Co. 9.40%, 05/15/39	89,174
50,000	DuPont de Nemours, Inc. 5.32%, 11/15/38	66,562
	Energy Transfer Operating LP
50,000	3.75%, 05/15/30	52,577
75,000	4.75%, 01/15/26	84,601
100,000	4.95%, 06/15/28	114,213
50,000	6.25%, 04/15/49	59,228
100,000	6.50%, 02/01/42	121,758
50,000	Enterprise Products Operating LLC 3.13%, 07/31/29	54,842
	Exelon Generation Co. LLC
75,000	3.25%, 06/01/25	81,569
50,000	6.25%, 10/01/39	60,398
125,000	GE Capital Funding LLC 144A 4.40%, 05/15/30	145,101
	General Electric Co.
150,000	4.50%, 03/11/44	179,117
125,000	6.88%, 01/10/39	180,680
75,000	GLP Capital LP / GLP Financing II, Inc. 5.25%, 06/01/25	85,188
	HCA, Inc.
75,000	4.13%, 06/15/29	86,060
100,000	5.00%, 03/15/24	112,681
75,000	5.25%, 04/15/25	87,524
125,000	5.50%, 06/15/47	162,240
50,000	Hewlett Packard Enterprise Co. 6.35%, 10/15/45	65,010
50,000	Home Depot, Inc. 3.75%, 02/15/24	54,760
50,000	HP, Inc. 6.00%, 09/15/41	64,102
50,000	Johnson & Johnson 2.63%, 01/15/25	54,061
75,000	Kinder Morgan Energy Partners LP 6.95%, 01/15/38	102,683
50,000	KKR Group Finance Co III LLC 144A 5.13%, 06/01/44	64,634
50,000	Marathon Petroleum Corp. 6.50%, 03/01/41	67,387
50,000	McDonald’s Corp. 6.30%, 10/15/37	74,046
	Microsoft Corp.
125,000	2.00%, 08/08/23	130,099
110,000	2.70%, 02/12/25	118,926
100,000	3.30%, 02/06/27	113,667
50,000	Midwest Connector Capital Co. LLC 144A 3.90%, 04/01/24	51,178
50,000	ONEOK, Inc. 5.20%, 07/15/48	57,021
50,000	Oracle Corp. 6.50%, 04/15/38	76,910
100,000	PepsiCo, Inc. 0.75%, 05/01/23	101,289
	Phillips 66
75,000	4.65%, 11/15/34	89,620
75,000	5.88%, 05/01/42	101,808
100,000	Prudential Financial, Inc. 5.38% (ICE LIBOR USD 3 Month+3.03%), 05/15/45 (o)	110,500
	Synchrony Financial
50,000	4.25%, 08/15/24	54,976
75,000	4.50%, 07/23/25	84,650
	Sysco Corp.
100,000	3.30%, 07/15/26	110,787
100,000	6.60%, 04/01/40	144,012
	Thermo Fisher Scientific, Inc.
50,000	2.95%, 09/19/26	55,150
100,000	4.50%, 03/25/30	122,446
	Time Warner Cable LLC
100,000	6.55%, 05/01/37	136,724
75,000	6.75%, 06/15/39	105,085
75,000	Time Warner Entertainment Co. LP 8.38%, 03/15/23	87,314
	T-Mobile USA, Inc. 144A
150,000	3.75%, 04/15/27	168,722
200,000	3.88%, 04/15/30	226,084
50,000	TWDC Enterprises 18 Corp. 2.35%, 12/01/22	51,882
75,000	Valero Energy Corp. 7.50%, 04/15/32	104,752
	Verizon Communications, Inc.
50,000	3.38%, 02/15/25	55,052
100,000	5.15%, 09/15/23	112,208
	Walmart, Inc.
50,000	2.85%, 07/08/24	54,060
125,000	3.30%, 04/22/24	135,939
	Wells Fargo & Co.
150,000	5.01% (ICE LIBOR USD 3 Month+4.24%), 04/04/51 (o)	206,664
150,000	5.61%, 01/15/44	205,103
50,000	Westinghouse Air Brake Technologies Corp. 4.95%, 09/15/28	59,332
		9,057,059
Total Corporate Bonds: 98.9% (Cost: $14,863,479)		14,865,412
Other assets less liabilities: 1.1%		167,032
NET ASSETS: 100.0%		$15,032,444

Footnotes:

(o)	Perpetual Maturity - the date shown is the next call date
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $4,172,474, or 27.8% of net assets.

Summary of Investments by Sector	% of Investments	Value
Basic Materials	1.8%	$266,549
Communications	14.9	2,210,720
Consumer, Cyclical	3.4	511,551
Consumer, Non-cyclical	11.7	1,745,347
Energy	16.8	2,499,139
Financial	33.2	4,929,662
Industrial	3.4	503,888
Technology	7.8	1,161,323
Utilities	7.0	1,037,233
	100.0%	$14,865,412

VANECK VECTORS MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Real Estate Investment Trusts: 99.9%
1,575,350	AGNC Investment Corp.	$24,575,460
4,040,081	Annaly Capital Management, Inc.	32,805,458
851,834	Apollo Commercial Real Estate Finance, Inc.	9,523,504
789,854	Arbor Realty Trust, Inc. †	11,263,318
284,273	Ares Commercial Real Estate Corp.	3,217,970
441,392	ARMOUR Residential REIT, Inc. †	4,930,349
438,030	Blackstone Mortgage Trust, Inc. †	11,677,880
852,299	Broadmark Realty Capital, Inc. †	8,770,157
1,149,732	Chimera Investment Corp.	11,612,293
624,570	Colony Credit Real Estate, Inc. *	4,934,103
168,634	Dynex Capital, Inc. †	3,043,844
323,081	Ellington Financial, Inc.	4,833,292
225,289	Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	13,325,844
1,353,499	Invesco Mortgage Capital, Inc. †	5,468,136
207,807	KKR Real Estate Finance Trust, Inc.	3,557,656
876,262	Ladder Capital Corp.	8,613,655
2,879,086	MFA Financial, Inc.	10,479,873
1,298,432	New Residential Investment Corp.	12,192,277
2,716,954	New York Mortgage Trust, Inc.	10,134,238
556,670	Orchid Island Capital, Inc. †	2,877,984
635,404	PennyMac Mortgage Investment Trust	10,960,719
325,615	Ready Capital Corp. †	3,705,499
637,764	Redwood Trust, Inc.	5,472,015
842,404	Starwood Property Trust, Inc.	15,803,499
1,668,660	Two Harbors Investment Corp.	10,128,766
Total Common Stocks (Cost: $255,639,381)		243,907,789
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.7% (Cost: $4,066,506)
Money Market Fund: 1.7%
4,066,506	State Street Navigator Securities Lending Government Money Market Portfolio	4,066,506
Total Investments: 101.6% (Cost: $259,705,887)		247,974,295
Liabilities in excess of other assets: (1.6)%		(3,878,868)
NET ASSETS: 100.0%		$244,095,427

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $39,292,450.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	100.0%	$243,907,789

VANECK VECTORS MUNI ALLOCATION ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 99.8% (a)
24,515	VanEck Vectors High Yield Muni ETF ‡	$1,539,542
28,474	VanEck Vectors Intermediate Muni ETF ‡	1,485,773
79,732	VanEck Vectors Long Muni ETF ‡	1,746,538
10,089	VanEck Vectors Short High Yield Muni ETF ‡	255,605
Total Investments (Cost: $4,680,958)		5,027,458
Other assets less liabilities: 0.2%		9,303
NET ASSETS: 100.0%		$5,036,761

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

A summary of the Fund’s transactions in securities of affiliates for the period ended January 31, 2021 is set forth below:

Affiliates	Value 04/30/20	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 01/31/21
VanEck Vectors High Yield Muni ETF	$—	$1,898,059	$(507,220)	$22,443	$37,390	$126,260	$1,539,542
VanEck Vectors Intermediate Muni ETF	—	2,339,639	(962,213)	37,496	20,309	70,851	1,485,773
VanEck Vectors Long Muni ETF	—	2,534,973	(943,084)	24,883	32,376	129,766	1,746,538
VanEck Vectors Short High Yield Muni ETF	—	474,817	(248,122)	9,287	5,611	19,623	255,605
VanEck Vectors Short Muni ETF	4,591,294	—	(4,599,950)	34,282	6,816	(25,626)	—
	$4,591,294	$7,247,488	$(7,260,589)	$128,391	$102,502	$320,874	$5,027,458

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Funds	100.0%	$5,027,458

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

Number of Shares		Value
PREFERRED SECURITIES: 99.9%
Basic Materials: 3.4%
405,050	ArcelorMittal SA 5.50%, 05/18/23	$21,042,347
166,542	International Flavors & Fragrances, Inc. 6.00%, 09/15/21	6,996,429
		28,038,776
Communications: 12.4%
	AT&T, Inc.
706,542	4.75%, 02/18/25	17,981,494
484,486	5.00%, 12/12/24 †	12,577,257
533,944	5.35%, 11/01/66 †	14,261,644
333,084	5.63%, 08/01/67	9,159,810
302,804	eBay, Inc. 6.00%, 02/01/56 †	7,797,203
	Qwest Corp.
394,654	6.50%, 09/01/56 †	10,130,768
266,467	6.75%, 06/15/57 †	6,946,795
121,122	Telephone & Data Systems, Inc. 7.00%, 03/15/60 †	3,077,710
	United States Cellular Corp.
201,869	5.50%, 03/01/70	5,081,043
201,869	6.25%, 09/01/69	5,404,033
138,079	6.95%, 05/15/60 †	3,518,253
111,028	7.25%, 12/01/63 †	2,830,104
121,122	7.25%, 12/01/64 †	3,091,033
		101,857,147
Consumer, Cyclical: 7.1%
116,075	Aptiv Plc 5.50%, 06/15/23	18,043,859
	Ford Motor Co.
322,991	6.00%, 12/01/59 †	8,378,387
302,804	6.20%, 06/01/59	7,963,745
126,170	Qurate Retail, Inc. 8.00%, 03/15/31	12,624,570
201,970	QVC, Inc. 6.25%, 11/26/68	5,057,329
218,135	WESCO International, Inc. 10.63% (US Treasury Yield Curve Rate T 5 Year+10.32%), 06/22/25	6,779,636
		58,847,526
Consumer, Non-cyclical: 9.5%
208,935	Avantor, Inc. 6.25%, 05/15/22	19,349,470
302,804	Becton Dickinson and Co. 6.00%, 06/01/23 †	17,041,809
101,565	Boston Scientific Corp. 5.50%, 06/01/23 †	11,096,992
	CHS, Inc.
198,841	6.75% (ICE LIBOR USD 3 Month+4.16%), 09/30/24 †	5,501,930
169,570	7.10% (ICE LIBOR USD 3 Month+4.30%), 03/31/24 †	4,710,655
208,935	7.50%, 01/21/25	6,077,919
209,586	7.88%, 09/26/23 †	5,964,818
123,867	8.00%, 07/18/23 †	3,704,862
111,028	Elanco Animal Health, Inc. 5.00%, 02/01/23 †	5,126,163
		78,574,618
Energy: 4.5%
304,294	Blueknight Energy Partners LP 11.00%, †	2,114,843
719,234	Crestwood Equity Partners LP 9.25%,	5,753,872
242,243	Enbridge, Inc. 6.38% (ICE LIBOR USD 3 Month+3.59%), 04/15/78	6,511,492
	Energy Transfer Operating LP
181,682	7.38% (ICE LIBOR USD 3 Month+4.53%), 05/15/23 †	3,797,154
322,991	7.60% (ICE LIBOR USD 3 Month+5.16%), 05/15/24 †	7,112,262
179,664	7.63% (ICE LIBOR USD 3 Month+4.74%), 08/15/23 †	3,864,573
127,033	NGL Energy Partners LP 9.00% (ICE LIBOR USD 3 Month+7.21%), 07/01/22	1,302,088
155,439	NuStar Energy LP 7.63% (ICE LIBOR USD 3 Month+5.64%), 06/15/22	2,668,888
162,505	NuStar Logistics LP 6.98% (ICE LIBOR USD 3 Month+6.73%), 01/15/43	3,602,736
		36,727,908
Finance - Other Services: 0.4%
100,935	National Rural Utilities Cooperative Finance Corp. 5.50%, 05/15/64 †	2,727,264
33,712	Signature Bank/New York NY 5.00%, 12/30/25 #	857,633
		3,584,897
Government: 0.3%
103,546	Tennessee Valley Authority 2.13% (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year+0.94%), 06/01/28	2,621,785
Industrial: 2.3%
156,449	GFL Environmental, Inc. 6.00%, 03/15/23	10,674,515
75,701	Stanley Black & Decker, Inc. 5.25%, 11/15/22	8,249,138
		18,923,653
Real Estate Investment Trusts: 17.8%
	AGNC Investment Corp.
232,150	6.13% (ICE LIBOR USD 3 Month+4.70%), 04/15/25	5,571,600
162,505	6.50% (ICE LIBOR USD 3 Month+4.99%), 10/15/24	3,969,997
131,215	7.00% (ICE LIBOR USD 3 Month+5.11%), 10/15/22 †	3,292,184
108,505	American Homes 4 Rent 6.50%, 05/24/21	2,758,197
	Annaly Capital Management, Inc.
171,589	6.50% (ICE LIBOR USD 3 Month+4.17%), 03/31/23 †	4,217,658
178,654	6.75% (ICE LIBOR USD 3 Month+4.99%), 06/30/24	4,503,867
290,692	6.95% (ICE LIBOR USD 3 Month+4.99%), 09/30/22	7,249,858
100,935	Brookfield Property REIT, Inc. 6.38%, 03/02/21	2,506,216
104,255	Capstead Mortgage Corp. 7.50%, 03/01/21 †	2,563,630
	Chimera Investment Corp.
104,972	7.75% (ICE LIBOR USD 3 Month+4.74%), 09/30/25 †	2,388,113
131,215	8.00% (ICE LIBOR USD 3 Month+5.79%), 03/30/24	3,074,367
	Colony Capital, Inc.
127,178	7.13%, 09/22/22 †	2,978,509
116,075	7.13%, 03/01/21	2,704,547
139,290	7.15%, 06/05/22 †	3,287,244
139,290	Digital Realty Trust, Inc. 5.20%, 10/10/24	3,755,258
	Diversified Healthcare Trust
141,308	5.63%, 08/01/42 †	3,329,216
100,935	6.25%, 02/01/46 †	2,440,608
116,075	Invesco Mortgage Capital, Inc. 7.50% (ICE LIBOR USD 3 Month+5.29%), 09/27/27 †	2,782,318
106,789	Kimco Realty Corp. 5.25%, 12/20/22	2,781,853
111,028	MFA Financial, Inc. 6.50% (ICE LIBOR USD 3 Month+5.34%), 03/31/25 †	2,421,521
204,897	Monmouth Real Estate Investment Corp. 6.13%, 09/15/21	5,179,796
139,290	National Retail Properties, Inc. 5.20%, 10/11/21	3,592,289
	New Residential Investment Corp.
162,505	6.38% (ICE LIBOR USD 3 Month+4.97%), 02/15/25 †	3,435,356
114,056	7.13% (ICE LIBOR USD 3 Month+5.64%), 08/15/24	2,545,730
125,159	Office Properties Income Trust 5.88%, 05/01/46 †	3,177,787
131,215	PS Business Parks, Inc. 4.88%, 11/04/24	3,466,700
	Public Storage
114,056	3.88%, 10/06/25 †	2,884,476
228,112	4.63%, 06/17/25	5,981,097
104,467	4.70%, 11/15/24 †	2,761,063
127,682	4.88%, 09/12/24 †	3,409,109
141,308	4.90%, 10/14/21	3,611,832
131,215	4.95%, 07/20/21	3,344,670
121,122	5.05%, 08/09/22 †	3,212,155
113,047	5.15%, 06/02/22 †	2,973,136
0	0.00%, 01/20/21 †	0
115,065	5.60%, 03/11/24 †	3,245,984
129,999	RLJ Lodging Trust 1.95%, †	3,346,174
	Two Harbors Investment Corp.
119,103	7.25% (ICE LIBOR USD 3 Month+5.01%), 01/27/25	2,691,728
116,075	7.63% (ICE LIBOR USD 3 Month+5.35%), 07/27/27	2,704,547
150,101	VEREIT, Inc. 6.70%, 03/02/21	3,829,076
	Vornado Realty Trust
128,994	5.25%, 12/13/22	3,347,394
121,122	5.25%, 11/24/25	3,110,413
121,122	5.40%, 03/01/21	3,042,585
121,122	5.70%, 03/01/21 †	3,054,697
		146,524,555
Reinsurance: 3.8%
	Aspen Insurance Holdings Ltd.
100,935	5.63%, 10/01/24 †	2,612,198
100,935	5.63%, 01/01/27 †	2,642,478
111,028	5.95% (ICE LIBOR USD 3 Month+4.06%), 07/01/23 †	2,934,470
222,056	Axis Capital Holdings Ltd. 5.50%, 11/07/21	5,700,178
118,637	PartnerRe Ltd. 7.25%, 04/29/21 †	3,054,903
	Reinsurance Group of America, Inc.
161,495	5.75% (ICE LIBOR USD 3 Month+4.04%), 06/15/56 †	4,599,378
161,495	6.20% (ICE LIBOR USD 3 Month+4.37%), 09/15/42 †	4,353,905
	RenaissanceRe Holdings Ltd.
111,028	5.38%, 03/01/21 †	2,830,104
100,935	5.75%, 06/30/23 †	2,790,853
		31,518,467
Technology: 0.5%
171,589	Pitney Bowes, Inc. 6.70%, 03/07/43 †	3,886,491
Utilities: 37.9%
100,935	Alabama Power Co. 5.00%, 10/01/22 †	2,770,666
	Algonquin Power & Utilities Corp.
141,308	6.20% (ICE LIBOR USD 3 Month+4.01%), 07/01/79	3,934,015
116,075	6.88% (ICE LIBOR USD 3 Month+3.68%), 10/17/78	3,212,956
	American Electric Power Co., Inc.
162,505	6.13%, 03/15/22	7,754,739
171,589	6.13%, 08/15/23 #	8,414,725
197,327	CenterPoint Energy, Inc. 7.00%, 09/01/21 †	7,837,828
	CMS Energy Corp.
113,047	5.88%, 10/15/78 †	3,123,489
254,355	5.88%, 03/01/79 †	6,933,717
	Dominion Energy, Inc.
322,991	5.25%, 07/30/76	8,284,719
162,505	7.25%, 06/01/22	16,039,243
	DTE Energy Co.
161,495	5.25%, 12/01/77 †	4,226,324
121,122	5.38%, 06/01/76 †	3,105,568
113,047	6.00%, 12/15/76	3,004,789
262,430	6.25%, 11/01/22	12,171,503
	Duke Energy Corp.
201,869	5.13%, 01/15/73 †	5,216,295
201,869	5.63%, 09/15/78	5,515,061
403,739	5.75%, 06/15/24 †	11,252,206
165,533	Entergy Arkansas, LLC 4.88%, 09/01/66	4,279,028
109,009	Entergy Louisiana, LLC 4.88%, 09/01/66 †	2,864,757
104,972	Entergy Mississippi, LLC 4.90%, 10/01/66 †	2,758,664
77,832	Essential Utilities, Inc. 6.00%, 04/30/22 #	4,595,980
109,009	Georgia Power Co. 5.00%, 10/01/77 †	3,018,459
	NextEra Energy Capital Holdings, Inc.
230,131	5.25%, 06/01/76	5,921,271
277,570	5.65%, 03/01/79 †	7,783,063
	NextEra Energy, Inc.
302,804	4.87%, 09/01/22	18,519,493
504,673	5.28%, 03/01/23	26,969,725
403,739	6.22%, 09/01/23	21,486,990
201,869	NiSource, Inc. 6.50% (US Treasury Yield Curve Rate T 5 Year+3.63%), 03/15/24	5,702,799
161,495	PG&E Corp. 5.50%, 08/16/23	18,420,120
181,682	PPL Capital Funding, Inc. 5.90%, 04/30/73 †	4,661,960
111,028	SCE Trust III 5.75% (ICE LIBOR USD 3 Month+2.99%), 03/15/24	2,700,201
131,215	SCE Trust IV 5.38% (ICE LIBOR USD 3 Month+3.13%), 09/15/25 †	3,175,403
121,122	SCE Trust V 5.45% (ICE LIBOR USD 3 Month+3.79%), 03/15/26	3,092,245
191,776	SCE Trust VI 5.00%, 06/26/22 †	4,710,019
305,832	Sempra Energy 5.75%, 07/01/79	8,349,214
	Southern Co.
302,804	4.20%, 10/15/60 †	7,585,240
403,739	4.95%, 01/30/80 †	10,537,588
322,991	5.25%, 10/01/76	8,326,708
181,682	5.25%, 12/01/77 †	4,858,177
348,224	6.75%, 08/01/22	17,132,621
100,935	Spire, Inc. 5.90%, 08/15/24 †	2,780,759
		313,028,327
Total Preferred Securities (Cost: $785,576,095)		824,134,150
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.5% (Cost: $20,984,364)
Money Market Fund: 2.5%
20,984,364	State Street Navigator Securities Lending Government Money Market Portfolio	20,984,364
Total Investments: 102.4% (Cost: $806,560,459)		845,118,514
Liabilities in excess of other assets: (2.4)%		(19,831,557)
NET ASSETS: 100.0%		$825,286,957

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $28,817,815.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $13,868,338 which represents 1.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.4%	$28,038,776
Communications	12.4	101,857,147
Consumer, Cyclical	7.1	58,847,526
Consumer, Non-cyclical	9.5	78,574,618
Energy	4.5	36,727,908
Financial	1.2	9,579,786
Government	0.3	2,621,785
Industrial	2.3	18,923,653
Real Estate Investment Trusts	17.0	140,529,666
Reinsurance	3.8	31,518,467
Technology	0.5	3,886,491
Utilities	38.0	313,028,327
	100.0%	$824,134,150

VANECK VECTORS SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 99.1%
Alabama: 2.0%
$500,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22 (c)	$538,685
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
150,000	6.45%, 03/01/21 (c)	150,207
150,000	6.45%, 03/01/21 (c)	150,207
500,000	Alabama Special Care Facilities Financing Authority, Methodist Home for Aging, Series 1 (RB) 5.50%, 06/01/26 (c)	532,935
500,000	Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 09/01/25 (c) (p)	579,685
1,000,000	Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 01/01/24 (c) (p)	1,105,360
1,775,000	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB) 4.50%, 05/01/29 (c)	2,011,146
		5,068,225
American Samoa: 0.3%
	American Samoa Economic Development Authority, Series A (RB)
400,000	6.00%, 09/01/23	424,468
250,000	6.50%, 09/01/28	302,847
		727,315
Arizona: 1.8%
	Arizona Industrial Development Authority, Basis School Projects, Series A (RB)
225,000	4.75%, 07/01/23 (c)	243,527
200,000	5.00%, 07/01/26	221,986
500,000	Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series A (RB) (AGM) 6.75%, 07/01/27 (c)	534,465
1,000,000	Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series C (RB) (AGM) 6.75%, 07/01/27 (c)	1,065,870
500,000	Arizona Industrial Development Authority, Leman Academy of Excellence - East Tucson and Central Tucson Projects, Series A (RB) 4.00%, 07/01/24 (c)	523,440
520,000	Arizona Industrial Development Authority, Pinecrest Academy of Nevada-Cadence Campus Project, Series A (RB) 4.00%, 07/15/28 (c)	567,076
500,000	Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB) 4.00%, 07/01/25	527,435
240,000	Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB) 4.00%, 07/01/29	265,622
250,000	Pima County Industrial Development Authority, American Leadership Academy Project (RB) 4.13%, 06/15/22 (c)	253,975
	Salt Verde Financial Corp. (RB)
65,000	5.25%, 12/01/21	67,450
200,000	5.25%, 12/01/23	225,056
65,000	5.25%, 12/01/24	75,839
10,000	5.25%, 12/01/28	12,977
		4,584,718
California: 6.7%
250,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series A (RB) 5.00%, 05/01/23	276,573
	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series H (RB)
500,000	5.00%, 05/01/26	617,135
500,000	5.00%, 05/01/27	633,630
500,000	5.00%, 05/01/29	660,630
375,000	Bay Area Toll Authority, Series S-4 (RB) 5.00%, 04/01/23 (c)	414,709
	California Municipal Finance Authority, Community Medical Centers, Series A (RB)
50,000	5.00%, 02/01/27 (c)	61,179
50,000	5.00%, 02/01/27	61,704
	California Municipal Finance Authority, LINXS APM Project, Series A (RB)
545,000	5.00%, 06/30/27	680,863
220,000	5.00%, 06/30/28	280,447
2,210,000	California Municipal Finance Authority, United Airlines, Inc. Los Angeles International Airport Project (RB) 4.00%, 07/15/29	2,497,101
1,000,000	California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) 7.00%, 07/01/22 (d) *	650,000
400,000	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series A-1 (RB) 3.38%, 07/01/25	452,200
1,000,000	California School Finance Authority, Grimmway Schools - Obligated Group, Series A (RB) 4.25%, 07/01/26 (c)	1,085,620
50,000	California Statewide Communities Development Authority, California Baptist University, Series A (RB) 3.00%, 11/01/22	50,816
67,243	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB) 5.75%, 03/01/21 (c)	63,881
192,390	California Statewide Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 03/01/21 (c)	182,770
200,000	California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB) 5.00%, 07/01/24	210,894
350,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.00%, 06/01/26 (c)	421,424
250,000	California Statewide Communities Development Authority, NCCD-Hooper Street LLC-California College of the Arts Project (RB) 5.00%, 07/01/29	279,553
500,000	California Statewide Communities Development Authority, Southern California Edison Company, Series C (RB) 2.63%, 12/01/23 (p)	534,280
20,000	City of Modesto, Community Center Refinancing Project, Series A (CP) (AMBAC) 5.00%, 11/01/23	20,257
500,000	City of Oroville Hospital (RB) 5.00%, 04/01/29 (c)	603,420
250,000	County of Sacramento, Airport System, Series C (RB) 5.00%, 07/01/27	314,117
115,000	County of Sacramento, Airport System, Series E (RB) 5.00%, 07/01/28	148,501
580,000	El Centro Financing Authority, El Centro Regional Medical Center Project (RB) 4.50%, 07/01/26 (c)	605,102
145,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	155,394
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
110,000	5.00%, 06/01/23	122,134
110,000	5.00%, 06/01/25	131,702
250,000	5.00%, 06/01/26	308,212
110,000	Irvine Unified School District Community Facilities District No. 09-1, Series D (ST) 5.00%, 09/01/26	136,294
230,000	Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/24	263,937
265,000	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.50%, 11/15/30	365,673
165,000	Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	176,897
1,250,000	Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,397,462
380,000	Oakland Unified School District (GO) 5.00%, 08/01/26	467,651
	Palomar Health (RB)
250,000	5.00%, 11/01/25	295,142
90,000	5.00%, 11/01/26 (c)	107,305
250,000	Port of Oakland (RB) 5.00%, 11/01/23	280,473
110,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	127,117
110,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/23	124,474
	San Francisco Community College District (GO)
85,000	5.00%, 06/15/22	90,687
205,000	5.00%, 06/15/25 (c)	247,035
120,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	128,120
370,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21 (d) *	253,820
100,000	Westlands Water District, Series A (RB) (AGM) 5.00%, 09/01/22 (c)	107,620
		17,093,955
Colorado: 2.3%
500,000	Arista Metropolitan District in the City and County of Broomfield, Series A (GO) 4.38%, 12/01/23 (c)	537,280
295,000	City and County of Denver, Airport System, Series A (RB) 5.00%, 12/01/28 (c)	377,084
400,000	City and County of Denver, Airport System, Series D (RB) 5.00%, 11/15/22 (p)	433,612
100,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	109,615
	Denver Convention Center Hotel Authority (RB)
120,000	5.00%, 12/01/22	128,491
600,000	5.00%, 12/01/26 (c)	719,220
1,345,000	Dominion Water and Sanitation District (RB) 5.25%, 12/01/21 (c)	1,414,214
645,000	Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA) 4.50%, 11/01/25 (c)	656,268
500,000	Painted Prairie Public Improvement Authority (RB) 4.00%, 12/01/24 (c)	535,690
140,000	Public Authority for Colorado Energy, Natural Gas Purchase (RB) 6.25%, 11/15/28	178,893
200,000	Southlands Metropolitan District No. 1, Series A-1 (GO) 3.50%, 12/01/27	212,600
500,000	STC Metropolitan District No. 2, Series A (GO) 4.00%, 12/01/24 (c)	528,060
		5,831,027
Connecticut: 1.2%
405,000	City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	446,055
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
250,000	5.25%, 02/01/22	252,613
250,000	5.50%, 02/01/23	259,025
250,000	State of Connecticut, Series B (GO) 5.00%, 04/15/28	325,495
100,000	State of Connecticut, Series D (GO) 5.00%, 11/01/21 (c)	103,543
305,000	State of Connecticut, Special Tax Obligation, Series A (RB) 5.00%, 01/01/23 (c)	331,928
250,000	State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 09/01/26 (c)	311,470
500,000	Town of Hamden (RB) 5.00%, 01/01/26 (c)	539,350
380,000	University of Connecticut, Series A (RB) 5.00%, 03/15/25	451,208
		3,020,687
Delaware: 0.2%
500,000	Delaware Economic Development Authority, NRG Energy Project, Series A (RB) 1.25%, 10/01/25 (c) (p)	511,010
District of Columbia: 0.7%
1,250,000	District of Columbia, Ingleside at Rock Creek Project, Series A (RB) 4.13%, 07/01/24 (c)	1,273,950
500,000	District of Columbia, Latin American Montessori Bilingual Public Charter School Issue (RB) 4.00%, 06/01/30	562,450
		1,836,400
Florida: 6.3%
500,000	Capital Projects Finance Authority, Capital Projects Loan Program - Florida Universities, Series A-1 (RB) 5.00%, 10/01/30	601,000
500,000	Capital Trust Agency, Senior Living Facilities, Elim Senior Housing, Inc. (RB) 5.00%, 08/01/24 (c)	463,510
470,000	Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series C (RB) 4.00%, 09/15/27 (c)	504,733
250,000	Florida Development Finance Corp., Southwest Charter Foundation Inc. Project, Series A (RB) 5.13%, 06/15/27	260,975
	Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
2,515,000	6.25%, 03/01/21 (c) (p)	2,478,809
2,730,000	6.38%, 03/01/21 (c) (p)	2,667,592
4,750,000	6.50%, 03/01/21 (c) (p)	4,598,807
500,000	Florida Development Finance Corp., Waste Pro USA, Inc. Project (RB) 5.00%, 05/01/22 (c)	543,220
110,000	JEA Electric System, Series Three B (RB) 5.00%, 10/01/27 (c)	139,279
315,000	Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB) 5.00%, 06/01/25 (c)	315,951
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
250,000	5.00%, 10/01/23	277,595
250,000	5.00%, 10/01/24	287,510
125,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	131,573
500,000	Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB) 5.00%, 04/01/29	551,525
120,000	School Board of Miami-Dade County, Series D (CP) 5.00%, 02/01/26 (c)	144,283
250,000	School District of St. Lucie County, Sales Tax (RB) (AGM) 5.00%, 10/01/25	301,612
415,000	Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series A (RB) 5.00%, 11/15/26 (c)	424,748
490,000	Village Community Development District No. 12 (SA) (SAW) 3.80%, 05/01/28	533,919
	Village Community Development District No. 13 (SA)
500,000	2.63%, 05/01/24	510,285
250,000	3.00%, 05/01/29	266,098
		16,003,024
Georgia: 1.4%
250,000	Atlanta Development Authorities Senior Health Care Facilities, Proton Treatment Center Project, Series A-1 (RB) 6.00%, 01/01/23	160,028
	Burke County Development Authority (RB)
250,000	2.25%, 05/25/23 (p)	259,963
250,000	2.93%, 03/12/24 (p)	268,010
1,000,000	Burke County Development Authority, Series E (RB) 3.25%, 02/03/25 (p)	1,099,040
250,000	Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	249,195
400,000	Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB) (SD CRED PROG) 3.00%, 04/01/24	392,520
380,000	Georgia Local Government (CP) (NATL) 4.75%, 06/01/28	433,192
	Main Street Natural Gas, Inc., Series A-1 (RB)
130,000	5.50%, 09/15/23	147,360
135,000	5.50%, 09/15/25	164,865
250,000	Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	269,430
250,000	White County Development Authority, Truett McConnell University Project, Series A (RB) 5.00%, 10/01/26 (c)	264,813
		3,708,416
Guam: 0.9%
	Guam Government, Business Privilege Tax, Series A (RB)
300,000	5.00%, 01/01/22 (c)	309,651
110,000	5.00%, 01/01/22 (c)	113,193
360,000	Guam Government, Business Privilege Tax, Series D (RB) 5.00%, 11/15/25 (c)	416,344
250,000	Guam Government, Department of Education, John F. Kennedy High School Refunding and Energy Efficiency Project, Series A (CP) 3.63%, 02/01/25	260,690
1,000,000	Guam Government, Series A (RB) 5.00%, 12/01/24	1,134,240
		2,234,118
Illinois: 17.5%
	Chicago Board of Education, Series A (GO)
250,000	0.00%, 12/01/22 ^	245,858
310,000	0.00%, 12/01/24 ^	296,918
310,000	0.00%, 12/01/26 ^	285,402
435,000	0.00%, 12/01/28 ^	379,015
500,000	4.00%, 12/01/22	529,940
200,000	5.00%, 12/01/28 (c)	258,064
250,000	5.00%, 12/01/28 (c)	313,875
500,000	5.00%, 12/01/30 (c)	635,495
230,000	5.50%, 12/01/26	284,317
200,000	7.00%, 12/01/25 (c)	255,654
1,000,000	Chicago Board of Education, Series B (GO) 5.00%, 12/01/29 (c)	1,277,730
350,000	Chicago Board of Education, Series B-1 (GO) 0.00%, 12/01/23 ^	340,091
500,000	Chicago Board of Education, Series C (GO) 5.00%, 12/01/27	623,685
260,000	Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/24 (c)	292,760
	Chicago O’Hare International Airport, Series B (RB)
300,000	4.00%, 01/01/22 (c)	308,136
190,000	5.00%, 01/01/25 (c)	222,118
105,000	5.00%, 01/01/25 (c)	124,316
575,000	Chicago School Reform Board of Trustees, Series A (GO) 0.00%, 12/01/29 ^	485,403
	Chicago School Reform Board of Trustees, Series B-1 (GO)
515,000	0.00%, 12/01/24 ^	493,267
560,000	0.00%, 12/01/25 ^	527,559
490,000	0.00%, 12/01/26 ^	451,118
1,515,000	0.00%, 12/01/28 ^	1,320,019
585,000	0.00%, 12/01/29 ^	493,845
190,000	0.00%, 12/01/30 ^	155,536
200,000	Chicago Transit Authority (RB) 5.25%, 12/01/21 (c)	208,566
115,000	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/24	131,283
100,000	City of Chicago, Motor Fuel Tax (RB) (AGM) 5.00%, 01/01/24 (c)	109,561
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
280,000	5.00%, 01/01/25	320,905
350,000	5.25%, 01/01/25 (c)	398,419
	City of Chicago, Series A (GO)
715,000	5.00%, 01/01/24 (c)	789,532
500,000	5.00%, 01/01/30	632,645
270,000	5.25%, 01/01/24 (c)	298,809
180,000	5.25%, 01/01/24 (c)	198,684
	City of Chicago, Series C (GO)
300,000	5.00%, 01/01/22 (c)	310,830
95,000	5.00%, 01/01/22	99,126
455,000	5.00%, 01/01/23	490,135
400,000	5.00%, 01/01/24	444,436
1,090,000	5.00%, 01/01/25	1,249,238
	City of Chicago, Water Revenue, Second Lien (RB)
100,000	5.00%, 11/01/22 (c)	107,383
150,000	5.00%, 11/01/24 (c)	171,780
100,000	5.00%, 11/01/24 (c)	113,876
270,000	5.00%, 11/01/24 (c)	308,035
100,000	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB) 5.00%, 11/01/26 (c)	122,779
240,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	267,799
500,000	Cook County, Series A (GO) 5.25%, 11/15/21 (c)	519,905
1,190,000	Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27 (d) *	1,075,760
250,000	Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB) 5.00%, 11/01/26 (c)	288,002
1,700,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 4.75%, 08/01/30 (p)	1,837,564
100,000	Illinois Finance Authority, Roosevelt University (RB) 5.40%, 03/01/21 (c)	100,237
250,000	Illinois Finance Authority, Three Crowns Park (RB) 4.00%, 02/15/24 (c)	245,655
	Illinois Sports Facilities Authority (RB) (AMBAC)
260,000	0.00%, 06/15/26 ^	234,286
395,000	5.00%, 06/15/28	462,205
545,000	5.00%, 06/15/29	644,321
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
215,000	0.00%, 12/15/22 ^	210,928
130,000	0.00%, 12/15/24 ^	123,737
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
115,000	0.00%, 06/15/28 ^	100,913
110,000	5.00%, 06/15/22 (c)	116,299
970,000	5.00%, 06/15/22 (c)	1,023,040
35,000	5.00%, 12/15/22	37,725
500,000	5.00%, 12/15/27 (c)	609,700
330,000	Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/26 (c)	408,523
	State of Illinois (RB)
100,000	3.75%, 06/15/21 (c)	100,962
290,000	4.00%, 03/01/22 (c)	298,590
185,000	4.00%, 08/01/22 (c)	192,663
430,000	4.00%, 06/15/26 (c)	478,874
300,000	4.13%, 03/01/22 (c)	308,376
100,000	4.13%, 11/01/26 (c)	110,935
540,000	5.00%, 03/01/21 (c)	541,922
445,000	5.00%, 01/01/22 (c)	460,197
200,000	5.00%, 02/01/22	208,592
655,000	5.00%, 05/01/22	689,604
180,000	5.00%, 06/15/22	189,412
750,000	5.00%, 08/01/22	797,130
920,000	5.00%, 08/01/22 (c)	975,007
195,000	5.00%, 08/01/22	207,734
190,000	5.00%, 06/15/23 (c)	209,353
285,000	5.00%, 06/15/23 (c)	313,107
525,000	5.00%, 06/15/23	572,234
700,000	5.00%, 08/01/23	770,518
500,000	5.00%, 02/01/24	559,200
150,000	5.00%, 02/01/24 (c)	166,902
120,000	5.00%, 02/01/24	134,208
100,000	5.00%, 05/01/24 (c)	111,328
705,000	5.00%, 11/01/24	794,472
1,315,000	5.00%, 12/01/25	1,539,944
200,000	5.00%, 01/01/26	234,616
515,000	5.00%, 02/01/26	605,506
455,000	5.00%, 06/01/26 (c)	536,081
100,000	5.00%, 06/01/26	118,480
500,000	5.00%, 02/01/27	600,345
275,000	5.25%, 07/01/23 (c)	298,878
270,000	5.50%, 07/01/23 (c)	298,801
60,000	5.50%, 07/01/23 (c)	66,316
500,000	5.50%, 07/01/23 (c)	552,905
	State of Illinois, Series A (GO)
220,000	4.00%, 03/01/21 (c)	220,510
100,000	4.00%, 01/01/22 (c)	102,613
100,000	4.00%, 01/01/22 (c)	102,247
170,000	4.00%, 01/01/22 (c)	174,755
105,000	4.00%, 01/01/22	108,229
50,000	4.00%, 01/01/22 (c)	51,441
315,000	State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	373,773
	State of Illinois, Series D (GO)
165,000	3.25%, 11/01/26	177,058
500,000	5.00%, 11/01/25	577,780
2,505,000	5.00%, 11/01/26	2,955,725
130,000	5.00%, 11/01/27	156,189
110,000	5.00%, 11/01/27 (c)	131,362
		44,587,616
Indiana: 1.0%
290,000	City of Anderson, Anderson University (RB) 4.75%, 10/01/22 (c)	288,509
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
1,000,000	3.00%, 11/01/30	1,082,480
1,000,000	3.00%, 11/01/30	1,082,480
		2,453,469
Iowa: 1.0%
270,000	City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	265,826
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
330,000	3.13%, 02/19/21 (c)	340,204
500,000	5.25%, 12/01/23 (c)	554,850
450,000	Iowa Finance Authority, Northcrest, Inc. Project, Series B (RB) 5.00%, 03/01/24 (c)	491,404
880,000	Iowa Higher Education Loan Authority, Wartburg College Project (RB) 4.00%, 10/01/25	897,794
		2,550,078
Kansas: 0.3%
400,000	City of Goddard, Olympic Park Star Bond Project (RB) 3.60%, 12/01/22 (c)	403,804
370,000	Kansas Development Finance Authority, Village Shalom Project, Series B (RB) 4.00%, 11/15/25	373,193
		776,997
Kentucky: 0.4%
140,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/26	171,615
325,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB) 5.00%, 11/01/26 (c)	396,435
100,000	Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB) 5.00%, 05/15/26	107,077
175,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/25 (c)	205,137
140,000	Kentucky State Property and Building Commission No. 108, Series A (RB) 5.00%, 08/01/25 (c)	164,948
		1,045,212
Louisiana: 1.4%
	Calcasieu Parish Memorial Hospital Service District (RB)
1,025,000	5.00%, 12/01/27	1,174,906
150,000	5.00%, 12/01/29	174,921
20,000	City of New Orleans, Sewerage Service (RB) 5.00%, 06/01/22	21,186
600,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 5.50%, 11/15/25	650,592
329,665	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) *	3
521,317	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) *	5
910,000	Parish of St. Charles, Gulf Opportunity Zone, Valero Project (RB) 4.00%, 06/01/22 (p)	952,233
500,000	Parish of St. James, NuStar Logistics, L.P. Project (RB) 6.10%, 06/01/30 (p)	635,110
		3,608,956
Maryland: 1.8%
200,000	City of Baltimore, East Baltimore Research Park Project, Series A (RB) 4.00%, 09/01/27	214,982
150,000	City of Baltimore, Harbor Point Project (RB) 4.25%, 06/01/26	161,931
200,000	County of Howard, Series A (TA) 4.00%, 02/15/26 (c)	213,176
350,000	Frederick County, Educational Facilities Project, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27	389,557
695,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 03/01/21 (c)	702,784
245,000	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA) 3.75%, 01/01/27 (c)	264,112
500,000	Maryland Economic Development Corp., Port Covington Project (TA) 3.25%, 09/01/30	551,485
1,500,000	Maryland Economic Development Corp., Purple Line Light Rail Project, Series A (RB) 5.00%, 11/30/21 (c)	1,532,220
425,000	Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	513,557
		4,543,804
Massachusetts: 0.9%
490,000	Collegiate Charter School of Lowell (RB) 5.00%, 06/15/26 (c)	555,395
310,000	Massachusetts Development Finance Agency, CareGroup Issue, Series I (RB) 5.00%, 07/01/26 (c)	383,197
130,000	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 07/01/22 (c)	138,806
250,000	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB) 4.00%, 10/01/22 (c)	273,925
335,000	Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	416,978
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	120,938
275,000	Massachusetts Educational Financing Authority (RB) 5.00%, 01/01/25 (c)	315,485
		2,204,724
Michigan: 0.7%
250,000	Grand Rapids Economic Development Corp., Beacon Hill at Eastgate, Series A (RB) 4.00%, 11/01/24 (c)	257,900
500,000	Great Lakes Water Authority, Water Supply System, Senior Lien, Series C (RB) 5.00%, 07/01/26 (c)	622,030
580,000	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) 5.00%, 07/01/24 (c)	642,373
155,000	Michigan Strategic Fund, I-75 Improvement Project (RB) 5.00%, 12/31/28 (c)	198,921
		1,721,224
Minnesota: 0.7%
100,000	City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	104,344
160,000	City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.13%, 07/01/25	158,656
350,000	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB) 5.25%, 07/01/25 (c)	378,707
640,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series B (RB) 5.00%, 01/01/25	757,459
250,000	Rice County, Educational Facilities, Shattuck-St. Mary’s School Project (RB) 5.00%, 08/01/22	256,810
120,000	Saint Paul Housing and Redevelopment Authority, Series A (RB) 5.00%, 09/01/26	134,530
		1,790,506
Missouri: 0.6%
170,000	City of St. Ann, Northwest Plaza Redevelopment, Series A (TA) 4.00%, 11/01/26	173,672
220,000	Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	215,081
475,000	Maryland Heights Industrial Development Authority, San Louis Community Ice Center Project, Series A (RB) 4.38%, 03/15/28 (c)	463,196
500,000	St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB) 5.00%, 09/01/25 (c)	578,550
		1,430,499
Montana: 0.1%
220,000	City of Forsyth, Rosebud County, Montana Pollution Control (RB) 2.00%, 08/01/23	226,409
Nebraska: 0.1%
100,000	Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 09/01/28	128,189
100,000	Nebraska Public Power District (RB) 5.00%, 01/01/22	104,465
		232,654
Nevada: 1.1%
405,000	City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 03/01/21 (c)	376,970
450,000	City of Sparks, Tourism Improvement District No. 1, Legends at Sparks Marina (RB) 2.50%, 06/15/24	454,333
	Clark County School District, Series B (GO) (AGM)
250,000	5.00%, 06/15/29 (c)	326,387
250,000	5.00%, 06/15/29	329,715
115,000	Clark County School District, Series C (GO) 5.00%, 12/15/25 (c)	137,836
100,000	County of Clark, Airport System, Series A-2 (RB) 5.00%, 07/01/24 (c)	116,230
500,000	State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27	508,120
500,000	State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB) 4.50%, 12/15/25 (c)	536,070
		2,785,661
New Hampshire: 0.2%
250,000	National Finance Authority, Covanta Project, Series A (RB) 4.00%, 07/01/23 (c)	263,175
290,000	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB) 5.25%, 07/01/24 (c) (d) *	217,500
		480,675
New Jersey: 11.5%
240,000	Garden State Preservation Trust, Open Space and Farmland Preservation Bonds, Series B (RB) (AGM) 0.00%, 11/01/22 ^	237,528
575,000	Gloucester County, Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	607,809
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
345,000	4.25%, 06/15/22 (c)	356,975
165,000	5.00%, 06/15/22	173,936
150,000	5.00%, 06/15/22 (c)	158,019
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
175,000	5.13%, 08/20/22 (c)	186,419
2,000,000	5.25%, 08/20/22 (c)	2,132,920
300,000	5.75%, 09/15/22 (c)	308,421
55,000	New Jersey Economic Development Authority, Lions Gate Project (RB) 4.38%, 01/01/24	55,576
210,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	248,000
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
500,000	4.00%, 11/01/25	576,605
115,000	5.00%, 11/01/25	138,259
110,000	New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	141,847
115,000	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	144,107
100,000	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 5.50%, 12/15/26 (c)	124,207
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB) 5.25%, 03/01/21 (c)	501,940
	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
520,000	5.25%, 03/01/21 (c)	522,018
240,000	5.25%, 03/01/21 (c)	240,931
225,000	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB) 5.00%, 03/01/22 (c)	236,059
145,000	New Jersey Economic Development Authority, School Facilities Construction, Series N-1 (RB) 5.50%, 09/01/23	163,796
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
655,000	5.00%, 03/01/23 (c)	711,376
565,000	5.00%, 03/01/23 (c)	616,534
640,000	5.00%, 03/01/23 (c)	696,198
300,000	5.00%, 03/01/23 (c)	327,879
200,000	5.00%, 03/01/23 (c)	218,696
500,000	5.00%, 03/01/23 (c)	546,495
340,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/24 (c)	389,093
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
440,000	4.25%, 06/15/25 (c)	503,158
130,000	4.38%, 06/15/25 (c)	148,522
345,000	5.00%, 06/15/25 (c)	408,404
750,000	New Jersey Economic Development Authority, State House Project, Series B (RB) 4.00%, 12/15/28 (c)	894,847
175,000	New Jersey Economic Development Authority, West Campus Housing, LLC - New Jersey City University Student Housing Project, Series A (RB) 4.13%, 07/01/25 (c)	171,714
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
145,000	5.00%, 06/15/24 (c)	165,937
175,000	5.00%, 06/15/24 (c)	200,659
315,000	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 10/01/24	361,147
500,000	New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.25%, 01/01/26	619,485
	New Jersey Transportation Trust Fund Authority, Series A (RB)
120,000	0.00%, 12/15/25 ^	113,591
360,000	0.00%, 12/15/26 ^	333,292
330,000	5.00%, 06/15/21 (c)	335,541
500,000	5.00%, 12/15/24	584,485
500,000	5.00%, 12/15/25	603,625
500,000	5.00%, 06/15/26 (c)	593,900
1,050,000	5.00%, 12/15/26	1,297,254
170,000	5.50%, 12/15/22	186,097
110,000	New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 5.00%, 06/15/26 (c)	131,634
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
235,000	4.00%, 06/15/22 (c)	245,178
605,000	5.00%, 06/15/22 (c)	640,132
200,000	5.00%, 06/15/22	212,550
205,000	5.00%, 06/15/22 (c)	217,829
285,000	5.00%, 06/15/23 (c)	314,905
275,000	5.00%, 06/15/25 (c)	325,539
500,000	5.00%, 12/15/28 (c)	629,290
100,000	5.25%, 06/15/25 (c)	118,909
365,000	5.25%, 06/15/25 (c)	430,747
100,000	New Jersey Transportation Trust Fund Authority, Series B (RB) 5.25%, 06/15/21 (c)	101,771
1,500,000	New Jersey Transportation Trust Fund Authority, Series BB-1 (RB) 5.00%, 12/15/28 (c)	1,887,870
	New Jersey Transportation Trust Fund Authority, Series C (RB)
1,300,000	0.00%, 12/15/27 ^	1,184,469
1,415,000	0.00%, 12/15/28 ^	1,255,926
290,000	0.00%, 12/15/29 ^	259,611
540,000	0.00%, 12/15/30 ^	454,734
	New Jersey Transportation Trust Fund Authority, Series D (RB)
480,000	5.00%, 12/15/23	542,203
130,000	5.25%, 12/15/23	147,771
65,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	68,611
	State of New Jersey, Various Purposes (GO)
80,000	3.00%, 06/01/26	90,084
110,000	4.00%, 06/01/23 (c)	118,971
100,000	5.00%, 06/01/27	126,160
	Tobacco Settlement Financing Corp., Series A (RB)
500,000	5.00%, 06/01/23	554,850
500,000	5.00%, 06/01/28 (c)	647,565
150,000	5.00%, 06/01/28 (c)	195,383
		29,185,993
New York: 9.0%
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
1,600,000	5.00%, 07/15/23	1,761,648
1,750,000	5.00%, 07/15/24	1,993,372
100,000	5.00%, 07/15/26	121,057
1,800,000	5.00%, 01/15/27 (c)	2,163,150
100,000	5.00%, 01/15/27 (c)	121,576
100,000	5.00%, 01/15/27 (c)	122,347
740,000	Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB) 5.00%, 12/31/28	822,073
250,000	Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 05/15/26 (c)	294,547
250,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 05/15/28 (c)	310,290
	Metropolitan Transportation Authority, Series D (RB)
125,000	5.00%, 11/15/21 (c)	129,853
150,000	5.00%, 11/15/21 (c)	155,823
500,000	5.00%, 11/15/26 (c)	597,055
	Metropolitan Transportation Authority, Series D-1 (RB)
250,000	5.00%, 11/15/25 (c)	293,037
250,000	5.00%, 11/15/25 (c)	293,162
25,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC) 5.00%, 03/01/21 (c)	25,006
105,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	111,868
250,000	New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB) 5.00%, 08/01/24	285,510
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
2,000,000	5.00%, 08/01/21 (c)	2,030,340
760,000	5.00%, 08/01/21 (c)	773,368
1,000,000	5.25%, 08/01/30 (c)	1,167,640
	New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
1,000,000	4.00%, 10/01/30	1,186,520
780,000	5.00%, 01/01/28 (c)	954,595
160,000	5.00%, 01/01/28 (c)	194,627
50,000	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB) 5.00%, 01/01/22	51,871
500,000	Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series B (RB) 3.50%, 07/01/23 (c)	524,345
25,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/21 (c)	25,475
1,000,000	Suffolk Tobacco Asset Securitization Corp., Series B (RB) 5.38%, 03/01/21 (c)	1,000,560
	Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
1,130,000	5.00%, 01/01/26 (c)	1,192,817
750,000	5.00%, 01/01/26 (c)	795,840
665,000	Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26 (c)	743,477
	Town of Ramapo, Public Improvement, Series A (GO) (FGIC)
120,000	4.00%, 05/15/23 (c)	120,034
100,000	4.13%, 05/15/23 (c)	100,087
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
1,500,000	5.00%, 06/01/23	1,546,800
70,000	5.00%, 06/01/27	88,360
70,000	5.00%, 06/01/27 (c)	88,029
445,000	Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB) 4.00%, 09/15/24 (c)	436,705
200,000	Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 4.00%, 10/15/29	219,630
		22,842,494
North Carolina: 0.3%
125,000	North Carolina Eastern Municipal Power Agency, Series B (RB) 6.00%, 01/01/25	152,429
265,000	North Carolina Medical Care Commission, Retirement Facilities (RB) 5.13%, 07/01/23	272,115
350,000	North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/25	410,648
		835,192
North Dakota: 0.4%
1,000,000	Grand Forks County, Solid Waste Disposal, Red River Biorefinery LLC (RB) 5.75%, 09/15/26 (c)	952,520
Ohio: 2.6%
500,000	American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/29	658,625
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
250,000	5.00%, 02/15/25	287,580
50,000	5.00%, 02/15/26	59,232
110,000	5.00%, 02/15/27 (c)	132,224
250,000	5.00%, 02/15/27	303,087
50,000	County of Muskingum, Genesis HealthCare System (RB) 4.00%, 02/15/23	52,685
260,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	267,745
2,000,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	2,197,960
550,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series D (RB) 2.88%, 02/01/26	579,898
2,000,000	Port of Greater Cincinnati Development Authority, Convention Center Hotel Acquisition and Demolition Project, Series A (RB) 3.00%, 05/01/22 (c)	2,001,320
		6,540,356
Oklahoma: 0.7%
250,000	Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB) 5.00%, 08/15/27	303,892
1,500,000	Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	1,635,015
		1,938,907
Oregon: 1.0%
	Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) (SAW)
1,000,000	6.50%, 04/01/28 (c) (d) *	550,000
1,500,000	6.50%, 04/01/28 (c) (d) *	825,000
500,000	11.50%, 04/01/26 (c) (d) *	275,000
500,000	Port of Portland, International Airport Passenger Facility Charge, Series A (RB) 5.00%, 07/01/21 (c)	509,540
325,000	Yamhill County Hospital Authority, Friendsview Retirement Community Oregon, Series A (RB) 5.00%, 11/15/24 (c)	354,260
		2,513,800
Pennsylvania: 5.7%
500,000	Allegheny County Industrial Development Authority, United States Steel Corp. Project (RB) 4.88%, 11/01/24	533,700
	Allentown Neighborhood Improvement Zone Development Authority (RB)
550,000	5.00%, 05/01/22	573,298
555,000	5.00%, 05/01/23	596,164
1,250,000	5.00%, 05/01/27	1,479,187
250,000	5.00%, 05/01/28	299,610
1,000,000	5.00%, 05/01/28	1,177,080
	Berks County Industrial Development Authority, Tower Health Project (RB)
200,000	4.00%, 11/01/27 (c)	212,188
1,000,000	5.00%, 11/01/25	1,140,220
80,000	City of Philadelphia, Gas Works, Series 13 (RB) 5.00%, 08/01/25	95,285
500,000	Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	552,985
	Dauphin County General Authority, The Harrisburg University of Science and Technology Project (RB)
245,000	4.00%, 10/15/22	248,540
500,000	4.25%, 10/15/26	523,955
250,000	5.00%, 10/15/27	271,908
500,000	5.00%, 10/15/28 (c)	526,400
135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	139,911
250,000	Doylestown Hospital Authority, Series A (RB) (SBG) 5.00%, 07/01/23 (c)	268,903
650,000	Fulton County Industrial Development Authority, The Fulton County Medical Center Project (RB) 4.00%, 07/01/26 (c)	680,017
1,000,000	Geisinger Authority Health System, Series C (RB) 5.00%, 10/01/29 (c) (p)	1,334,220
415,000	Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network Issue, Series A (RB) (AMBAC) 4.00%, 01/15/25 (c)	449,557
1,000,000	Pennsylvania Economic Development Financing Authority, CarbonLite P, LLC Project (RB) 5.25%, 06/01/26	1,001,660
	Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
250,000	5.00%, 12/31/21	259,610
125,000	5.00%, 12/31/23	141,139
130,000	5.00%, 06/30/26	159,601
100,000	Pennsylvania Turnpike Commission, Series A-2 (RB) 5.00%, 06/01/26 (c)	121,256
550,000	Philadelphia Authority for Industrial Development, The Pavilion, Series A (RB) 3.00%, 12/01/21 (c)	390,951
100,000	Philadelphia Gas Works Co., Fourteenth Series (RB) 5.00%, 10/01/26	122,879
40,000	Redevelopment Authority of the City of Scranton, Series A (RB) 5.00%, 11/15/21	40,344
200,000	State Public School Building Authority, The School District of Philadelphia Project, Series A (RB) (SAW) 5.00%, 12/01/26 (c)	244,906
500,000	Susquehanna Area Regional Airport Authority, Series A (RB) 5.00%, 01/01/23 (c)	522,415
	The Hospitals and Higher Education, Facilities Authority of Philiadelphia (RB)
115,000	5.00%, 07/01/26	135,043
275,000	5.00%, 07/01/27 (c)	321,885
		14,564,817
Puerto Rico: 3.3%
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
485,000	5.25%, 07/01/22 (c)	512,887
780,000	6.13%, 07/01/24	851,175
185,000	Puerto Rico Convention Center District Authority, Series A (RB) (CIFG) 5.00%, 03/01/21 (c)	191,730
250,000	Puerto Rico Electric Power Authority, Series UU (RB) (AGM) 5.00%, 03/01/21 (c)	259,090
1,000,000	Puerto Rico Highway and Transportation Authority, Series CC (RB) (AGM) 5.25%, 07/01/32	1,202,490
100,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, AES Puerto Rico Project (RB) 6.63%, 03/01/21 (c)	103,500
200,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB) 5.00%, 03/01/21 (c)	200,288
780,000	Puerto Rico Municipal Finance Agency (RB) (AGM) 5.00%, 03/01/21 (c)	809,702
	Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
1,605,013	0.00%, 07/01/24 ^	1,529,048
2,010,000	0.00%, 07/01/27 ^	1,811,432
251,000	0.00%, 07/01/28 (c) ^	198,021
808,000	0.00%, 07/01/28 (c) ^	690,169
		8,359,532
Rhode Island: 0.1%
155,000	Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	191,361
115,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	127,535
		318,896
South Carolina: 0.5%

109,791	Connector 2000 Association, Inc., Series A-1 (RB) 0.00%, 04/01/26 (c) ^	52,808
500,000	South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB) 5.00%, 12/15/26 (c)	557,520
375,000	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 4.00%, 11/15/24 (c)	384,349
220,000	South Carolina Public Service Authority, Series C (RB) 5.00%, 12/01/24 (c)	257,811
		1,252,488
Tennessee: 0.3%
500,000	Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c)	441,100
25,000	Clarksville Natural Gas Acquisition Corp. (RB) 5.00%, 12/15/21	26,013
220,000	Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA) 4.75%, 07/01/27	218,887
		686,000
Texas: 5.3%
200,000	Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/26	222,474
120,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	140,105
395,000	City of Austin, Airport System (RB) 5.00%, 11/15/24 (c)	456,466
180,000	City of Houston, Airport System, Series C (RB) 5.00%, 07/01/27	225,909
200,000	City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	207,046
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
1,000,000	4.75%, 07/01/24	1,047,770
1,500,000	5.00%, 07/15/28	1,722,135
	Clifton Higher Education Finance Corp., Series A (RB)
95,000	4.63%, 08/15/25	103,331
200,000	5.13%, 08/15/25 (c)	230,254
1,065,000	6.00%, 09/28/23 (c)	1,174,588
500,000	Clifton Higher Education Finance Corp., Series D (RB) 5.25%, 08/15/25 (c)	586,965
335,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	341,224
315,000	Harris County, Houston Sports Authority, Junior Lien, Series H (RB) 0.00%, 11/15/29 ^	240,758
260,000	Matagorda County Navigation District No. 1, Series A (RB) (AMBAC) 4.40%, 05/01/30	326,633
300,000	Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) 5.00%, 02/15/26 (c)	255,273
600,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Island Campus, LLC, Series A (RB) 5.00%, 04/01/27 (c)	611,862
1,000,000	New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Series A (RB) 4.00%, 08/15/25 (c)	1,052,080
100,000	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB) 4.00%, 08/15/21 (c)	100,757
250,000	New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	270,770
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
100,000	5.00%, 07/01/23	83,000
100,000	5.00%, 07/01/24	83,000
405,000	North Texas Tollway Authority, First Tier, Series D (RB) 0.00%, 01/01/29 ^	371,454
185,000	North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/26 (c)	225,835
	SA Energy Acquisition Public Facility Corp. (RB)
85,000	5.50%, 08/01/22	91,492
55,000	5.50%, 08/01/24	64,235
125,000	5.50%, 08/01/25	151,523
110,000	5.50%, 08/01/27	140,523
190,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series B-1 (RB) 4.50%, 03/01/21 (c) (d) *	114,000
230,000	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series A (RB) 5.00%, 11/15/25 (c)	232,615
200,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	211,568
500,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB) 6.00%, 05/15/27 (c)	566,285
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien, Series A (RB)
155,000	5.25%, 12/15/22	169,122
15,000	5.25%, 12/15/23	17,042
60,000	5.25%, 12/15/24	70,807
100,000	5.25%, 12/15/25	122,172
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
1,000,000	5.00%, 02/25/21 (c)	1,105,030
70,000	5.00%, 02/25/21 (c)	77,312
115,000	5.00%, 12/15/21	121,243
105,000	5.00%, 12/15/22	116,068
		13,450,726
Virgin Islands: 1.1%
	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
1,000,000	5.00%, 10/01/24 (c)	946,760
300,000	5.00%, 10/01/24	291,843
500,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB) 5.00%, 03/01/21 (c)	501,305
215,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A-1 (RB) 5.00%, 03/01/21 (c)	215,561
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
140,000	5.00%, 03/01/21 (c)	138,428
25,000	5.00%, 03/01/21 (c)	25,065
515,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB) 5.00%, 03/01/21 (c)	513,749
	Virgin Islands Water and Power Authority, Series A (RB)
75,000	5.00%, 03/01/21 (c)	72,011
150,000	5.00%, 03/01/21 (c)	145,542
55,000	Virgin Islands Water and Power Authority, Series B (RB) 5.00%, 03/01/21 (c)	52,276
		2,902,540
Virginia: 1.4%
140,000	Amherst Industrial Development Authority, Sweet Briar College (RB) 4.75%, 03/01/21 (c)	135,523
500,000	Chesapeake Bay Bridge and Tunnel District, First Tier (RB) 5.00%, 11/01/23	559,195
55,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	55,537
325,000	Peninsula Town Center Community Development Authority (RB) 4.50%, 09/01/27 (c)	346,882
500,000	Roanoke County Economic Development Authority, Series A (RB) 4.75%, 09/01/26 (c)	514,655
1,525,000	Roanoke Economic Development Authority, Residential Care Facility (RB) 4.30%, 09/01/27 (c)	1,522,575
500,000	Virginia College Building Authority, Regent University Project (RB) 5.00%, 03/01/21 (c)	500,175
		3,634,542
Washington: 1.5%
155,000	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB) 5.00%, 12/01/25	166,402
1,000,000	Klickitat County Public Hospital District No. 2 (RB) 4.00%, 12/01/27	1,019,120
480,000	Washington Health Care Facilities Authority, CommonSpirit Health, Series B-2 (RB) 5.00%, 02/01/25 (c) (p)	561,686
475,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB) 6.00%, 07/01/25	521,327
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
250,000	3.75%, 07/01/26	254,340
500,000	4.00%, 01/01/25 (c)	528,915
365,000	5.00%, 01/01/25 (c)	398,967
500,000	Washington State Housing Finance Commission, Transforming Age Projects, Series B (RB) 2.38%, 07/01/21 (c)	496,435
		3,947,192
West Virginia: 0.3%
100,000	Brooke County Commission, Bethany College, Series A (RB) 5.75%, 04/01/21 (c)	97,458
545,000	County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA) 3.00%, 06/01/22 (c)	547,616
150,000	West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB) 5.00%, 06/01/26	184,184
		829,258
Wisconsin: 2.5%
500,000	Public Finance Authority, Cedars Obligated Group (RB) 4.25%, 05/01/27 (c)	493,130
1,000,000	Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 05/01/26 (c)	1,124,620
	Public Finance Authority, Friends Homes (RB)
205,000	4.00%, 09/01/24	219,018
500,000	4.00%, 09/01/26 (c)	566,545
175,000	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	177,543
580,000	Public Finance Authority, Penick Village (RB) 4.00%, 09/01/26 (c)	588,839
250,000	Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/24 (c)	256,368
2,015,000	Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	2,243,944
240,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	249,204
	Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB)
175,000	3.50%, 08/01/22	175,935
250,000	5.00%, 08/01/24 (c)	271,663
		6,366,809
Total Municipal Bonds: 99.1% (Cost: $244,295,874)		252,179,441
Other assets less liabilities: 0.9%		2,299,092
NET ASSETS: 100.0%		$254,478,533

Definitions:

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-Income producing

Summary of Investments By Sector	% of Investments	Value
Education	8.4%	$21,292,506
Health Care	13.2	33,352,270
Housing	0.2	390,951
Industrial Revenue	24.4	61,528,332
Leasing	11.6	29,147,328
Local	8.1	20,404,306
Power	1.5	3,772,392
Special Tax	10.6	26,667,610
State	7.2	18,075,185
Tobacco	2.1	5,364,115
Transportation	11.0	27,831,473
Water & Sewer	1.7	4,352,973
	100.0%	$252,179,441

VANECK VECTORS SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 97.7%
Alabama: 2.9%
$250,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22	$269,343
125,000	Alabama Federal Aid Highway Finance Authority, Series B (RB) 5.00%, 09/01/23	140,535
	Black Belt Energy Gas District, Series A (RB) (SAW)
470,000	4.00%, 09/01/23 (c) (p)	514,899
860,000	5.00%, 12/01/23	972,092
	County of Jefferson, Series A (GO)
290,000	5.00%, 04/01/24	331,537
340,000	5.00%, 04/01/25	403,444
1,000,000	Industrial Development Board of the City of Mobile, Alabama Power Co. Barry Plant Project, Series A (RB) 1.00%, 06/26/25 (p)	1,026,300
375,000	Jefferson County (RB) 5.00%, 09/15/22	403,961
1,500,000	Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 09/01/25 (c) (p)	1,739,055
250,000	Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 03/01/24 (c) (p)	277,950
825,000	Tuscaloosa City Board of Education (RB) 5.00%, 08/01/26 (c)	1,035,226
450,000	UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/23	502,456
		7,616,798
Alaska: 0.1%
125,000	Alaska Railroad Corp., Series B (RB) 5.00%, 08/01/23	138,945
Arizona: 1.5%
250,000	City of Phoenix Civic Improvement Corp., Junior Lien Airport, Series D (RB) 5.00%, 07/01/23	277,935
125,000	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB) 5.00%, 07/01/23	139,546
200,000	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB) 5.00%, 07/01/24	232,238
400,000	Gilbert Water Resource Municipal Property Corp. (RB) 5.00%, 07/01/25	483,804
700,000	Maricopa County Industrial Development Authority, Banner Health, Series A (RB) 5.00%, 01/01/26	860,293
250,000	Maricopa County Special Health Care District, Series C (GO) 5.00%, 07/01/24	287,988
310,000	Pima County (GO) 4.00%, 07/01/23	338,687
	State of Arizona (CP)
105,000	5.00%, 10/01/21	108,442
500,000	5.00%, 09/01/22	538,850
500,000	5.00%, 07/01/23	558,185
		3,825,968
California: 12.9%
250,000	Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	275,773
400,000	Bay Area Toll Authority, Series B (RB) 2.85%, 10/01/24 (c) (p)	434,948
475,000	Bay Area Toll Authority, Series G (RB) 2.00%, 10/01/23 (c) (p)	494,432
250,000	California Health Facilities Financing Authority, Kaiser Permanente, Series C (RB) 5.00%, 11/01/22 (p)	271,103
335,000	California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB) 2.00%, 10/01/25 (c) (p)	360,480
1,105,000	California Health Facilities Financing Authority, Providence St. Joseph Health, Series C (RB) (SAW) 5.00%, 10/01/25 (p)	1,342,243
100,000	California Infrastructure and Economic Development Bank, Clean Water State (RB) 5.00%, 10/01/24	117,621
325,000	California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/22	339,898
1,215,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB) 5.00%, 09/01/23	1,366,340
	California State Public Works Board, Various Capital Projects, Series B (RB)
450,000	5.00%, 10/01/22	486,414
275,000	5.00%, 10/01/26	346,418
100,000	California Statewide Communities Development Authority, Southern California Edison Company, Series D (RB) 2.63%, 12/01/23 (p)	106,856
405,000	Chino Basin Regional Financing Authority, Series B (RB) 4.00%, 08/01/25 (c)	473,336
100,000	City and County of San Francisco, Series B (CP) 5.00%, 04/01/25	119,391
500,000	City of Los Angeles, Department of Airports, Los Angeles International Airport, Series B (RB) 5.00%, 05/15/26	625,270
240,000	County of Sacramento, Airport System, Series B (RB) 5.00%, 07/01/25	287,825
225,000	El Dorado Irrigation District, Series C (RB) 5.00%, 03/01/26 (c)	278,793
500,000	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) 5.00%, 06/01/22	532,110
1,000,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB) 5.00%, 06/01/23	1,110,310
500,000	Los Angeles Community College District, Series J (GO) 3.00%, 08/01/23	535,645
250,000	Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/23	279,545
550,000	Los Angeles Department of Water and Power, Series B (RB) 5.00%, 07/01/23	614,284
250,000	Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/24	291,040
	Los Angeles Unified School District, Series A (GO)
500,000	5.00%, 07/01/22	534,605
750,000	5.00%, 07/01/24	872,565
130,000	Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/23	145,128
125,000	Municipal Improvement Corp. of Los Angeles, Series A (RB) 5.00%, 11/01/23	141,153
250,000	Municipal Improvement Corp. of Los Angeles, Series B (RB) 5.00%, 11/01/23	282,305
	Northern California Energy Authority, Series A (RB)
1,000,000	4.00%, 07/01/24 (p)	1,117,970
275,000	5.00%, 07/01/24	318,918
430,000	Oakland Unified School District (GO) 5.00%, 08/01/23	477,855
350,000	Oakland Unified School District, Series A (GO) 5.00%, 08/01/23	388,951
205,000	Orange County Water District, Series A (CP) 2.00%, 02/15/23 (c)	212,450
530,000	Pittsburg Successor Agency, Los Medanos Community, Series A (AGM) (TA) 5.00%, 09/01/23	592,365
930,000	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 2.13%, 04/01/23 (c) (p)	966,549
	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB)
265,000	5.00%, 11/01/22	287,758
305,000	5.00%, 11/01/24	360,556
200,000	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series B (RB) 5.00%, 11/01/24 (c)	235,738
250,000	Riverside County Transportation Commission, Series B (RB) 5.00%, 06/01/25	300,825
300,000	Sacramento County, Airport System, Series B (RB) 5.00%, 07/01/23	333,753
125,000	Sacramento Municipal Utility District, Series D (RB) 5.00%, 08/15/24	146,281
100,000	San Diego County Water Authority, Series A (RB) 5.00%, 05/01/23	110,964
325,000	State of California (GO) 5.00%, 08/01/24	379,866
500,000	State of California, Department of Water Resources, Central Valley Project, Series BB (RB) 5.00%, 12/01/26	638,620
320,000	State of California, State Public Works Board, Various Capital Projects, Series C (RB) 5.00%, 03/01/25	381,859
	State of California, Various Purpose (GO)
1,000,000	3.00%, 03/01/26	1,139,590
300,000	4.00%, 11/01/24	342,948
600,000	4.00%, 10/01/25	705,354
285,000	4.00%, 08/01/26	342,732
265,000	5.00%, 09/01/22	285,545
600,000	5.00%, 09/01/23	675,234
1,000,000	5.00%, 09/01/23	1,125,390
250,000	5.00%, 10/01/23	282,343
525,000	5.00%, 11/01/23	595,009
100,000	5.00%, 10/01/24	117,661
300,000	5.00%, 04/01/25	359,691
1,500,000	5.00%, 08/01/25	1,821,495
300,000	5.00%, 09/01/25	365,445
835,000	5.00%, 10/01/25	1,020,345
500,000	5.00%, 11/01/25	612,890
295,000	5.00%, 08/01/26	370,839
935,000	5.00%, 09/01/26	1,178,399
595,000	5.00%, 11/01/26	753,710
300,000	Stockton Unified School District (GO) 5.00%, 08/01/23	333,783
480,000	Tobacco Securitization Authority of Southern California, Series A-1 (RB) (AGM) 5.00%, 06/01/23	534,926
		33,280,438
Colorado: 0.8%
125,000	Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 12/01/23	138,486
530,000	City and County of Denver, Airport System, Series A (RB) 5.00%, 11/15/25	645,513
250,000	City of Aurora, Water Revenue, First Lien (RB) 5.00%, 08/01/22	268,323
500,000	Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/25	606,815
385,000	State of Colorado, Series K (CP) 5.00%, 03/15/26	474,890
		2,134,027
Connecticut: 3.1%
215,000	City of New Haven, Series A (GO) (AGM) 5.00%, 08/15/24	247,650
1,000,000	Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB) 5.00%, 07/01/25	1,179,080
390,000	Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series C-2 (RB) 5.00%, 02/01/23 (p)	427,530
	State of Connecticut, Series A (GO)
280,000	5.00%, 03/15/23	308,092
265,000	5.00%, 04/15/23	292,618
375,000	State of Connecticut, Series B (GO) 4.00%, 05/15/23	406,995
	State of Connecticut, Series D (GO)
300,000	5.00%, 08/15/23	335,919
1,040,000	5.00%, 04/15/26	1,284,910
	State of Connecticut, Series E (GO)
350,000	5.00%, 10/15/22	378,920
270,000	5.00%, 09/15/25	327,024
	State of Connecticut, Special Tax Obligation, Series A (RB)
305,000	5.00%, 01/01/22	318,417
325,000	5.00%, 09/01/22	349,928
300,000	5.00%, 01/01/23	327,129
375,000	5.00%, 04/15/23	414,082
100,000	5.00%, 09/01/23	112,152
200,000	State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 10/01/23	225,074
	University of Connecticut, Series A (RB)
170,000	5.00%, 01/15/22	177,747
575,000	5.00%, 04/15/24	659,720
285,000	5.00%, 03/15/26	350,077
		8,123,064
Delaware: 0.4%
1,000,000	Delaware Economic Development Authority, Delmarva Power and Light Co. Project, Series A (RB) (AGM) 1.05%, 07/01/25 (p)	1,031,010
District of Columbia: 1.1%
440,000	District of Columbia, Series A (GO) 5.00%, 06/01/22	468,780
120,000	District of Columbia, Series B (GO) 5.00%, 06/01/25	144,799
315,000	District of Columbia, Series D (GO) 5.00%, 06/01/25	380,098
500,000	District of Columbia, Series E (GO) 5.00%, 06/01/25	603,330
	Washington Metropolitan Area Transit Authority, Series A-1 (RB)
225,000	5.00%, 07/01/24	260,600
100,000	5.00%, 07/01/25	120,267
	Washington Metropolitan Area Transit Authority, Series B (RB)
300,000	5.00%, 07/01/25	360,801
300,000	5.00%, 07/01/26	373,218
		2,711,893
Florida: 3.0%
600,000	City of Gainesville, Utilities System, Series A (RB) 5.00%, 10/01/22	648,342
	City of Jacksonville, Series B (RB)
265,000	5.00%, 10/01/24	309,785
1,020,000	5.00%, 10/01/25	1,236,362
280,000	County of Miami-Dade (RB) 5.00%, 10/01/25	337,520
375,000	Lee County School Board, Series A (CP) 5.00%, 08/01/24	435,735
710,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA) 5.00%, 02/01/24	809,244
100,000	Orange County Health Facilities Authority, Orlando Health Obligated Group, Series B (RB) 5.00%, 10/01/22	107,446
340,000	School District of Broward County, Series C (CP) 5.00%, 07/01/24	393,795
	State of Florida, Board of Education, Lottery Revenue, Series A (RB)
450,000	5.00%, 07/01/23	503,181
650,000	5.00%, 07/01/24	757,672
1,150,000	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/24	1,335,978
130,000	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO) 5.00%, 06/01/23	144,840
150,000	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO) 5.00%, 06/01/23	167,123
	State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
225,000	5.00%, 06/01/23	250,684
100,000	5.00%, 06/01/24	116,172
180,000	State of Florida, Department of Management Services, Series A (RB) 5.00%, 09/01/23	202,469
		7,756,348
Georgia: 2.4%
500,000	Burke County Development Authority, Series F (RB) 3.00%, 02/01/23 (p)	524,810
500,000	City of Atlanta, Water and Wastewater, Series A (RB) 5.00%, 11/01/24	589,225
500,000	Main Street Natural Gas, Inc., Series A (RB) 4.00%, 06/01/23 (c) (p)	545,470
1,000,000	Main Street Natural Gas, Inc., Series B (RB) 4.00%, 09/01/24 (c) (p)	1,132,560
500,000	Main Street Natural Gas, Inc., Series C (RB) 4.00%, 06/01/23	543,965
225,000	Municipal Gas Authority of Georgia, Gas Portfolio IV Project, Series A (RB) 5.00%, 10/01/23	253,208
360,000	Private Colleges and Universities Authority, Emory University, Series A (RB) 5.00%, 09/01/26	453,715
	State of Georgia, Series A (GO)
160,000	5.00%, 02/01/23	175,638
700,000	5.00%, 08/01/26	881,699
1,000,000	State of Georgia, Series E (GO) 5.00%, 12/01/24	1,185,230
		6,285,520
Hawaii: 0.5%
115,000	City and County of Honolulu, Wastewater System, Series A (RB) 5.00%, 07/01/24	133,579
120,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/23	135,388
700,000	State of Hawaii, Series FE (GO) 5.00%, 10/01/23	789,761
110,000	State of Hawaii, Series FN (GO) 5.00%, 10/01/24	129,251
100,000	State of Hawaii, Series FT (GO) 5.00%, 01/01/23	109,367
		1,297,346
Illinois: 4.3%
	Chicago O’Hare International Airport, Series B (RB)
100,000	5.00%, 01/01/22	104,437
500,000	5.00%, 01/01/26	609,305
	Chicago O’Hare International Airport, Series C (RB)
250,000	5.00%, 01/01/22	260,810
100,000	5.00%, 01/01/22	104,324
650,000	5.00%, 01/01/23	707,863
115,000	5.00%, 01/01/24	130,493
	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
380,000	5.00%, 06/01/22	402,697
350,000	5.00%, 06/01/23	385,024
200,000	Community College District No. 512, Counties of Cook, Kane, Lake, and McHenry, Series B (GO) 5.00%, 12/01/25	243,870
	Illinois Finance Authority, Clean Water Initiative (RB)
310,000	4.00%, 01/01/23	332,987
100,000	4.00%, 07/01/25	116,418
340,000	5.00%, 07/01/22	363,484
250,000	5.00%, 01/01/23	273,315
155,000	5.00%, 01/01/24	176,708
500,000	5.00%, 07/01/24	581,710
600,000	5.00%, 01/01/25	711,150
250,000	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB) 5.00%, 07/15/23	278,508
285,000	Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/25	345,081
115,000	Railsplitter Tobacco Settlement Authority (RB) 5.00%, 06/01/22	121,971
495,000	Regional Transportation Authority of Illinois, Series A (RB) 5.00%, 07/01/24	568,582
370,000	Sales Tax Securitization Corp., Series A (RB) 5.00%, 01/01/23	397,839
	State of Illinois (GO)
400,000	5.00%, 06/01/22	422,476
350,000	5.00%, 02/01/23	378,773
250,000	5.50%, 05/01/24	285,513
335,000	5.50%, 05/01/25	394,436
	State of Illinois, Series B (GO)
130,000	5.00%, 12/01/24	148,767
400,000	5.00%, 09/01/25	466,316
395,000	State of Illinois, Series C (RB) 5.00%, 06/15/22	415,655
	State of Illinois, Series D (GO)
470,000	5.00%, 11/01/22	499,511
345,000	5.00%, 11/01/25	398,668
300,000	5.00%, 11/01/26	353,979
		10,980,670
Indiana: 1.0%
500,000	City of Indianapolis, Water System, Series A (RB) 5.00%, 10/01/25	607,870
260,000	Indiana Finance Authority Highway, Series C (RB) 5.00%, 12/01/25	318,851
215,000	Indiana Finance Authority, Indiana University Health Obligated Group, Series A (RB) 5.00%, 12/01/23	243,219
250,000	Indiana Finance Authority, Series C (RB) 5.00%, 12/01/23	284,258
	Indiana Finance Authority, Series E (RB)
500,000	5.00%, 02/01/24	572,475
250,000	5.00%, 02/01/25	297,815
250,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/22	260,880
		2,585,368
Iowa: 0.2%
250,000	Iowa Finance Authority (RB) 5.00%, 08/01/23	280,283
250,000	State of Iowa, Prison Infrastructure Fund (RB) 5.00%, 06/15/23	278,563
		558,846
Kansas: 0.1%
350,000	Johnson County Unified School District No. 233, Series B (GO) 5.00%, 09/01/22	376,960
Kentucky: 1.2%
500,000	Kentucky Public Energy Authority, Gas Supply, Series A (RB) 4.00%, 01/02/24 (c) (p)	553,475
	Kentucky Public Energy Authority, Gas Supply, Series B (RB)
200,000	4.00%, 07/01/23	217,140
1,085,000	4.00%, 10/01/24 (c) (p)	1,221,623
	Kentucky State Property and Building Commission No. 112, Series B (RB)
570,000	5.00%, 11/01/22	616,546
320,000	5.00%, 11/01/23	359,565
125,000	Kentucky Turnpike Authority, Series B (RB) 5.00%, 07/01/24	142,668
		3,111,017
Louisiana: 0.5%
175,000	Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project (RB) 5.00%, 10/01/22	187,789
590,000	Louisiana State Citizens Property Insurance Corp. (RB) 5.00%, 06/01/23	649,619
335,000	State of Louisiana, Series A (GO) 5.00%, 03/01/26	413,099
		1,250,507
Maryland: 3.3%
1,125,000	County of Baltimore (CP) 5.00%, 03/01/26	1,387,271
500,000	Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program (RB) 5.00%, 05/01/26 (c)	621,660
320,000	Maryland State Stadium Authority, Baltimore City Public Schools (RB) 5.00%, 05/01/23	353,555
165,000	State of Maryland, Department of Transportation (RB) 5.00%, 09/01/24	193,499
790,000	State of Maryland, State and Local Facilities Loan, First Series (GO) 5.00%, 06/01/22	841,461
2,730,000	State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/15/24	3,143,295
145,000	State of Maryland, State and Local Facilities Loan, Second Series (GO) 5.00%, 08/01/22	155,627
500,000	State of Maryland, State and Local Facilities Loan, Second Series A (GO) 5.00%, 08/01/25	607,165
	State of Maryland, State and Local Facilities Loan, Second Series B (GO)
550,000	5.00%, 08/01/24	643,060
500,000	5.00%, 08/01/25	607,165
		8,553,758
Massachusetts: 3.7%
860,000	Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB) 5.00%, 06/15/23 (c)	957,670
	Commonwealth of Massachusetts, Series A (GO)
250,000	5.00%, 01/01/26	308,348
900,000	5.00%, 07/01/26	1,128,429
250,000	Commonwealth of Massachusetts, Series B (GO) 5.00%, 07/01/22	267,303
300,000	Commonwealth of Massachusetts, Series C (GO) 5.00%, 10/01/26	379,062
900,000	Commonwealth of Massachusetts, Series D (GO) 5.00%, 07/01/23	1,006,128
	Commonwealth of Massachusetts, Series E (GO)
750,000	3.00%, 12/01/25	847,837
250,000	5.00%, 09/01/26	315,080
	Massachusetts Development Finance Agency, Harvard University Issue, Series A (RB)
900,000	5.00%, 10/15/25	1,104,696
1,025,000	5.00%, 07/15/26	1,291,141
500,000	5.00%, 10/15/26	634,785
250,000	Massachusetts Development Finance Agency, Partners Healthcare System, Series S-4 (RB) 5.00%, 01/25/24 (p)	285,315
450,000	Massachusetts Development Finance Agency, The Broad Institute Issue (RB) 5.00%, 04/01/26	558,441
	Massachusetts Water Resources Authority, Series C (RB)
250,000	5.00%, 08/01/22	268,323
220,000	5.00%, 08/01/23	246,589
		9,599,147
Michigan: 0.9%
500,000	Regents of University of Michigan, Series A (RB) 5.00%, 04/01/23	552,810
	State of Michigan, Grant Anticipation (RB)
175,000	5.00%, 03/15/24	200,018
1,065,000	5.00%, 03/15/26	1,309,396
145,000	Wayne County Airport Authority, Series C (RB) 5.00%, 12/01/23	164,339
		2,226,563
Minnesota: 1.4%
200,000	Duluth Independent School District No. 709, Series A (CP) (SD CRED PROG) 5.00%, 02/01/25	233,460
500,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series B (RB) 5.00%, 01/01/25	591,765
480,000	Regents of University of Minnesota, Series B (RB) 5.00%, 12/01/22	522,634
370,000	Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) 5.00%, 02/01/22	388,067
1,200,000	State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/24	1,403,952
510,000	State of Minnesota, Various Purpose, Series D (GO) 5.00%, 08/01/22	547,536
		3,687,414
Missouri: 1.1%
1,000,000	City of St. Louis, St. Louis Lambert International Airport, Series A (RB) (AGM) 5.00%, 07/01/23	1,113,790
150,000	Health and Educational Facilities Authority, Mercy Health, Series A (RB) 5.00%, 06/01/25	178,496
260,000	Health and Educational Facilities Authority, Saint Luke’s Health System, Inc. (RB) 5.00%, 11/15/22	281,557
500,000	Missouri Highways and Transportation Commission, Third Lien, Series B (RB) 5.00%, 11/01/25	612,360
500,000	Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water, Series B (RB) 5.00%, 07/01/25 (c)	601,945
		2,788,148
Nebraska: 1.2%
500,000	Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 10/01/23 (c) (p)	562,475
	Central Plains Energy Project, Gas Supply (RB)
825,000	2.50%, 05/01/25 (c) (p)	896,593
1,500,000	4.00%, 05/01/25 (c) (p)	1,730,130
		3,189,198
Nevada: 1.0%
	Clark County Limited Tax Bond Bank, Series A (GO)
100,000	5.00%, 11/01/23	113,070
385,000	5.00%, 11/01/25	469,481
250,000	Clark County School District, Series A (GO) 5.00%, 06/15/23	276,675
250,000	Clark County Water Reclamation District (GO) 5.00%, 07/01/22	267,303
300,000	Clark County, McCarran International Airport, Series A (RB) 5.00%, 07/01/23	334,293
450,000	Clark County, Series B (GO) 5.00%, 11/01/23	508,815
300,000	Las Vegas Valley Water District, Series A (GO) 5.00%, 06/01/22	319,542
300,000	State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/24	355,062
		2,644,241
New Jersey: 3.4%
300,000	City of Newark, Series A (GO) (AGM) (SAW) 5.00%, 10/01/26	369,570
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
435,000	5.00%, 11/01/23	489,023
100,000	5.00%, 11/01/24	116,383
160,000	New Jersey Economic Development Authority, Princeton University, Series B (RB) 5.00%, 07/01/22	171,051
1,000,000	New Jersey Educational Facilities Authority, Princeton University, Series B (RB) 5.00%, 07/01/25	1,212,460
225,000	New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 5.00%, 07/01/25	272,804
300,000	New Jersey Health Care Facilities Financing Authority, AHS Hospital Corp. Issue (RB) 5.00%, 07/01/23	331,377
500,000	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 10/01/26	602,705
300,000	New Jersey Health Care Facilities Financing Authority, Valley Health System Obligated Group (RB) 5.00%, 07/01/26	369,420
500,000	New Jersey Higher Education Student Assistance Authority, Series A (RB) (AGM) 5.00%, 12/01/23	566,380
890,000	New Jersey Sports and Exposition Authority, Series A (RB) 5.00%, 09/01/24	1,027,959
890,000	New Jersey Transportation Trust Fund Authority, Series A (RB) 5.00%, 06/15/24	1,014,858
335,000	State of New Jersey, Series T (GO) 5.00%, 06/01/22	355,706
	State of New Jersey, Various Purposes (GO)
800,000	5.00%, 06/01/22	849,448
675,000	5.00%, 06/01/24	777,330
290,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	321,813
		8,848,287
New Mexico: 1.2%
325,000	New Mexico Finance Authority, Series D (RB) 5.00%, 06/01/22	346,258
1,165,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply (RB) (SBG) 5.00%, 02/01/25 (c) (p)	1,382,599
320,000	State of New Mexico, Series A (GO) 5.00%, 03/01/23	352,160
	State of New Mexico, Series B (RB)
505,000	4.00%, 07/01/23	551,606
340,000	5.00%, 03/01/23	374,170
		3,006,793
New York: 13.8%
270,000	Build NYC Resource Corp., The Chapin School Ltd. Project (RB) 5.00%, 11/01/26	341,844
	City of New York, Series A (GO)
250,000	4.00%, 08/01/23	273,263
670,000	5.00%, 08/01/22	717,530
375,000	5.00%, 08/01/22	401,602
100,000	5.00%, 08/01/23	111,793
965,000	5.00%, 08/01/24	1,122,758
500,000	City of New York, Series B-1 (GO) 5.00%, 10/01/22	539,410
	City of New York, Series C (GO)
750,000	5.00%, 08/01/24	872,040
750,000	5.00%, 08/01/25	905,880
320,000	City of New York, Series C and D (GO) 5.00%, 08/01/23	357,738
100,000	City of New York, Series D-3 (GO) 5.00%, 08/01/23 (c) (p)	111,145
255,000	City of New York, Series E (GO) 5.00%, 08/01/24	296,687
100,000	City of Yonkers, Series C (GO) 5.00%, 10/01/23	112,423
	County of Nassau, Series C (GO)
775,000	5.00%, 10/01/22	830,025
200,000	5.00%, 10/01/24	233,004
	Hudson Yards Infrastructure Corp., Series A (RB)
100,000	3.00%, 02/15/22	102,780
210,000	5.00%, 02/15/22	220,181
100,000	5.00%, 02/15/23	109,447
500,000	Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/22	538,185
	Metropolitan Transportation Authority, Series A (RB)
1,125,000	4.00%, 11/15/25	1,308,724
1,055,000	5.00%, 11/15/24	1,199,155
1,500,000	Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 11/15/24 (p)	1,705,560
750,000	Metropolitan Transportation Authority, Series A-2 (RB) (SD CRED PROG) 5.00%, 05/15/24 (p)	839,377
	Metropolitan Transportation Authority, Series B (RB)
290,000	5.00%, 11/15/23	319,850
250,000	5.00%, 11/15/23	275,733
390,000	5.00%, 11/15/24	443,290
	Metropolitan Transportation Authority, Series C-1 (RB)
500,000	5.00%, 11/15/23	551,465
875,000	5.00%, 11/15/25	1,026,961
	Metropolitan Transportation Authority, Series F (RB)
200,000	5.00%, 11/15/23	220,586
235,000	5.00%, 11/15/25	275,812
250,000	Monroe County Industrial Development Agency, Rochester Schools Modernization Project (RB) (SAW) 5.00%, 05/01/23	276,275
250,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 5.00%, 07/15/24	291,318
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series 1 (RB) 5.00%, 11/01/22	1,084,410
500,000	New York City Transitional Finance Authority, Series S-3 (RB) (SAW) 5.00%, 07/15/21 (c)	510,810
430,000	New York City Water and Sewer System, Series BB-2 (RB) (AGM) 5.00%, 12/15/24 (c)	508,600
530,000	New York City Water and Sewer System, Series CC-2 (RB) 5.00%, 12/15/21 (c)	552,610
125,000	New York State Dormitory Authority, Columbia University (RB) 5.00%, 10/01/24	147,228
700,000	New York State Dormitory Authority, Cornell University, Series A (RB) 5.00%, 07/01/26	878,955
300,000	New York State Dormitory Authority, New York City Issue, Series 1 (RB) (SAW) 5.00%, 01/15/23	325,527
110,000	New York State Dormitory Authority, New York University, Series A (RB) 5.00%, 07/01/24	127,567
	New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
250,000	5.00%, 10/01/22	267,965
365,000	5.00%, 10/01/23	407,446
385,000	5.00%, 10/01/25	464,880
490,000	5.00%, 02/15/26	605,170
400,000	5.00%, 10/01/26	497,024
300,000	New York State Dormitory Authority, School Districts Bond Financing Program, Series B (RB) 5.00%, 10/01/24	349,983
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/23	1,098,130
435,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 02/15/26	537,242
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
770,000	5.00%, 02/15/22	809,147
815,000	5.00%, 02/15/23	894,976
1,000,000	5.00%, 02/15/25	1,190,890
250,000	5.00%, 02/15/25	297,723
445,000	New York State Dormitory Authority, State Sales Tax, Series A (RB) 5.00%, 03/15/23	490,857
100,000	New York State Dormitory Authority, State Sales Tax, Series B (RB) 5.00%, 03/15/23	110,305
	New York State Dormitory Authority, State Sales Tax, Series C (RB)
155,000	5.00%, 03/15/24	178,315
775,000	5.00%, 03/15/25	926,590
495,000	New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 03/15/26	613,543
500,000	New York State Dormitory Authority, State University Dormitory Facilities, Series A (RB) 5.00%, 07/01/25	592,880
250,000	New York State Housing Finance Agency, Series I (RB) (SAW) 1.75%, 02/01/22 (c)	253,458
165,000	New York State Thruway Authority, Series L (RB) 5.00%, 01/01/24	186,919
	New York State Urban Development Corp., State Personal Income, Series A (RB)
790,000	5.00%, 03/15/23	871,583
415,000	5.00%, 03/15/26	513,907
500,000	Town of Oyster Bay, Public Improvement (GO) 4.00%, 03/01/24	555,105
530,000	Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26	603,681
500,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/22	531,075
285,000	Utility Debt Securitization Authority (RB) 5.00%, 06/15/22 (c)	304,038
320,000	Utility Debt Securitization Authority, Series B (RB) 5.00%, 12/15/22 (c)	349,117
		35,569,497
North Carolina: 1.6%
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB)
115,000	4.00%, 01/15/23	123,607
105,000	5.00%, 01/15/22	109,857
290,000	County of Durham (GO) 4.00%, 10/01/24	330,742
375,000	County of Wake (RB) 5.00%, 09/01/26	472,147
1,000,000	North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 02/01/24	1,137,850
665,000	State of North Carolina, Department of State Treasurer, Series B (GO) 5.00%, 06/01/25	803,386
500,000	State of North Carolina, Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/23	549,145
500,000	State of North Carolina, Series A (GO) 5.00%, 06/01/24	580,860
		4,107,594
Ohio: 2.7%
530,000	American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/23	580,641
260,000	City of Cleveland, Airport System Revenue, Series B (RB) (AGM) 5.00%, 01/01/23	281,476
	County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
100,000	5.00%, 08/01/25	120,585
410,000	5.00%, 08/01/26	510,835
500,000	County of Hamilton, Sales Tax, Series A (RB) 5.00%, 12/01/25	604,875
155,000	Hamilton County, Sales Tax Revenue, Series A (RB) 5.00%, 12/01/23	174,687
200,000	Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/24	232,270
1,325,000	State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB) 5.00%, 01/01/25	1,571,026
100,000	State of Ohio, Common School, Series B (GO) 5.00%, 09/15/25	121,838
560,000	State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 5.00%, 12/01/23	628,762
200,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/22	212,316
675,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 11/01/22	733,097
1,000,000	State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/23	1,109,640
115,000	State of Ohio, Miami University (RB) 5.00%, 09/01/25	139,443
		7,021,491
Oklahoma: 0.5%
	Oklahoma County Independent School District No. 89, Series A (GO)
500,000	0.05%, 07/01/22	499,505
450,000	1.25%, 07/01/24	466,146
350,000	Tulsa Public Facilities Authority (RB) 3.00%, 06/01/25	387,369
		1,353,020
Oregon: 0.6%
	City of Portland, Sewer System, Series A (RB) (AGM)
500,000	5.00%, 03/01/26	619,410
350,000	5.00%, 05/01/26	435,904
365,000	State of Oregon, Series A (GO) 5.00%, 05/01/22	387,334
		1,442,648
Pennsylvania: 4.3%
300,000	Allegheny County Hospital Development Authority, Series A (RB) 5.00%, 07/15/25	361,167
	City of Philadelphia, Series A (GO)
200,000	5.00%, 08/01/24	231,106
245,000	5.00%, 08/01/25	293,373
300,000	5.00%, 08/01/25	359,232
310,000	City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/22	334,704
250,000	Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	276,493
100,000	Commonwealth of Pennsylvania, First Series (GO) 5.00%, 09/15/23	112,640
	Commonwealth of Pennsylvania, Second Series (GO)
880,000	5.00%, 01/15/22	921,052
590,000	5.00%, 09/15/22	636,669
370,000	5.00%, 01/15/23	405,054
	Delaware River Port Authority, Series B (RB)
350,000	5.00%, 01/01/25	412,436
1,170,000	5.00%, 01/01/26	1,427,681
500,000	Geisinger Authority Health System, Series C (RB) 5.00%, 10/01/29 (c) (p)	667,110
270,000	Lancaster County Hospital Authority, University of Pennsylvania Health System, Series B (RB) 5.00%, 08/15/22	289,953
330,000	Lehigh County Industrial Development Authority, PPL Electric Utilities Corp. Project, Series B (RB) 1.80%, 08/15/22 (p)	337,220
600,000	Lehigh County, Lehigh Valley Health Network, Series A (RB) (SBG) 5.00%, 07/01/26	741,366
500,000	Montgomery County, Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/23	555,685
150,000	Northampton County, General Purpose Authority (RB) 5.00%, 11/01/23	168,546
310,000	Pennsylvania Economic Development Financing Authority, UPMC (RB) 5.00%, 03/15/24	355,359
	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB)
175,000	5.00%, 06/15/23	194,553
100,000	5.00%, 06/15/25	119,878
350,000	Pennsylvania State University, Series B (RB) 5.00%, 09/01/22	377,079
400,000	Philadelphia Authority for Industrial Development (RB) 5.00%, 10/01/24	458,144
660,000	Philadelphia School District, Series F (GO) (SAW) 5.00%, 09/01/25	785,024
	School District of Philadelphia, Series F (GO) (SAW)
100,000	5.00%, 09/01/22	107,257
120,000	5.00%, 09/01/24	138,304
115,000	Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/23	127,187
		11,194,272
Rhode Island: 0.5%
235,000	Rhode Island Commerce Corp., Department of Transportation, Series A (RB) 5.00%, 06/15/22	250,385
1,000,000	Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB) 5.00%, 05/15/23	1,086,030
		1,336,415
South Carolina: 1.4%
510,000	County of Charleston, Series C (GO) (SAW) 5.00%, 11/01/24	602,264
500,000	County of York (GO) (SAW) 5.00%, 04/01/24	576,745
1,500,000	Patriots Energy Group Financing Agency, Series A (RB) 4.00%, 11/01/23 (c) (p)	1,654,755
350,000	State of South Carolina, Series B (GO) (SAW) 5.00%, 04/01/24	403,602
330,000	York County, South Carolina Fort Mill School District No. 4, Series B (GO) 5.00%, 03/01/23	363,020
		3,600,386
Tennessee: 1.7%
	Metropolitan Government of Nashville and Davidson County (GO)
200,000	5.00%, 07/01/24	232,758
525,000	5.00%, 07/01/26	656,964
450,000	Shelby County, Tennessee Health, Educational and Housing Facility Board, Methodist Le Bonheur Healthcare, Series A (RB) 5.00%, 05/01/26	551,227
900,000	Tennergy Corp., Series A (RB) 5.00%, 07/01/24 (c) (p)	1,046,799
1,050,000	Tennessee Energy Acquisition Corp. (RB) 4.00%, 08/01/25 (c) (p)	1,211,353
560,000	Tennessee Energy Acquisition Corp., Series A (RB) 4.00%, 02/01/23 (c) (p)	602,655
		4,301,756
Texas: 8.7%
300,000	Aldine Independent School District, Series A (GO) 5.00%, 02/15/23	329,958
500,000	Austin Independent School District (GO) 5.00%, 08/01/26	628,540
	Bexar County Hospital District (GO)
725,000	5.00%, 02/15/24	829,037
350,000	5.00%, 02/15/26	431,175
250,000	Board of Regents of the University of North Texas System, Series A (RB) 5.00%, 04/15/22	264,378
275,000	Board of Regents of the University of Texas System, Series H (RB) 5.00%, 08/15/23	309,196
1,000,000	Brazosport Independent School District (GO) 5.00%, 02/15/23	1,098,130
750,000	City of Austin, Electric Utility System, Series A (RB) 5.00%, 11/15/30 (c)	983,167
	City of Austin, Water and Wastewater System (RB)
290,000	5.00%, 11/15/22	315,352
790,000	5.00%, 11/15/25	967,655
105,000	City of Fort Worth (GO) 5.00%, 03/01/24	120,422
	City of Houston, Airport System, Series D (RB)
500,000	5.00%, 07/01/23	556,640
250,000	5.00%, 07/01/24	289,463
	City of Houston, Public Improvement, Series A (GO)
500,000	5.00%, 03/01/22	526,565
250,000	5.00%, 03/01/22	263,283
250,000	City of Houston, Series A (GO) 5.00%, 03/01/23	275,180
500,000	City of San Antonio, General Improvement (GO) 5.00%, 08/01/25	606,415
	Colorado River Municipal Water District (RB)
115,000	5.00%, 01/01/24	130,780
405,000	5.00%, 01/01/26	495,744
150,000	Conroe Independent School District (GO) 5.00%, 02/15/23	164,817
125,000	Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/24	143,184
375,000	Dallas County, Combination Tax and Parking Garage (GO) 5.00%, 08/15/23	420,712
150,000	Fort Worth Independent School District (GO) 5.00%, 02/15/24	171,821
325,000	Grand Parkway Transportation Corp. (RB) 5.00%, 02/01/23	352,534
320,000	Harris County, Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB) 5.00%, 11/15/23	356,710
500,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/24	584,500
320,000	Harris County, Series A (GO) 5.00%, 10/01/22	346,061
500,000	Hays Consolidated Independent School District, Series A (GO) 3.00%, 02/15/26	566,355
	Houston Independent School District, Limited Tax School House (GO)
440,000	5.00%, 02/15/22	462,418
155,000	5.00%, 02/15/24	177,548
	Houston Independent School District, Limited Tax School House, Series A (GO)
650,000	5.00%, 02/15/23	714,064
165,000	5.00%, 02/15/24	189,003
455,000	Houston Independent School District, Maintenance Tax Notes (GO) 5.00%, 07/15/26	568,932
250,000	Judson Independent School District (GO) 5.00%, 02/01/25	297,375
290,000	Metropolitan Transit Authority of Harris County, Series A (RB) 5.00%, 11/01/24	341,510
160,000	New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) 5.00%, 08/15/23	178,768
150,000	North Texas Tollway Authority, First Tier, Series A (RB) 5.00%, 01/01/25	177,015
500,000	Northside Independent School District (GO) 0.70%, 06/01/25 (p)	507,015
425,000	Plano Independent School District (GO) 5.00%, 02/15/22	446,654
	Port of Houston Authority of Harris County, Series A-2 (GO)
500,000	5.00%, 10/01/24	587,300
500,000	5.00%, 10/01/25	609,685
300,000	San Antonio Water System, Junior Lien, Series A (RB) 2.00%, 05/15/25	322,461
430,000	State of Texas, Water Infrastructure Fund, Series B-2 (GO) 5.00%, 08/01/24 (c)	503,414
500,000	State of Texas, Water Infrastructure Fund, Series B-3 (GO) 5.00%, 08/01/25	606,915
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB)
250,000	5.00%, 02/15/24	284,730
250,000	5.00%, 02/15/25	295,715
	Texas Water Development Board (RB)
350,000	5.00%, 08/01/23	392,490
225,000	5.00%, 08/01/25	273,112
340,000	Texas Water Development Board, Series A (RB) 5.00%, 04/15/23	376,468
345,000	Trinity River Authority, Regional Wastewater System (RB) 3.00%, 08/01/22	359,966
1,000,000	University of Houston, Series A (RB) 5.00%, 02/15/26	1,234,180
		22,434,512
Utah: 1.1%
	State of Utah (GO)
500,000	5.00%, 07/01/23	558,830
290,000	5.00%, 07/01/25	351,755
500,000	5.00%, 07/01/26	627,515
100,000	University of Utah, Series A (RB) 5.00%, 08/01/23	112,166
1,000,000	Utah County, IHC Health Services, Inc., Series B-1 (RB) 5.00%, 02/01/24 (c) (p)	1,162,040
		2,812,306
Virginia: 2.1%
240,000	City of Alexandria, Series C (GO) (SAW) 5.00%, 07/01/23	268,238
125,000	City of Richmond, Public Utility Revenue, Series A (RB) 5.00%, 01/15/25	148,814
300,000	County of Henrico, Water and Sewer (RB) 5.00%, 05/01/25	361,128
125,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series A (RB) 5.00%, 05/15/24	144,416
1,000,000	Louisa Industrial Development Authority, Virginia Electric and Power Company Project, Series A (RB) (SAW) 1.90%, 06/01/23 (p)	1,035,910
250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/22	262,285
135,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 5.00%, 02/01/24	154,437
250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB) 5.00%, 02/01/23	274,435
125,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB) 5.00%, 09/01/22	134,713
	Virginia Commonwealth Transportation Board (RB)
150,000	5.00%, 09/15/22	161,942
400,000	5.00%, 09/15/23	450,672
325,000	5.00%, 09/15/24	381,465
175,000	Virginia Commonwealth Transportation Board, Series C (RB) 5.00%, 05/15/23	194,387
	Virginia Public Building Authority, Series A (RB)
160,000	5.00%, 08/01/23	179,338
120,000	5.00%, 08/01/24	140,120
265,000	5.00%, 08/01/26	332,795
300,000	Virginia Public Building Authority, Series B (RB) 5.00%, 08/01/26	376,749
300,000	Virginia Public School Authority, Series B (RB) (SAW) 5.00%, 08/01/23	336,258
		5,338,102
Washington: 3.3%
500,000	Clark County Public Utility District No. 1 (RB) 5.00%, 01/01/26	613,400
100,000	County of King (GO) 5.00%, 07/01/24	116,379
	County of King, Series B (RB)
575,000	5.00%, 07/01/25	695,468
200,000	5.00%, 07/01/26	250,516
	Energy Northwest, Colombia Generating Station Electric, Series A (RB)
465,000	5.00%, 07/01/22	496,839
100,000	5.00%, 07/01/23	111,637
455,000	5.00%, 07/01/24	529,015
	Energy Northwest, Project 3 Electric, Series C (RB)
450,000	5.00%, 07/01/24	523,201
1,375,000	5.00%, 07/01/25	1,661,055
200,000	State of Washington, Series D (GO) 5.00%, 02/01/24	228,796
750,000	State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/24	875,467
800,000	University of Washington, Series C (RB) (AGM) 5.00%, 04/01/26	993,912
1,000,000	Washington Health Care Facilities Authority, CommonSpirit Health, Series B-1 (RB) 5.00%, 02/01/24 (c) (p)	1,130,270
270,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/25	318,956
		8,544,911
West Virginia: 0.2%
410,000	State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/23	460,274
Wisconsin: 2.0%
545,000	City of Madison, Series A (GO) 4.00%, 10/01/22	580,327
	City of Milwaukee, Series N2 (GO)
100,000	4.00%, 03/01/23	107,560
750,000	4.00%, 03/01/25	856,657
	City of Milwaukee, Series N4 (GO)
225,000	5.00%, 04/01/24	256,921
125,000	5.00%, 04/01/25	148,098
750,000	5.00%, 04/01/26	920,355
500,000	5.00%, 04/01/26	613,570
	State of Wisconsin, Series 1 (GO)
500,000	5.00%, 11/01/22	542,760
310,000	5.00%, 05/01/25 (c)	373,311
425,000	State of Wisconsin, Series A (GO) 5.00%, 05/01/25	511,198
120,000	Wisconsin Department of Transportation, Series 2 (RB) 5.00%, 07/01/24	139,565
		5,050,322
Total Municipal Bonds: 97.7% (Cost: $246,198,846)		252,175,780
Other assets less liabilities: 2.3%		6,030,626
NET ASSETS: 100.0%		$258,206,406

Definitions:

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
TA	Tax Allocation

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector	% of Investments	Value
Education	7.6%	$19,300,541
Health Care	7.5	19,037,618
Housing	0.1	253,458
Industrial Revenue	8.9	22,338,213
Leasing	6.5	16,347,606
Local	14.8	37,405,955
Power	4.0	10,198,808
Special Tax	9.3	23,354,084
State	21.2	53,520,433
Tobacco	1.4	3,428,698
Transportation	11.7	29,440,989
Water & Sewer	7.0	17,549,377
	100.0%	$252,175,780